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CBOE Vest S&P 500 Buffer Strategy Fund
FUND SUMMARY – Cboe Vest S & P 500 ® Buffer Strategy Fund
Investment Objective

The Cboe Vest S&P 500® Buffer Strategy Fund (the “Buffer Fund” or, solely for this Fund Summary, the “Fund”) seeks to track, before fees and expenses, the performance of the Cboe® S&P 500® Buffer Protect Index Balanced Series (the “SPRO Index”).

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section “Distribution Arrangements” and in the section “Distribution” in the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. For the most recent fiscal year ended October 31, 2018, the Fund’s portfolio turnover rate was 0.00%.

Principal Investment Strategies

General Overview of the Fund’s Portfolio Construction

As explained in greater detail below, the Fund attempts to meet its objective of tracking, before fees and expenses, the performance of the SPRO Index, by constructing a portfolio of specially designed options that are similar to options that comprise the indices that underlie the SPRO Index. The Fund will effectively divide its portfolio into twelve segments (referred to herein as a tranche), and each tranche will be invested in options that are tied to a particular month of the year. The Fund will implement this general approach to portfolio construction until it has reached an asset level at which the Adviser determines that it is prudent and efficient to convert the Fund into a fund of funds structure. When the Adviser converts the Fund to a fund of funds structure, the Fund will invest in other mutual funds advised by the Adviser. Each of these other mutual funds will be similar to the twelve tranches that the Fund will initially construct for its portfolio in that each of these other mutual funds will invest in options similar to a particular index that the mutual fund is designed to track and each will be tied to a particular month of the year.

Before you read more about the specifics of the Adviser’s Investment Approach to managing the Fund, it is important to understand the SPRO Index. Immediately following this section is information about the SPRO Index and its constituent parts. Following this disclosure is information about the Adviser’s Investment Approach (i.e., how the Adviser manages the Fund to achieve its objective).

About the SPRO Index

The SPRO Index is a balanced index that is a composite of the twelve (12) Cboe® S&P 500® Buffer Protect Index Monthly Series (the “Buffer Index Monthly Series”) that correspond to each month of the year (e.g., the Cboe® S&P 500® Buffer Protect Index January Series, the Cboe® S&P 500® Buffer Protect Index February Series, . . .etc.). The SPRO Index is rebalanced on the third Wednesday of each month to be equally weighted among the 12 Buffer Index Monthly Series. The methodology for the SPRO Index, as well as each of the Buffer Index Monthly Series was created by the Chicago Board Options Exchange (“Cboe®”), an affiliate of the Adviser. The value of the SPRO Index is calculated daily as of the close of trading hours on the New York Stock Exchange by Cboe® (the “Index Calculation Agent”) utilizing an option valuation model and data provided by Cboe®. Each of the Buffer Index Monthly Series is designed to measure the returns of a hypothetical portfolio of exchange-traded FLexible EXchange® Options (“FLEX Options”) that reference the S&P 500® Index and are designed to track the returns of a “Buffer Protect” options strategy.

Buffer Protect options strategy: A Buffer Protect options strategy is a type of “target outcome” strategy. A target outcome strategy seeks to target returns from an investment that is bought at inception of the strategy and held for a specific period of time. A Buffer Protect options strategy is an investment in a portfolio of options linked to an underlying asset that, when bought at inception of the strategy and held to the expiration of the options, seeks to target returns that buffer protect against downside losses due to a decline in the underlying asset, while providing participation up to a maximum capped gain in the underlying asset.

Each of the Buffer Index Monthly Series measures the performance of a portfolio of exchange-traded FLEX Options that replicate the returns of a continuously rolling Buffer Protect options strategy that has its inception on the third Wednesday of the month of the respective Buffer Index Monthly Series and, if held to the third Wednesday of the same month the following year, seeks to buffer protect against the first 10% of losses due to a decline in the S&P 500® Index, while providing participation up to a maximum capped gain. The capped level of the Buffer Protect options strategy for each Buffer Index Monthly Series is determined by the Index Calculation Agent on the third Wednesday of the month corresponding to the Buffer Index Monthly Series, pursuant to a mathematical calculation such that the value of the portfolio of FLEX Options that comprise the Buffer Index Monthly Series is equivalent to the value of the S&P 500® Index.

Index composition: Each of the Buffer Index Monthly Series measures the performance of a portfolio of six purchased and written exchange-traded FLEX Options referencing the S&P 500® Index, that are each entered into on the third Wednesday of the month of the respective Buffer Index Monthly Series and expire on the third Wednesday of the month the following year.

The options are:

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Purchased Index Call Options. The “Purchased Index Call Options” are call options purchased each with a strike price at 50% of the “Initial Level,” which is the price of the S&P 500® Index on the third Wednesday of the month of the respective Buffer Index Monthly Series.

•	Written Type A Index Call Options. The “Written Type A Index Call Options” are call options written each with a strike price at the Initial Level.

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Written Type B Index Call Options. The “Written Type B Index Call Options” are call options written each with a strike price that will be determined on the third Wednesday of the month of the respective Buffer Index Monthly Series.

•	Written Type A Index Put Options. The “Written Type A Index Put Options” are put options written each with a strike price at 50% of the Initial Level.

•	Written Type B Index Put Options. The “Written Type B Index Put Options” are put options written each with a strike price at 90% of the Initial Level.

•	Purchased Index Put Options. The “Purchased Index Put Options” are put options purchased each with a strike price at the Initial Level.

The SPRO Index, which is a balanced index that is a composite of the 12 Buffer Index Monthly Series, will effectively be comprised of 72 FLEX options with varying strikes and expiration dates.

Adviser’s Investment Approach

The Fund generally invests in a series of 12 monthly rolling “tranches” (meaning a portion of the Fund’s investment, i.e., a January, February portion, March portion etc.). The Fund constructs each monthly tranche with FLEX Options that will be held for an approximate period of one year and that are similar to those utilized by the Buffer Index Monthly Series. Each monthly tranche seeks to track, before fees and expenses, the returns of the Buffer Index Monthly Series corresponding to that month. Each month, a previously purchased tranche’s options will generally expire, be exercised or be sold at or near their expiration, and the proceeds generally are used to purchase (or roll into) a new tranche of options expiring in approximately one year. In other words, at any given time, the Fund will generally have one tranche with options expiring in approximately one month, a second tranche expiring in approximately two months, and so on, up to a twelfth tranche expiring in approximately twelve months. The rolling nature of the tranches creates diversification of investment time period and market level compared to the risk of buying or selling investments at any one time.

To meet its objective of tracking, before fees and expenses, the performance of the SPRO Index, the Fund will invest in FLEX Options for each monthly tranche that are similar to the FLEX Options that comprise each of the Buffer Index Monthly Series. Each monthly tranche that is constructed within the Fund’s portfolio seeks to provide returns or losses before all estimated fees and expenses based on the price performance of the S&P 500® Index from the third Wednesday of the month to which the tranche belongs to the third Wednesday of the same month the following year (the “tranche holding period”) subject to the following conditions:

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If the S&P 500® Index appreciates over the tranche holding period, the tranche seeks to provide a total return that increases by the percentage increase of the S&P 500® Index, up to a maximum return that is determined at the start of the tranche holding period (the “Capped Return”).

•	If the S&P 500® Index decreases over the tranche holding period by 10% or less (the “Buffer Amount”), the tranche seeks to provide a total return of zero.

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If the S&P 500® Index decreases over the tranche holding period by more than 10%, the tranche seeks to provide a total return loss that is 10% less than the percentage loss on the S&P 500® Index with a maximum loss of approximately 90%.

The Fund will construct a non-diversified portfolio that may include exchange-traded FLEX Options that reference the S&P 500® Index and / or exchange-traded funds (“ETFs”) that seek to track the S&P 500® Index (the “Reference ETF”). Specifically, each tranche may consist of purchased call FLEX Options (i.e., options that give the Fund the right to buy the Reference ETF or the value of the S&P 500® Index), written put FLEX Options (i.e., options that obligate the Fund the buy the Reference ETF or the value of the S&P 500® Index), purchased put FLEX Options (i.e., options that give the Fund the right to sell the Reference ETF or the value of the S&P 500® Index), written call FLEX Options (i.e., options that obligate the Fund to sell the Reference ETF or the value of the S&P 500® Index), shares of the Reference ETF, and fixed income securities issued by the U.S. Treasury of duration of approximately one year or less. Each monthly tranche is designed to provide partial protection from market downturns at the expense of limiting gains when the market is strongly positive. The Fund’s portfolio will be designed to provide investment returns that are correlated with, but less volatile than, those of the S&P 500® Index by tracking the SPRO Index to mitigate losses when the S&P 500® Index declines in exchange for accepting a limit on gains when the S&P 500® Index increases. By seeking to track the SPRO Index, the Fund attempts to provide an investment vehicle with a risk/reward profile in which the risks in comparison to a hypothetical investment in the S&P 500® Index are somewhat limited, as are the potential rewards.

Option contracts on an index give one party the right to receive or deliver the cash value of the particular index, and another party the obligation to receive or deliver the cash value of that index. Option contracts on an individual security such as an ETF give one party the right to buy or sell the particular security, and another party the obligation to sell or buy that same security. Many options are exchange-traded and are available to investors with set or defined contract terms. The Fund will use FLEX Options, which are customized equity or index option contracts that trade on an exchange, but that provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. Like standardized exchange-traded options, FLEX Options are guaranteed for settlement by The Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. FLEX Options provide investors with the ability to customize key terms, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of Over-the-Counter (“OTC”) options positions.

The SPRO Index measures the performance of a portfolio of purchased and written put and call FLEX options. The Fund will utilize purchased and written put and call FLEX Options, similar to those that are part of the SPRO Index, to seek to track, before fees and expenses, the performance of the SPRO Index. Put options give the holder (i.e., the buyer) the right to sell an asset (or deliver the cash value of the index, in case of index put option) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive the cash value of the index, in case of index put option) at a certain defined price. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive the cash value of the index, in case of index call option) and the seller (i.e., the writer) the obligation to sell the asset (or deliver the cash value of the index, in case of index call option) at a certain defined price.

The FLEX Options the Fund uses are designed to protect, within each monthly tranche, an investment that is designed to track the S&P 500® Index against a decline of up to 10% of the S&P 500® Index on an annualized basis. For any given tranche, the FLEX Options do not protect against declines of over 10% and investors will bear a loss that is 10% less than the percentage loss on the S&P 500® Index. Further, while each monthly tranche of the Fund seeks to limit losses from declines up to 10% of the S&P 500® Index on an annualized basis, there is no guarantee that it will do so. The FLEX Options also are intended to allow each monthly tranche of the Fund to participate in gains in the S&P 500® Index up to a maximum cap. Thus, even if S&P 500® Index gains exceed that maximum cap, the gains in each monthly tranche of the Fund will be capped. The Fund expects that its assets will generally be invested evenly across the monthly tranches. As a result, portions of the Fund’s investments will have different levels of protection against declines in the S&P 500® Index and different levels of capped gains from gains in the S&P 500® Index. This creates diversification of market levels, protection levels and capped levels on a monthly basis compared to the risk of investing only in a single monthly tranche with the market level, protection level and capped level fixed for approximately one year.

The Fund’s strategy is designed so that any amount owed by the Fund on FLEX Options written by the Fund (“Written Options”) will be covered by payouts at the expiration of the FLEX Options purchased by the Fund (“Purchased Options”) or will be covered by the shares of the Reference ETF held by the Fund. The Fund receives premiums in exchange for the Written Options and pays premiums in exchange for the Purchased Options. Because amounts owed on the Written Options will be covered by payouts at the expiration of the Purchased Options or shares of the Reference ETF, the Fund will not be in a net obligation position from the use of FLEX Options.

From time to time, the Fund may hold a portion of its assets in cash or invest them in liquid, short-term investments, including U.S. government obligations, certificates of deposit, commercial paper, other investment companies, money market instruments or other securities.

To the extent that the Fund converts to a fund of funds and thereby begins to invest in other mutual funds to implement its investment strategy, it will only invest in mutual funds that seek to track, before fees and expenses, the performance of one or more of the Buffer Index Monthly Series (“Buffer Monthly Funds”). There are twelve (12) Buffer Monthly Funds that are advised by the Adviser that are also offered in this prospectus. Once the Fund’s assets reach a certain level, the Fund will only implement its investment strategy by investing in the Buffer Monthly Funds. Until such time, the Buffer Fund’s portfolio will be allocated to twelve (12) separate annual tranches (i.e., one for each month of the year) as described above.

Because of certain potential limitations of the Investment Company Act of 1940 associated with trading options on the Cboe® and any other exchanges owned or controlled by Cboe Holdings, Inc. (“Cboe Exchanges”), the Buffer Fund will direct all broker-dealers to not effect transactions in options on any Cboe Exchanges until such time that appropriate exemptive and/or no-action relief is obtained from the Securities and Exchange Commission (“SEC”) and/or its staff by the Adviser, the Cboe and/or any mutual funds advised by the Adviser. This restriction shall not prevent the Adviser or the Buffer Fund from engaging in other transactions or receiving other services from the Cboe or for which the Cboe may receive a benefit, such as pricing services, provided such transactions and/or the receipt of such services is consistent with applicable statutes, rules, regulations and interpretive positions of the SEC and its staff.

Principal Risks

It is important that you closely review and understand the risks of investing in the Buffer Fund. The Fund’s net asset value and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Derivative Securities Risk. The Fund may invest in derivative securities. These are financial instruments that derive their performance from the performance of an underlying asset or index. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Fund. The Fund could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

FLEX Options Risk. The Fund expects to utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In a less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. FLEX Options are also subject to the Derivative Securities Risk described above.

Options Risk. The price of an option, which is a function of interest rates, volatility, dividends, the exercise price, S&P 500® Index changes, and other market factors, may change rapidly over time. Options may expire unexercised, causing the Fund to lose the premium paid for the options. The Fund could experience a loss if securities underlying the options do not perform as anticipated. There may be an imperfect correlation between the prices of options and movements in the price of the securities, stock indexes or ETFs on which the options are based.

Index Limitations. The SPRO Index, as well as each of the Buffer Index Monthly Series, is designed to represent a proposed option strategy. The Index Calculation Agent uses an option valuation method to calculate the value of the portfolio of FLEX Options that are constituents of the SPRO Index. Failure by the Index Calculation Agent to fully comprehend and accurately model the constituent FLEX Options may cause the performance of the SPRO Index to vary from the performance of an actual portfolio of the constituent FLEX Options or the performance of the Fund. Like many passive indexes, the SPRO Index and each of the Buffer Index Monthly Series do not take into account significant factors such as transaction costs and taxes and, because of factors such as these, the Fund’s portfolio should be expected to underperform passive indexes.

Index Sampling Risk. Index sampling risk is the chance that the investments selected for the Fund, in the aggregate, will not provide investment performance matching that of the SPRO Index. The Adviser expects the index sampling risk to be low.

Indexed Securities and Derivatives Risk. If a security or derivative is linked to the performance of an index, it may be subject to the risks associated with changes in that index.

Equity Risk. The SPRO Index provides an investor exposure to the equity securities markets. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates.

ETF Risk. The Fund may invest in FLEX Options that reference an ETF or may invest in shares of an ETF that seeks to track the S&P 500® Index. The risks of investment in such options typically reflect the risks of types of instruments in which the ETF invests. The value of an ETF is subject to change as the values of the component securities of the index that the ETF seeks to track fluctuate. An ETF that seeks to track the S&P 500® Index may not exactly match the performance of the S&P 500® Index due to cash drag, differences between the portfolio of the ETF and the components of the S&P 500® Index, expenses and other factors. Certain options on an ETF may not qualify as “section 1256 contracts” under section 1256 of the Internal Revenue Code of 1986, as amended, and disposition of such options will likely result in short-term or long-term capital gains or losses depending on the holding period.

Risks of Investing in Other Investment Companies and Underlying Funds. The Fund will incur higher and duplicative expenses when it invests in mutual funds and ETFs. There is also the risk that the Fund may suffer losses due to the investment practices of the underlying funds and ETFs. When the Fund invests in an underlying mutual fund or ETF, the Fund will be subject to substantially the same risks as those associated with the direct ownership of securities comprising the underlying funds or index on which the ETF or index mutual fund or other vehicle is based and the value of the Fund’s investments will fluctuate in response to the performance and risks of the underlying investments or index. In addition to the brokerage costs associated with the Fund’s purchase and sale of the underlying securities, ETFs, mutual funds and other vehicles incur fees that are separate from those of the Fund. As a result, the Fund’s shareholders will indirectly bear a proportionate share of the operating expenses of these investment vehicles, in addition to Fund expenses. Because the Fund is not required to hold shares of underlying funds for any minimum period, it may be subject to, and may have to pay, short-term redemption fees imposed by the underlying funds. ETFs are subject to additional risks such as the fact that the market price of an ETF’s shares may trade above or below its NAV or an active market may not develop. The Fund has no control over the investments and related risks taken by the underlying funds in which it invests. The Investment Company Act of 1940 and the rules and regulations adopted under that statute impose conditions on investment companies which invest in other investment companies, and as a result, the Fund is generally restricted on the amount of shares of another investment company it may purchase to shares amounting to no more than 3% of the outstanding voting shares of such other investment company.

Fixed-Income Securities Risk. The Fund may invest in fixed-income (debt) securities, which are generally subject to the following risks:

Credit Risk. The financial condition of an issuer of a fixed-income security may cause the issuer to default. A decline in an issuer’s credit rating may cause a decrease in the value of the security and an increase in investment risk and price volatility.

Interest Rate Risk. An increase in interest rates typically causes a decrease in the value of fixed income securities in which the Fund may invest. Given the historically low interest rate environment, risks associated with rising rates are heightened. Fixed-income securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than fixed-income securities with shorter durations.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government and/or Federal Reserve, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

Non-Diversification Risk. The Fund is non-diversified. The performance of a non-diversified fund may be more volatile than the performance of a diversified fund.

Market Risk. The value of your investment may fall over time because the Fund is subject to market risk. Because stock prices and the prices of the FLEX Options tend to fluctuate, the value of your investment in the Fund may increase or decrease. The shares of the Fund at any point in time may be worth less than the original investment.

Leveraging Risk. The use of leverage, such as that embedded in options, could magnify the Fund’s gains or losses.

The positive or negative return of each monthly tranche is subject to a capped upside and partial downside protection. The target return or loss for an investment in each monthly tranche is based on an assumption of holding the investment for one year, the price performance of the S&P 500® Index or the Reference ETF, and the maximum capped return. Because each monthly tranche’s return (or the return for one of the Monthly Funds as the case may be) will be capped, the return of the Fund with respect to any particular tranche (or Monthly Fund) may be less than the performance of the S&P 500® Index or Reference ETF.

The Fund is subject to performance and equity risk related to the Reference ETF, the S&P 500® Index and securities comprising the S&P 500® Index. The formulas to calculate the options’ payments at expiration are based on the price performance of the S&P 500® Index or the Reference ETF. The FLEX Options represent indirect positions in the S&P 500® Index or the Reference ETF and are subject to changes in value as the price of the S&P 500® Index or Reference ETF rises or falls. The value of the FLEX Options may be adversely affected by various factors affecting the Reference ETF, the S&P 500® Index and the value of the securities comprising the S&P 500® Index. The settlement value of the FLEX Options is based on the S&P 500® Index or Reference ETF closing value on the option expiration date only, and will be substantially determined by market conditions as of such time. The Reference ETF seeks to replicate the performance of the S&P 500® Index. The value of the Reference ETF will fluctuate over time based on fluctuations in the value of the stocks held by the Reference ETF which may be impacted by changes in general economic conditions, expectations for future economic growth and corporate profits, interest rates and the supply and demand for stocks that are components of the S&P 500® Index. Although common stocks have historically generated higher average returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatile returns. Common stocks are structurally subordinated to preferred stocks, bonds and other debt instruments in a company’s capital structure, and represent a residual claim on the issuer’s assets that have no value unless such assets are sufficient to cover all other claims.

Risk of Loss. The Fund does not provide principal protection and you may not receive a return of the capital you invest.

The value of the written options has a negative impact on the value of your investment. The Written Options create an obligation to make a payment in contrast to the Purchased Options which create the potential for receipt of a payment. As the value of the Written Options increases, it has a negative impact on the value of your shares in the Fund.

The value of the FLEX Options may change with the implied volatility of the Reference ETF, the S&P 500® Index and the securities comprising the S&P 500® Index. No one can predict whether implied volatility will rise or fall in the future.

The value of the Fund does not appreciate due to dividend payments paid by the Reference ETF. The Fund seeks to provide target returns referencing the price performance of the Reference ETF, which does not include returns from dividends paid by the Reference ETF.

The value of the Fund does not appreciate due to dividend payments paid by the companies in the S&P 500® Index. The Fund seeks to provide target returns referencing the price performance of the S&P 500® Index, which does not include returns from dividends paid by the companies in the S&P 500® Index.

The values of the FLEX Options do not increase or decrease at the same rate as the Reference ETF or the S&P 500® Index. The FLEX Options are all European style options, which means that they will be exercisable at the strike price only on the option expiration date. The value of the FLEX Options prior to the option expiration date may vary because of related factors other than the price of shares of the Reference ETF. The value of the Reference ETF will not increase or decrease at the same rate as the S&P 500® Index due to “tracking error” described below.

Certain features of the Reference ETF, which is an exchange-traded fund, will impact the value of the Fund’s Shares. The value of the Reference ETF is subject to the following factors:

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Passive Investment Risk. The Reference ETF is not actively managed and attempts to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Reference ETF will hold constituent securities of the S&P 500® Index regardless of the current or projected performance of a specific security or particular industry or market sector, which could impact the unit price of the Reference ETF, the FLEX Options and the Fund.

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Tracking Error. ETFs face index correlation risk which is the risk that the performance of an ETF will vary from the actual performance of the target index, known as “tracking error”. It is possible that the Reference ETF may not fully replicate or may, in certain circumstances, diverge significantly from the performance of the S&P 500® Index due to the Reference ETF not investing in all stocks comprising the S&P 500® Index, temporary unavailability of certain securities in the secondary market, differences in trading hours between the Reference ETF and securities comprising the S&P 500® Index, the occurrence of corporate actions (mergers and spinoffs) or due to other circumstances.

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Securities Lending Risk. The Reference ETF may engage in securities lending. Securities lending involves the risk that the Reference ETF may lose money because the borrower of the Reference ETF’s loaned securities fails to return the securities in a timely manner or at all.

•	Fees and Expenses. Unlike the S&P 500® Index, the Reference ETF will reflect transaction costs and fees that will reduce its price performance relative to the S&P 500® Index.
•	Discount. Shares of ETFs tend to trade at a discount from their net asset value.

Credit Risk. Credit risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations.

Liquidity Risk. Liquidity risk is the risk that the Fund may be unable to sell a FLEX Option.

No one can guarantee that a liquid secondary trading market will exist for the FLEX Options. Trading in the FLEX Options may be less deep and liquid than certain other securities. FLEX Options may be less liquid than certain non-customized options. The Fund expects that it will not invest more than 10% of its net assets in illiquid securities. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and your investment.

Under certain circumstances, current market prices may not be available with respect to the FLEX Options. Under those circumstances, the value of the FLEX Options will require more reliance on the Adviser’s judgment than that required for securities for which there is an active trading market. This creates a risk of mispricing or improper valuation of the FLEX Options which could impact the value received or paid for shares of the Fund.

Management Risk. The skill and judgment of the Adviser in selecting investments will play a significant role in the Fund’s ability to achieve its investment objective. The Adviser and the portfolio managers have not previously managed this strategy in a mutual fund and this lack of experience may detract from the ability of the Fund to achieve its objective.

Tracking Error Risk. The Fund’s return may not match or achieve a high degree of correlation with the return of the SPRO Index. A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the SPRO Index, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The factors that may adversely affect the Fund’s correlation with the SPRO Index include fees, expenses, transaction costs, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities in which the Fund invests. While the Fund attempts to track the performance of the SPRO Index by investing all, or substantially all, of its assets in the types of securities that make up the SPRO Index, at times, the Fund may not have investment exposure to all securities in the SPRO Index, or its weighting of investment exposure to securities may be different from that of the SPRO Index. In addition, the Fund may invest in securities not included in the SPRO Index. The Fund may take or refrain from taking positions in order to improve tax efficiency, or comply with regulatory restrictions, either of which may negatively affect the Fund’s correlation with the SPRO Index. The Fund may also be subject to movements of assets into and out of the Fund in sizes that may differ from the size of the FLEX option contracts that constitute SPRO Index, potentially resulting in the Fund being over- or underexposed to the SPRO Index, and may be impacted by reconstitutions and rebalancing events. Any of these factors could decrease correlation between the performance of the Fund and the SPRO Index and may hinder the Fund’s ability to meet its investment objective.

Tax Risk. The Fund expects to comply with the requirements of the Internal Revenue Code and other laws so that it will be taxed as a “regulated Investment company”; however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle’ rules, and various loss limitation provisions of the Internal Revenue Code.

Performance History

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Institutional Class shares from year to year and by showing how the Fund’s average annual returns for the periods indicated compare with those of a broad measure of market performance. Investors should be aware that past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The calendar year returns of the Investor Class, Class A, Class C and Class Y shares would differ from those of the Institutional Class due to different expense structures.

Updated performance information is available at www.cboevest.com/mutualfunds/ or by calling the Fund toll-free at 855-505-VEST (8378).

CBOE Vest S&P 500 Buffer Strategy Fund (Institutional Class) Calendar Year Total Returns

During the periods shown, the highest quarterly return was 5.00% (quarter ended March 31, 2017) and the lowest quarterly return was -7.84% (quarter ended December 31, 2018).
Average Annual Returns For The Period Ended December 31, 2018

The table below shows how average annual total returns of the Fund’s shares compared to those of the Fund’s benchmark. The table also presents the impact of taxes on the Fund’s Institutional Class shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns for Class A, Class C, Investor Class and Class Y shares will differ from those of the Institutional Class shares as the expenses of those classes differ.

CBOE Vest S&P 500 Dividend Aristocrats Target Income Fund
FUND SUMMARY – Cboe Vest S & P 500 ® Dividend Aristocrats Target Income Fund
Investment Objective

The Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund (the “Aristocrats Fund” or, solely for this Fund Summary, the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the Cboe S&P 500® Dividend Aristocrats Target Income Index (the “Cboe Aristocrats Index”).

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section “Distribution Arrangements” and in the section “Distribution” in the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. For the most recent fiscal year ended October 31, 2018, the Fund’s portfolio turnover rate was 205.91%

Principal Investment Strategies

The Fund employs an investment approach designed to track the performance of the Cboe Aristocrats Index before fees and expenses. The Cboe Aristocrats Index is designed with the primary goal of generating an annualized level of income that is approximately 3.5% over the annual dividend yield of the S&P 500® Index and a secondary goal of generating price returns that are proportional to the price returns of the S&P 500® Index.

About the Index’s Strategy

The Cboe Aristocrats Index, constructed and maintained by the Chicago Board Options Exchange (“Index Calculation Agent” and/or “Cboe”), an affiliate of the Adviser, is designed with the primary goal of generating an annualized level of income that is approximately 3.5% over the annual dividend yield of the S&P 500® Index and a secondary goal of generating price returns that are proportional to the price returns of the S&P 500® Index. The Cboe Aristocrats Index investment strategy includes:

•	buying an equally weighted portfolio of stocks of companies (“Stock Portfolio”) that are the members of the S&P 500® Dividend Aristocrats® Index (“SPDAUDT Index”); and,

•	partially writing hypothetical weekly U.S. exchange-traded covered call options (“Call Options”) on each of the stocks.

Stock Portfolio: The Stock Portfolio in the Cboe Aristocrats Index is rebalanced to be equally weighted each January, April, July and October and is reconstituted on an annual basis by selecting stocks that have options that trade on a national securities exchange and are members of the SPDAUDT Index during the January rebalance. The SPDAUDT Index, constructed and maintained by S&P Dow Jones Indices LLC, includes companies that are currently members of the S&P 500®, have increased dividend payments each year for at least 25 years, and meet certain market capitalization and liquidity requirements. The SPDAUDT Index contains a minimum of 40 stocks, which are equally weighted, and no single sector is allowed to comprise more than 30% of the Index weight. If there are fewer than 40 stocks with at least 25 consecutive years of dividend growth or if sector caps are breached, the SPDAUDT Index will include companies with shorter dividend growth histories.

Call Options: Each stock in the Stock Portfolio is partially overwritten with an exchange-traded-call option on that stock. Each exchange-traded call option included in the Cboe Aristocrats Index is a hypothetical “European-style” option (i.e., an option which can only be exercised at the strike price at its expiration) with an approximate term of 7-days (“Term”). The strike price (i.e., the price at which a call option can be exercised) of each call option included in the Cboe Aristocrats Index must be as close as possible to the closing price of the option’s underlying stock price as of the beginning of the Term, the last business day of the week. Each such option will automatically be deemed exercised on its expiration date if its underlying stock price is above its strike price. If the stock underlying the call option closes above the option’s strike price, a cash settlement payment in an amount equal to the difference between the strike price and the closing price of the stock is deemed to be made and the Cboe Aristocrats Index value is correspondingly reduced. If the underlying stock does not close above its strike price, then the option expires worthless and the entire amount of the premium payment is retained within the Cboe Aristocrats Index. The Call Options are rolled at the end of the Term, into a new set of Call Options with a new term of approximately 7 days. The Cboe Aristocrats Index is designed to vary the number of Call Options written over the Term such that the Stock Portfolio is partially overwritten with Call Options. The number of Call Options written is determined at the start of the Term such that total annualized income per unit of investment expressed as a percentage over the calendar year (“Annualized Yield”) from dividends received from the Stock Portfolio and the premiums received from the Call Options is approximately 3.5% over the annual dividend yield of the S&P 500® Index. The Cboe Aristocrats Index may utilize FLexible EXchange® Options (“FLEX Options”), which are customized equity or index option contracts that trade on an exchange, but unlike standardized exchange-traded options provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates.

The Cboe Aristocrats Index is published under the Bloomberg ticker symbol “SPAI”.

About the Fund’s Strategy

The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Cboe Aristocrats Index whose risk, return and other characteristics resemble the risk, return, and other characteristics of the Index as a whole. Under normal circumstances, at least 80% of the Fund’s total assets will be invested in component securities of the Cboe Aristocrats Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities.

The Fund intends to invest in a sample of the securities in the Cboe Aristocrats Index with a view towards making quarterly distributions at an approximate rate of 3.5% over the annual dividend yield of the S&P 500® Index, before fees and expenses.

The Fund may invest in the entire Stock Portfolio or a representative sample of the Stock Portfolio whose risk, return and other characteristics resemble the risk, return, and other characteristics of the Stock Portfolio as a whole. The Fund will seek to reconstitute and rebalance at or close to the same time as when the Stock Portfolio is rebalanced.

The Fund may sell European style FLEX Options that reference the stock that the Fund may invest in. Like standardized exchange-traded options, FLEX Options are guaranteed for settlement by The Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. FLEX Options provide investors with the ability to customize key terms, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter (“OTC”) options positions. OTC options are options that do not trade on an exchange.

The Fund is non-diversified.

Because of certain potential limitations of the Investment Company Act of 1940 associated with trading options on the Cboe and any other exchanges owned or controlled by Cboe Holdings, Inc. (“Cboe Exchanges”), the Fund will direct all broker-dealers to not effect transactions in options on any Cboe Exchanges until such time that appropriate exemptive and/or no-action relief is obtained from the Securities and Exchange Commission (“SEC”) and/or its staff by the Adviser, the Cboe and/or any mutual funds advised by the Adviser. This restriction shall not prevent the Adviser or the Fund from engaging in other transactions or receiving other services from the Cboe or for which the Cboe may receive a benefit, such as pricing services, provided such transactions and/or the receipt of such services is consistent with applicable statutes, rules, regulations and interpretive positions of the SEC and its staff.

Principal Risks

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s net asset value and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the Fund invests can be worse than expected and investments may fail to perform as the Adviser expects. As a result, the value of your shares in the Fund may decrease.

Specific risks of investing in the Fund are described below.

Call Options Risk. Writing call options are speculative activities and entail greater than ordinary investment risks. The Fund’s use of derivatives, such as call options, can lead to losses because of adverse movements in the price or value of the underlying stock, which may be magnified by certain features of the options. These risks are heightened when the Fund’s portfolio managers use options to enhance the Fund’s return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Fund. When selling a call option, the Fund will receive a premium; however, this premium may not be enough to offset a loss incurred by the Fund if the price of the underlying stock is above the strike price by an amount equal to or greater than the premium. The value of an option may be adversely affected if the market for the option becomes less liquid or smaller, and will be affected by changes in the value and dividend rates of the stock subject to the option, an increase in interest rates, a change in the actual and perceived volatility of the stock market and the common stock and the remaining time to expiration. Additionally, the value of an option does not increase or decrease at the same rate as the underlying stock(s). The Fund’s use of options may reduce the Fund’s ability to profit from increases in the value of the underlying stock(s).

FLEX Options Risk. The Fund expects to utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. No one can guarantee that a liquid secondary trading market will exist for the FLEX Options. Trading in the FLEX Options may be less deep and liquid than certain other securities. FLEX Options may be less liquid than certain non-customized options. In a less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices, liquidating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete, and the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and your investment. FLEX Options are also subject to the Call Option Risk described above.

Equity Securities Risk. The Fund invests in equity securities. The value of the Fund will fluctuate with changes in the value of these equity securities. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as the current market volatility, or when political or economic events affecting the issuers occur.

Sector Concentration Risk. The Fund from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or sector. By concentrating its investments in an industry or sector, the Fund may face more risks than if it were diversified broadly over numerous industries or sectors.

Market Risk. Market risk is the risk that a particular security owned by the Fund in general may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Overall security values could decline generally or could underperform other investments.

Portfolio Turnover Risk. The Fund’s strategy will frequently involve buying and selling Call Options to generate premium income. High portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

Index Limitations Risk. The Cboe Aristocrats Index is designed to represent a proposed option writing strategy. The Index Calculation Agent uses an option valuation method to calculate the value of the portfolio of FLEX Options that are constituents of the Index. Failure by the Index Calculation Agent to fully comprehend and accurately model the constituent FLEX Options may cause the performance of the Cboe Aristocrats Index to vary from the performance of an actual portfolio of the constituent securities or the performance of the Fund. Like many passive indexes, the Cboe Aristocrats Index does not take into account significant factors such as transaction costs and taxes and, because of factors such as these, the Fund’s portfolio should be expected to underperform the Index.

Tracking Error Risk. The Fund’s return may not match or achieve a high degree of correlation with the return of the Cboe Aristocrats Index. A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the Index, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The factors that may adversely affect the Fund’s correlation with the Index include fees, expenses, transaction costs, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities in which the Fund invests. While the Fund attempts to track the performance of the Index by investing all, or substantially all, of its assets in the types of securities that make up the Index, at times, the Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to securities may be different from that of the Index. In addition, the Fund may invest in securities not included in the Index. The Fund may take or refrain from taking positions in order to improve tax efficiency, or comply with regulatory restrictions, either of which may negatively affect the Fund’s correlation with the Index. The Fund may also be subject to movements of assets into and out of the Fund in sizes that may differ from the size of the FLEX Option contracts that constitute the Index, potentially resulting in the Fund being over- or underexposed to the Index and may be impacted by reconstitutions and rebalancing events. Any of these factors could decrease correlation between the performance of the Fund and the Cboe Aristocrats Index and may hinder the Fund’s ability to meet its investment objective.

Non-Diversification Risk. The Fund is non-diversified. The performance of a non-diversified fund may be more volatile than the performance of a diversified fund. As a non-diversified fund, the Fund may hold fewer investments than a fund than is a diversified fund.

Management Risk. The skill and judgment of the Adviser in selecting investments will play a significant role in the Fund’s ability to achieve its investment objective. The Adviser and the portfolio managers have not previously managed this strategy in a mutual fund and this lack of experience may detract from the ability of the Fund to achieve its objective.

Tax Risk. The Fund expects to comply with the requirements of the Internal Revenue Code and other laws so that it will be taxed as a “regulated Investment company”; however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, the possible application of the ‘straddle’ or ‘qualified covered call’ rules, and various loss limitation provisions of the Internal Revenue Code.

Performance History

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Institutional Class shares from year to year and by showing how the Fund’s average annual returns for the periods indicated compare with those of a broad measure of market performance. Investors should be aware that past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The calendar year returns of the Investor Class, Class A, Class C and Class Y shares would differ from those of the Institutional Class due to different expense structures.

CBOE Vest S&P 500 Dividend Aristocrats Target Income Fund (Institutional Class) Calendar Year Total Return

During the periods shown, the highest quarterly return was 7.27% (quarter ended September 30, 2018) and the lowest quarterly return was -8.83% (quarter ended December 31, 2018).
Average Annual Returns For The Period Ended December 31, 2018

The table below shows how average annual total returns of the Fund’s shares compared to those of the Fund’s benchmark. The table also presents the impact of taxes on the Fund’s Institutional Class shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns for Class A, Class C, Investor Class and Class Y shares will differ from those of the Institutional Class shares as the expenses of those classes differ.

Updated performance information is available at www.cboevest.com/mutualfunds/ or by calling the Fund toll-free at 855-505-VEST (8378).
Cboe Vest S&P 500 Enhance and Buffer Fund
FUND SUMMARY – Cboe Vest S & P 500 ® Enhance and Buffer Fund
Investment Objective

The Cboe Vest S&P 500® Enhance and Buffer Fund (the “Enhance and Buffer Fund” or, solely for this Fund Summary, the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the Cboe S&P 500® Enhance and Buffer Index (the “Enhance and Buffer Index”).

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section “Share Class Alternatives” and in the section “Distribution” at page in the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. For the most recent fiscal year ended October 31, 2018, the Fund’s portfolio turnover rate 0.00%.

Principal Investment Strategies

As explained in greater detail below, the Fund attempts to meet its objective of tracking, before fees and expenses, the performance of the Enhance and Buffer Index, by constructing a portfolio of options that are similar to options that comprise the Index.

Before you read more about the specifics of the Adviser’s approach to managing the Fund (see “Adviser’s Investment Approach” below), it is important to understand the Enhance and Buffer Index. Immediately following this section is information about the Index and its constituent parts. Following this disclosure is information about the Adviser’s Investment Approach (i.e., how the Adviser manages the Fund to achieve its objective).

About the Index

The methodology of the Enhance and Buffer Index was created by the Chicago Board Options Exchange (“Cboe®”), an affiliate of the Adviser. The value of the Index is calculated daily as of the close of trading hours on the New York Stock Exchange by Cboe® (the “Index Calculation Agent”) utilizing an option valuation model and data provided by Cboe®. The Enhance and Buffer Index is designed to provide target outcome returns linked to the U.S. large capitalization stock market. The Index measures the returns of a portfolio of exchange-traded FLexible EXchange® Options (“FLEX Options”) that reference the S&P 500® Index and are designed to track the returns of an “Enhanced Buffer Range Capture” options strategy that over a period of approximately one month seeks to provide, before net options premium paid or received, 2 times enhanced returns on appreciation of the S&P 500® Index up to a capped level of 5.0%, buffer protect against the first 3.5% of losses, and deliver 2 times enhanced returns on losses of more than 3.5%.

The “Enhanced Buffer Range Capture Strategy” is a type of “Target Outcome” strategy. A Target Outcome strategy seeks to target returns from an investment that is bought at inception of the strategy and held for a specific period of time. An Enhanced Buffer Range Capture strategy is an investment in a portfolio of options linked to an underlying asset (e.g., the S&P 500® Index) which, when bought at inception of the strategy and held to the expiration of the options, seeks to target returns that provide two-to-one enhanced returns on the price appreciation of the underlying asset up to a capped level, buffer protect against downside losses due to a decline in the underlying asset in a pre-defined range, and two-to-one exposure to any losses from price depreciation in the underlying asset beyond the buffer range.

The options portion of the Enhance and Buffer Index measures the performance of a portfolio of exchange-traded “European-style” options FLEX Options, which means that they will be exercisable at the strike price only on the option expiration date, that replicate the returns of an Enhanced Buffer Range Capture Strategy that:

•	has its inception on the last business day of a calendar month and
•	if held to the last business day of the following month, seeks to provide returns that
	o	provide two-to-one enhanced returns on the price appreciation of the S&P 500® Index up to a capped level of 5%,
	o	buffer protect against downside losses due to decline in the S&P 500® Index of the first 3.5%, and
	o	provide two-to-one exposure to any losses from price depreciation in the underlying asset beyond the 3.5% buffer.

The net options premium paid or received to enter into the Enhanced Buffer Range Capture Strategy is computed by the Index Calculation Agent on the last business day of each month and is subtracted or added to the returns of the Enhance and Buffer Index, and assumed to be invested in cash, cash equivalents, or fixed income securities issued by the U.S. Treasury of duration of approximately one year or less.

Adviser’s Investment Approach

To meet its objective, the Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Enhance and Buffer Index whose risk, return and other characteristics resemble the risk, return, and other characteristics of the Index as a whole. The Fund will invest, under normal circumstances, at least 80% of its net assets in the component securities (i.e., FLEX Options or standardized options (the “Options Portfolio”)) that are similar to the FLEX Options that comprise the Enhance and Buffer Index. The Fund’s returns or losses from the Options Portfolio before all estimated fees and expenses accrue from two sources that are a function of the price and returns of the S&P 500® Index:

Enhanced Buffer Range Capture Strategy

First, the Fund will accrue returns from the Enhanced Buffer Range Capture Strategy that are based on the price performance of the S&P 500® Index from the last business day of each calendar month to the last business day of the following calendar month (the “holding period”) subject to the following conditions:

•
If the S&P 500® Index appreciates over the holding period, the Fund seeks a return from the Options Portfolio that increases by twice the percentage increase of the S&P 500® Index, up to a maximum return of 5%;

•	If the S&P 500® Index decreases over the holding period by 3.5% or less, the Fund seeks a return from the Options Portfolio of zero; and

•
If the S&P 500® Index decreases over the holding period by more than 3.5%, the Fund seeks a return loss from the Options Portfolio that is 3.5% less than twice the percentage loss on the S&P 500® Index a with a maximum possible loss of 100%.

Net Options Premiums

Second, the Fund will accrue returns from the Net Options Premiums that represents the difference between the total premiums paid for the Options Portfolio and a comparable direct notional investment in the stocks that comprise the S&P 500 Index. The Fund’s Options Portfolio, which seeks to replicate the returns of the Enhance and Buffer Index’s Enhanced Buffer Range Capture Strategy, consists of buying options (“Bought Options”) and selling (or “writing”) options (“Sold Options”). By selling Sold Options at the start of the holding period, the Fund receives premiums from the options buyer. By buying Bought Options at the start of the holding period, the Fund pays premiums to the options seller. The total premium paid by the Fund at the start of the holding period is the difference between the premium paid for purchasing the Bought Options less the premium received for selling the Sold Options. The Net Options Premiums refers to the difference between the total premiums paid by the Fund and comparable direct notional investment in the stocks that comprise the S&P 500 Index. When the Net Options Premiums is positive, the returns of the Fund over the holding period are reduced by the Net Options Premiums. When the Net Options Premiums are negative, the return of the Fund over the holding period is increased by the Net Options Premiums. The Net Options Premiums will be invested in cash, cash equivalents, or fixed income securities issued by the U.S. Treasury of duration of approximately one year or less.

The Fund will construct a non-diversified portfolio that may include exchange-traded FLEX or standardized options that reference either the S&P 500® Index and/or exchange-traded funds (“ETFs”) that seek to track the S&P 500® Index (the “Reference ETF”). Specifically, the Fund may consist of purchased call options (i.e., options that gives the Fund the right to buy the Reference ETF or the value of the S&P 500® Index), written put options (i.e., options that obligate the Fund the buy the Reference ETF or the value of the S&P 500® Index), purchased put options (i.e., options that give the Fund the right to sell the Reference ETF or the value of the S&P 500® Index), written call options (i.e., options that obligate the Fund to sell the Reference ETF or the value of the S&P 500® Index) and fixed income securities issued by the U.S. Treasury of duration of approximately one year or less that are similar to those utilized in the Enhance and Buffer Index. It is anticipated that more than 90% of the Fund’s investment will be in FLEX options. The Fund is designed to provide partial protection from market downturns at the expense of limiting gains when the market is strongly positive and two-to-one losses for losses beyond the first 3.5% loss when the market is negative by more than 3.5%.

The Fund’s portfolio will be designed to provide investment returns that are correlated with those of the S&P 500® Index, with the monthly gains enhanced in a certain range of positive returns for the S&P 500 Index while being capped outside that range and the monthly losses mitigated in a certain range of negative returns while being enhanced outside that range.

Option contracts on an index give one party the right to receive or deliver the cash value of the particular index, and another party the obligation to receive or deliver the cash value of that index. Option contracts on an individual security such as an ETF give one party the right to buy or sell the particular security, and another party the obligation to sell or buy that same security. Many options are exchange-traded and are available to investors with set or defined contract terms. The Fund will use FLEX Options, which are customized equity or index option contracts that trade on an exchange, but that provide investors with the ability to customize key contract terms like exercise prices, styles (i.e., American-style exercisable any time prior to the expiration date or European-style exercisable only on the option expiration date) and expiration dates. Like standardized exchange-traded options, FLEX Options are guaranteed for settlement by The Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. FLEX Options provide investors with the ability to customize key terms, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of Over-the-Counter (“OTC”) options positions.

The Enhance and Buffer Index measures the performance of a portfolio of purchased and written put and call FLEX options. The Fund will utilize purchased and written put and call options similar to those that are part of the Index to seek to track, before fees and expenses, the performance of the Index. Put options give the holder (i.e., the buyer) the right to sell an asset (or deliver the cash value of the index, in case of index put option) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive the cash value of the index, in case of index put option) at a certain defined price. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive the cash value of the index, in case of index call option) and the seller (i.e., the writer) the obligation to sell the asset (or deliver the cash value of the index, in case of index call option) at a certain defined price. Option contracts are generally European style options, which means that they will be exercisable at the strike price only on the option expiration date.

The options the Fund uses are designed to protect an investment that is designed to track the S&P 500® Index against a decline of up to 3.5% of the S&P 500® Index on a monthly basis. The options do not protect against declines of over 3.5% and will enhance the losses for declines of more than 3.5% in the S&P 500® Index by a two-to-one basis with respect to losses in excess of 3.5%. The Fund will bear any losses in excess of 3.5%. Further, while the Fund seeks to limit losses from declines up to 3.5% of the S&P 500® Index on a monthly basis, there is no guarantee that it will do so. The options also are intended to allow the Fund to participate in enhanced gains in the S&P 500® Index up to a maximum monthly return of 5%. Thus, even if S&P 500® Index gains exceed that maximum return of 5%, the Fund’s gains will be capped. The Fund may have to pay a net premium for taking the position in the portfolio of options. This premium will impose a cost on the Fund and reduce its performance. The proceeds from the portfolio of options, upon their expiry will have to be higher than the premium paid for the Fund to realize any gains before any fees and expenses.

As the options expire every month, they are replaced. By replacing options monthly, the Fund seeks to ensure that investments made are partially protecting against downturns, enhancing gains subject to a cap, risking enhanced losses, and sacrificing gains above 5% in the following month.

Because of certain potential limitations of the Investment Company Act of 1940 associated with trading options on the Cboe and any other exchanges owned or controlled by Cboe Holdings, Inc. (“Cboe Exchanges”), the Fund will direct all broker-dealers to not effect transactions in options on any Cboe Exchanges until such time that appropriate exemptive and/or no-action relief is obtained from the Securities and Exchange Commission (“SEC”) and/or its staff by the Adviser, the Cboe and/or any mutual funds advised by the Adviser. This restriction shall not prevent the Adviser or the Fund from engaging in other transactions or receiving other services from the Cboe or for which the Cboe may receive a benefit, such as pricing services, provided such transactions and/or the receipt of such services is consistent with applicable statutes, rules, regulations and interpretive positions of the SEC and its staff.

Principal Risks

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s net asset value and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the Fund invests can be worse than expected and investments may fail to perform as the Adviser expects. As a result, the value of your shares in the Fund may decrease.

Specific risks of investing in the Fund are described below.

Options Risk. The price of an option, which is a function of interest rates, volatility, dividends, the exercise price, S&P 500® Index changes, and other market factors, may change rapidly over time. Options may expire unexercised, causing the Fund to lose the premium paid for the options. The Fund could experience a loss if securities underlying the options do not perform as anticipated. There may be an imperfect correlation between the prices of options and movements in the price of the securities, stock indexes or ETFs on which the options are based. The options may be European style options, which means that they will be exercisable at the strike price only on the option expiration date. The value of the options prior to the option expiration date may vary because of related factors other than the price of the securities, stock indexes or ETFs on which the options are based.

FLEX Options Risk. The Fund expects to utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. No one can guarantee that a liquid secondary trading market will exist for the FLEX Options. Trading in the FLEX Options may be less deep and liquid than certain other securities. FLEX Options may be less liquid than certain non-customized options. In a less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices, liquidating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete, and the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and your investment. FLEX Options are also subject to the Options Risk described above.

The Fund is subject to performance and equity risk related to the Reference ETF, the S&P 500® Index and securities comprising the S&P 500® Index. The formulas to calculate the options’ payments at expiration are based on the price performance of the S&P 500® Index, the Reference ETF or the securities comprising the S&P 500® Index. The FLEX Options represent indirect positions in the S&P 500® Index, the Reference ETF or the securities comprising the S&P 500® Index and are subject to changes in value as the price of the S&P 500® Index, the Reference ETF or the or the securities comprising the S&P 500® Index rises or falls. The value of the FLEX Options may be adversely affected by various factors affecting the Reference ETF, the S&P 500® Index and the value of the securities comprising the S&P 500® Index. The settlement value of the FLEX Options is based on the S&P 500® Index or Reference ETF closing value on the option expiration date only, and will be substantially determined by market conditions as of such time. The Reference ETF seeks to replicate the performance of the S&P 500® Index. The value of the Reference ETF will fluctuate over time based on fluctuations in the value of the stocks held by the Reference ETF which may be impacted by changes in general economic conditions, expectations for future economic growth and corporate profits, interest rates and the supply and demand for stocks that are components of the S&P 500® Index. Although common stocks have historically generated higher average returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatile returns. Common stocks are structurally subordinated to preferred stocks, bonds and other debt instruments in a company’s capital structure, and represent a residual claim on the issuer’s assets that have no value unless such assets are sufficient to cover all other claims.

Credit Risk. Credit risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations.

Fixed Income Risk. The value of the Fund’s investments in fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities.

Leverage Risk. The Fund may seek to gain exposure to certain securities in excess of 100%. Such exposure will make the Fund more sensitive to movement in the value of those instruments. In particular, investments in options and derivative instruments may provide the economic effect of financial leverage by creating additional investment exposure such that increases or decreases in the value of the Fund’s portfolio will be magnified. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes.

Amplified Returns Risk. The Fund’s portfolio exposes the Fund to amplified losses from price depreciation in the level of the S&P 500 Index of more than 3.5% from last trading day of a month to the last trading day of the following month. The rate of loss to the Fund is twice the rate of price depreciation in the level of the S&P 500 Index of more than 3.5% from the last trading day of a month to the last trading day of the following month. For time periods other than from the last trading day of a month to the last trading day of the following month, the Fund could experience more than one-to-one losses in market declines.

Market Risk. Market risk is the risk that a particular security owned by the Fund in general may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Overall security values could decline generally or could underperform other investments. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government and/or Federal Reserve, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

Risk of Loss. The Fund does not provide principal protection and you may not receive a return of the capital you invest.

ETF Risk. The Fund may invest in FLEX Options that reference an ETF that seeks to track the S&P 500® Index. The risks of investment in such options typically reflect the risks of types of instruments in which the ETF invests. The value of an ETF is subject to change as the values of the component securities of the index that the ETF seeks to track fluctuate. An ETF that seeks to track the S&P 500® Index may not exactly match the performance of the S&P 500® Index due to cash drag, differences between the portfolio of the ETF and the components of the S&P 500® Index, expenses and other factors. Certain options on an ETF may not qualify as “section 1256 contracts” under section 1256 of the Internal Revenue Code of 1986, as amended, and disposition of such options will likely result in short-term or long-term capital gains or losses to the Fund depending on the holding period.

Index Limitations Risk. The Enhance and Buffer Index is designed to represent a proposed option writing strategy. The Index Calculation Agent uses an option valuation method to calculate the value of the portfolio of FLEX Options that are constituents of the Index. Failure by the Index Calculation Agent to fully comprehend and accurately model the constituent FLEX Options may cause the performance of the Index to vary from the performance of an actual portfolio of the constituent securities or the performance of the Fund. Like many passive indexes, the Index does not take into account significant factors such as transaction costs and taxes and, because of factors such as these, the Fund’s portfolio should be expected to underperform the Index.

Index Sampling Risk. Index sampling risk is the chance that the investments selected for the Fund, in the aggregate, will not provide investment performance matching that of the Enhance and Buffer Index. The Adviser expects the index sampling risk to be low.

Indexed Securities and Derivatives Risk. If a security or derivative is linked to the performance of an index, it may be subject to the risks associated with changes in that index.

Tracking Error Risk. The Fund’s return may not match or achieve a high degree of correlation with the return of the Enhance and Buffer Index. A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the Index, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The factors that may adversely affect the Fund’s correlation with the Index include fees, expenses, transaction costs, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities in which the Fund invests. While the Fund attempts to track the performance of the Index by investing all, or substantially all, of its assets in the types of securities that make up the Index, at times, the Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to securities may be different from that of the Index. In addition, the Fund may invest in securities not included in the Index. The Fund may take or refrain from taking positions in order to improve tax efficiency, or comply with regulatory restrictions, either of which may negatively affect the Fund’s correlation with the Index. The Fund may also be subject to movements of assets into and out of the Fund in sizes that may differ from the size of the FLEX Option contracts that constitute the Index, potentially resulting in the Fund being over- or underexposed to the Index and may be impacted by reconstitutions and rebalancing events. Any of these factors could decrease correlation between the performance of the Fund and the Index and may hinder the Fund’s ability to meet its investment objective.

Non-Diversification Risk. The Fund is non-diversified. The performance of a non-diversified fund may be more volatile than the performance of a diversified fund. As a non-diversified fund, the Fund may hold fewer investments than a fund than is a diversified fund.

Management Risk. The skill and judgment of the Adviser in selecting investments will play a significant role in the Fund’s ability to achieve its investment objective. The Adviser and the portfolio managers have not previously managed this strategy in a mutual fund and this lack of experience may detract from the ability of the Fund to achieve its objective.

Tax Risk. The Fund expects to comply with the requirements of the Internal Revenue Code and other laws so that it will be taxed as a “regulated Investment company”; however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle’ rules, and various loss limitation provisions of the Internal Revenue Code.

Performance History

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Institutional Class shares from year to year and by showing how the Fund’s average annual returns for the periods indicated compare with those of a broad measure of market performance. Investors should be aware that past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The calendar year returns of the Investor Class, Class A, Class C and Class Y shares would differ from those of the Institutional Class due to different expense structures.

Cboe Vest S&P 500 Enhance and Buffer Strategy Fund (Institutional Class) Calendar Year Total Return

During the periods shown, the highest quarterly return was 7.57% (quarter ended September 30, 2018) and the lowest quarterly return was -16.01% (quarter ended December 31, 2018).
Average Annual Returns For The Period Ended December 31, 2018

The table below shows how average annual total returns of the Fund’s shares compared to those of the Fund’s benchmark. The table also presents the impact of taxes on the Fund’s Institutional Class shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns for Class A, Class C, Investor Class and Class Y shares will differ from those of the Institutional Class shares as the expenses of those classes differ.

Updated performance information is available at www.cboevest.com/mutualfunds/ or by calling the Fund toll-free at 855-505-VEST (8378).
CBOE Vest S&P 500 Enhanced Growth Strategy Fund
FUND SUMMARY – Cboe Vest S & P 500 ® Enhanced Growth Strategy Fund
Investment Objective

The Cboe Vest S&P 500® Enhanced Growth Strategy Fund (the “Enhanced Growth Fund” or, solely for this Fund Summary, the “Fund”) seeks to track, before fees and expenses, the performance of the Cboe® S&P 500® Enhanced Growth Index Balanced Series (the “SPEN Index”).

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section “Distribution Arrangements” and in the section “Distribution” in the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. For the most recent fiscal year ended October 31, 2018, the Fund’s portfolio turnover rate 0.00%.

Principal Investment Strategies

General Overview of the Fund’s Portfolio Construction

As explained in greater detail below, the Fund attempts to meet its objective of tracking, before fees and expenses, the performance of the SPEN Index, by constructing a portfolio of specially designed options that are similar to options that comprise the indices that underlie the SPEN Index. The Fund will effectively divide its portfolio into twelve segments (referred to herein as a tranche), and each tranche will be invested in options that are tied to a particular month of the year. The Fund will implement this general approach to portfolio construction until it has reached an asset level at which the Adviser determines that it is prudent and efficient to convert the Fund into a fund of funds structure. When the Adviser converts the Fund to a fund of funds structure, the Fund will invest in other mutual funds advised by the Adviser. Each of these other mutual funds will be similar to the twelve tranches that the Fund will initially construct for its portfolio in that each of these other mutual funds will invest in options similar to a particular index that the mutual fund is designed to track and each will be tied to a particular month of the year.

Before you read more about the specifics of the Adviser’s Investment Approach to managing the Fund, it is important to understand the SPEN Index. Immediately following this section is information about the SPEN Index and its constituent parts. Following this disclosure is information about the Adviser’s Investment Approach (i.e., how the Adviser manages the Fund to achieve its objective).

About the SPEN Index

The SPEN Index is a balanced index that is a composite of the twelve (12) Cboe® S&P 500® Enhanced Growth Index Monthly Series (the “EG Index Monthly Series”) that correspond to each month of the year (e.g., the Cboe® S&P 500® Enhanced Growth Index January Series, the Cboe® S&P 500® Enhanced Growth Index February Series, . . .etc.). The SPEN Index is rebalanced on the third Wednesday of each month to be equally weighted among the 12 EG Index Monthly Series. The methodology for the SPEN Index, as well as each of the EG Index Monthly Series was created by the Chicago Board Options Exchange (“Cboe®”), an affiliate of the Adviser. The value of the SPEN Index is calculated daily as of the close of trading hours on the New York Stock Exchange by Cboe® (the “Index Calculation Agent”) utilizing an option valuation model and data provided by Cboe®. Each of the EG Index Monthly Series is designed to measure the returns of a hypothetical portfolio of exchange-traded FLexible EXchange® Options (“FLEX Options”) that reference the S&P 500® Index and are designed to track the returns of an “Enhanced Growth” options strategy.

Enhanced Growth options strategy: An Enhanced Growth options strategy is a type of “target outcome” strategy. A target outcome strategy seeks to target returns from an investment that is bought at inception of the strategy and held for a specific period of time. An Enhanced Growth options strategy is an investment in a portfolio of options linked to an underlying asset that, when bought at inception of the strategy and held to the expiration of the options, seeks to target returns that, over a period of approximately one year, provides two-to-one enhanced returns on the price appreciation of the underlying asset up to a capped level, while providing one-to-one exposure to any losses from price depreciation.

Each of the EG Index Monthly Series measures the performance of a portfolio of exchange-traded FLEX Options that replicate the returns of a continuously rolling Enhanced Growth options strategy that has its inception on the third Wednesday of the month of the respective EG Index Monthly Series and, if held to the third Wednesday of the same month the following year, seeks to provide two-to-one enhanced returns on the appreciation of the S&P 500® Index up to a capped level, while providing one-to-one exposure to any losses. The capped level of the Enhanced Growth options strategy for each EG Index Monthly Series is determined by the Index Calculation Agent on the third Wednesday of the month corresponding to the EG Index Monthly Series, pursuant to a mathematical calculation such that the value of the portfolio of FLEX Options that comprise the EG Index Monthly Series is equivalent to the value of the S&P 500® Index.

Index composition: Each of the EG Index Monthly Series measures the performance of a portfolio of four purchased and written exchange-traded FLEX Options referencing the S&P 500® Index, that are each entered into on the third Wednesday of the month of the respective EG Index Monthly Series and expire on the third Wednesday of the month the following year.

The options are:

•
Purchased Call Options. The “Purchased Call Options” are call options purchased each with a strike price at 50% of the “Initial Level,” which is the price of the S&P 500® Index on the third Wednesday of the month of the respective EG Index Monthly Series.

•
Written Call Options. The “Written Call Options” are call options written each with a strike price that will be determined on the third Wednesday of the month of the respective EG Index Monthly Series.

•	Written Put Options. The “Written Put Options” are put options written each with a strike price at 50% of the Initial Level.
•	Purchased Put Options. The “Purchased Index Put Options” are put options purchased each with a strike price at the Initial Level.

The SPEN Index, which is a balanced index that is a composite of the 12 EG Index Monthly Series, will effectively be comprised of 48 FLEX options with varying strikes and expiration dates.

Adviser’s Investment Approach

The Fund invests in a series of 12 monthly rolling “tranches” (meaning a portion of the Fund’s investment, i.e., a January, February portion, March portion etc.). The Fund constructs each monthly tranche with FLEX Options that will be held for an approximate period of one year and that are similar to those utilized by the EG Index Monthly Series. Each monthly tranche seeks to track, before fees and expenses, the returns of the EG Index Monthly Series corresponding to that month. Each month, a previously purchased tranche’s options will generally expire, be exercised or be sold at or near their expiration, and the proceeds generally are used to purchase (or roll into) a new tranche of options expiring in approximately one year. In other words, at any given time, the Fund will generally have one tranche with options expiring in approximately one month, a second tranche expiring in approximately two months, and so on, up to a twelfth tranche expiring in approximately twelve months. The rolling nature of the tranches creates diversification of investment time period and market level compared to the risk of buying or selling investments at any one time.

To meet its objective of tracking, before fees and expenses, the performance of the SPEN Index, the Fund will invest in FLEX Options for each monthly tranche that are similar to the FLEX Options that comprise each of the EG Index Monthly Series. Each monthly tranche that is constructed within the Fund’s portfolio seeks to provide returns or losses before all estimated fees and expenses that are based on the price performance of the S&P 500® Index from the third Wednesday of the month to which the tranche belongs to the third Wednesday of the same month the following year (the “tranche holding period”) and that are designed to conform to the following performance targets:

•
If the S&P 500® Index appreciates over the tranche holding period, the tranche seeks to provide a total return that increases by twice the percentage increase of the S&P 500® Index, up to a maximum return that is determined at the start of the tranche holding period (the “Capped Return”).

•	If the S&P 500® Index decreases over the tranche holding period, the tranche seeks to provide a total return loss that is equal to the percentage loss on the S&P 500® Index.

The Fund will construct a non-diversified portfolio that may include exchange-traded FLEX Options that reference the S&P 500® Index and / or FLEX Options that reference exchange-traded funds (“ETFs”) that seeks to track the S&P 500® Index (the “Reference ETF”). Specifically, each tranche may consist of purchased call FLEX Options (i.e., options that give the Fund the right to buy the Reference ETF or the value of the S&P 500® Index), written call FLEX Options (i.e., options that obligate the Fund to sell the Reference ETF or the value of the S&P 500® Index), shares of the Reference ETF, and fixed income securities issued by the U.S. Treasury of duration of approximately one year or less. Each monthly tranche is designed to provide enhanced participation in positive returns up to a predetermined capped level and one-to-one returns on the downside. By seeking to track the SPEN Index, the Fund attempts to provide an investment vehicle that seeks to provide similar returns to the S&P 500® Index, with similar volatility and downside risk, but higher upside potential in market environments with modest gains.

Option contracts on an index give one party the right to receive or deliver the cash value of the particular index, and another party the obligation to receive or deliver the cash value of that index. Option contracts on an individual security such as an ETF give one party the right to buy or sell the particular security, and another party the obligation to sell or buy that same security. Many options are exchange-traded and are available to investors with set or defined contract terms. The Fund will use FLEX Options, which are customized equity or index option contracts that trade on an exchange, but that provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. Like standardized exchange-traded options, FLEX Options are guaranteed for settlement by The Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. FLEX Options provide investors with the ability to customize key terms, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of Over-the-Counter (“OTC”) options positions.

The SPEN Index measures the performance of a portfolio of purchased and written put and call FLEX options. The Fund will utilize purchased and written FLEX Options similar to those that are part of the SPEN Index to seek to track, before fees and expenses, the performance of the SPEN Index. Put options give the holder (i.e., the buyer) the right to sell an asset (or deliver the cash value of the index, in case of index put option) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive the cash value of the index, in case of index put option) at a certain defined price. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive the cash value of the index, in case of index call option) and the seller (i.e., the writer) the obligation to sell the asset (or deliver the cash value of the index, in case of index call option) at a certain defined price.

With respect to each tranche, the FLEX Options the Fund uses are designed to provide, on an annualized basis, two-to-one enhanced returns on the appreciation of the S&P 500® Index up to a capped level, while providing one-to-one exposure to any losses. There is no guarantee that the Fund will provide such returns for any given period of time. Notwithstanding the design of the FLEX Options to provide two-to-one enhanced returns, the FLEX Options also are intended to allow each monthly tranche of the Fund to participate in gains in the S&P 500® Index only up to a maximum cap. Thus, even if S&P 500® Index gains exceed that maximum cap, the gains in each monthly tranche of the Fund will be capped. The Fund expects that its assets will generally be invested evenly across the monthly tranches. As a result, portions of the Fund’s investments will have different levels of capped gains from gains in the S&P 500® Index. This creates diversification of market levels and capped levels on a monthly basis compared to the risk of investing only in a single monthly tranche with the market level and capped level fixed for approximately one year.

The Fund’s strategy is designed so that any amount owed by the Fund on FLEX Options written by the Fund (“Written Options”) will be covered by payouts at the expiration of the FLEX Options purchased by the Fund (“Purchased Options”) or will be covered by the shares of the Reference ETF held by the Fund. The Fund receives premiums in exchange for the Written Options and pays premiums in exchange for the Purchased Options. Because amounts owed on the Written Options will be covered by payouts at the expiration of the Purchased Options or shares of the Reference ETF, the Fund will not be in a net obligation position from the use of FLEX Options.

From time to time, the Fund may hold a portion of its assets in cash or invest them in liquid, short-term investments, including U.S. government obligations, certificates of deposit, commercial paper, other investment companies, money market instruments or other securities.

To the extent that the Fund converts to a fund of funds and thereby begins to invest in other mutual funds to implement its investment strategy, it will only invest in mutual funds that seek to track, before fees and expenses, the performance of one or more of the EG Index Monthly Series (“Enhanced Growth Monthly Funds”). There are twelve (12) Enhanced Growth Monthly Funds that are advised by the Adviser that are offered in a separate prospectus. Once the Fund’s assets reach a certain level, the Fund will only implement its investment strategy by investing in the Enhanced Growth Monthly Funds. Until such time, the Fund’s portfolio will be allocated to twelve (12) separate annual tranches (i.e., one for each month of the year) as described above.

Because of certain potential limitations of the Investment Company Act of 1940 associated with trading options on the Cboe and any other exchanges owned or controlled by Cboe Holdings, Inc. (“Cboe Exchanges”), the Fund will direct all broker-dealers to not effect transactions in options on any Cboe Exchanges until such time that appropriate exemptive and/or no-action relief is obtained from the Securities and Exchange Commission (“SEC”) and/or its staff by the Adviser, the Cboe and/or any mutual funds advised by the Adviser. This restriction shall not prevent the Adviser or the Fund from engaging in other transactions or receiving other services from the Cboe or for which the Cboe may receive a benefit, such as pricing services, provided such transactions and/or the receipt of such services is consistent with applicable statutes, rules, regulations and interpretive positions of the SEC and its staff.

Principal Risks

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s net asset value and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Derivative Securities Risk. The Fund may invest in derivative securities. These are financial instruments that derive their performance from the performance of an underlying asset or index. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Fund. The Fund could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

FLEX Options Risk. The Fund expects to utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. FLEX Options are also subject to the Derivative Securities Risk described above.

Options Risk. The price of an option, which is a function of interest rates, volatility, dividends, the exercise price, S&P 500® Index changes, and other market factors, may change rapidly over time. Options may expire unexercised, causing the Fund to lose the premium paid for the options. The Fund could experience a loss if securities underlying the options do not perform as anticipated. There may be an imperfect correlation between the prices of options and movements in the price of the securities, stock indexes or ETFs on which the options are based.

Index Limitations. The SPEN Index, as well as each of the EG Index Monthly Series, is designed to represent a proposed option strategy. The Index Calculation Agent uses an option valuation method to calculate the value of the portfolio of FLEX Options that are constituents of the SPEN Index. Failure by the Index Calculation Agent to fully comprehend and accurately model the constituent FLEX Options may cause the performance of the SPEN Index to vary from the performance of an actual portfolio of the constituent FLEX Options or the performance of the Fund. Like many passive indexes, the SPEN Index and each of the EG Index Monthly Series do not take into account significant factors such as transaction costs and taxes and, because of factors such as these, the Fund’s portfolio should be expected to underperform passive indexes.

Index Sampling Risk. Index sampling risk is the chance that the investments selected for the Fund, in the aggregate, will not provide investment performance matching that of the SPEN Index. The Adviser expects the index sampling risk to be low.

Indexed Securities and Derivatives Risk. If a security or derivative is linked to the performance of an index, it may be subject to the risks associated with changes in that index.

Equity Risk. The SPEN Index provides an investor exposure to the equity securities markets. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates.

ETF Risk. The Fund may invest in FLEX Options that reference an ETF or may invest in shares of an ETF that seeks to track the S&P 500® Index. The risks of investment in such options typically reflect the risks of types of instruments in which the ETF invests. The value of an ETF is subject to change as the values of the component securities of the index that the ETF seeks to track fluctuate. An ETF that seeks to track the S&P 500® Index may not exactly match the performance of the S&P 500® Index due to cash drag, differences between the portfolio of the ETF and the components of the S&P 500® Index, expenses and other factors. Certain options on an ETF may not qualify as “section 1256 contracts” under section 1256 of the Internal Revenue Code of 1986, as amended, and disposition of such options will likely result in short-term or long-term capital gains or losses to the Fund depending on the holding period.

Risks of Investing in Other Investment Companies and Underlying Funds. The Fund will incur higher and duplicative expenses when it invests in mutual funds and ETFs. There is also the risk that the Fund may suffer losses due to the investment practices of the underlying funds and ETFs. When the Fund invests in an underlying mutual fund or ETF, the Fund will be subject to substantially the same risks as those associated with the direct ownership of securities comprising the underlying funds or index on which the ETF or index mutual fund or other vehicle is based and the value of the Fund’s investments will fluctuate in response to the performance and risks of the underlying investments or index. In addition to the brokerage costs associated with the fund’s purchase and sale of the underlying securities, ETFs, mutual funds and other vehicles incur fees that are separate from those of the Fund. As a result, the Fund’s shareholders will indirectly bear a proportionate share of the operating expenses of these investment vehicles, in addition to Fund expenses. Because the Fund is not required to hold shares of underlying funds for any minimum period, it may be subject to, and may have to pay, short-term redemption fees imposed by the underlying funds. ETFs are subject to additional risks such as the fact that the market price of an ETF’s shares may trade above or below its NAV or an active market may not develop. The Fund has no control over the investments and related risks taken by the underlying funds in which it invests. The Investment Company Act of 1940 and the rules and regulations adopted under that statute impose conditions on investment companies which invest in other investment companies, and as a result, the Fund is generally restricted on the amount of shares of another investment company it may purchase to shares amounting to no more than 3% of the outstanding voting shares of such other investment company.

Fixed-Income Securities Risk. The Fund may invest in fixed-income (debt) securities, which are generally subject to the following risks:

Credit Risk. The financial condition of an issuer of a fixed-income security may cause the issuer to default. A decline in an issuer’s credit rating may cause a decrease in the value of the security and an increase in investment risk and price volatility.

Interest Rate Risk. An increase in interest rates typically causes a decrease in the value of fixed income securities in which the Fund may invest. Given the historically low interest rate environment, risks associated with rising rates are heightened. Fixed-income securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than fixed-income securities with shorter durations.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government and/or Federal Reserve, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

Non-Diversification Risk. The Fund is non-diversified. The performance of a non-diversified fund may be more volatile than the performance of a diversified fund.

Market Risk. The value of your investment may fall over time because the Fund is subject to market risk.

Because stock prices and the prices of the FLEX Options tend to fluctuate, the value of your investment in the Fund may increase or decrease. The shares of the Fund at any point in time may be worth less than the original investment.

Amplified Returns Risk. Each monthly tranche that is constructed within the Fund’s portfolio seeks to achieve its objective of enhanced participation in price appreciation up to a predetermined level of the S&P 500® Index and one-to-one participation in price depreciation of the S&P 500® Index by purchasing and selling call options to gain twice the exposure to the price of the S&P 500® Index in a predetermined price range. Each tranche seeks to deliver the targeted enhanced upside participation in the predetermined price range based on the price performance of the S&P 500® Index from the third Wednesday of the month to which the tranche belongs to the third Wednesday of the same month the following year. For time periods other than from the third Wednesday of the month to which the tranche belongs to the third Wednesday of the same month the following year, the tranche could experience more than one-to-one losses in market declines.

The return of each monthly tranche is subject to a capped upside. The target return for an investment in each monthly tranche is based on an assumption of holding the investment for one year, the price performance of the S&P 500® Index or the Reference ETF, and the maximum capped return. Because each monthly tranche’s return (or the return for one of the Monthly Funds as the case may be) will be capped, the return of the Fund with respect to any particular tranche (or the Monthly Funds) may be less than the performance of the S&P 500® Index or Reference ETF.

Leverage Risk. The Fund may seek to gain exposure to certain securities in excess of 100%. Such exposure will make the Fund more sensitive to movement in the value of those instruments. In particular, investments in options and derivative instruments may provide the economic effect of financial leverage by creating additional investment exposure such that increases or decreases in the value of the Fund’s portfolio will be magnified.

The Fund is subject to performance and equity risk related to the Reference ETF, the S&P 500® Index and securities comprising the S&P 500® Index. The formulas to calculate the options’ payments at expiration are based on the price performance of the S&P 500® Index or the Reference ETF. The FLEX Options represent indirect positions in the S&P 500® Index or the Reference ETF and are subject to changes in value as the price of the S&P 500® Index or Reference ETF rises or falls. The value of the FLEX Options may be adversely affected by various factors affecting the Reference ETF, the S&P 500® Index and the value of the securities comprising the S&P 500® Index. The settlement value of the FLEX Options is based on the S&P 500® Index or Reference ETF closing value on the option expiration date only, and will be substantially determined by market conditions as of such time. The Reference ETF seeks to replicate the performance of the S&P 500® Index. The value of the Reference ETF will fluctuate over time based on fluctuations in the value of the stocks held by the Reference ETF which may be impacted by changes in general economic conditions, expectations for future economic growth and corporate profits, interest rates and the supply and demand for stocks that are components of the S&P 500® Index. Although common stocks have historically generated higher average returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatile returns. Common stocks are structurally subordinated to preferred stocks, bonds and other debt instruments in a company’s capital structure, and represent a residual claim on the issuer’s assets that have no value unless such assets are sufficient to cover all other claims.

Risk of Loss. The Fund does not provide principal protection and you may not receive a return of the capital you invest.

The value of the written options has a negative impact on the value of your investment. The Written Options create an obligation to make a payment in contrast to the Purchased Options which create the potential for receipt of a payment. As the value of the Written Options increases, it has a negative impact on the value of your shares in the Fund.

The value of the FLEX Options may change with the implied volatility of the Reference ETF, the S&P 500® Index and the securities comprising the S&P 500® Index. No one can predict whether implied volatility will rise or fall in the future.

The value of the Fund does not appreciate due to dividend payments paid by the Reference ETF. The Fund seeks to provide target returns referencing the price performance of the Reference ETF, which does not include returns from dividends paid by the Reference ETF.

The value of the Fund does not appreciate due to dividend payments paid by the companies in the S&P 500® Index. The Fund seeks to provide target returns referencing the price performance of the S&P 500® Index, which does not include returns from dividends paid by the companies in the S&P 500® Index.

The values of the FLEX Options do not increase or decrease at the same rate as the Reference ETF or the S&P 500® Index. The FLEX Options are all European style options, which means that they will be exercisable at the strike price only on the option expiration date. The value of the FLEX Options prior to the option expiration date may vary because of related factors other than the price of shares of the Reference ETF. The value of the Reference ETF will not increase or decrease at the same rate as the S&P 500® Index due to “tracking error” described below.

Certain features of the Reference ETF, which is an exchange-traded fund, will impact the value of the Fund’s Shares. The value of the Reference ETF is subject to the following factors:

•
Passive Investment Risk. The Reference ETF is not actively managed and attempts to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Reference ETF will hold constituent securities of the S&P 500® Index regardless of the current or projected performance of a specific security or particular industry or market sector, which could impact the unit price of the Reference ETF, the FLEX Options and the Fund.

•
Tracking Error. ETFs face index correlation risk which is the risk that the performance of an ETF will vary from the actual performance of the target index, known as “tracking error”. It is possible that the Reference ETF may not fully replicate or may, in certain circumstances, diverge significantly from the performance of the S&P 500® Index due to the Reference ETF not investing in all stocks comprising the S&P 500® Index, temporary unavailability of certain securities in the secondary market, differences in trading hours between the Reference ETF and securities comprising the S&P 500® Index, the occurrence of corporate actions (mergers and spinoffs) or due to other circumstances.

•
Securities Lending Risk. The Reference ETF may engage in securities lending. Securities lending involves the risk that the Reference ETF may lose money because the borrower of the Reference ETF’s loaned securities fails to return the securities in a timely manner or at all.

•	Fees and Expenses. Unlike the S&P 500® Index, the Reference ETF will reflect transaction costs and fees that will reduce its price performance relative to the S&P 500® Index.
•	Discount. Shares of ETFs tend to trade at a discount from their net asset value.

Credit Risk. Credit risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations.

Liquidity Risk. Liquidity risk is the risk that the Fund may be unable to sell a FLEX Option.

No one can guarantee that a liquid secondary trading market will exist for the FLEX Options. Trading in the FLEX Options may be less deep and liquid than certain other securities. FLEX Options may be less liquid than certain non-customized options. The Fund expects that it will not invest more than 10% of its net assets in illiquid securities. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and your investment.

Under certain circumstances, current market prices may not be available with respect to the FLEX Options. Under those circumstances, the value of the FLEX Options will require more reliance on the Adviser’s judgment than that required for securities for which there is an active trading market. This creates a risk of mispricing or improper valuation of the FLEX Options which could impact the value received or paid for shares of the Fund.

Management Risk. The skill and judgment of the Adviser in selecting investments will play a significant role in the Fund’s ability to achieve its investment objective. The Adviser and the portfolio managers have not previously managed this strategy in a mutual fund and this lack of experience may detract from the ability of the Fund to achieve its objective.

Tracking Error Risk. The Fund’s return may not match or achieve a high degree of correlation with the return of the SPEN Index. A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the SPEN Index, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The factors that may adversely affect the Fund’s correlation with the SPEN Index include fees, expenses, transaction costs, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities in which the Fund invests. While the Fund attempts to track the performance of the SPEN Index by investing all, or substantially all, of its assets in the types of securities that make up the SPEN Index, at times, the Fund may not have investment exposure to all securities in the SPEN Index, or its weighting of investment exposure to securities may be different from that of the SPEN Index. In addition, the Fund may invest in securities not included in the SPEN Index. The Fund may take or refrain from taking positions in order to improve tax efficiency, or comply with regulatory restrictions, either of which may negatively affect the Fund’s correlation with the SPEN Index. The Fund may also be subject to movements of assets into and out of the Fund in sizes that may differ from the size of the FLEX option contracts that constitute SPEN Index, potentially resulting in the Fund being over- or underexposed to the SPEN Index, and may be impacted by reconstitutions and rebalancing events. Any of these factors could decrease correlation between the performance of the Fund and the SPEN Index and may hinder the Fund’s ability to meet its investment objective.

Tax Risk. The Fund expects to comply with the requirements of the Internal Revenue Code and other laws so that it will be taxed as a “regulated Investment company”; however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle’ rules, and various loss limitation provisions of the Internal Revenue Code.

Performance History

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Institutional Class shares from year to year and by showing how the Fund’s average annual returns for the periods indicated compare with those of a broad measure of market performance. Investors should be aware that past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The calendar year returns of the Investor Class, Class A, Class C and Class Y shares would differ from those of the Institutional Class due to different expense structures.

Updated performance information is available at www.cboevest.com/mutualfunds/ or by calling the Fund toll-free at 855-505-VEST (8378).

CBOE Vest S&P 500 Enhanced Growth Strategy Fund (Institutional Class) Calendar Year Total Returns

During the periods shown, the highest quarterly return was 7.47% (quarter ended March 31, 2017) and the lowest quarterly return was -14.38% (quarter ended December 31, 2018).
Average Annual Returns For The Period Ended December 31, 2018

The table below shows how average annual total returns of the Fund’s shares compared to those of the Fund’s benchmark. The table also presents the impact of taxes on the Fund’s Institutional Shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns for the Class A, Class C, Investor Class and Class Y Shares will differ from those of the Institutional Shares as the expenses of those classes differ.

CBOE Vest S&P 500 Buffer Strategy (January) Fund
FUND SUMMARY – Cboe Vest S & P 500 ® Buffer Strategy (January) Fund
Investment Objective

The Cboe Vest S&P 500® Buffer Strategy (January) Fund (solely for this Fund Summary, the “Fund”) seeks to track, before fees and expenses, the performance of the Cboe® S&P 500® Buffer Protect Index January Series (the “SPRO01 Index”).

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section “Distribution Arrangements” and in the section “Distribution” in the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

General Overview of the Fund’s Portfolio Construction

As explained in greater detail below, the Fund attempts to meet its objective of tracking, before fees and expenses, the performance of the SPRO01 Index, by constructing a portfolio of specially designed options that are similar to options that comprise the SPRO01 Index. Before you read more about the specifics of the Adviser’s Investment Approach to managing the Fund, it is important to understand the SPRO01 Index. Immediately following this section is information about the SPRO01 Index and its constituent parts. Following this disclosure is information about the Adviser’s Investment Approach (i.e., how the Adviser manages the Fund to achieve its objective).

About the SPRO01 Index

The methodology of the SPRO01 Index was created by the Chicago Board Options Exchange (“Cboe®”), an affiliate of the Adviser. The value of the SPRO01 Index is calculated daily as of the close of trading hours on the New York Stock Exchange by Cboe® (the “Index Calculation Agent”) utilizing an option valuation model and data provided by Cboe®. The SPRO01 Index is designed to measure the returns of a hypothetical portfolio of exchange-traded FLexible EXchange® Options (“FLEX Options”) that reference the S&P 500® Index and are designed to track the returns of a “Buffer Protect” options strategy.

Buffer Protect options strategy: A Buffer Protect options strategy is a type of Target Outcome strategy. A Target Outcome strategy seeks to target returns from an investment that is bought at inception of the strategy and held for a specific period of time. A Buffer Protect options strategy is an investment in a portfolio of options linked to an underlying asset which when bought at inception of the strategy and held to the expiration of the options seeks to target returns that buffer protect against downside losses due to decline in the underlying asset, while providing participation up to a maximum capped gain in the underlying asset.

The SPRO01 Index measures the performance of portfolio of exchange trade FLEX Options that replicate the returns of a continuously rolling Buffer Protect options strategy that has its inception on the third Wednesday of January and if held to the third Wednesday of January the following year, seeks to buffer protect against the first 10% of losses due to a decline in the S&P 500® Index, while providing participation up to a maximum capped gain. The capped level of the Buffer Protect options strategy is determined by the Index Calculation Agent on the third Wednesday of January pursuant to a mathematical calculation such that the value of the portfolio of FLEX Options that comprises the SPRO01 is equivalent to the value of the S&P 500® Index.

Index composition: The SPRO01 Index measures the performance of a portfolio of six purchased and written exchange-traded FLEX Options referencing the S&P 500® Index, that are each entered into on the third Wednesday of January and expire on the third Wednesday of January the following year. The options are:

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Purchased Index Call Options. The “Purchased Index Call Options” are call options purchased each with a strike price at 50% of the “Initial Level,” which is the price of the S&P 500® Index on the third Wednesday of January.

•	Written Type A Index Call Options. The “Written Type A Index Call Options” are call options written each with a strike price at the Initial Level.
•	Written Type B Index Call Options. The “Written Type B Index Call Options” are call options written each with a strike price that will be determined on the third Wednesday of January.
•	Written Type A Index Put Options. The “Written Type A Index Put Options” are put options written each with a strike price at 50% of the Initial Level.
•	Written Type B Index Put Options. The “Written Type B Index Put Options” are put options written each with a strike price at 90% of the Initial Level.
•	Purchased Index Put Options. The “Purchased Index Put Options” are put options purchased each with a strike price at the Initial Level.

Adviser’s Investment Approach

To meet its objective of tracking, before fees and expenses, the performance of the SPRO01 Index, the Fund will invest in FLEX Options that are similar to the FLEX Options that comprise the SPRO01. The Fund seeks to returns or losses before all estimated fees and expenses that based on the price performance of the S&P 500® Index from the third Wednesday of January of a given year and held until the third Wednesday of the following January (the “holding period”) subject to the following conditions:

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If the S&P 500® Index appreciates over the holding period, the Fund seeks to provide shareholders with a total return that increases by the percentage increase of the S&P 500® Index, up to a maximum return that is determined at the start of the holding period (the “Capped Return”);

•	If the S&P 500® Index decreases over the holding period by 10% or less (the “Buffer Amount”), the Fund seeks to provide shareholders with a total return of zero; and

•
If the S&P 500® Index decreases over the holding period by more than 10%, the Fund seeks to provide shareholders with a total return loss that is 10% less than the percentage loss on the S&P 500® Index a with a maximum loss of approximately 90%.

The Fund will construct a non-diversified portfolio that may include exchange-traded FLEX Options that reference the S&P 500® Index and / or exchange-traded funds that seeks to track the S&P 500® Index (the “Reference ETF”). Specifically, the Fund may consist of purchased call FLEX Options (i.e., options that gives the Fund the right to buy the Reference ETF or the value of the S&P 500® Index), written put FLEX Options (i.e., options that obligate the Fund the buy the Reference ETF or the value of the S&P 500® Index), purchased put FLEX Options (i.e., options that give the Fund the right to sell the Reference ETF or the value of the S&P 500® Index), and written call FLEX Options (i.e., options that obligate the Fund to sell the Reference ETF or the value of the S&P 500® Index) and fixed income securities issued by the US Treasury of duration of approximately one year or less. The Fund is designed to provide partial protection from market downturns at the expense of limiting gains when the market is strongly positive. The Fund’s portfolio will be designed to provide investment returns that are correlated with, but less volatile than, those of the S&P 500® Index and by tracking the SPRO01 Index to mitigate losses when the S&P 500® Index declines in exchange for accepting a limit on gains when the S&P 500® Index increases. By seeking to track the SPRO01 Index, the Fund seeks to provide an investment vehicle with a risk/reward profile in which the risks in comparison to a hypothetical investment in the S&P 500® Index are somewhat limited, as are the potential rewards.

Option contracts on an index give one party the right to receive or deliver cash value of the particular index, and another party the obligation to receive or deliver the cash value of that index. Option contracts on an individual security such as an ETF give one party the right to buy or sell the particular security, and another party the obligation to sell or buy that same security. Many options are exchange-traded and are available to investors with set or defined contract terms. The Fund will use FLEX Options, which are customized equity or index option contracts that trade on an exchange, but that provide investors with the ability to customize key contract terms like exercise prices, styles (i.e., American-style exercisable any time prior to the expiration date or European-style exercisable only on the option expiration date) and expiration dates. Like standardized exchange-traded options, FLEX Options are guaranteed for settlement by The Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. FLEX Options provide investors with the ability to customize key terms, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of Over-the-Counter (“OTC”) options positions.

The SPRO01 Index measures the performance of a portfolio of purchased and written put and call FLEX options. The Fund will utilize purchased and written put and call FLEX Options similar to those that are part of the SPRO01 Index to seek to track, before fees and expenses, the performance of the SPRO01 Index. Put options give the holder (i.e., the buyer) the right to sell an asset (or deliver cash value of the index, in case of index put option) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the index, in case of index put option) at a certain defined price. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the index, in case of index call option) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the index, in case of index call option) at a certain defined price.

The FLEX Options the Fund uses are designed to protect an investment that is designed to track the S&P 500® Index against a decline of up to 10% of the S&P 500® Index on an annualized basis. The FLEX Options do not protect against declines of over 10% and investors will bear a loss that is 10% less than the percentage loss on the S&P 500® Index. Further, while the Fund seeks to limit losses from declines up to 10% of the S&P 500® Index on an annualized basis, there is no guarantee that it will do so. The FLEX Options also are intended to allow the Fund to participate on gains in the S&P 500® Index up to a maximum cap. Thus, even if S&P 500® Index gains exceed that maximum cap, the Fund’s gains will be capped.

As the options mature approximately every year, they are replaced. By replacing options annually, the Fund seeks to ensure that investments made in January are continuously protecting against downturns and sacrificing upswings realized in January in the following year. As explained in the Principal Risks disclosure, a key underlying component of the successful implementation of the Fund’s investment strategy is that an investor should stay invested in the Fund for at least one year.

Any FLEX Options that are written by the Fund that create an obligation to sell or buy an asset will be offset with a position in FLEX Options purchased by the Fund that to create the right to buy or sell the same asset such that the Fund will always be in a net long position. That is, any obligations of the Fund created by its writing of FLEX Options will be covered by offsetting positions in other purchased FLEX Options.

From time to time, the Fund may hold a portion of its assets in cash or invest them in liquid, short-term investments, including U.S. government obligations, certificates of deposit, commercial paper, other investment companies, money market instruments or other securities.

Because of certain potential limitations of the Investment Company Act of 1940 associated with trading options on the Cboe and any other exchanges owned or controlled by Cboe Holdings, Inc. (“Cboe Exchanges”), the Fund will direct all broker-dealers to not effect transactions in options on any Cboe Exchanges until such time that appropriate exemptive and/or no-action relief is obtained from the Securities and Exchange Commission (“SEC”) and/or its staff by the Adviser, the Cboe and/or any mutual funds advised by the Adviser. This restriction shall not prevent the Adviser or the Fund from engaging in other transactions or receiving other services from the Cboe or for which the Cboe may receive a benefit, such as pricing services, provided such transactions and/or the receipt of such services is consistent with applicable statutes, rules, regulations and interpretive positions of the SEC and its staff.

Principal Risks

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s net asset value and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Derivative Securities Risk. The Fund may invest in derivative securities. These are financial instruments that derive their performance from the performance of an underlying asset or index. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Fund. The Fund could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

FLEX Options Risk. The Fund expects to utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. FLEX Options are also subject to the Derivative Securities Risk described above.

Index Limitations. The SPRO01 Index is designed to represent a proposed option strategy. The Index Calculation Agent utilizes an option valuation model to calculate the value of portfolio of FLEX Options that are constituents of the SPRO01 Index. Failure by the Index Calculation Agent to fully comprehend and accurately model the constituent FLEX Options may cause the performance of the Index to vary from the performance of an actual portfolio of the constituent FLEX Options or the performance of the Fund. Like many passive indexes, the SPRO01 Index does not take into account significant factors such as transaction costs and taxes and, because of factors such as these, the Fund’s portfolio should be expected to underperform passive indexes.

Index Sampling Risk. Index sampling risk is the chance that the investments selected for the Fund, in the aggregate, will not provide investment performance matching that of the SPRO01 Index. The Adviser expects the index sampling risk to be low.

Newly Created Index Risk. The SPRO01 Index is newly created and has a limited history of performance. As such, it is uncertain how closely the SPRO01 Index may be able to track the performance of an actual portfolio of the constituent FLEX Options that comprise the SPRO01 Index.

The Fund’s investment strategy is designed to achieve the targeted returns linked to the S&P 500® Index over the holding period of approximately one year. The Fund’s investment strategy has been designed to deliver on targeted returns linked to the S&P 500® Index if the shares are bought on the third Wednesday of January and held until the third Wednesday of the following January. For purchase or sale of the shares outside this holding period, the value of the securities in the Fund could vary because of related factors other than the level of the S&P 500® Index.

Equity Risk. The SPRO01 Index provides an investor exposure to the equity securities markets. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates.

Exchange-Traded Funds Risk. The Fund may invest in FLEX Options that reference an exchange-traded fund (“ETF”) that tracks the S&P 500® Index. The risks of investment in such options typically reflect the risks of types of instruments in which the exchange-traded funds (“ETF”) invest. The value of an ETF is subject to change as the values of the component securities of the index that the ETF seeks to track fluctuate. An ETF that seeks to track the S&P 500® Index may not exactly match the performance of the S&P 500® Index due to cash drag, differences between the portfolio of the ETF and the components of the S&P 500® Index, expenses and other factors. Certain options on an ETF may not qualify as “section 1256 contracts” under section 1256 of the Internal Revenue Code of 1986, as amended, and disposition of such options will likely result in short-term or long-term capital gains or losses depending on the holding period.

Fixed-Income Securities Risk. The Fund may invest in fixed-income (debt) securities, which are generally subject to the following risks:

•
Credit Risk. The financial condition of an issuer of a fixed-income security may cause the issuer to default. A decline in an issuer’s credit rating may cause a decrease in the value of the security and an increase in investment risk and price volatility.

•
Interest Rate Risk. An increase in interest rates typically causes a decrease in the value of fixed income securities in which the Fund may invest. Given the historically low interest rate environment, risks associated with rising rates are heightened. Fixed-income securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than fixed-income securities with shorter durations.

Indexed Securities and Derivatives Risk. If a security or derivative is linked to the performance of an index, it may be subject to the risks associated with changes in that index.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government and/or Federal Reserve, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

Non-Diversification Risk. The Fund is non-diversified. The performance of a non-diversified fund may be more volatile than the performance of a diversified fund. As a non-diversified fund, the Fund may hold fewer investments than a fund that is a diversified fund.

Options Risk. The price of an option, which is a function of interest rates, volatility, dividends, the exercise price, S&P 500® Index changes, and other market factors, may change rapidly over time. Options may expire unexercised, causing the Fund to lose the premium paid for the options. The Fund could experience a loss if securities underlying the options do not perform as anticipated. There may be an imperfect correlation between the prices of options and movements in the price of the securities, stock indexes or ETFs on which the options are based.

Market Risk. The value of your investment may fall over time because the Fund is subject to market risk. Because stock prices and the prices of the FLEX Options tend to fluctuate, the value of your investment in the Fund may increase or decrease. The shares of the Fund at any point in time may be worth less than the original investment.

Leveraging Risk. The use of leverage, such as that embedded in options, could magnify the Fund’s gains or losses.

The positive or negative Fund return is subject to a capped upside and partial downside protection. The target return or loss for an investment in the Fund is based on an assumption of holding the investment from the third Wednesday of the month to the third Wednesday of the same month the following year, the price performance of the S&P 500® Index or the Reference ETF, and the maximum Capped Return. Because the Fund’s return will be capped, the return of the Fund may be less than the performance of the S&P 500® Index or the Reference ETF. The Fund’s ability to provide enhanced return, capped upside and partial downside protection is dependent on shareholders purchasing shares on the third Wednesday of the month and holding till the third Wednesday of the same month the following year. You may realize a return or loss that is higher or lower than the intended returns or losses as a result of purchasing shares or redeeming shares outside the investment time period, where the FLEX Options are otherwise liquidated by the Fund prior to expiration, if a corporate action occurs with respect to the S&P 500® Index or the Reference ETF, or increases in potential tax-related expenses and other expenses of the Fund above estimated levels.

The Fund is subject to performance and equity risk related to the Reference ETF, the S&P 500® Index and securities comprising the S&P 500® Index. The formulas to calculate the options’ payments at expiration is based on the price performance of the S&P 500® Index or the Reference ETF. The FLEX Options represent indirect positions in the S&P 500® Index or the Reference ETF and are subject to changes in value as the price of the S&P 500® Index or the Reference ETF rises or falls. The value of the FLEX Options may be adversely affected by various factors affecting the Reference ETF, the S&P 500® Index and the value of the securities comprising the S&P 500® Index. The settlement value of the FLEX Options is based on the S&P 500® Index or the Reference ETF Closing Value on the option expiration date only, and will be substantially determined by market conditions as of such time. The Reference ETF seeks to replicate the performance of the S&P 500® Index. The value of the Reference ETF will fluctuate over time based on fluctuations in the value of the stocks held by the Reference ETF which may be impacted by changes in general economic conditions, expectations for future economic growth and corporate profits, interest rates and the supply and demand for stocks that are components of the S&P 500® Index. Although common stocks have historically generated higher average returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatile returns. Common stocks are structurally subordinated to preferred stocks, bonds and other debt instruments in a company’s capital structure, and represent a residual claim on the issuer’s assets that have no value unless such assets are sufficient to cover all other claims.

Risk of Loss. The Fund does not provide principal protection and you may not receive a return of the capital you invest.

The value of the Written Options has a negative impact on the value of your investment. The Written Options create an obligation to make a payment in contrast to the Purchased Options which create the potential for receipt of a payment. As the value of the Written Options increases, it has a negative impact on the value of your shares in the Fund.

The value of the FLEX Options may change with the implied volatility of the Reference ETF, the S&P 500® Index and the securities comprising the S&P 500® Index. No one can predict whether implied volatility will rise or fall in the future.

The value of the Fund does not appreciate due to dividend payments paid by the Reference ETF. The Fund seeks to provide target returns on the price performance of the Reference ETF, which does not include returns from dividends paid by the Reference ETF.

The value of the Fund does not appreciate due to dividend payments paid by the companies in the S&P 500® Index. The Fund seeks to provide target returns on the price performance of the S&P 500® Index, which does not include returns from dividends paid by the companies in the S&P 500® Index.

The values of the FLEX Options do not increase or decrease at the same rate as the Reference ETF or the S&P 500® Index. The FLEX Options are all European style options, which means that they will be exercisable at the strike price only on the option expiration date. The value of the FLEX Options prior to the option expiration date may vary because of related factors other than the price of shares of the Reference ETF. The value of the Reference ETF will not increase or decrease at the same rate as the S&P 500® Index due to “tracking error” described below.

Certain features of the Reference ETF, which is an exchange-traded fund, will impact the value of the Fund’s Shares. The value of the Reference ETF is subject to the following factors:

•
Passive Investment Risk. The Reference ETF is not actively managed and attempts to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Reference ETF will hold constituent securities of the S&P 500® Index regardless of the current or projected performance on a specific security or particular industry or market sector, which could impact the unit price of the Reference ETF, the FLEX Options and the Fund.

•
Tracking Error. Exchange-traded funds face index correlation risk which is the risk that the performance of an exchange-traded fund will vary from the actual performance of the target index, known as “tracking error”. It is possible that the Reference ETF may not fully replicate or may, in certain circumstances, diverge significantly from the performance of the S&P 500® Index due to the Reference ETF not investing in all stocks comprising the S&P 500® Index, temporary unavailability of certain securities in the secondary market, differences in trading hours between the Reference ETF and securities comprising the S&P 500® Index, the occurrence of corporate actions (mergers and spinoffs) or due to other circumstances.

•
Securities Lending Risk. The Reference ETF may engage in securities lending. Securities lending involves the risk that the Reference ETF may lose money because the borrower of the Reference ETF’s loaned securities fails to return the securities in a timely manner or at all.

•	Fees and Expenses. Unlike the S&P 500® Index, the Reference ETF will reflect transaction costs and fees that will reduce its price performance relative to the S&P 500® Index.
•	Discount. Shares of exchange-traded funds tend to trade at a discount from their net asset value.

Credit Risk. Credit risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations.

Liquidity Risk. Liquidity risk is the risk that the Fund may be unable to sell a FLEX Option. No one can guarantee that a liquid secondary trading market will exist for the FLEX Options. Trading in the FLEX Options may be less deep and liquid than certain other securities. FLEX Options may be less liquid than certain non-customized options. The Fund expects that its portfolio will be comprised of 10% or less of its net asset value in illiquid securities. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and your investment.

Under certain circumstances, current market prices may not be available with respect to the FLEX Options. Under those circumstances, the value of the FLEX Options will require more reliance on the Adviser’s judgment than that required for securities for which there is an active trading market. This creates a risk of mispricing or improper valuation of the FLEX Options which could impact the value received or paid for shares.

Management Risk. The skill and judgment of the Adviser in selecting investments will play a significant role in the Fund’s ability to achieve its investment objective. The Adviser and the portfolio managers have never managed this strategy in a mutual fund and this lack of experience may detract from the ability of the Fund to achieve its objective.

New Fund Risk. The Fund is recently formed. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing their respective investment strategies, may not employ a successful investment strategy, or may fail to attract sufficient assets to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences.

Tracking Error Risk. The Fund’s return may not match or achieve a high degree of correlation with the return of the SPRO01 Index. A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the SPRO01 Index, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The factors that may adversely affect the Fund’s correlation with the SPRO01 Index include fees, expenses, transaction costs, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities in which the Fund invests. While the Fund attempts to track the performance of the SPRO01 Index by investing all, or substantially all, of its assets in the types of securities that make up the SPRO01 Index, at times, the Fund may not have investment exposure to all securities in the SPRO01 Index, or its weighting of investment exposure to securities may be different from that of the SPRO01 Index. In addition, the Fund may invest in securities not included in the SPRO01 Index. The Fund may take or refrain from taking positions in order to improve tax efficiency, or comply with regulatory restrictions, either of which may negatively affect the Fund’s correlation with the SPRO01 Index. The Fund may also be subject to movements of assets into and out of the Fund in sizes that may differ from the size of the FLEX option contracts that constitute SPRO01 Index, potentially resulting in the Fund being over- or underexposed to the SPRO01 Index and may be impacted by reconstitutions and rebalancing events. Any of these factors could decrease correlation between the performance of the Fund and the SPRO01 Index and may hinder the Fund’s ability to meet its investment objective.

Tax Risk. The Fund expects to comply with the requirements of the Internal Revenue Code and other laws so that it will be taxed as a “regulated Investment company”; however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle’ rules, and various loss limitation provisions of the Internal Revenue Code.

Performance History

The Fund recently commenced operations and, as a result, does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance is not necessarily an indication of how the Fund will perform in the future.

Updated performance information is available at www.cboevest.com/mutualfunds/ or by calling the Fund toll-free at 855-505-VEST (8378).

CBOE Vest S&P 500 Buffer Strategy (February) Fund
FUND SUMMARY – Cboe Vest S & P 500 ® Buffer Strategy (February) Fund
Investment Objective

The Cboe Vest S&P 500® Buffer Strategy (February) Fund (solely for this Fund Summary, the “Fund”) seeks to track, before fees and expenses, the performance of the Cboe® S&P 500® Buffer Protect Index February Series (the “SPRO02 Index”).

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section “Distribution Arrangements” and in the section “Distribution” in the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

General Overview of the Fund’s Portfolio Construction

As explained in greater detail below, the Fund attempts to meet its objective of tracking, before fees and expenses, the performance of the SPRO02 Index, by constructing a portfolio of specially designed options that are similar to options that comprise the SPRO02 Index. Before you read more about the specifics of the Adviser’s Investment Approach to managing the Fund, it is important to understand the SPRO02 Index. Immediately following this section is information about the SPRO02 Index and its constituent parts. Following this disclosure is information about the Adviser’s Investment Approach (i.e., how the Adviser manages the Fund to achieve its objective).

About the SPRO02 Index

The methodology of the SPRO02 Index was created by the Chicago Board Options Exchange (“Cboe®”), an affiliate of the Adviser. The value of the SPRO02 Index is calculated daily as of the close of trading hours on the New York Stock Exchange by Cboe® (the “Index Calculation Agent”) utilizing an option valuation model and data provided by Cboe®. The SPRO02 Index is designed to measure the returns of a hypothetical portfolio of exchange-traded FLexible EXchange® Options (“FLEX Options”) that reference the S&P 500® Index and are designed to track the returns of a “Buffer Protect” options strategy.

Buffer Protect options strategy: A Buffer Protect options strategy is a type of Target Outcome strategy. A Target Outcome strategy seeks to target returns from an investment that is bought at inception of the strategy and held for a specific period of time. A Buffer Protect options strategy is an investment in a portfolio of options linked to an underlying asset which when bought at inception of the strategy and held to the expiration of the options seeks to target returns that buffer protect against downside losses due to decline in the underlying asset, while providing participation up to a maximum capped gain in the underlying asset.

The SPRO02 Index measures the performance of portfolio of exchange trade FLEX Options that replicate the returns of a continuously rolling Buffer Protect options strategy that has its inception on the third Wednesday of February and if held to the third Wednesday of February the following year, seeks to buffer protect against the first 10% of losses due to a decline in the S&P 500® Index, while providing participation up to a maximum capped gain. The capped level of the Buffer Protect options strategy is determined by the Index Calculation Agent on the third Wednesday of February pursuant to a mathematical calculation such that the value of the portfolio of FLEX Options that comprises the SPRO02 is equivalent to the value of the S&P 500® Index.

Index composition: The SPRO02 Index measures the performance of a portfolio of six purchased and written exchange-traded FLEX Options referencing the S&P 500® Index, that are each entered into on the third Wednesday of February and expire on the third Wednesday of February the following year. The options are:

•
Purchased Index Call Options. The “Purchased Index Call Options” are call options purchased each with a strike price at 50% of the “Initial Level,” which is the price of the S&P 500® Index on the third Wednesday of February.

•	Written Type A Index Call Options. The “Written Type A Index Call Options” are call options written each with a strike price at the Initial Level.
•	Written Type B Index Call Options. The “Written Type B Index Call Options” are call options written each with a strike price that will be determined on the third Wednesday of February.
•	Written Type A Index Put Options. The “Written Type A Index Put Options” are put options written each with a strike price at 50% of the Initial Level.
•	Written Type B Index Put Options. The “Written Type B Index Put Options” are put options written each with a strike price at 90% of the Initial Level.
•	Purchased Index Put Options. The “Purchased Index Put Options” are put options purchased each with a strike price at the Initial Level.

Adviser’s Investment Approach

To meet its objective of tracking, before fees and expenses, the performance of the SPRO02 Index, the Fund will invest in FLEX Options that are similar to the FLEX Options that comprise the SPRO02. The Fund seeks to returns or losses before all estimated fees and expenses that based on the price performance of the S&P 500® Index from the third Wednesday of February of a given year and held until the third Wednesday of the following February (the “holding period”) subject to the following conditions:

•
If the S&P 500® Index appreciates over the holding period, the Fund seeks to provide shareholders with a total return that increases by the percentage increase of the S&P 500® Index, up to a maximum return that is determined at the start of the holding period (the “Capped Return”);

•	If the S&P 500® Index decreases over the holding period by 10% or less (the “Buffer Amount”), the Fund seeks to provide shareholders with a total return of zero; and

•
If the S&P 500® Index decreases over the holding period by more than 10%, the Fund seeks to provide shareholders with a total return loss that is 10% less than the percentage loss on the S&P 500® Index a with a maximum loss of approximately 90%.

The Fund will construct a non-diversified portfolio that may include exchange-traded FLEX Options that reference the S&P 500® Index and / or exchange-traded funds that seeks to track the S&P 500® Index (the “Reference ETF”). Specifically, the Fund may consist of purchased call FLEX Options (i.e., options that gives the Fund the right to buy the Reference ETF or the value of the S&P 500® Index), written put FLEX Options (i.e., options that obligate the Fund the buy the Reference ETF or the value of the S&P 500® Index), purchased put FLEX Options (i.e., options that give the Fund the right to sell the Reference ETF or the value of the S&P 500® Index), and written call FLEX Options (i.e., options that obligate the Fund to sell the Reference ETF or the value of the S&P 500® Index) and fixed income securities issued by the US Treasury of duration of approximately one year or less. The Fund is designed to provide partial protection from market downturns at the expense of limiting gains when the market is strongly positive. The Fund’s portfolio will be designed to provide investment returns that are correlated with, but less volatile than, those of the S&P 500® Index and by tracking the SPRO02 Index to mitigate losses when the S&P 500® Index declines in exchange for accepting a limit on gains when the S&P 500® Index increases. By seeking to track the SPRO02 Index, the Fund seeks to provide an investment vehicle with a risk/reward profile in which the risks in comparison to a hypothetical investment in the S&P 500® Index are somewhat limited, as are the potential rewards.

Option contracts on an index give one party the right to receive or deliver cash value of the particular index, and another party the obligation to receive or deliver the cash value of that index. Option contracts on an individual security such as an ETF give one party the right to buy or sell the particular security, and another party the obligation to sell or buy that same security. Many options are exchange-traded and are available to investors with set or defined contract terms. The Fund will use FLEX Options, which are customized equity or index option contracts that trade on an exchange, but that provide investors with the ability to customize key contract terms like exercise prices, styles (i.e., American-style exercisable any time prior to the expiration date or European-style exercisable only on the option expiration date) and expiration dates. Like standardized exchange-traded options, FLEX Options are guaranteed for settlement by The Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. FLEX Options provide investors with the ability to customize key terms, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of Over-the-Counter (“OTC”) options positions.

The SPRO02 Index measures the performance of a portfolio of purchased and written put and call FLEX options. The Fund will utilize purchased and written put and call FLEX Options similar to those that are part of the SPRO02 Index to seek to track, before fees and expenses, the performance of the SPRO02 Index. Put options give the holder (i.e., the buyer) the right to sell an asset (or deliver cash value of the index, in case of index put option) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the index, in case of index put option) at a certain defined price. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the index, in case of index call option) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the index, in case of index call option) at a certain defined price.

The FLEX Options the Fund uses are designed to protect an investment that is designed to track the S&P 500® Index against a decline of up to 10% of the S&P 500® Index on an annualized basis. The FLEX Options do not protect against declines of over 10% and investors will bear a loss that is 10% less than the percentage loss on the S&P 500® Index. Further, while the Fund seeks to limit losses from declines up to 10% of the S&P 500® Index on an annualized basis, there is no guarantee that it will do so. The FLEX Options also are intended to allow the Fund to participate on gains in the S&P 500® Index up to a maximum cap. Thus, even if S&P 500® Index gains exceed that maximum cap, the Fund’s gains will be capped.

As the options mature approximately every year, they are replaced. By replacing options annually, the Fund seeks to ensure that investments made in February are continuously protecting against downturns and sacrificing upswings realized in February in the following year. As explained in the Principal Risks disclosure, a key underlying component of the successful implementation of the Fund’s investment strategy is that an investor should stay invested in the Fund for at least one year.

Any FLEX Options that are written by the Fund that create an obligation to sell or buy an asset will be offset with a position in FLEX Options purchased by the Fund that to create the right to buy or sell the same asset such that the Fund will always be in a net long position. That is, any obligations of the Fund created by its writing of FLEX Options will be covered by offsetting positions in other purchased FLEX Options.

From time to time, the Fund may hold a portion of its assets in cash or invest them in liquid, short-term investments, including U.S. government obligations, certificates of deposit, commercial paper, other investment companies, money market instruments or other securities.

Because of certain potential limitations of the Investment Company Act of 1940 associated with trading options on the Cboe and any other exchanges owned or controlled by Cboe Holdings, Inc. (“Cboe Exchanges”), the Fund will direct all broker-dealers to not effect transactions in options on any Cboe Exchanges until such time that appropriate exemptive and/or no-action relief is obtained from the Securities and Exchange Commission (“SEC”) and/or its staff by the Adviser, the Cboe and/or any mutual funds advised by the Adviser. This restriction shall not prevent the Adviser or the Fund from engaging in other transactions or receiving other services from the Cboe or for which the Cboe may receive a benefit, such as pricing services, provided such transactions and/or the receipt of such services is consistent with applicable statutes, rules, regulations and interpretive positions of the SEC and its staff.

Principal Risks

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s net asset value and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Derivative Securities Risk. The Fund may invest in derivative securities. These are financial instruments that derive their performance from the performance of an underlying asset or index. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Fund. The Fund could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

FLEX Options Risk. The Fund expects to utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. FLEX Options are also subject to the Derivative Securities Risk described above.

Index Limitations. The SPRO02 Index is designed to represent a proposed option strategy. The Index Calculation Agent utilizes an option valuation model to calculate the value of portfolio of FLEX Options that are constituents of the SPRO02 Index. Failure by the Index Calculation Agent to fully comprehend and accurately model the constituent FLEX Options may cause the performance of the Index to vary from the performance of an actual portfolio of the constituent FLEX Options or the performance of the Fund. Like many passive indexes, the SPRO02 Index does not take into account significant factors such as transaction costs and taxes and, because of factors such as these, the Fund’s portfolio should be expected to underperform passive indexes.

Index Sampling Risk. Index sampling risk is the chance that the investments selected for the Fund, in the aggregate, will not provide investment performance matching that of the SPRO02 Index. The Adviser expects the index sampling risk to be low.

Newly Created Index Risk. The SPRO02 Index is newly created and has a limited history of performance. As such, it is uncertain how closely the SPRO02 Index may be able to track the performance of an actual portfolio of the constituent FLEX Options that comprise the SPRO02 Index.

The Fund’s investment strategy is designed to achieve the targeted returns linked to the S&P 500® Index over the holding period of approximately one year. The Fund’s investment strategy has been designed to deliver on targeted returns linked to the S&P 500® Index if the shares are bought on the third Wednesday of February and held until the third Wednesday of the following February. For purchase or sale of the shares outside this holding period, the value of the securities in the Fund could vary because of related factors other than the level of the S&P 500® Index.

Equity Risk. The SPRO02 Index provides an investor exposure to the equity securities markets. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates.

Exchange-Traded Funds Risk. The Fund may invest in FLEX Options that reference an exchange-traded fund (“ETF”) that tracks the S&P 500® Index. The risks of investment in such options typically reflect the risks of types of instruments in which the exchange-traded funds (“ETF”) invest. The value of an ETF is subject to change as the values of the component securities of the index that the ETF seeks to track fluctuate. An ETF that seeks to track the S&P 500® Index may not exactly match the performance of the S&P 500® Index due to cash drag, differences between the portfolio of the ETF and the components of the S&P 500® Index, expenses and other factors. Certain options on an ETF may not qualify as “section 1256 contracts” under section 1256 of the Internal Revenue Code of 1986, as amended, and disposition of such options will likely result in short-term or long-term capital gains or losses depending on the holding period.

Fixed-Income Securities Risk. The Fund may invest in fixed-income (debt) securities, which are generally subject to the following risks:

•
Credit Risk. The financial condition of an issuer of a fixed-income security may cause the issuer to default. A decline in an issuer’s credit rating may cause a decrease in the value of the security and an increase in investment risk and price volatility.

•
Interest Rate Risk. An increase in interest rates typically causes a decrease in the value of fixed income securities in which the Fund may invest. Given the historically low interest rate environment, risks associated with rising rates are heightened. Fixed-income securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than fixed-income securities with shorter durations.

Indexed Securities and Derivatives Risk. If a security or derivative is linked to the performance of an index, it may be subject to the risks associated with changes in that index.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government and/or Federal Reserve, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

Non-Diversification Risk. The Fund is non-diversified. The performance of a non-diversified fund may be more volatile than the performance of a diversified fund. As a non-diversified fund, the Fund may hold fewer investments than a fund that is a diversified fund.

Options Risk. The price of an option, which is a function of interest rates, volatility, dividends, the exercise price, S&P 500® Index changes, and other market factors, may change rapidly over time. Options may expire unexercised, causing the Fund to lose the premium paid for the options. The Fund could experience a loss if securities underlying the options do not perform as anticipated. There may be an imperfect correlation between the prices of options and movements in the price of the securities, stock indexes or ETFs on which the options are based.

Market Risk. The value of your investment may fall over time because the Fund is subject to market risk. Because stock prices and the prices of the FLEX Options tend to fluctuate, the value of your investment in the Fund may increase or decrease. The shares of the Fund at any point in time may be worth less than the original investment.

Leveraging Risk. The use of leverage, such as that embedded in options, could magnify the Fund’s gains or losses.

The positive or negative Fund return is subject to a capped upside and partial downside protection. The target return or loss for an investment in the Fund is based on an assumption of holding the investment from the third Wednesday of the month to the third Wednesday of the same month the following year, the price performance of the S&P 500® Index or the Reference ETF, and the maximum Capped Return. Because the Fund’s return will be capped, the return of the Fund may be less than the performance of the S&P 500® Index or the Reference ETF. The Fund’s ability to provide enhanced return, capped upside and partial downside protection is dependent on shareholders purchasing shares on the third Wednesday of the month and holding till the third Wednesday of the same month the following year. You may realize a return or loss that is higher or lower than the intended returns or losses as a result of purchasing shares or redeeming shares outside the investment time period, where the FLEX Options are otherwise liquidated by the Fund prior to expiration, if a corporate action occurs with respect to the S&P 500® Index or the Reference ETF, or increases in potential tax-related expenses and other expenses of the Fund above estimated levels.

The Fund is subject to performance and equity risk related to the Reference ETF, the S&P 500® Index and securities comprising the S&P 500® Index. The formulas to calculate the options’ payments at expiration is based on the price performance of the S&P 500® Index or the Reference ETF. The FLEX Options represent indirect positions in the S&P 500® Index or the Reference ETF and are subject to changes in value as the price of the S&P 500® Index or the Reference ETF rises or falls. The value of the FLEX Options may be adversely affected by various factors affecting the Reference ETF, the S&P 500® Index and the value of the securities comprising the S&P 500® Index. The settlement value of the FLEX Options is based on the S&P 500® Index or the Reference ETF Closing Value on the option expiration date only, and will be substantially determined by market conditions as of such time. The Reference ETF seeks to replicate the performance of the S&P 500® Index. The value of the Reference ETF will fluctuate over time based on fluctuations in the value of the stocks held by the Reference ETF which may be impacted by changes in general economic conditions, expectations for future economic growth and corporate profits, interest rates and the supply and demand for stocks that are components of the S&P 500® Index. Although common stocks have historically generated higher average returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatile returns. Common stocks are structurally subordinated to preferred stocks, bonds and other debt instruments in a company’s capital structure, and represent a residual claim on the issuer’s assets that have no value unless such assets are sufficient to cover all other claims.

Risk of Loss. The Fund does not provide principal protection and you may not receive a return of the capital you invest.

The value of the Written Options has a negative impact on the value of your investment. The Written Options create an obligation to make a payment in contrast to the Purchased Options which create the potential for receipt of a payment. As the value of the Written Options increases, it has a negative impact on the value of your shares in the Fund.

The value of the FLEX Options may change with the implied volatility of the Reference ETF, the S&P 500® Index and the securities comprising the S&P 500® Index. No one can predict whether implied volatility will rise or fall in the future.

The value of the Fund does not appreciate due to dividend payments paid by the Reference ETF. The Fund seeks to provide target returns on the price performance of the Reference ETF, which does not include returns from dividends paid by the Reference ETF.

The value of the Fund does not appreciate due to dividend payments paid by the companies in the S&P 500® Index. The Fund seeks to provide target returns on the price performance of the S&P 500® Index, which does not include returns from dividends paid by the companies in the S&P 500® Index.

The values of the FLEX Options do not increase or decrease at the same rate as the Reference ETF or the S&P 500® Index. The FLEX Options are all European style options, which means that they will be exercisable at the strike price only on the option expiration date. The value of the FLEX Options prior to the option expiration date may vary because of related factors other than the price of shares of the Reference ETF. The value of the Reference ETF will not increase or decrease at the same rate as the S&P 500® Index due to “tracking error” described below.

Certain features of the Reference ETF, which is an exchange-traded fund, will impact the value of the Fund’s Shares. The value of the Reference ETF is subject to the following factors:

•
Passive Investment Risk. The Reference ETF is not actively managed and attempts to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Reference ETF will hold constituent securities of the S&P 500® Index regardless of the current or projected performance on a specific security or particular industry or market sector, which could impact the unit price of the Reference ETF, the FLEX Options and the Fund.

•
Tracking Error. Exchange-traded funds face index correlation risk which is the risk that the performance of an exchange-traded fund will vary from the actual performance of the target index, known as “tracking error”. It is possible that the Reference ETF may not fully replicate or may, in certain circumstances, diverge significantly from the performance of the S&P 500® Index due to the Reference ETF not investing in all stocks comprising the S&P 500® Index, temporary unavailability of certain securities in the secondary market, differences in trading hours between the Reference ETF and securities comprising the S&P 500® Index, the occurrence of corporate actions (mergers and spinoffs) or due to other circumstances.

•
Securities Lending Risk. The Reference ETF may engage in securities lending. Securities lending involves the risk that the Reference ETF may lose money because the borrower of the Reference ETF’s loaned securities fails to return the securities in a timely manner or at all.

•	Fees and Expenses. Unlike the S&P 500® Index, the Reference ETF will reflect transaction costs and fees that will reduce its price performance relative to the S&P 500® Index.
•	Discount. Shares of exchange-traded funds tend to trade at a discount from their net asset value.

Credit Risk. Credit risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations.

Liquidity Risk. Liquidity risk is the risk that the Fund may be unable to sell a FLEX Option. No one can guarantee that a liquid secondary trading market will exist for the FLEX Options. Trading in the FLEX Options may be less deep and liquid than certain other securities. FLEX Options may be less liquid than certain non-customized options. The Fund expects that its portfolio will be comprised of 10% or less of its net asset value in illiquid securities. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and your investment.

Under certain circumstances, current market prices may not be available with respect to the FLEX Options. Under those circumstances, the value of the FLEX Options will require more reliance on the Adviser’s judgment than that required for securities for which there is an active trading market. This creates a risk of mispricing or improper valuation of the FLEX Options which could impact the value received or paid for shares.

Management Risk. The skill and judgment of the Adviser in selecting investments will play a significant role in the Fund’s ability to achieve its investment objective. The Adviser and the portfolio managers have never managed this strategy in a mutual fund and this lack of experience may detract from the ability of the Fund to achieve its objective.

New Fund Risk. The Fund is recently formed. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing their respective investment strategies, may not employ a successful investment strategy, or may fail to attract sufficient assets to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences.

Tracking Error Risk. The Fund’s return may not match or achieve a high degree of correlation with the return of the SPRO02 Index. A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the SPRO02 Index, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The factors that may adversely affect the Fund’s correlation with the SPRO02 Index include fees, expenses, transaction costs, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities in which the Fund invests. While the Fund attempts to track the performance of the SPRO02 Index by investing all, or substantially all, of its assets in the types of securities that make up the SPRO02 Index, at times, the Fund may not have investment exposure to all securities in the SPRO02 Index, or its weighting of investment exposure to securities may be different from that of the SPRO02 Index. In addition, the Fund may invest in securities not included in the SPRO02 Index. The Fund may take or refrain from taking positions in order to improve tax efficiency, or comply with regulatory restrictions, either of which may negatively affect the Fund’s correlation with the SPRO02 Index. The Fund may also be subject to movements of assets into and out of the Fund in sizes that may differ from the size of the FLEX option contracts that constitute SPRO02 Index, potentially resulting in the Fund being over- or underexposed to the SPRO02 Index and may be impacted by reconstitutions and rebalancing events. Any of these factors could decrease correlation between the performance of the Fund and the SPRO02 Index and may hinder the Fund’s ability to meet its investment objective.

Tax Risk. The Fund expects to comply with the requirements of the Internal Revenue Code and other laws so that it will be taxed as a “regulated Investment company”; however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle’ rules, and various loss limitation provisions of the Internal Revenue Code.

Performance History

The Fund recently commenced operations and, as a result, does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance is not necessarily an indication of how the Fund will perform in the future.

Updated performance information is available at www.cboevest.com/mutualfunds/ or by calling the Fund toll-free at 855-505-VEST (8378).

CBOE Vest S&P 500 Buffer Strategy (March) Fund
FUND SUMMARY – Cboe Vest S & P 500 ® Buffer Strategy (March) Fund
Investment Objective

The Cboe Vest S&P 500® Buffer Strategy (March) Fund (solely for this Fund Summary, the “Fund”) seeks to track, before fees and expenses, the performance of the Cboe® S&P 500® Buffer Protect Index March Series (the “SPRO03 Index”).

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section “Distribution Arrangements” and in the section “Distribution” in the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

General Overview of the Fund’s Portfolio Construction

As explained in greater detail below, the Fund attempts to meet its objective of tracking, before fees and expenses, the performance of the SPRO03 Index, by constructing a portfolio of specially designed options that are similar to options that comprise the SPRO03 Index. Before you read more about the specifics of the Adviser’s Investment Approach to managing the Fund, it is important to understand the SPRO03 Index. Immediately following this section is information about the SPRO03 Index and its constituent parts. Following this disclosure is information about the Adviser’s Investment Approach (i.e., how the Adviser manages the Fund to achieve its objective).

About the SPRO03 Index

The methodology of the SPRO03 Index was created by the Chicago Board Options Exchange (“Cboe®”), an affiliate of the Adviser. The value of the SPRO03 Index is calculated daily as of the close of trading hours on the New York Stock Exchange by Cboe® (the “Index Calculation Agent”) utilizing an option valuation model and data provided by Cboe®. The SPRO03 Index is designed to measure the returns of a hypothetical portfolio of exchange-traded FLexible EXchange® Options (“FLEX Options”) that reference the S&P 500® Index and are designed to track the returns of a “Buffer Protect” options strategy.

Buffer Protect options strategy: A Buffer Protect options strategy is a type of Target Outcome strategy. A Target Outcome strategy seeks to target returns from an investment that is bought at inception of the strategy and held for a specific period of time. A Buffer Protect options strategy is an investment in a portfolio of options linked to an underlying asset which when bought at inception of the strategy and held to the expiration of the options seeks to target returns that buffer protect against downside losses due to decline in the underlying asset, while providing participation up to a maximum capped gain in the underlying asset.

The SPRO03 Index measures the performance of portfolio of exchange trade FLEX Options that replicate the returns of a continuously rolling Buffer Protect options strategy that has its inception on the third Wednesday of March and if held to the third Wednesday of March the following year, seeks to buffer protect against the first 10% of losses due to a decline in the S&P 500® Index, while providing participation up to a maximum capped gain. The capped level of the Buffer Protect options strategy is determined by the Index Calculation Agent on the third Wednesday of March pursuant to a mathematical calculation such that the value of the portfolio of FLEX Options that comprises the SPRO03 is equivalent to the value of the S&P 500® Index.

Index composition: The SPRO03 Index measures the performance of a portfolio of six purchased and written exchange-traded FLEX Options referencing the S&P 500® Index, that are each entered into on the third Wednesday of March and expire on the third Wednesday of March the following year. The options are:

•
Purchased Index Call Options. The “Purchased Index Call Options” are call options purchased each with a strike price at 50% of the “Initial Level,” which is the price of the S&P 500® Index on the third Wednesday of March.

•	Written Type A Index Call Options. The “Written Type A Index Call Options” are call options written each with a strike price at the Initial Level.
•	Written Type B Index Call Options. The “Written Type B Index Call Options” are call options written each with a strike price that will be determined on the third Wednesday of March.
•	Written Type A Index Put Options. The “Written Type A Index Put Options” are put options written each with a strike price at 50% of the Initial Level.
•	Written Type B Index Put Options. The “Written Type B Index Put Options” are put options written each with a strike price at 90% of the Initial Level.
•	Purchased Index Put Options. The “Purchased Index Put Options” are put options purchased each with a strike price at the Initial Level.

Adviser’s Investment Approach

To meet its objective of tracking, before fees and expenses, the performance of the SPRO03 Index, the Fund will invest in FLEX Options that are similar to the FLEX Options that comprise the SPRO03. The Fund seeks to returns or losses before all estimated fees and expenses that based on the price performance of the S&P 500® Index from the third Wednesday of March of a given year and held until the third Wednesday of the following March (the “holding period”) subject to the following conditions:

•
If the S&P 500® Index appreciates over the holding period, the Fund seeks to provide shareholders with a total return that increases by the percentage increase of the S&P 500® Index, up to a maximum return that is determined at the start of the holding period (the “Capped Return”);

•	If the S&P 500® Index decreases over the holding period by 10% or less (the “Buffer Amount”), the Fund seeks to provide shareholders with a total return of zero; and

•
If the S&P 500® Index decreases over the holding period by more than 10%, the Fund seeks to provide shareholders with a total return loss that is 10% less than the percentage loss on the S&P 500® Index a with a maximum loss of approximately 90%.

The Fund will construct a non-diversified portfolio that may include exchange-traded FLEX Options that reference the S&P 500® Index and / or exchange-traded funds that seeks to track the S&P 500® Index (the “Reference ETF”). Specifically, the Fund may consist of purchased call FLEX Options (i.e., options that gives the Fund the right to buy the Reference ETF or the value of the S&P 500® Index), written put FLEX Options (i.e., options that obligate the Fund the buy the Reference ETF or the value of the S&P 500® Index), purchased put FLEX Options (i.e., options that give the Fund the right to sell the Reference ETF or the value of the S&P 500® Index), and written call FLEX Options (i.e., options that obligate the Fund to sell the Reference ETF or the value of the S&P 500® Index) and fixed income securities issued by the US Treasury of duration of approximately one year or less. The Fund is designed to provide partial protection from market downturns at the expense of limiting gains when the market is strongly positive. The Fund’s portfolio will be designed to provide investment returns that are correlated with, but less volatile than, those of the S&P 500® Index and by tracking the SPRO03 Index to mitigate losses when the S&P 500® Index declines in exchange for accepting a limit on gains when the S&P 500® Index increases. By seeking to track the SPRO03 Index, the Fund seeks to provide an investment vehicle with a risk/reward profile in which the risks in comparison to a hypothetical investment in the S&P 500® Index are somewhat limited, as are the potential rewards.

Option contracts on an index give one party the right to receive or deliver cash value of the particular index, and another party the obligation to receive or deliver the cash value of that index. Option contracts on an individual security such as an ETF give one party the right to buy or sell the particular security, and another party the obligation to sell or buy that same security. Many options are exchange-traded and are available to investors with set or defined contract terms. The Fund will use FLEX Options, which are customized equity or index option contracts that trade on an exchange, but that provide investors with the ability to customize key contract terms like exercise prices, styles (i.e., American-style exercisable any time prior to the expiration date or European-style exercisable only on the option expiration date) and expiration dates. Like standardized exchange-traded options, FLEX Options are guaranteed for settlement by The Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. FLEX Options provide investors with the ability to customize key terms, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of Over-the-Counter (“OTC”) options positions.

The SPRO03 Index measures the performance of a portfolio of purchased and written put and call FLEX options. The Fund will utilize purchased and written put and call FLEX Options similar to those that are part of the SPRO03 Index to seek to track, before fees and expenses, the performance of the SPRO03 Index. Put options give the holder (i.e., the buyer) the right to sell an asset (or deliver cash value of the index, in case of index put option) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the index, in case of index put option) at a certain defined price. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the index, in case of index call option) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the index, in case of index call option) at a certain defined price.

The FLEX Options the Fund uses are designed to protect an investment that is designed to track the S&P 500® Index against a decline of up to 10% of the S&P 500® Index on an annualized basis. The FLEX Options do not protect against declines of over 10% and investors will bear a loss that is 10% less than the percentage loss on the S&P 500® Index. Further, while the Fund seeks to limit losses from declines up to 10% of the S&P 500® Index on an annualized basis, there is no guarantee that it will do so. The FLEX Options also are intended to allow the Fund to participate on gains in the S&P 500® Index up to a maximum cap. Thus, even if S&P 500® Index gains exceed that maximum cap, the Fund’s gains will be capped.

As the options mature approximately every year, they are replaced. By replacing options annually, the Fund seeks to ensure that investments made in March are continuously protecting against downturns and sacrificing upswings realized in March in the following year. As explained in the Principal Risks disclosure, a key underlying component of the successful implementation of the Fund’s investment strategy is that an investor should stay invested in the Fund for at least one year.

Any FLEX Options that are written by the Fund that create an obligation to sell or buy an asset will be offset with a position in FLEX Options purchased by the Fund that to create the right to buy or sell the same asset such that the Fund will always be in a net long position. That is, any obligations of the Fund created by its writing of FLEX Options will be covered by offsetting positions in other purchased FLEX Options.

From time to time, the Fund may hold a portion of its assets in cash or invest them in liquid, short-term investments, including U.S. government obligations, certificates of deposit, commercial paper, other investment companies, money market instruments or other securities.

Because of certain potential limitations of the Investment Company Act of 1940 associated with trading options on the Cboe and any other exchanges owned or controlled by Cboe Holdings, Inc. (“Cboe Exchanges”), the Fund will direct all broker-dealers to not effect transactions in options on any Cboe Exchanges until such time that appropriate exemptive and/or no-action relief is obtained from the Securities and Exchange Commission (“SEC”) and/or its staff by the Adviser, the Cboe and/or any mutual funds advised by the Adviser. This restriction shall not prevent the Adviser or the Fund from engaging in other transactions or receiving other services from the Cboe or for which the Cboe may receive a benefit, such as pricing services, provided such transactions and/or the receipt of such services is consistent with applicable statutes, rules, regulations and interpretive positions of the SEC and its staff.

Principal Risks

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s net asset value and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Derivative Securities Risk. The Fund may invest in derivative securities. These are financial instruments that derive their performance from the performance of an underlying asset or index. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Fund. The Fund could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

FLEX Options Risk. The Fund expects to utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. FLEX Options are also subject to the Derivative Securities Risk described above.

Index Limitations. The SPRO03 Index is designed to represent a proposed option strategy. The Index Calculation Agent utilizes an option valuation model to calculate the value of portfolio of FLEX Options that are constituents of the SPRO03 Index. Failure by the Index Calculation Agent to fully comprehend and accurately model the constituent FLEX Options may cause the performance of the Index to vary from the performance of an actual portfolio of the constituent FLEX Options or the performance of the Fund. Like many passive indexes, the SPRO03 Index does not take into account significant factors such as transaction costs and taxes and, because of factors such as these, the Fund’s portfolio should be expected to underperform passive indexes.

Index Sampling Risk. Index sampling risk is the chance that the investments selected for the Fund, in the aggregate, will not provide investment performance matching that of the SPRO03 Index. The Adviser expects the index sampling risk to be low.

Newly Created Index Risk. The SPRO03 Index is newly created and has a limited history of performance. As such, it is uncertain how closely the SPRO03 Index may be able to track the performance of an actual portfolio of the constituent FLEX Options that comprise the SPRO03 Index.

The Fund’s investment strategy is designed to achieve the targeted returns linked to the S&P 500® Index over the holding period of approximately one year. The Fund’s investment strategy has been designed to deliver on targeted returns linked to the S&P 500® Index if the shares are bought on the third Wednesday of March and held until the third Wednesday of the following March. For purchase or sale of the shares outside this holding period, the value of the securities in the Fund could vary because of related factors other than the level of the S&P 500® Index.

Equity Risk. The SPRO03 Index provides an investor exposure to the equity securities markets. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates.

Exchange-Traded Funds Risk. The Fund may invest in FLEX Options that reference an exchange-traded fund (“ETF”) that tracks the S&P 500® Index. The risks of investment in such options typically reflect the risks of types of instruments in which the exchange-traded funds (“ETF”) invest. The value of an ETF is subject to change as the values of the component securities of the index that the ETF seeks to track fluctuate. An ETF that seeks to track the S&P 500® Index may not exactly match the performance of the S&P 500® Index due to cash drag, differences between the portfolio of the ETF and the components of the S&P 500® Index, expenses and other factors. Certain options on an ETF may not qualify as “section 1256 contracts” under section 1256 of the Internal Revenue Code of 1986, as amended, and disposition of such options will likely result in short-term or long-term capital gains or losses depending on the holding period.

Fixed-Income Securities Risk. The Fund may invest in fixed-income (debt) securities, which are generally subject to the following risks:

•
Credit Risk. The financial condition of an issuer of a fixed-income security may cause the issuer to default. A decline in an issuer’s credit rating may cause a decrease in the value of the security and an increase in investment risk and price volatility.

•
Interest Rate Risk. An increase in interest rates typically causes a decrease in the value of fixed income securities in which the Fund may invest. Given the historically low interest rate environment, risks associated with rising rates are heightened. Fixed-income securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than fixed-income securities with shorter durations.

Indexed Securities and Derivatives Risk. If a security or derivative is linked to the performance of an index, it may be subject to the risks associated with changes in that index.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government and/or Federal Reserve, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

Non-Diversification Risk. The Fund is non-diversified. The performance of a non-diversified fund may be more volatile than the performance of a diversified fund. As a non-diversified fund, the Fund may hold fewer investments than a fund that is a diversified fund.

Options Risk. The price of an option, which is a function of interest rates, volatility, dividends, the exercise price, S&P 500® Index changes, and other market factors, may change rapidly over time. Options may expire unexercised, causing the Fund to lose the premium paid for the options. The Fund could experience a loss if securities underlying the options do not perform as anticipated. There may be an imperfect correlation between the prices of options and movements in the price of the securities, stock indexes or ETFs on which the options are based.

Market Risk. The value of your investment may fall over time because the Fund is subject to market risk. Because stock prices and the prices of the FLEX Options tend to fluctuate, the value of your investment in the Fund may increase or decrease. The shares of the Fund at any point in time may be worth less than the original investment.

Leveraging Risk. The use of leverage, such as that embedded in options, could magnify the Fund’s gains or losses.

The positive or negative Fund return is subject to a capped upside and partial downside protection. The target return or loss for an investment in the Fund is based on an assumption of holding the investment from the third Wednesday of the month to the third Wednesday of the same month the following year, the price performance of the S&P 500® Index or the Reference ETF, and the maximum Capped Return. Because the Fund’s return will be capped, the return of the Fund may be less than the performance of the S&P 500® Index or the Reference ETF. The Fund’s ability to provide enhanced return, capped upside and partial downside protection is dependent on shareholders purchasing shares on the third Wednesday of the month and holding till the third Wednesday of the same month the following year. You may realize a return or loss that is higher or lower than the intended returns or losses as a result of purchasing shares or redeeming shares outside the investment time period, where the FLEX Options are otherwise liquidated by the Fund prior to expiration, if a corporate action occurs with respect to the S&P 500® Index or the Reference ETF, or increases in potential tax-related expenses and other expenses of the Fund above estimated levels.

The Fund is subject to performance and equity risk related to the Reference ETF, the S&P 500® Index and securities comprising the S&P 500® Index. The formulas to calculate the options’ payments at expiration is based on the price performance of the S&P 500® Index or the Reference ETF. The FLEX Options represent indirect positions in the S&P 500® Index or the Reference ETF and are subject to changes in value as the price of the S&P 500® Index or the Reference ETF rises or falls. The value of the FLEX Options may be adversely affected by various factors affecting the Reference ETF, the S&P 500® Index and the value of the securities comprising the S&P 500® Index. The settlement value of the FLEX Options is based on the S&P 500® Index or the Reference ETF Closing Value on the option expiration date only, and will be substantially determined by market conditions as of such time. The Reference ETF seeks to replicate the performance of the S&P 500® Index. The value of the Reference ETF will fluctuate over time based on fluctuations in the value of the stocks held by the Reference ETF which may be impacted by changes in general economic conditions, expectations for future economic growth and corporate profits, interest rates and the supply and demand for stocks that are components of the S&P 500® Index. Although common stocks have historically generated higher average returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatile returns. Common stocks are structurally subordinated to preferred stocks, bonds and other debt instruments in a company’s capital structure, and represent a residual claim on the issuer’s assets that have no value unless such assets are sufficient to cover all other claims.

Risk of Loss. The Fund does not provide principal protection and you may not receive a return of the capital you invest.

The value of the Written Options has a negative impact on the value of your investment. The Written Options create an obligation to make a payment in contrast to the Purchased Options which create the potential for receipt of a payment. As the value of the Written Options increases, it has a negative impact on the value of your shares in the Fund.

The value of the FLEX Options may change with the implied volatility of the Reference ETF, the S&P 500® Index and the securities comprising the S&P 500® Index. No one can predict whether implied volatility will rise or fall in the future.

The value of the Fund does not appreciate due to dividend payments paid by the Reference ETF. The Fund seeks to provide target returns on the price performance of the Reference ETF, which does not include returns from dividends paid by the Reference ETF.

The value of the Fund does not appreciate due to dividend payments paid by the companies in the S&P 500® Index. The Fund seeks to provide target returns on the price performance of the S&P 500® Index, which does not include returns from dividends paid by the companies in the S&P 500® Index.

The values of the FLEX Options do not increase or decrease at the same rate as the Reference ETF or the S&P 500® Index. The FLEX Options are all European style options, which means that they will be exercisable at the strike price only on the option expiration date. The value of the FLEX Options prior to the option expiration date may vary because of related factors other than the price of shares of the Reference ETF. The value of the Reference ETF will not increase or decrease at the same rate as the S&P 500® Index due to “tracking error” described below.

Certain features of the Reference ETF, which is an exchange-traded fund, will impact the value of the Fund’s Shares. The value of the Reference ETF is subject to the following factors:

•
Passive Investment Risk. The Reference ETF is not actively managed and attempts to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Reference ETF will hold constituent securities of the S&P 500® Index regardless of the current or projected performance on a specific security or particular industry or market sector, which could impact the unit price of the Reference ETF, the FLEX Options and the Fund.

•
Tracking Error. Exchange-traded funds face index correlation risk which is the risk that the performance of an exchange-traded fund will vary from the actual performance of the target index, known as “tracking error”. It is possible that the Reference ETF may not fully replicate or may, in certain circumstances, diverge significantly from the performance of the S&P 500® Index due to the Reference ETF not investing in all stocks comprising the S&P 500® Index, temporary unavailability of certain securities in the secondary market, differences in trading hours between the Reference ETF and securities comprising the S&P 500® Index, the occurrence of corporate actions (mergers and spinoffs) or due to other circumstances.

•
Securities Lending Risk. The Reference ETF may engage in securities lending. Securities lending involves the risk that the Reference ETF may lose money because the borrower of the Reference ETF’s loaned securities fails to return the securities in a timely manner or at all.

•	Fees and Expenses. Unlike the S&P 500® Index, the Reference ETF will reflect transaction costs and fees that will reduce its price performance relative to the S&P 500® Index.
•	Discount. Shares of exchange-traded funds tend to trade at a discount from their net asset value.

Credit Risk. Credit risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations.

Liquidity Risk. Liquidity risk is the risk that the Fund may be unable to sell a FLEX Option. No one can guarantee that a liquid secondary trading market will exist for the FLEX Options. Trading in the FLEX Options may be less deep and liquid than certain other securities. FLEX Options may be less liquid than certain non-customized options. The Fund expects that its portfolio will be comprised of 10% or less of its net asset value in illiquid securities. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and your investment.

Under certain circumstances, current market prices may not be available with respect to the FLEX Options. Under those circumstances, the value of the FLEX Options will require more reliance on the Adviser’s judgment than that required for securities for which there is an active trading market. This creates a risk of mispricing or improper valuation of the FLEX Options which could impact the value received or paid for shares.

Management Risk. The skill and judgment of the Adviser in selecting investments will play a significant role in the Fund’s ability to achieve its investment objective. The Adviser and the portfolio managers have never managed this strategy in a mutual fund and this lack of experience may detract from the ability of the Fund to achieve its objective.

New Fund Risk. The Fund is recently formed. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing their respective investment strategies, may not employ a successful investment strategy, or may fail to attract sufficient assets to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences.

Tracking Error Risk. The Fund’s return may not match or achieve a high degree of correlation with the return of the SPRO03 Index. A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the SPRO03 Index, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The factors that may adversely affect the Fund’s correlation with the SPRO03 Index include fees, expenses, transaction costs, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities in which the Fund invests. While the Fund attempts to track the performance of the SPRO03 Index by investing all, or substantially all, of its assets in the types of securities that make up the SPRO03 Index, at times, the Fund may not have investment exposure to all securities in the SPRO03 Index, or its weighting of investment exposure to securities may be different from that of the SPRO03 Index. In addition, the Fund may invest in securities not included in the SPRO03 Index. The Fund may take or refrain from taking positions in order to improve tax efficiency, or comply with regulatory restrictions, either of which may negatively affect the Fund’s correlation with the SPRO03 Index. The Fund may also be subject to movements of assets into and out of the Fund in sizes that may differ from the size of the FLEX option contracts that constitute SPRO03 Index, potentially resulting in the Fund being over- or underexposed to the SPRO03 Index and may be impacted by reconstitutions and rebalancing events. Any of these factors could decrease correlation between the performance of the Fund and the SPRO03 Index and may hinder the Fund’s ability to meet its investment objective.

Tax Risk. The Fund expects to comply with the requirements of the Internal Revenue Code and other laws so that it will be taxed as a “regulated Investment company”; however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle’ rules, and various loss limitation provisions of the Internal Revenue Code.

Performance History

The Fund recently commenced operations and, as a result, does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance is not necessarily an indication of how the Fund will perform in the future.

Updated performance information is available at www.cboevest.com/mutualfunds/ or by calling the Fund toll-free at 855-505-VEST (8378).

CBOE Vest S&P 500 Buffer Strategy (April) Fund
FUND SUMMARY – Cboe Vest S & P 500 ® Buffer Strategy (April) Fund
Investment Objective

The Cboe Vest S&P 500® Buffer Strategy (April) Fund (solely for this Fund Summary, the “Fund”) seeks to track, before fees and expenses, the performance of the Cboe® S&P 500® Buffer Protect Index April Series (the “SPRO04 Index”).

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section “Distribution Arrangements” and in the section “Distribution” in the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

General Overview of the Fund’s Portfolio Construction

As explained in greater detail below, the Fund attempts to meet its objective of tracking, before fees and expenses, the performance of the SPRO04 Index, by constructing a portfolio of specially designed options that are similar to options that comprise the SPRO04 Index. Before you read more about the specifics of the Adviser’s Investment Approach to managing the Fund, it is important to understand the SPRO04 Index. Immediately following this section is information about the SPRO04 Index and its constituent parts. Following this disclosure is information about the Adviser’s Investment Approach (i.e., how the Adviser manages the Fund to achieve its objective).

About the SPRO04 Index

The methodology of the SPRO04 Index was created by the Chicago Board Options Exchange (“Cboe®”), an affiliate of the Adviser. The value of the SPRO04 Index is calculated daily as of the close of trading hours on the New York Stock Exchange by Cboe® (the “Index Calculation Agent”) utilizing an option valuation model and data provided by Cboe®. The SPRO04 Index is designed to measure the returns of a hypothetical portfolio of exchange-traded FLexible EXchange® Options (“FLEX Options”) that reference the S&P 500® Index and are designed to track the returns of a “Buffer Protect” options strategy.

Buffer Protect options strategy: A Buffer Protect options strategy is a type of Target Outcome strategy. A Target Outcome strategy seeks to target returns from an investment that is bought at inception of the strategy and held for a specific period of time. A Buffer Protect options strategy is an investment in a portfolio of options linked to an underlying asset which when bought at inception of the strategy and held to the expiration of the options seeks to target returns that buffer protect against downside losses due to decline in the underlying asset, while providing participation up to a maximum capped gain in the underlying asset.

The SPRO04 Index measures the performance of portfolio of exchange trade FLEX Options that replicate the returns of a continuously rolling Buffer Protect options strategy that has its inception on the third Wednesday of April and if held to the third Wednesday of April the following year, seeks to buffer protect against the first 10% of losses due to a decline in the S&P 500® Index, while providing participation up to a maximum capped gain. The capped level of the Buffer Protect options strategy is determined by the Index Calculation Agent on the third Wednesday of April pursuant to a mathematical calculation such that the value of the portfolio of FLEX Options that comprises the SPRO04 is equivalent to the value of the S&P 500® Index.

Index composition: The SPRO04 Index measures the performance of a portfolio of six purchased and written exchange-traded FLEX Options referencing the S&P 500® Index, that are each entered into on the third Wednesday of April and expire on the third Wednesday of April the following year. The options are:

•
Purchased Index Call Options. The “Purchased Index Call Options” are call options purchased each with a strike price at 50% of the “Initial Level,” which is the price of the S&P 500® Index on the third Wednesday of April.

•	Written Type A Index Call Options. The “Written Type A Index Call Options” are call options written each with a strike price at the Initial Level.
•	Written Type B Index Call Options. The “Written Type B Index Call Options” are call options written each with a strike price that will be determined on the third Wednesday of April.
•	Written Type A Index Put Options. The “Written Type A Index Put Options” are put options written each with a strike price at 50% of the Initial Level.
• •
Written Type B Index Put Options. The “Written Type B Index Put Options” are put options written each with a strike price at 90% of the Initial Level. Purchased Index Put Options. The “Purchased Index Put Options” are put options purchased each with a strike price at the Initial Level.

Adviser’s Investment Approach

To meet its objective of tracking, before fees and expenses, the performance of the SPRO04 Index, the Fund will invest in FLEX Options that are similar to the FLEX Options that comprise the SPRO04. The Fund seeks to returns or losses before all estimated fees and expenses that based on the price performance of the S&P 500® Index from the third Wednesday of April of a given year and held until the third Wednesday of the following April (the “holding period”) subject to the following conditions:

•
If the S&P 500® Index appreciates over the holding period, the Fund seeks to provide shareholders with a total return that increases by the percentage increase of the S&P 500® Index, up to a maximum return that is determined at the start of the holding period (the “Capped Return”);

•	If the S&P 500® Index decreases over the holding period by 10% or less (the “Buffer Amount”), the Fund seeks to provide shareholders with a total return of zero; and

•
If the S&P 500® Index decreases over the holding period by more than 10%, the Fund seeks to provide shareholders with a total return loss that is 10% less than the percentage loss on the S&P 500® Index a with a maximum loss of approximately 90%.

The Fund will construct a non-diversified portfolio that may include exchange-traded FLEX Options that reference the S&P 500® Index and / or exchange-traded funds that seeks to track the S&P 500® Index (the “Reference ETF”). Specifically, the Fund may consist of purchased call FLEX Options (i.e., options that gives the Fund the right to buy the Reference ETF or the value of the S&P 500® Index), written put FLEX Options (i.e., options that obligate the Fund the buy the Reference ETF or the value of the S&P 500® Index), purchased put FLEX Options (i.e., options that give the Fund the right to sell the Reference ETF or the value of the S&P 500® Index), and written call FLEX Options (i.e., options that obligate the Fund to sell the Reference ETF or the value of the S&P 500® Index) and fixed income securities issued by the US Treasury of duration of approximately one year or less. The Fund is designed to provide partial protection from market downturns at the expense of limiting gains when the market is strongly positive. The Fund’s portfolio will be designed to provide investment returns that are correlated with, but less volatile than, those of the S&P 500® Index and by tracking the SPRO04 Index to mitigate losses when the S&P 500® Index declines in exchange for accepting a limit on gains when the S&P 500® Index increases. By seeking to track the SPRO04 Index, the Fund seeks to provide an investment vehicle with a risk/reward profile in which the risks in comparison to a hypothetical investment in the S&P 500® Index are somewhat limited, as are the potential rewards.

Option contracts on an index give one party the right to receive or deliver cash value of the particular index, and another party the obligation to receive or deliver the cash value of that index. Option contracts on an individual security such as an ETF give one party the right to buy or sell the particular security, and another party the obligation to sell or buy that same security. Many options are exchange-traded and are available to investors with set or defined contract terms. The Fund will use FLEX Options, which are customized equity or index option contracts that trade on an exchange, but that provide investors with the ability to customize key contract terms like exercise prices, styles (i.e., American-style exercisable any time prior to the expiration date or European-style exercisable only on the option expiration date) and expiration dates. Like standardized exchange-traded options, FLEX Options are guaranteed for settlement by The Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. FLEX Options provide investors with the ability to customize key terms, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of Over-the-Counter (“OTC”) options positions.

The SPRO04 Index measures the performance of a portfolio of purchased and written put and call FLEX options. The Fund will utilize purchased and written put and call FLEX Options similar to those that are part of the SPRO04 Index to seek to track, before fees and expenses, the performance of the SPRO04 Index. Put options give the holder (i.e., the buyer) the right to sell an asset (or deliver cash value of the index, in case of index put option) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the index, in case of index put option) at a certain defined price. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the index, in case of index call option) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the index, in case of index call option) at a certain defined price.

The FLEX Options the Fund uses are designed to protect an investment that is designed to track the S&P 500® Index against a decline of up to 10% of the S&P 500® Index on an annualized basis. The FLEX Options do not protect against declines of over 10% and investors will bear a loss that is 10% less than the percentage loss on the S&P 500® Index. Further, while the Fund seeks to limit losses from declines up to 10% of the S&P 500® Index on an annualized basis, there is no guarantee that it will do so. The FLEX Options also are intended to allow the Fund to participate on gains in the S&P 500® Index up to a maximum cap. Thus, even if S&P 500® Index gains exceed that maximum cap, the Fund’s gains will be capped.

As the options mature approximately every year, they are replaced. By replacing options annually, the Fund seeks to ensure that investments made in April are continuously protecting against downturns and sacrificing upswings realized in April in the following year. As explained in the Principal Risks disclosure, a key underlying component of the successful implementation of the Fund’s investment strategy is that an investor should stay invested in the Fund for at least one year.

Any FLEX Options that are written by the Fund that create an obligation to sell or buy an asset will be offset with a position in FLEX Options purchased by the Fund that to create the right to buy or sell the same asset such that the Fund will always be in a net long position. That is, any obligations of the Fund created by its writing of FLEX Options will be covered by offsetting positions in other purchased FLEX Options.

From time to time, the Fund may hold a portion of its assets in cash or invest them in liquid, short-term investments, including U.S. government obligations, certificates of deposit, commercial paper, other investment companies, money market instruments or other securities.

Because of certain potential limitations of the Investment Company Act of 1940 associated with trading options on the Cboe and any other exchanges owned or controlled by Cboe Holdings, Inc. (“Cboe Exchanges”), the Fund will direct all broker-dealers to not effect transactions in options on any Cboe Exchanges until such time that appropriate exemptive and/or no-action relief is obtained from the Securities and Exchange Commission (“SEC”) and/or its staff by the Adviser, the Cboe and/or any mutual funds advised by the Adviser. This restriction shall not prevent the Adviser or the Fund from engaging in other transactions or receiving other services from the Cboe or for which the Cboe may receive a benefit, such as pricing services, provided such transactions and/or the receipt of such services is consistent with applicable statutes, rules, regulations and interpretive positions of the SEC and its staff.

Principal Risks

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s net asset value and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Derivative Securities Risk. The Fund may invest in derivative securities. These are financial instruments that derive their performance from the performance of an underlying asset or index. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Fund. The Fund could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

FLEX Options Risk. The Fund expects to utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. FLEX Options are also subject to the Derivative Securities Risk described above.

Index Limitations. The SPRO04 Index is designed to represent a proposed option strategy. The Index Calculation Agent utilizes an option valuation model to calculate the value of portfolio of FLEX Options that are constituents of the SPRO04 Index. Failure by the Index Calculation Agent to fully comprehend and accurately model the constituent FLEX Options may cause the performance of the Index to vary from the performance of an actual portfolio of the constituent FLEX Options or the performance of the Fund. Like many passive indexes, the SPRO04 Index does not take into account significant factors such as transaction costs and taxes and, because of factors such as these, the Fund’s portfolio should be expected to underperform passive indexes.

Index Sampling Risk. Index sampling risk is the chance that the investments selected for the Fund, in the aggregate, will not provide investment performance matching that of the SPRO04 Index. The Adviser expects the index sampling risk to be low.

Newly Created Index Risk. The SPRO04 Index is newly created and has a limited history of performance. As such, it is uncertain how closely the SPRO04 Index may be able to track the performance of an actual portfolio of the constituent FLEX Options that comprise the SPRO04 Index.

The Fund’s investment strategy is designed to achieve the targeted returns linked to the S&P 500® Index over the holding period of approximately one year. The Fund’s investment strategy has been designed to deliver on targeted returns linked to the S&P 500® Index if the shares are bought on the third Wednesday of April and held until the third Wednesday of the following April. For purchase or sale of the shares outside this holding period, the value of the securities in the Fund could vary because of related factors other than the level of the S&P 500® Index.

Equity Risk. The SPRO04 Index provides an investor exposure to the equity securities markets. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates.

Exchange-Traded Funds Risk. The Fund may invest in FLEX Options that reference an exchange-traded fund (“ETF”) that tracks the S&P 500® Index. The risks of investment in such options typically reflect the risks of types of instruments in which the exchange-traded funds (“ETF”) invest. The value of an ETF is subject to change as the values of the component securities of the index that the ETF seeks to track fluctuate. An ETF that seeks to track the S&P 500® Index may not exactly match the performance of the S&P 500® Index due to cash drag, differences between the portfolio of the ETF and the components of the S&P 500® Index, expenses and other factors. Certain options on an ETF may not qualify as “section 1256 contracts” under section 1256 of the Internal Revenue Code of 1986, as amended, and disposition of such options will likely result in short-term or long-term capital gains or losses depending on the holding period.

Fixed-Income Securities Risk. The Fund may invest in fixed-income (debt) securities, which are generally subject to the following risks:

•
Credit Risk. The financial condition of an issuer of a fixed-income security may cause the issuer to default. A decline in an issuer’s credit rating may cause a decrease in the value of the security and an increase in investment risk and price volatility.

•
Interest Rate Risk. An increase in interest rates typically causes a decrease in the value of fixed income securities in which the Fund may invest. Given the historically low interest rate environment, risks associated with rising rates are heightened. Fixed-income securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than fixed-income securities with shorter durations.

Indexed Securities and Derivatives Risk. If a security or derivative is linked to the performance of an index, it may be subject to the risks associated with changes in that index.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government and/or Federal Reserve, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

Non-Diversification Risk. The Fund is non-diversified. The performance of a non-diversified fund may be more volatile than the performance of a diversified fund. As a non-diversified fund, the Fund may hold fewer investments than a fund that is a diversified fund.

Options Risk. The price of an option, which is a function of interest rates, volatility, dividends, the exercise price, S&P 500® Index changes, and other market factors, may change rapidly over time. Options may expire unexercised, causing the Fund to lose the premium paid for the options. The Fund could experience a loss if securities underlying the options do not perform as anticipated. There may be an imperfect correlation between the prices of options and movements in the price of the securities, stock indexes or ETFs on which the options are based.

Market Risk. The value of your investment may fall over time because the Fund is subject to market risk. Because stock prices and the prices of the FLEX Options tend to fluctuate, the value of your investment in the Fund may increase or decrease. The shares of the Fund at any point in time may be worth less than the original investment.

Leveraging Risk. The use of leverage, such as that embedded in options, could magnify the Fund’s gains or losses.

The positive or negative Fund return is subject to a capped upside and partial downside protection. The target return or loss for an investment in the Fund is based on an assumption of holding the investment from the third Wednesday of the month to the third Wednesday of the same month the following year, the price performance of the S&P 500® Index or the Reference ETF, and the maximum Capped Return. Because the Fund’s return will be capped, the return of the Fund may be less than the performance of the S&P 500® Index or the Reference ETF. The Fund’s ability to provide enhanced return, capped upside and partial downside protection is dependent on shareholders purchasing shares on the third Wednesday of the month and holding till the third Wednesday of the same month the following year. You may realize a return or loss that is higher or lower than the intended returns or losses as a result of purchasing shares or redeeming shares outside the investment time period, where the FLEX Options are otherwise liquidated by the Fund prior to expiration, if a corporate action occurs with respect to the S&P 500® Index or the Reference ETF, or increases in potential tax-related expenses and other expenses of the Fund above estimated levels.

The Fund is subject to performance and equity risk related to the Reference ETF, the S&P 500® Index and securities comprising the S&P 500® Index. The formulas to calculate the options’ payments at expiration is based on the price performance of the S&P 500® Index or the Reference ETF. The FLEX Options represent indirect positions in the S&P 500® Index or the Reference ETF and are subject to changes in value as the price of the S&P 500® Index or the Reference ETF rises or falls. The value of the FLEX Options may be adversely affected by various factors affecting the Reference ETF, the S&P 500® Index and the value of the securities comprising the S&P 500® Index. The settlement value of the FLEX Options is based on the S&P 500® Index or the Reference ETF Closing Value on the option expiration date only, and will be substantially determined by market conditions as of such time. The Reference ETF seeks to replicate the performance of the S&P 500® Index. The value of the Reference ETF will fluctuate over time based on fluctuations in the value of the stocks held by the Reference ETF which may be impacted by changes in general economic conditions, expectations for future economic growth and corporate profits, interest rates and the supply and demand for stocks that are components of the S&P 500® Index. Although common stocks have historically generated higher average returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatile returns. Common stocks are structurally subordinated to preferred stocks, bonds and other debt instruments in a company’s capital structure, and represent a residual claim on the issuer’s assets that have no value unless such assets are sufficient to cover all other claims.

Risk of Loss. The Fund does not provide principal protection and you may not receive a return of the capital you invest.

The value of the Written Options has a negative impact on the value of your investment. The Written Options create an obligation to make a payment in contrast to the Purchased Options which create the potential for receipt of a payment. As the value of the Written Options increases, it has a negative impact on the value of your shares in the Fund.

The value of the FLEX Options may change with the implied volatility of the Reference ETF, the S&P 500® Index and the securities comprising the S&P 500® Index. No one can predict whether implied volatility will rise or fall in the future.

The value of the Fund does not appreciate due to dividend payments paid by the Reference ETF. The Fund seeks to provide target returns on the price performance of the Reference ETF, which does not include returns from dividends paid by the Reference ETF.

The value of the Fund does not appreciate due to dividend payments paid by the companies in the S&P 500® Index. The Fund seeks to provide target returns on the price performance of the S&P 500® Index, which does not include returns from dividends paid by the companies in the S&P 500® Index.

The values of the FLEX Options do not increase or decrease at the same rate as the Reference ETF or the S&P 500® Index. The FLEX Options are all European style options, which means that they will be exercisable at the strike price only on the option expiration date. The value of the FLEX Options prior to the option expiration date may vary because of related factors other than the price of shares of the Reference ETF. The value of the Reference ETF will not increase or decrease at the same rate as the S&P 500® Index due to “tracking error” described below.

Certain features of the Reference ETF, which is an exchange-traded fund, will impact the value of the Fund’s Shares. The value of the Reference ETF is subject to the following factors:

•
Passive Investment Risk. The Reference ETF is not actively managed and attempts to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Reference ETF will hold constituent securities of the S&P 500® Index regardless of the current or projected performance on a specific security or particular industry or market sector, which could impact the unit price of the Reference ETF, the FLEX Options and the Fund.

•
Tracking Error. Exchange-traded funds face index correlation risk which is the risk that the performance of an exchange-traded fund will vary from the actual performance of the target index, known as “tracking error”. It is possible that the Reference ETF may not fully replicate or may, in certain circumstances, diverge significantly from the performance of the S&P 500® Index due to the Reference ETF not investing in all stocks comprising the S&P 500® Index, temporary unavailability of certain securities in the secondary market, differences in trading hours between the Reference ETF and securities comprising the S&P 500® Index, the occurrence of corporate actions (mergers and spinoffs) or due to other circumstances.

•
Securities Lending Risk. The Reference ETF may engage in securities lending. Securities lending involves the risk that the Reference ETF may lose money because the borrower of the Reference ETF’s loaned securities fails to return the securities in a timely manner or at all.

•	Fees and Expenses. Unlike the S&P 500® Index, the Reference ETF will reflect transaction costs and fees that will reduce its price performance relative to the S&P 500® Index.
•	Discount. Shares of exchange-traded funds tend to trade at a discount from their net asset value.

Credit Risk. Credit risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations.

Liquidity Risk. Liquidity risk is the risk that the Fund may be unable to sell a FLEX Option. No one can guarantee that a liquid secondary trading market will exist for the FLEX Options. Trading in the FLEX Options may be less deep and liquid than certain other securities. FLEX Options may be less liquid than certain non-customized options. The Fund expects that its portfolio will be comprised of 10% or less of its net asset value in illiquid securities. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and your investment.

Under certain circumstances, current market prices may not be available with respect to the FLEX Options. Under those circumstances, the value of the FLEX Options will require more reliance on the Adviser’s judgment than that required for securities for which there is an active trading market. This creates a risk of mispricing or improper valuation of the FLEX Options which could impact the value received or paid for shares.

Management Risk. The skill and judgment of the Adviser in selecting investments will play a significant role in the Fund’s ability to achieve its investment objective. The Adviser and the portfolio managers have never managed this strategy in a mutual fund and this lack of experience may detract from the ability of the Fund to achieve its objective.

New Fund Risk. The Fund is recently formed. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing their respective investment strategies, may not employ a successful investment strategy, or may fail to attract sufficient assets to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences.

Tracking Error Risk. The Fund’s return may not match or achieve a high degree of correlation with the return of the SPRO04 Index. A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the SPRO04 Index, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The factors that may adversely affect the Fund’s correlation with the SPRO04 Index include fees, expenses, transaction costs, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities in which the Fund invests. While the Fund attempts to track the performance of the SPRO04 Index by investing all, or substantially all, of its assets in the types of securities that make up the SPRO04 Index, at times, the Fund may not have investment exposure to all securities in the SPRO04 Index, or its weighting of investment exposure to securities may be different from that of the SPRO04 Index. In addition, the Fund may invest in securities not included in the SPRO04 Index. The Fund may take or refrain from taking positions in order to improve tax efficiency, or comply with regulatory restrictions, either of which may negatively affect the Fund’s correlation with the SPRO04 Index. The Fund may also be subject to movements of assets into and out of the Fund in sizes that may differ from the size of the FLEX option contracts that constitute SPRO04 Index, potentially resulting in the Fund being over- or underexposed to the SPRO04 Index and may be impacted by reconstitutions and rebalancing events. Any of these factors could decrease correlation between the performance of the Fund and the SPRO04 Index and may hinder the Fund’s ability to meet its investment objective.

Tax Risk. The Fund expects to comply with the requirements of the Internal Revenue Code and other laws so that it will be taxed as a “regulated Investment company”; however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle’ rules, and various loss limitation provisions of the Internal Revenue Code.

Performance History

The Fund recently commenced operations and, as a result, does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance is not necessarily an indication of how the Fund will perform in the future.

Updated performance information is available at www.cboevest.com/mutualfunds/ or by calling the Fund toll-free at 855-505-VEST (8378).

CBOE Vest S&P 500 Buffer Strategy (May) Fund
FUND SUMMARY – Cboe Vest S & P 500 ® Buffer Strategy (May) Fund
Investment Objective

The Cboe Vest S&P 500® Buffer Strategy (May) Fund (solely for this Fund Summary, the “Fund”) seeks to track, before fees and expenses, the performance of the Cboe® S&P 500® Buffer Protect Index May Series (the “SPRO05 Index”).

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section “Distribution Arrangements” and in the section “Distribution” in the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

General Overview of the Fund’s Portfolio Construction

As explained in greater detail below, the Fund attempts to meet its objective of tracking, before fees and expenses, the performance of the SPRO05 Index, by constructing a portfolio of specially designed options that are similar to options that comprise the SPRO05 Index. Before you read more about the specifics of the Adviser’s Investment Approach to managing the Fund, it is important to understand the SPRO05 Index. Immediately following this section is information about the SPRO05 Index and its constituent parts. Following this disclosure is information about the Adviser’s Investment Approach (i.e., how the Adviser manages the Fund to achieve its objective).

About the SPRO05 Index

The methodology of the SPRO05 Index was created by the Chicago Board Options Exchange (“Cboe®”), an affiliate of the Adviser. The value of the SPRO05 Index is calculated daily as of the close of trading hours on the New York Stock Exchange by Cboe® (the “Index Calculation Agent”) utilizing an option valuation model and data provided by Cboe®. The SPRO05 Index is designed to measure the returns of a hypothetical portfolio of exchange-traded FLexible EXchange® Options (“FLEX Options”) that reference the S&P 500® Index and are designed to track the returns of a “Buffer Protect” options strategy.

Buffer Protect options strategy: A Buffer Protect options strategy is a type of Target Outcome strategy. A Target Outcome strategy seeks to target returns from an investment that is bought at inception of the strategy and held for a specific period of time. A Buffer Protect options strategy is an investment in a portfolio of options linked to an underlying asset which when bought at inception of the strategy and held to the expiration of the options seeks to target returns that buffer protect against downside losses due to decline in the underlying asset, while providing participation up to a maximum capped gain in the underlying asset.

The SPRO05 Index measures the performance of portfolio of exchange trade FLEX Options that replicate the returns of a continuously rolling Buffer Protect options strategy that has its inception on the third Wednesday of May and if held to the third Wednesday of May the following year, seeks to buffer protect against the first 10% of losses due to a decline in the S&P 500® Index, while providing participation up to a maximum capped gain. The capped level of the Buffer Protect options strategy is determined by the Index Calculation Agent on the third Wednesday of May pursuant to a mathematical calculation such that the value of the portfolio of FLEX Options that comprises the SPRO05 is equivalent to the value of the S&P 500® Index.

Index composition: The SPRO05 Index measures the performance of a portfolio of six purchased and written exchange-traded FLEX Options referencing the S&P 500® Index, that are each entered into on the third Wednesday of May and expire on the third Wednesday of May the following year. The options are:

•
Purchased Index Call Options. The “Purchased Index Call Options” are call options purchased each with a strike price at 50% of the “Initial Level,” which is the price of the S&P 500® Index on the third Wednesday of May.

•	Written Type A Index Call Options. The “Written Type A Index Call Options” are call options written each with a strike price at the Initial Level.
•	Written Type B Index Call Options. The “Written Type B Index Call Options” are call options written each with a strike price that will be determined on the third Wednesday of May.
•	Written Type A Index Put Options. The “Written Type A Index Put Options” are put options written each with a strike price at 50% of the Initial Level.
•	Written Type B Index Put Options. The “Written Type B Index Put Options” are put options written each with a strike price at 90% of the Initial Level.
•	Purchased Index Put Options. The “Purchased Index Put Options” are put options purchased each with a strike price at the Initial Level.

Adviser’s Investment Approach

To meet its objective of tracking, before fees and expenses, the performance of the SPRO05 Index, the Fund will invest in FLEX Options that are similar to the FLEX Options that comprise the SPRO05. The Fund seeks to returns or losses before all estimated fees and expenses that based on the price performance of the S&P 500® Index from the third Wednesday of May of a given year and held until the third Wednesday of the following May (the “holding period”) subject to the following conditions:

•
If the S&P 500® Index appreciates over the holding period, the Fund seeks to provide shareholders with a total return that increases by the percentage increase of the S&P 500® Index, up to a maximum return that is determined at the start of the holding period (the “Capped Return”);

•	If the S&P 500® Index decreases over the holding period by 10% or less (the “Buffer Amount”), the Fund seeks to provide shareholders with a total return of zero; and

•
If the S&P 500® Index decreases over the holding period by more than 10%, the Fund seeks to provide shareholders with a total return loss that is 10% less than the percentage loss on the S&P 500® Index a with a maximum loss of approximately 90%.

The Fund will construct a non-diversified portfolio that may include exchange-traded FLEX Options that reference the S&P 500® Index and / or exchange-traded funds that seeks to track the S&P 500® Index (the “Reference ETF”). Specifically, the Fund may consist of purchased call FLEX Options (i.e., options that gives the Fund the right to buy the Reference ETF or the value of the S&P 500® Index), written put FLEX Options (i.e., options that obligate the Fund the buy the Reference ETF or the value of the S&P 500® Index), purchased put FLEX Options (i.e., options that give the Fund the right to sell the Reference ETF or the value of the S&P 500® Index), and written call FLEX Options (i.e., options that obligate the Fund to sell the Reference ETF or the value of the S&P 500® Index) and fixed income securities issued by the US Treasury of duration of approximately one year or less. The Fund is designed to provide partial protection from market downturns at the expense of limiting gains when the market is strongly positive. The Fund’s portfolio will be designed to provide investment returns that are correlated with, but less volatile than, those of the S&P 500® Index and by tracking the SPRO05 Index to mitigate losses when the S&P 500® Index declines in exchange for accepting a limit on gains when the S&P 500® Index increases. By seeking to track the SPRO05 Index, the Fund seeks to provide an investment vehicle with a risk/reward profile in which the risks in comparison to a hypothetical investment in the S&P 500® Index are somewhat limited, as are the potential rewards.

Option contracts on an index give one party the right to receive or deliver cash value of the particular index, and another party the obligation to receive or deliver the cash value of that index. Option contracts on an individual security such as an ETF give one party the right to buy or sell the particular security, and another party the obligation to sell or buy that same security. Many options are exchange-traded and are available to investors with set or defined contract terms. The Fund will use FLEX Options, which are customized equity or index option contracts that trade on an exchange, but that provide investors with the ability to customize key contract terms like exercise prices, styles (i.e., American-style exercisable any time prior to the expiration date or European-style exercisable only on the option expiration date) and expiration dates. Like standardized exchange-traded options, FLEX Options are guaranteed for settlement by The Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. FLEX Options provide investors with the ability to customize key terms, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of Over-the-Counter (“OTC”) options positions.

The SPRO05 Index measures the performance of a portfolio of purchased and written put and call FLEX options. The Fund will utilize purchased and written put and call FLEX Options similar to those that are part of the SPRO05 Index to seek to track, before fees and expenses, the performance of the SPRO05 Index. Put options give the holder (i.e., the buyer) the right to sell an asset (or deliver cash value of the index, in case of index put option) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the index, in case of index put option) at a certain defined price. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the index, in case of index call option) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the index, in case of index call option) at a certain defined price.

The FLEX Options the Fund uses are designed to protect an investment that is designed to track the S&P 500® Index against a decline of up to 10% of the S&P 500® Index on an annualized basis. The FLEX Options do not protect against declines of over 10% and investors will bear a loss that is 10% less than the percentage loss on the S&P 500® Index. Further, while the Fund seeks to limit losses from declines up to 10% of the S&P 500® Index on an annualized basis, there is no guarantee that it will do so. The FLEX Options also are intended to allow the Fund to participate on gains in the S&P 500® Index up to a maximum cap. Thus, even if S&P 500® Index gains exceed that maximum cap, the Fund’s gains will be capped.

As the options mature approximately every year, they are replaced. By replacing options annually, the Fund seeks to ensure that investments made in May are continuously protecting against downturns and sacrificing upswings realized in May in the following year. As explained in the Principal Risks disclosure, a key underlying component of the successful implementation of the Fund’s investment strategy is that an investor should stay invested in the Fund for at least one year.

Any FLEX Options that are written by the Fund that create an obligation to sell or buy an asset will be offset with a position in FLEX Options purchased by the Fund that to create the right to buy or sell the same asset such that the Fund will always be in a net long position. That is, any obligations of the Fund created by its writing of FLEX Options will be covered by offsetting positions in other purchased FLEX Options.

From time to time, the Fund may hold a portion of its assets in cash or invest them in liquid, short-term investments, including U.S. government obligations, certificates of deposit, commercial paper, other investment companies, money market instruments or other securities.

Because of certain potential limitations of the Investment Company Act of 1940 associated with trading options on the Cboe and any other exchanges owned or controlled by Cboe Holdings, Inc. (“Cboe Exchanges”), the Fund will direct all broker-dealers to not effect transactions in options on any Cboe Exchanges until such time that appropriate exemptive and/or no-action relief is obtained from the Securities and Exchange Commission (“SEC”) and/or its staff by the Adviser, the Cboe and/or any mutual funds advised by the Adviser. This restriction shall not prevent the Adviser or the Fund from engaging in other transactions or receiving other services from the Cboe or for which the Cboe may receive a benefit, such as pricing services, provided such transactions and/or the receipt of such services is consistent with applicable statutes, rules, regulations and interpretive positions of the SEC and its staff.

Principal Risks

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s net asset value and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Derivative Securities Risk. The Fund may invest in derivative securities. These are financial instruments that derive their performance from the performance of an underlying asset or index. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Fund. The Fund could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

FLEX Options Risk. The Fund expects to utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. FLEX Options are also subject to the Derivative Securities Risk described above.

Index Limitations. The SPRO05 Index is designed to represent a proposed option strategy. The Index Calculation Agent utilizes an option valuation model to calculate the value of portfolio of FLEX Options that are constituents of the SPRO05 Index. Failure by the Index Calculation Agent to fully comprehend and accurately model the constituent FLEX Options may cause the performance of the Index to vary from the performance of an actual portfolio of the constituent FLEX Options or the performance of the Fund. Like many passive indexes, the SPRO05 Index does not take into account significant factors such as transaction costs and taxes and, because of factors such as these, the Fund’s portfolio should be expected to underperform passive indexes.

Index Sampling Risk. Index sampling risk is the chance that the investments selected for the Fund, in the aggregate, will not provide investment performance matching that of the SPRO05 Index. The Adviser expects the index sampling risk to be low.

Newly Created Index Risk. The SPRO05 Index is newly created and has a limited history of performance. As such, it is uncertain how closely the SPRO05 Index may be able to track the performance of an actual portfolio of the constituent FLEX Options that comprise the SPRO05 Index.

The Fund’s investment strategy is designed to achieve the targeted returns linked to the S&P 500® Index over the holding period of approximately one year. The Fund’s investment strategy has been designed to deliver on targeted returns linked to the S&P 500® Index if the shares are bought on the third Wednesday of May and held until the third Wednesday of the following May. For purchase or sale of the shares outside this holding period, the value of the securities in the Fund could vary because of related factors other than the level of the S&P 500® Index.

Equity Risk. The SPRO05 Index provides an investor exposure to the equity securities markets. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates.

Exchange-Traded Funds Risk. The Fund may invest in FLEX Options that reference an exchange-traded fund (“ETF”) that tracks the S&P 500® Index. The risks of investment in such options typically reflect the risks of types of instruments in which the exchange-traded funds (“ETF”) invest. The value of an ETF is subject to change as the values of the component securities of the index that the ETF seeks to track fluctuate. An ETF that seeks to track the S&P 500® Index may not exactly match the performance of the S&P 500® Index due to cash drag, differences between the portfolio of the ETF and the components of the S&P 500® Index, expenses and other factors. Certain options on an ETF may not qualify as “section 1256 contracts” under section 1256 of the Internal Revenue Code of 1986, as amended, and disposition of such options will likely result in short-term or long-term capital gains or losses depending on the holding period.

Fixed-Income Securities Risk. The Fund may invest in fixed-income (debt) securities, which are generally subject to the following risks:

•
Credit Risk. The financial condition of an issuer of a fixed-income security may cause the issuer to default. A decline in an issuer’s credit rating may cause a decrease in the value of the security and an increase in investment risk and price volatility.

•
Interest Rate Risk. An increase in interest rates typically causes a decrease in the value of fixed income securities in which the Fund may invest. Given the historically low interest rate environment, risks associated with rising rates are heightened. Fixed-income securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than fixed-income securities with shorter durations.

Indexed Securities and Derivatives Risk. If a security or derivative is linked to the performance of an index, it may be subject to the risks associated with changes in that index.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government and/or Federal Reserve, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

Non-Diversification Risk. The Fund is non-diversified. The performance of a non-diversified fund may be more volatile than the performance of a diversified fund. As a non-diversified fund, the Fund may hold fewer investments than a fund that is a diversified fund.

Options Risk. The price of an option, which is a function of interest rates, volatility, dividends, the exercise price, S&P 500® Index changes, and other market factors, may change rapidly over time. Options may expire unexercised, causing the Fund to lose the premium paid for the options. The Fund could experience a loss if securities underlying the options do not perform as anticipated. There may be an imperfect correlation between the prices of options and movements in the price of the securities, stock indexes or ETFs on which the options are based.

Market Risk. The value of your investment may fall over time because the Fund is subject to market risk. Because stock prices and the prices of the FLEX Options tend to fluctuate, the value of your investment in the Fund may increase or decrease. The shares of the Fund at any point in time may be worth less than the original investment.

Leveraging Risk. The use of leverage, such as that embedded in options, could magnify the Fund’s gains or losses.

The positive or negative Fund return is subject to a capped upside and partial downside protection. The target return or loss for an investment in the Fund is based on an assumption of holding the investment from the third Wednesday of the month to the third Wednesday of the same month the following year, the price performance of the S&P 500® Index or the Reference ETF, and the maximum Capped Return. Because the Fund’s return will be capped, the return of the Fund may be less than the performance of the S&P 500® Index or the Reference ETF. The Fund’s ability to provide enhanced return, capped upside and partial downside protection is dependent on shareholders purchasing shares on the third Wednesday of the month and holding till the third Wednesday of the same month the following year. You may realize a return or loss that is higher or lower than the intended returns or losses as a result of purchasing shares or redeeming shares outside the investment time period, where the FLEX Options are otherwise liquidated by the Fund prior to expiration, if a corporate action occurs with respect to the S&P 500® Index or the Reference ETF, or increases in potential tax-related expenses and other expenses of the Fund above estimated levels.

The Fund is subject to performance and equity risk related to the Reference ETF, the S&P 500® Index and securities comprising the S&P 500® Index. The formulas to calculate the options’ payments at expiration is based on the price performance of the S&P 500® Index or the Reference ETF. The FLEX Options represent indirect positions in the S&P 500® Index or the Reference ETF and are subject to changes in value as the price of the S&P 500® Index or the Reference ETF rises or falls. The value of the FLEX Options may be adversely affected by various factors affecting the Reference ETF, the S&P 500® Index and the value of the securities comprising the S&P 500® Index. The settlement value of the FLEX Options is based on the S&P 500® Index or the Reference ETF Closing Value on the option expiration date only, and will be substantially determined by market conditions as of such time. The Reference ETF seeks to replicate the performance of the S&P 500® Index. The value of the Reference ETF will fluctuate over time based on fluctuations in the value of the stocks held by the Reference ETF which may be impacted by changes in general economic conditions, expectations for future economic growth and corporate profits, interest rates and the supply and demand for stocks that are components of the S&P 500® Index. Although common stocks have historically generated higher average returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatile returns. Common stocks are structurally subordinated to preferred stocks, bonds and other debt instruments in a company’s capital structure, and represent a residual claim on the issuer’s assets that have no value unless such assets are sufficient to cover all other claims.

Risk of Loss. The Fund does not provide principal protection and you may not receive a return of the capital you invest.

The value of the Written Options has a negative impact on the value of your investment. The Written Options create an obligation to make a payment in contrast to the Purchased Options which create the potential for receipt of a payment. As the value of the Written Options increases, it has a negative impact on the value of your shares in the Fund.

The value of the FLEX Options may change with the implied volatility of the Reference ETF, the S&P 500® Index and the securities comprising the S&P 500® Index. No one can predict whether implied volatility will rise or fall in the future.

The value of the Fund does not appreciate due to dividend payments paid by the Reference ETF. The Fund seeks to provide target returns on the price performance of the Reference ETF, which does not include returns from dividends paid by the Reference ETF.

The value of the Fund does not appreciate due to dividend payments paid by the companies in the S&P 500® Index. The Fund seeks to provide target returns on the price performance of the S&P 500® Index, which does not include returns from dividends paid by the companies in the S&P 500® Index.

The values of the FLEX Options do not increase or decrease at the same rate as the Reference ETF or the S&P 500® Index. The FLEX Options are all European style options, which means that they will be exercisable at the strike price only on the option expiration date. The value of the FLEX Options prior to the option expiration date may vary because of related factors other than the price of shares of the Reference ETF. The value of the Reference ETF will not increase or decrease at the same rate as the S&P 500® Index due to “tracking error” described below.

Certain features of the Reference ETF, which is an exchange-traded fund, will impact the value of the Fund’s Shares. The value of the Reference ETF is subject to the following factors:

•
Passive Investment Risk. The Reference ETF is not actively managed and attempts to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Reference ETF will hold constituent securities of the S&P 500® Index regardless of the current or projected performance on a specific security or particular industry or market sector, which could impact the unit price of the Reference ETF, the FLEX Options and the Fund.

•
Tracking Error. Exchange-traded funds face index correlation risk which is the risk that the performance of an exchange-traded fund will vary from the actual performance of the target index, known as “tracking error”. It is possible that the Reference ETF may not fully replicate or may, in certain circumstances, diverge significantly from the performance of the S&P 500® Index due to the Reference ETF not investing in all stocks comprising the S&P 500® Index, temporary unavailability of certain securities in the secondary market, differences in trading hours between the Reference ETF and securities comprising the S&P 500® Index, the occurrence of corporate actions (mergers and spinoffs) or due to other circumstances.

•
Securities Lending Risk. The Reference ETF may engage in securities lending. Securities lending involves the risk that the Reference ETF may lose money because the borrower of the Reference ETF’s loaned securities fails to return the securities in a timely manner or at all.

•	Fees and Expenses. Unlike the S&P 500® Index, the Reference ETF will reflect transaction costs and fees that will reduce its price performance relative to the S&P 500® Index.
•	Discount. Shares of exchange-traded funds tend to trade at a discount from their net asset value.

Credit Risk. Credit risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations.

Liquidity Risk. Liquidity risk is the risk that the Fund may be unable to sell a FLEX Option. No one can guarantee that a liquid secondary trading market will exist for the FLEX Options. Trading in the FLEX Options may be less deep and liquid than certain other securities. FLEX Options may be less liquid than certain non-customized options. The Fund expects that its portfolio will be comprised of 10% or less of its net asset value in illiquid securities. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and your investment.

Under certain circumstances, current market prices may not be available with respect to the FLEX Options. Under those circumstances, the value of the FLEX Options will require more reliance on the Adviser’s judgment than that required for securities for which there is an active trading market. This creates a risk of mispricing or improper valuation of the FLEX Options which could impact the value received or paid for shares.

Management Risk. The skill and judgment of the Adviser in selecting investments will play a significant role in the Fund’s ability to achieve its investment objective. The Adviser and the portfolio managers have never managed this strategy in a mutual fund and this lack of experience may detract from the ability of the Fund to achieve its objective.

New Fund Risk. The Fund is recently formed. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing their respective investment strategies, may not employ a successful investment strategy, or may fail to attract sufficient assets to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences.

Tracking Error Risk. The Fund’s return may not match or achieve a high degree of correlation with the return of the SPRO05 Index. A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the SPRO05 Index, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The factors that may adversely affect the Fund’s correlation with the SPRO05 Index include fees, expenses, transaction costs, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities in which the Fund invests. While the Fund attempts to track the performance of the SPRO05 Index by investing all, or substantially all, of its assets in the types of securities that make up the SPRO05 Index, at times, the Fund may not have investment exposure to all securities in the SPRO05 Index, or its weighting of investment exposure to securities may be different from that of the SPRO05 Index. In addition, the Fund may invest in securities not included in the SPRO05 Index. The Fund may take or refrain from taking positions in order to improve tax efficiency, or comply with regulatory restrictions, either of which may negatively affect the Fund’s correlation with the SPRO05 Index. The Fund may also be subject to movements of assets into and out of the Fund in sizes that may differ from the size of the FLEX option contracts that constitute SPRO05 Index, potentially resulting in the Fund being over- or underexposed to the SPRO05 Index and may be impacted by reconstitutions and rebalancing events. Any of these factors could decrease correlation between the performance of the Fund and the SPRO05 Index and may hinder the Fund’s ability to meet its investment objective.

Tax Risk. The Fund expects to comply with the requirements of the Internal Revenue Code and other laws so that it will be taxed as a “regulated Investment company”; however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle’ rules, and various loss limitation provisions of the Internal Revenue Code.

Performance History

The Fund recently commenced operations and, as a result, does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance is not necessarily an indication of how the Fund will perform in the future.

Updated performance information is available at www.cboevest.com/mutualfunds/ or by calling the Fund toll-free at 855-505-VEST (8378).

CBOE Vest S&P 500 Buffer Strategy (June) Fund
FUND SUMMARY – Cboe Vest S & P 500 ® Buffer Strategy (June) Fund
Investment Objective

The Cboe Vest S&P 500® Buffer Strategy (June) Fund (solely for this Fund Summary, the “Fund”) seeks to track, before fees and expenses, the performance of the Cboe® S&P 500® Buffer Protect Index June Series (the “SPRO06 Index”).

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section “Distribution Arrangements” and in the section “Distribution” in the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

General Overview of the Fund’s Portfolio Construction

As explained in greater detail below, the Fund attempts to meet its objective of tracking, before fees and expenses, the performance of the SPRO06 Index, by constructing a portfolio of specially designed options that are similar to options that comprise the SPRO06 Index. Before you read more about the specifics of the Adviser’s Investment Approach to managing the Fund, it is important to understand the SPRO06 Index. Immediately following this section is information about the SPRO06 Index and its constituent parts. Following this disclosure is information about the Adviser’s Investment Approach (i.e., how the Adviser manages the Fund to achieve its objective).

About the SPRO06 Index

The methodology of the SPRO06 Index was created by the Chicago Board Options Exchange (“Cboe®”), an affiliate of the Adviser. The value of the SPRO06 Index is calculated daily as of the close of trading hours on the New York Stock Exchange by Cboe® (the “Index Calculation Agent”) utilizing an option valuation model and data provided by Cboe®. The SPRO06 Index is designed to measure the returns of a hypothetical portfolio of exchange-traded FLexible EXchange® Options (“FLEX Options”) that reference the S&P 500® Index and are designed to track the returns of a “Buffer Protect” options strategy.

Buffer Protect options strategy: A Buffer Protect options strategy is a type of Target Outcome strategy. A Target Outcome strategy seeks to target returns from an investment that is bought at inception of the strategy and held for a specific period of time. A Buffer Protect options strategy is an investment in a portfolio of options linked to an underlying asset which when bought at inception of the strategy and held to the expiration of the options seeks to target returns that buffer protect against downside losses due to decline in the underlying asset, while providing participation up to a maximum capped gain in the underlying asset.

The SPRO06 Index measures the performance of portfolio of exchange trade FLEX Options that replicate the returns of a continuously rolling Buffer Protect options strategy that has its inception on the third Wednesday of June and if held to the third Wednesday of June the following year, seeks to buffer protect against the first 10% of losses due to a decline in the S&P 500® Index, while providing participation up to a maximum capped gain. The capped level of the Buffer Protect options strategy is determined by the Index Calculation Agent on the third Wednesday of June pursuant to a mathematical calculation such that the value of the portfolio of FLEX Options that comprises the SPRO06 is equivalent to the value of the S&P 500® Index.

Index composition: The SPRO06 Index measures the performance of a portfolio of six purchased and written exchange-traded FLEX Options referencing the S&P 500® Index, that are each entered into on the third Wednesday of June and expire on the third Wednesday of June the following year. The options are:

•
Purchased Index Call Options. The “Purchased Index Call Options” are call options purchased each with a strike price at 50% of the “Initial Level,” which is the price of the S&P 500® Index on the third Wednesday of June.

•	Written Type A Index Call Options. The “Written Type A Index Call Options” are call options written each with a strike price at the Initial Level.
•	Written Type B Index Call Options. The “Written Type B Index Call Options” are call options written each with a strike price that will be determined on the third Wednesday of June.
•	Written Type A Index Put Options. The “Written Type A Index Put Options” are put options written each with a strike price at 50% of the Initial Level.
•	Written Type B Index Put Options. The “Written Type B Index Put Options” are put options written each with a strike price at 90% of the Initial Level.
•	Purchased Index Put Options. The “Purchased Index Put Options” are put options purchased each with a strike price at the Initial Level.

Adviser’s Investment Approach

To meet its objective of tracking, before fees and expenses, the performance of the SPRO06 Index, the Fund will invest in FLEX Options that are similar to the FLEX Options that comprise the SPRO06.

The Fund seeks to returns or losses before all estimated fees and expenses that based on the price performance of the S&P 500® Index from the third Wednesday of June of a given year and held until the third Wednesday of the following June (the “holding period”) subject to the following conditions:

•
If the S&P 500® Index appreciates over the holding period, the Fund seeks to provide shareholders with a total return that increases by the percentage increase of the S&P 500® Index, up to a maximum return that is determined at the start of the holding period (the “Capped Return”);

•	If the S&P 500® Index decreases over the holding period by 10% or less (the “Buffer Amount”), the Fund seeks to provide shareholders with a total return of zero; and

•
If the S&P 500® Index decreases over the holding period by more than 10%, the Fund seeks to provide shareholders with a total return loss that is 10% less than the percentage loss on the S&P 500® Index a with a maximum loss of approximately 90%.

The Fund will construct a non-diversified portfolio that may include exchange-traded FLEX Options that reference the S&P 500® Index and / or exchange-traded funds that seeks to track the S&P 500® Index (the “Reference ETF”). Specifically, the Fund may consist of purchased call FLEX Options (i.e., options that gives the Fund the right to buy the Reference ETF or the value of the S&P 500® Index), written put FLEX Options (i.e., options that obligate the Fund the buy the Reference ETF or the value of the S&P 500® Index), purchased put FLEX Options (i.e., options that give the Fund the right to sell the Reference ETF or the value of the S&P 500® Index), and written call FLEX Options (i.e., options that obligate the Fund to sell the Reference ETF or the value of the S&P 500® Index) and fixed income securities issued by the US Treasury of duration of approximately one year or less. The Fund is designed to provide partial protection from market downturns at the expense of limiting gains when the market is strongly positive. The Fund’s portfolio will be designed to provide investment returns that are correlated with, but less volatile than, those of the S&P 500® Index and by tracking the SPRO06 Index to mitigate losses when the S&P 500® Index declines in exchange for accepting a limit on gains when the S&P 500® Index increases. By seeking to track the SPRO06 Index, the Fund seeks to provide an investment vehicle with a risk/reward profile in which the risks in comparison to a hypothetical investment in the S&P 500® Index are somewhat limited, as are the potential rewards.

Option contracts on an index give one party the right to receive or deliver cash value of the particular index, and another party the obligation to receive or deliver the cash value of that index. Option contracts on an individual security such as an ETF give one party the right to buy or sell the particular security, and another party the obligation to sell or buy that same security. Many options are exchange-traded and are available to investors with set or defined contract terms. The Fund will use FLEX Options, which are customized equity or index option contracts that trade on an exchange, but that provide investors with the ability to customize key contract terms like exercise prices, styles (i.e., American-style exercisable any time prior to the expiration date or European-style exercisable only on the option expiration date) and expiration dates. Like standardized exchange-traded options, FLEX Options are guaranteed for settlement by The Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. FLEX Options provide investors with the ability to customize key terms, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of Over-the-Counter (“OTC”) options positions.

The SPRO06 Index measures the performance of a portfolio of purchased and written put and call FLEX options. The Fund will utilize purchased and written put and call FLEX Options similar to those that are part of the SPRO06 Index to seek to track, before fees and expenses, the performance of the SPRO06 Index. Put options give the holder (i.e., the buyer) the right to sell an asset (or deliver cash value of the index, in case of index put option) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the index, in case of index put option) at a certain defined price. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the index, in case of index call option) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the index, in case of index call option) at a certain defined price.

The FLEX Options the Fund uses are designed to protect an investment that is designed to track the S&P 500® Index against a decline of up to 10% of the S&P 500® Index on an annualized basis. The FLEX Options do not protect against declines of over 10% and investors will bear a loss that is 10% less than the percentage loss on the S&P 500® Index. Further, while the Fund seeks to limit losses from declines up to 10% of the S&P 500® Index on an annualized basis, there is no guarantee that it will do so. The FLEX Options also are intended to allow the Fund to participate on gains in the S&P 500® Index up to a maximum cap. Thus, even if S&P 500® Index gains exceed that maximum cap, the Fund’s gains will be capped.

As the options mature approximately every year, they are replaced. By replacing options annually, the Fund seeks to ensure that investments made in June are continuously protecting against downturns and sacrificing upswings realized in June in the following year. As explained in the Principal Risks disclosure, a key underlying component of the successful implementation of the Fund’s investment strategy is that an investor should stay invested in the Fund for at least one year.

Any FLEX Options that are written by the Fund that create an obligation to sell or buy an asset will be offset with a position in FLEX Options purchased by the Fund that to create the right to buy or sell the same asset such that the Fund will always be in a net long position. That is, any obligations of the Fund created by its writing of FLEX Options will be covered by offsetting positions in other purchased FLEX Options.

From time to time, the Fund may hold a portion of its assets in cash or invest them in liquid, short-term investments, including U.S. government obligations, certificates of deposit, commercial paper, other investment companies, money market instruments or other securities.

Because of certain potential limitations of the Investment Company Act of 1940 associated with trading options on the Cboe and any other exchanges owned or controlled by Cboe Holdings, Inc. (“Cboe Exchanges”), the Fund will direct all broker-dealers to not effect transactions in options on any Cboe Exchanges until such time that appropriate exemptive and/or no-action relief is obtained from the Securities and Exchange Commission (“SEC”) and/or its staff by the Adviser, the Cboe and/or any mutual funds advised by the Adviser. This restriction shall not prevent the Adviser or the Fund from engaging in other transactions or receiving other services from the Cboe or for which the Cboe may receive a benefit, such as pricing services, provided such transactions and/or the receipt of such services is consistent with applicable statutes, rules, regulations and interpretive positions of the SEC and its staff.

Principal Risks

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s net asset value and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Derivative Securities Risk. The Fund may invest in derivative securities. These are financial instruments that derive their performance from the performance of an underlying asset or index. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Fund. The Fund could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

FLEX Options Risk. The Fund expects to utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. FLEX Options are also subject to the Derivative Securities Risk described above.

Index Limitations. The SPRO06 Index is designed to represent a proposed option strategy. The Index Calculation Agent utilizes an option valuation model to calculate the value of portfolio of FLEX Options that are constituents of the SPRO06 Index. Failure by the Index Calculation Agent to fully comprehend and accurately model the constituent FLEX Options may cause the performance of the Index to vary from the performance of an actual portfolio of the constituent FLEX Options or the performance of the Fund. Like many passive indexes, the SPRO06 Index does not take into account significant factors such as transaction costs and taxes and, because of factors such as these, the Fund’s portfolio should be expected to underperform passive indexes.

Index Sampling Risk. Index sampling risk is the chance that the investments selected for the Fund, in the aggregate, will not provide investment performance matching that of the SPRO06 Index. The Adviser expects the index sampling risk to be low.

Newly Created Index Risk. The SPRO06 Index is newly created and has a limited history of performance. As such, it is uncertain how closely the SPRO06 Index may be able to track the performance of an actual portfolio of the constituent FLEX Options that comprise the SPRO06 Index.

The Fund’s investment strategy is designed to achieve the targeted returns linked to the S&P 500® Index over the holding period of approximately one year. The Fund’s investment strategy has been designed to deliver on targeted returns linked to the S&P 500® Index if the shares are bought on the third Wednesday of June and held until the third Wednesday of the following June. For purchase or sale of the shares outside this holding period, the value of the securities in the Fund could vary because of related factors other than the level of the S&P 500® Index.

Equity Risk. The SPRO06 Index provides an investor exposure to the equity securities markets. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates.

Exchange-Traded Funds Risk. The Fund may invest in FLEX Options that reference an exchange-traded fund (“ETF”) that tracks the S&P 500® Index. The risks of investment in such options typically reflect the risks of types of instruments in which the exchange-traded funds (“ETF”) invest. The value of an ETF is subject to change as the values of the component securities of the index that the ETF seeks to track fluctuate. An ETF that seeks to track the S&P 500® Index may not exactly match the performance of the S&P 500® Index due to cash drag, differences between the portfolio of the ETF and the components of the S&P 500® Index, expenses and other factors. Certain options on an ETF may not qualify as “section 1256 contracts” under section 1256 of the Internal Revenue Code of 1986, as amended, and disposition of such options will likely result in short-term or long-term capital gains or losses depending on the holding period.

Fixed-Income Securities Risk. The Fund may invest in fixed-income (debt) securities, which are generally subject to the following risks:

•
Credit Risk. The financial condition of an issuer of a fixed-income security may cause the issuer to default. A decline in an issuer’s credit rating may cause a decrease in the value of the security and an increase in investment risk and price volatility.

•
Interest Rate Risk. An increase in interest rates typically causes a decrease in the value of fixed income securities in which the Fund may invest. Given the historically low interest rate environment, risks associated with rising rates are heightened. Fixed-income securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than fixed-income securities with shorter durations.

Indexed Securities and Derivatives Risk. If a security or derivative is linked to the performance of an index, it may be subject to the risks associated with changes in that index.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government and/or Federal Reserve, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

Non-Diversification Risk. The Fund is non-diversified. The performance of a non-diversified fund may be more volatile than the performance of a diversified fund. As a non-diversified fund, the Fund may hold fewer investments than a fund that is a diversified fund.

Options Risk. The price of an option, which is a function of interest rates, volatility, dividends, the exercise price, S&P 500® Index changes, and other market factors, may change rapidly over time. Options may expire unexercised, causing the Fund to lose the premium paid for the options. The Fund could experience a loss if securities underlying the options do not perform as anticipated. There may be an imperfect correlation between the prices of options and movements in the price of the securities, stock indexes or ETFs on which the options are based.

Market Risk. The value of your investment may fall over time because the Fund is subject to market risk. Because stock prices and the prices of the FLEX Options tend to fluctuate, the value of your investment in the Fund may increase or decrease. The shares of the Fund at any point in time may be worth less than the original investment.

Leveraging Risk. The use of leverage, such as that embedded in options, could magnify the Fund’s gains or losses.

The positive or negative Fund return is subject to a capped upside and partial downside protection. The target return or loss for an investment in the Fund is based on an assumption of holding the investment from the third Wednesday of the month to the third Wednesday of the same month the following year, the price performance of the S&P 500® Index or the Reference ETF, and the maximum Capped Return. Because the Fund’s return will be capped, the return of the Fund may be less than the performance of the S&P 500® Index or the Reference ETF. The Fund’s ability to provide enhanced return, capped upside and partial downside protection is dependent on shareholders purchasing shares on the third Wednesday of the month and holding till the third Wednesday of the same month the following year. You may realize a return or loss that is higher or lower than the intended returns or losses as a result of purchasing shares or redeeming shares outside the investment time period, where the FLEX Options are otherwise liquidated by the Fund prior to expiration, if a corporate action occurs with respect to the S&P 500® Index or the Reference ETF, or increases in potential tax-related expenses and other expenses of the Fund above estimated levels.

The Fund is subject to performance and equity risk related to the Reference ETF, the S&P 500® Index and securities comprising the S&P 500® Index. The formulas to calculate the options’ payments at expiration is based on the price performance of the S&P 500® Index or the Reference ETF. The FLEX Options represent indirect positions in the S&P 500® Index or the Reference ETF and are subject to changes in value as the price of the S&P 500® Index or the Reference ETF rises or falls. The value of the FLEX Options may be adversely affected by various factors affecting the Reference ETF, the S&P 500® Index and the value of the securities comprising the S&P 500® Index. The settlement value of the FLEX Options is based on the S&P 500® Index or the Reference ETF Closing Value on the option expiration date only, and will be substantially determined by market conditions as of such time. The Reference ETF seeks to replicate the performance of the S&P 500® Index. The value of the Reference ETF will fluctuate over time based on fluctuations in the value of the stocks held by the Reference ETF which may be impacted by changes in general economic conditions, expectations for future economic growth and corporate profits, interest rates and the supply and demand for stocks that are components of the S&P 500® Index. Although common stocks have historically generated higher average returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatile returns. Common stocks are structurally subordinated to preferred stocks, bonds and other debt instruments in a company’s capital structure, and represent a residual claim on the issuer’s assets that have no value unless such assets are sufficient to cover all other claims.

Risk of Loss. The Fund does not provide principal protection and you may not receive a return of the capital you invest.

The value of the Written Options has a negative impact on the value of your investment. The Written Options create an obligation to make a payment in contrast to the Purchased Options which create the potential for receipt of a payment. As the value of the Written Options increases, it has a negative impact on the value of your shares in the Fund.

The value of the FLEX Options may change with the implied volatility of the Reference ETF, the S&P 500® Index and the securities comprising the S&P 500® Index. No one can predict whether implied volatility will rise or fall in the future.

The value of the Fund does not appreciate due to dividend payments paid by the Reference ETF. The Fund seeks to provide target returns on the price performance of the Reference ETF, which does not include returns from dividends paid by the Reference ETF.

The value of the Fund does not appreciate due to dividend payments paid by the companies in the S&P 500® Index .. The Fund seeks to provide target returns on the price performance of the S&P 500® Index, which does not include returns from dividends paid by the companies in the S&P 500® Index.

The values of the FLEX Options do not increase or decrease at the same rate as the Reference ETF or the S&P 500® Index. The FLEX Options are all European style options, which means that they will be exercisable at the strike price only on the option expiration date. The value of the FLEX Options prior to the option expiration date may vary because of related factors other than the price of shares of the Reference ETF. The value of the Reference ETF will not increase or decrease at the same rate as the S&P 500® Index due to “tracking error” described below.

Certain features of the Reference ETF, which is an exchange-traded fund, will impact the value of the Fund’s Shares. The value of the Reference ETF is subject to the following factors:

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Passive Investment Risk. The Reference ETF is not actively managed and attempts to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Reference ETF will hold constituent securities of the S&P 500® Index regardless of the current or projected performance on a specific security or particular industry or market sector, which could impact the unit price of the Reference ETF, the FLEX Options and the Fund.

•
Tracking Error. Exchange-traded funds face index correlation risk which is the risk that the performance of an exchange-traded fund will vary from the actual performance of the target index, known as “tracking error”. It is possible that the Reference ETF may not fully replicate or may, in certain circumstances, diverge significantly from the performance of the S&P 500® Index due to the Reference ETF not investing in all stocks comprising the S&P 500® Index, temporary unavailability of certain securities in the secondary market, differences in trading hours between the Reference ETF and securities comprising the S&P 500® Index, the occurrence of corporate actions (mergers and spinoffs) or due to other circumstances.

•
Securities Lending Risk. The Reference ETF may engage in securities lending. Securities lending involves the risk that the Reference ETF may lose money because the borrower of the Reference ETF’s loaned securities fails to return the securities in a timely manner or at all.

•	Fees and Expenses. Unlike the S&P 500® Index, the Reference ETF will reflect transaction costs and fees that will reduce its price performance relative to the S&P 500® Index.
•	Discount. Shares of exchange-traded funds tend to trade at a discount from their net asset value.

Credit Risk. Credit risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations.

Liquidity Risk. Liquidity risk is the risk that the Fund may be unable to sell a FLEX Option. No one can guarantee that a liquid secondary trading market will exist for the FLEX Options. Trading in the FLEX Options may be less deep and liquid than certain other securities. FLEX Options may be less liquid than certain non-customized options. The Fund expects that its portfolio will be comprised of 10% or less of its net asset value in illiquid securities. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and your investment.

Under certain circumstances, current market prices may not be available with respect to the FLEX Options. Under those circumstances, the value of the FLEX Options will require more reliance on the Adviser’s judgment than that required for securities for which there is an active trading market. This creates a risk of mispricing or improper valuation of the FLEX Options which could impact the value received or paid for shares.

Management Risk. The skill and judgment of the Adviser in selecting investments will play a significant role in the Fund’s ability to achieve its investment objective. The Adviser and the portfolio managers have never managed this strategy in a mutual fund and this lack of experience may detract from the ability of the Fund to achieve its objective.

New Fund Risk. The Fund is recently formed. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing their respective investment strategies, may not employ a successful investment strategy, or may fail to attract sufficient assets to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences.

Tracking Error Risk. The Fund’s return may not match or achieve a high degree of correlation with the return of the SPRO06 Index. A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the SPRO06 Index, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The factors that may adversely affect the Fund’s correlation with the SPRO06 Index include fees, expenses, transaction costs, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities in which the Fund invests. While the Fund attempts to track the performance of the SPRO06 Index by investing all, or substantially all, of its assets in the types of securities that make up the SPRO06 Index, at times, the Fund may not have investment exposure to all securities in the SPRO06 Index, or its weighting of investment exposure to securities may be different from that of the SPRO06 Index. In addition, the Fund may invest in securities not included in the SPRO06 Index. The Fund may take or refrain from taking positions in order to improve tax efficiency, or comply with regulatory restrictions, either of which may negatively affect the Fund’s correlation with the SPRO06 Index. The Fund may also be subject to movements of assets into and out of the Fund in sizes that may differ from the size of the FLEX option contracts that constitute SPRO06 Index, potentially resulting in the Fund being over- or underexposed to the SPRO06 Index and may be impacted by reconstitutions and rebalancing events. Any of these factors could decrease correlation between the performance of the Fund and the SPRO06 Index and may hinder the Fund’s ability to meet its investment objective.

Tax Risk. The Fund expects to comply with the requirements of the Internal Revenue Code and other laws so that it will be taxed as a “regulated Investment company”; however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle’ rules, and various loss limitation provisions of the Internal Revenue Code.

Performance History

The Fund recently commenced operations and, as a result, does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance is not necessarily an indication of how the Fund will perform in the future.

Updated performance information is available at www.cboevest.com/mutualfunds/ or by calling the Fund toll-free at 855-505-VEST (8378).

CBOE Vest S&P 500 Buffer Strategy (July) Fund
FUND SUMMARY – Cboe Vest S & P 500 ® Buffer Strategy (July) Fund
Investment Objective

The Cboe Vest S&P 500® Buffer Strategy (July) Fund (solely for this Fund Summary, the “Fund”) seeks to track, before fees and expenses, the performance of the Cboe® S&P 500® Buffer Protect Index July Series (the “SPRO07 Index”).

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section “Distribution Arrangements” and in the section “Distribution” in the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

General Overview of the Fund’s Portfolio Construction

As explained in greater detail below, the Fund attempts to meet its objective of tracking, before fees and expenses, the performance of the SPRO07 Index, by constructing a portfolio of specially designed options that are similar to options that comprise the SPRO07 Index. Before you read more about the specifics of the Adviser’s Investment Approach to managing the Fund, it is important to understand the SPRO07 Index. Immediately following this section is information about the SPRO07 Index and its constituent parts. Following this disclosure is information about the Adviser’s Investment Approach (i.e., how the Adviser manages the Fund to achieve its objective).

About the SPRO07 Index

The methodology of the SPRO07 Index was created by the Chicago Board Options Exchange (“Cboe®”), an affiliate of the Adviser. The value of the SPRO07 Index is calculated daily as of the close of trading hours on the New York Stock Exchange by Cboe® (the “Index Calculation Agent”) utilizing an option valuation model and data provided by Cboe®. The SPRO07 Index is designed to measure the returns of a hypothetical portfolio of exchange-traded FLexible EXchange® Options (“FLEX Options”) that reference the S&P 500® Index and are designed to track the returns of a “Buffer Protect” options strategy.

Buffer Protect options strategy: A Buffer Protect options strategy is a type of Target Outcome strategy. A Target Outcome strategy seeks to target returns from an investment that is bought at inception of the strategy and held for a specific period of time. A Buffer Protect options strategy is an investment in a portfolio of options linked to an underlying asset which when bought at inception of the strategy and held to the expiration of the options seeks to target returns that buffer protect against downside losses due to decline in the underlying asset, while providing participation up to a maximum capped gain in the underlying asset.

The SPRO07 Index measures the performance of portfolio of exchange trade FLEX Options that replicate the returns of a continuously rolling Buffer Protect options strategy that has its inception on the third Wednesday of July and if held to the third Wednesday of July the following year, seeks to buffer protect against the first 10% of losses due to a decline in the S&P 500® Index, while providing participation up to a maximum capped gain. The capped level of the Buffer Protect options strategy is determined by the Index Calculation Agent on the third Wednesday of July pursuant to a mathematical calculation such that the value of the portfolio of FLEX Options that comprises the SPRO07 is equivalent to the value of the S&P 500® Index.

Index composition: The SPRO07 Index measures the performance of a portfolio of six purchased and written exchange-traded FLEX Options referencing the S&P 500® Index, that are each entered into on the third Wednesday of July and expire on the third Wednesday of July the following year. The options are:

•
Purchased Index Call Options. The “Purchased Index Call Options” are call options purchased each with a strike price at 50% of the “Initial Level,” which is the price of the S&P 500® Index on the third Wednesday of July.

•	Written Type A Index Call Options. The “Written Type A Index Call Options” are call options written each with a strike price at the Initial Level.
•	Written Type B Index Call Options. The “Written Type B Index Call Options” are call options written each with a strike price that will be determined on the third Wednesday of July.
•	Written Type A Index Put Options. The “Written Type A Index Put Options” are put options written each with a strike price at 50% of the Initial Level.
•	Written Type B Index Put Options. The “Written Type B Index Put Options” are put options written each with a strike price at 90% of the Initial Level.
•	Purchased Index Put Options. The “Purchased Index Put Options” are put options purchased each with a strike price at the Initial Level.

Adviser’s Investment Approach

To meet its objective of tracking, before fees and expenses, the performance of the SPRO07 Index, the Fund will invest in FLEX Options that are similar to the FLEX Options that comprise the SPRO07. The Fund seeks to returns or losses before all estimated fees and expenses that based on the price performance of the S&P 500® Index from the third Wednesday of July of a given year and held until the third Wednesday of the following July (the “holding period”) subject to the following conditions:

•
If the S&P 500® Index appreciates over the holding period, the Fund seeks to provide shareholders with a total return that increases by the percentage increase of the S&P 500® Index, up to a maximum return that is determined at the start of the holding period (the “Capped Return”);

•	If the S&P 500® Index decreases over the holding period by 10% or less (the “Buffer Amount”), the Fund seeks to provide shareholders with a total return of zero; and

•
If the S&P 500® Index decreases over the holding period by more than 10%, the Fund seeks to provide shareholders with a total return loss that is 10% less than the percentage loss on the S&P 500® Index a with a maximum loss of approximately 90%.

The Fund will construct a non-diversified portfolio that may include exchange-traded FLEX Options that reference the S&P 500® Index and / or exchange-traded funds that seeks to track the S&P 500® Index (the “Reference ETF”). Specifically, the Fund may consist of purchased call FLEX Options (i.e., options that gives the Fund the right to buy the Reference ETF or the value of the S&P 500® Index), written put FLEX Options (i.e., options that obligate the Fund the buy the Reference ETF or the value of the S&P 500® Index), purchased put FLEX Options (i.e., options that give the Fund the right to sell the Reference ETF or the value of the S&P 500® Index), and written call FLEX Options (i.e., options that obligate the Fund to sell the Reference ETF or the value of the S&P 500® Index) and fixed income securities issued by the US Treasury of duration of approximately one year or less. The Fund is designed to provide partial protection from market downturns at the expense of limiting gains when the market is strongly positive. The Fund’s portfolio will be designed to provide investment returns that are correlated with, but less volatile than, those of the S&P 500® Index and by tracking the SPRO07 Index to mitigate losses when the S&P 500® Index declines in exchange for accepting a limit on gains when the S&P 500® Index increases. By seeking to track the SPRO07 Index, the Fund seeks to provide an investment vehicle with a risk/reward profile in which the risks in comparison to a hypothetical investment in the S&P 500® Index are somewhat limited, as are the potential rewards.

Option contracts on an index give one party the right to receive or deliver cash value of the particular index, and another party the obligation to receive or deliver the cash value of that index. Option contracts on an individual security such as an ETF give one party the right to buy or sell the particular security, and another party the obligation to sell or buy that same security. Many options are exchange-traded and are available to investors with set or defined contract terms. The Fund will use FLEX Options, which are customized equity or index option contracts that trade on an exchange, but that provide investors with the ability to customize key contract terms like exercise prices, styles (i.e., American-style exercisable any time prior to the expiration date or European-style exercisable only on the option expiration date) and expiration dates. Like standardized exchange-traded options, FLEX Options are guaranteed for settlement by The Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. FLEX Options provide investors with the ability to customize key terms, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of Over-the-Counter (“OTC”) options positions.

The SPRO07 Index measures the performance of a portfolio of purchased and written put and call FLEX options. The Fund will utilize purchased and written put and call FLEX Options similar to those that are part of the SPRO07 Index to seek to track, before fees and expenses, the performance of the SPRO07 Index. Put options give the holder (i.e., the buyer) the right to sell an asset (or deliver cash value of the index, in case of index put option) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the index, in case of index put option) at a certain defined price. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the index, in case of index call option) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the index, in case of index call option) at a certain defined price.

The FLEX Options the Fund uses are designed to protect an investment that is designed to track the S&P 500® Index against a decline of up to 10% of the S&P 500® Index on an annualized basis. The FLEX Options do not protect against declines of over 10% and investors will bear a loss that is 10% less than the percentage loss on the S&P 500® Index. Further, while the Fund seeks to limit losses from declines up to 10% of the S&P 500® Index on an annualized basis, there is no guarantee that it will do so. The FLEX Options also are intended to allow the Fund to participate on gains in the S&P 500® Index up to a maximum cap. Thus, even if S&P 500® Index gains exceed that maximum cap, the Fund’s gains will be capped.

As the options mature approximately every year, they are replaced. By replacing options annually, the Fund seeks to ensure that investments made in July are continuously protecting against downturns and sacrificing upswings realized in July in the following year. As explained in the Principal Risks disclosure, a key underlying component of the successful implementation of the Fund’s investment strategy is that an investor should stay invested in the Fund for at least one year.

Any FLEX Options that are written by the Fund that create an obligation to sell or buy an asset will be offset with a position in FLEX Options purchased by the Fund that to create the right to buy or sell the same asset such that the Fund will always be in a net long position. That is, any obligations of the Fund created by its writing of FLEX Options will be covered by offsetting positions in other purchased FLEX Options.

From time to time, the Fund may hold a portion of its assets in cash or invest them in liquid, short-term investments, including U.S. government obligations, certificates of deposit, commercial paper, other investment companies, money market instruments or other securities.

Because of certain potential limitations of the Investment Company Act of 1940 associated with trading options on the Cboe and any other exchanges owned or controlled by Cboe Holdings, Inc. (“Cboe Exchanges”), the Fund will direct all broker-dealers to not effect transactions in options on any Cboe Exchanges until such time that appropriate exemptive and/or no-action relief is obtained from the Securities and Exchange Commission (“SEC”) and/or its staff by the Adviser, the Cboe and/or any mutual funds advised by the Adviser. This restriction shall not prevent the Adviser or the Fund from engaging in other transactions or receiving other services from the Cboe or for which the Cboe may receive a benefit, such as pricing services, provided such transactions and/or the receipt of such services is consistent with applicable statutes, rules, regulations and interpretive positions of the SEC and its staff.

Principal Risks

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s net asset value and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Derivative Securities Risk. The Fund may invest in derivative securities. These are financial instruments that derive their performance from the performance of an underlying asset or index. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Fund. The Fund could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

FLEX Options Risk. The Fund expects to utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. FLEX Options are also subject to the Derivative Securities Risk described above.

Index Limitations. The SPRO07 Index is designed to represent a proposed option strategy. The Index Calculation Agent utilizes an option valuation model to calculate the value of portfolio of FLEX Options that are constituents of the SPRO07 Index. Failure by the Index Calculation Agent to fully comprehend and accurately model the constituent FLEX Options may cause the performance of the Index to vary from the performance of an actual portfolio of the constituent FLEX Options or the performance of the Fund. Like many passive indexes, the SPRO07 Index does not take into account significant factors such as transaction costs and taxes and, because of factors such as these, the Fund’s portfolio should be expected to underperform passive indexes.

Index Sampling Risk. Index sampling risk is the chance that the investments selected for the Fund, in the aggregate, will not provide investment performance matching that of the SPRO07 Index. The Adviser expects the index sampling risk to be low.

Newly Created Index Risk. The SPRO07 Index is newly created and has a limited history of performance. As such, it is uncertain how closely the SPRO07 Index may be able to track the performance of an actual portfolio of the constituent FLEX Options that comprise the SPRO07 Index.

The Fund’s investment strategy is designed to achieve the targeted returns linked to the S&P 500® Index over the holding period of approximately one year. The Fund’s investment strategy has been designed to deliver on targeted returns linked to the S&P 500® Index if the shares are bought on the third Wednesday of July and held until the third Wednesday of the following July. For purchase or sale of the shares outside this holding period, the value of the securities in the Fund could vary because of related factors other than the level of the S&P 500® Index.

Equity Risk. The SPRO07 Index provides an investor exposure to the equity securities markets. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates.

Exchange-Traded Funds Risk. The Fund may invest in FLEX Options that reference an exchange-traded fund (“ETF”) that tracks the S&P 500® Index. The risks of investment in such options typically reflect the risks of types of instruments in which the exchange-traded funds (“ETF”) invest. The value of an ETF is subject to change as the values of the component securities of the index that the ETF seeks to track fluctuate. An ETF that seeks to track the S&P 500® Index may not exactly match the performance of the S&P 500® Index due to cash drag, differences between the portfolio of the ETF and the components of the S&P 500® Index, expenses and other factors. Certain options on an ETF may not qualify as “section 1256 contracts” under section 1256 of the Internal Revenue Code of 1986, as amended, and disposition of such options will likely result in short-term or long-term capital gains or losses depending on the holding period.

Fixed-Income Securities Risk. The Fund may invest in fixed-income (debt) securities, which are generally subject to the following risks:

•
Credit Risk. The financial condition of an issuer of a fixed-income security may cause the issuer to default. A decline in an issuer’s credit rating may cause a decrease in the value of the security and an increase in investment risk and price volatility.

•
Interest Rate Risk. An increase in interest rates typically causes a decrease in the value of fixed income securities in which the Fund may invest. Given the historically low interest rate environment, risks associated with rising rates are heightened. Fixed-income securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than fixed-income securities with shorter durations.

Indexed Securities and Derivatives Risk. If a security or derivative is linked to the performance of an index, it may be subject to the risks associated with changes in that index.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government and/or Federal Reserve, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

Non-Diversification Risk. The Fund is non-diversified. The performance of a non-diversified fund may be more volatile than the performance of a diversified fund. As a non-diversified fund, the Fund may hold fewer investments than a fund that is a diversified fund.

Options Risk. The price of an option, which is a function of interest rates, volatility, dividends, the exercise price, S&P 500® Index changes, and other market factors, may change rapidly over time. Options may expire unexercised, causing the Fund to lose the premium paid for the options. The Fund could experience a loss if securities underlying the options do not perform as anticipated. There may be an imperfect correlation between the prices of options and movements in the price of the securities, stock indexes or ETFs on which the options are based.

Market Risk. The value of your investment may fall over time because the Fund is subject to market risk.

Because stock prices and the prices of the FLEX Options tend to fluctuate, the value of your investment in the Fund may increase or decrease. The shares of the Fund at any point in time may be worth less than the original investment.

Leveraging Risk. The use of leverage, such as that embedded in options, could magnify the Fund’s gains or losses.

The positive or negative Fund return is subject to a capped upside and partial downside protection. The target return or loss for an investment in the Fund is based on an assumption of holding the investment from the third Wednesday of the month to the third Wednesday of the same month the following year, the price performance of the S&P 500® Index or the Reference ETF, and the maximum Capped Return. Because the Fund’s return will be capped, the return of the Fund may be less than the performance of the S&P 500® Index or the Reference ETF. The Fund’s ability to provide enhanced return, capped upside and partial downside protection is dependent on shareholders purchasing shares on the third Wednesday of the month and holding till the third Wednesday of the same month the following year. You may realize a return or loss that is higher or lower than the intended returns or losses as a result of purchasing shares or redeeming shares outside the investment time period, where the FLEX Options are otherwise liquidated by the Fund prior to expiration, if a corporate action occurs with respect to the S&P 500® Index or the Reference ETF, or increases in potential tax-related expenses and other expenses of the Fund above estimated levels.

The Fund is subject to performance and equity risk related to the Reference ETF, the S&P 500® Index and securities comprising the S&P 500® Index. The formulas to calculate the options’ payments at expiration is based on the price performance of the S&P 500® Index or the Reference ETF. The FLEX Options represent indirect positions in the S&P 500® Index or the Reference ETF and are subject to changes in value as the price of the S&P 500® Index or the Reference ETF rises or falls. The value of the FLEX Options may be adversely affected by various factors affecting the Reference ETF, the S&P 500® Index and the value of the securities comprising the S&P 500® Index. The settlement value of the FLEX Options is based on the S&P 500® Index or the Reference ETF Closing Value on the option expiration date only, and will be substantially determined by market conditions as of such time. The Reference ETF seeks to replicate the performance of the S&P 500® Index. The value of the Reference ETF will fluctuate over time based on fluctuations in the value of the stocks held by the Reference ETF which may be impacted by changes in general economic conditions, expectations for future economic growth and corporate profits, interest rates and the supply and demand for stocks that are components of the S&P 500® Index. Although common stocks have historically generated higher average returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatile returns. Common stocks are structurally subordinated to preferred stocks, bonds and other debt instruments in a company’s capital structure, and represent a residual claim on the issuer’s assets that have no value unless such assets are sufficient to cover all other claims.

Risk of Loss. The Fund does not provide principal protection and you may not receive a return of the capital you invest.

The value of the Written Options has a negative impact on the value of your investment. The Written Options create an obligation to make a payment in contrast to the Purchased Options which create the potential for receipt of a payment. As the value of the Written Options increases, it has a negative impact on the value of your shares in the Fund.

The value of the FLEX Options may change with the implied volatility of the Reference ETF, the S&P 500® Index and the securities comprising the S&P 500® Index. No one can predict whether implied volatility will rise or fall in the future.

The value of the Fund does not appreciate due to dividend payments paid by the Reference ETF. The Fund seeks to provide target returns on the price performance of the Reference ETF, which does not include returns from dividends paid by the Reference ETF.

The value of the Fund does not appreciate due to dividend payments paid by the companies in the S&P 500® Index .. The Fund seeks to provide target returns on the price performance of the S&P 500® Index, which does not include returns from dividends paid by the companies in the S&P 500® Index.

The values of the FLEX Options do not increase or decrease at the same rate as the Reference ETF or the S&P 500® Index. The FLEX Options are all European style options, which means that they will be exercisable at the strike price only on the option expiration date. The value of the FLEX Options prior to the option expiration date may vary because of related factors other than the price of shares of the Reference ETF. The value of the Reference ETF will not increase or decrease at the same rate as the S&P 500® Index due to “tracking error” described below.

Certain features of the Reference ETF, which is an exchange-traded fund, will impact the value of the Fund’s Shares. The value of the Reference ETF is subject to the following factors:

•
Passive Investment Risk. The Reference ETF is not actively managed and attempts to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Reference ETF will hold constituent securities of the S&P 500® Index regardless of the current or projected performance on a specific security or particular industry or market sector, which could impact the unit price of the Reference ETF, the FLEX Options and the Fund.

•
Tracking Error. Exchange-traded funds face index correlation risk which is the risk that the performance of an exchange-traded fund will vary from the actual performance of the target index, known as “tracking error”. It is possible that the Reference ETF may not fully replicate or may, in certain circumstances, diverge significantly from the performance of the S&P 500® Index due to the Reference ETF not investing in all stocks comprising the S&P 500® Index, temporary unavailability of certain securities in the secondary market, differences in trading hours between the Reference ETF and securities comprising the S&P 500® Index, the occurrence of corporate actions (mergers and spinoffs) or due to other circumstances.

•
Securities Lending Risk. The Reference ETF may engage in securities lending. Securities lending involves the risk that the Reference ETF may lose money because the borrower of the Reference ETF’s loaned securities fails to return the securities in a timely manner or at all.

•	Fees and Expenses. Unlike the S&P 500® Index, the Reference ETF will reflect transaction costs and fees that will reduce its price performance relative to the S&P 500® Index.
•	Discount. Shares of exchange-traded funds tend to trade at a discount from their net asset value.

Credit Risk. Credit risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations.

Liquidity Risk. Liquidity risk is the risk that the Fund may be unable to sell a FLEX Option. No one can guarantee that a liquid secondary trading market will exist for the FLEX Options. Trading in the FLEX Options may be less deep and liquid than certain other securities. FLEX Options may be less liquid than certain non-customized options. The Fund expects that its portfolio will be comprised of 10% or less of its net asset value in illiquid securities. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and your investment.

Under certain circumstances, current market prices may not be available with respect to the FLEX Options. Under those circumstances, the value of the FLEX Options will require more reliance on the Adviser’s judgment than that required for securities for which there is an active trading market. This creates a risk of mispricing or improper valuation of the FLEX Options which could impact the value received or paid for shares.

Management Risk. The skill and judgment of the Adviser in selecting investments will play a significant role in the Fund’s ability to achieve its investment objective. The Adviser and the portfolio managers have never managed this strategy in a mutual fund and this lack of experience may detract from the ability of the Fund to achieve its objective.

New Fund Risk. The Fund is recently formed. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing their respective investment strategies, may not employ a successful investment strategy, or may fail to attract sufficient assets to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences.

Tracking Error Risk. The Fund’s return may not match or achieve a high degree of correlation with the return of the SPRO07 Index. A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the SPRO07 Index, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The factors that may adversely affect the Fund’s correlation with the SPRO07 Index include fees, expenses, transaction costs, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities in which the Fund invests. While the Fund attempts to track the performance of the SPRO07 Index by investing all, or substantially all, of its assets in the types of securities that make up the SPRO07 Index, at times, the Fund may not have investment exposure to all securities in the SPRO07 Index, or its weighting of investment exposure to securities may be different from that of the SPRO07 Index. In addition, the Fund may invest in securities not included in the SPRO07 Index. The Fund may take or refrain from taking positions in order to improve tax efficiency, or comply with regulatory restrictions, either of which may negatively affect the Fund’s correlation with the SPRO07 Index. The Fund may also be subject to movements of assets into and out of the Fund in sizes that may differ from the size of the FLEX option contracts that constitute SPRO07 Index, potentially resulting in the Fund being over- or underexposed to the SPRO07 Index and may be impacted by reconstitutions and rebalancing events. Any of these factors could decrease correlation between the performance of the Fund and the SPRO07 Index and may hinder the Fund’s ability to meet its investment objective.

Tax Risk. The Fund expects to comply with the requirements of the Internal Revenue Code and other laws so that it will be taxed as a “regulated Investment company”; however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle’ rules, and various loss limitation provisions of the Internal Revenue Code.

Performance History

The Fund recently commenced operations and, as a result, does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance is not necessarily an indication of how the Fund will perform in the future.

Updated performance information is available at www.cboevest.com/mutualfunds/ or by calling the Fund toll-free at 855-505-VEST (8378).

CBOE Vest S&P 500 Buffer Strategy (August) Fund
FUND SUMMARY – Cboe Vest S & P 500 ® Buffer Strategy (August) Fund
Investment Objective

The Cboe Vest S&P 500® Buffer Strategy (August) Fund (solely for this Fund Summary, the “Fund”) seeks to track, before fees and expenses, the performance of the Cboe® S&P 500® Buffer Protect Index August Series (the “SPRO08 Index”).

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section “Distribution Arrangements” and in the section “Distribution” in the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

General Overview of the Fund’s Portfolio Construction

As explained in greater detail below, the Fund attempts to meet its objective of tracking, before fees and expenses, the performance of the SPRO08 Index, by constructing a portfolio of specially designed options that are similar to options that comprise the SPRO08 Index. Before you read more about the specifics of the Adviser’s Investment Approach to managing the Fund, it is important to understand the SPRO08 Index. Immediately following this section is information about the SPRO08 Index and its constituent parts. Following this disclosure is information about the Adviser’s Investment Approach (i.e., how the Adviser manages the Fund to achieve its objective).

About the SPRO08 Index

The methodology of the SPRO08 Index was created by the Chicago Board Options Exchange (“Cboe®”), an affiliate of the Adviser. The value of the SPRO08 Index is calculated daily as of the close of trading hours on the New York Stock Exchange by Cboe® (the “Index Calculation Agent”) utilizing an option valuation model and data provided by Cboe®. The SPRO08 Index is designed to measure the returns of a hypothetical portfolio of exchange-traded FLexible EXchange® Options (“FLEX Options”) that reference the S&P 500® Index and are designed to track the returns of a “Buffer Protect” options strategy.

Buffer Protect options strategy: A Buffer Protect options strategy is a type of Target Outcome strategy. A Target Outcome strategy seeks to target returns from an investment that is bought at inception of the strategy and held for a specific period of time. A Buffer Protect options strategy is an investment in a portfolio of options linked to an underlying asset which when bought at inception of the strategy and held to the expiration of the options seeks to target returns that buffer protect against downside losses due to decline in the underlying asset, while providing participation up to a maximum capped gain in the underlying asset.

The SPRO08 Index measures the performance of portfolio of exchange trade FLEX Options that replicate the returns of a continuously rolling Buffer Protect options strategy that has its inception on the third Wednesday of August and if held to the third Wednesday of August the following year, seeks to buffer protect against the first 10% of losses due to a decline in the S&P 500® Index, while providing participation up to a maximum capped gain. The capped level of the Buffer Protect options strategy is determined by the Index Calculation Agent on the third Wednesday of August pursuant to a mathematical calculation such that the value of the portfolio of FLEX Options that comprises the SPRO08 is equivalent to the value of the S&P 500® Index.

Index composition: The SPRO08 Index measures the performance of a portfolio of six purchased and written exchange-traded FLEX Options referencing the S&P 500® Index, that are each entered into on the third Wednesday of August and expire on the third Wednesday of August the following year. The options are:

•
Purchased Index Call Options. The “Purchased Index Call Options” are call options purchased each with a strike price at 50% of the “Initial Level,” which is the price of the S&P 500® Index on the third Wednesday of August.

•	Written Type A Index Call Options. The “Written Type A Index Call Options” are call options written each with a strike price at the Initial Level.
•	Written Type B Index Call Options. The “Written Type B Index Call Options” are call options written each with a strike price that will be determined on the third Wednesday of August.
•	Written Type A Index Put Options. The “Written Type A Index Put Options” are put options written each with a strike price at 50% of the Initial Level.
•	Written Type B Index Put Options. The “Written Type B Index Put Options” are put options written each with a strike price at 90% of the Initial Level.
•	Purchased Index Put Options. The “Purchased Index Put Options” are put options purchased each with a strike price at the Initial Level.

Adviser’s Investment Approach

To meet its objective of tracking, before fees and expenses, the performance of the SPRO08 Index, the Fund will invest in FLEX Options that are similar to the FLEX Options that comprise the SPRO08. The Fund seeks to returns or losses before all estimated fees and expenses that based on the price performance of the S&P 500® Index from the third Wednesday of August of a given year and held until the third Wednesday of the following August (the “holding period”) subject to the following conditions:

•
If the S&P 500® Index appreciates over the holding period, the Fund seeks to provide shareholders with a total return that increases by the percentage increase of the S&P 500® Index, up to a maximum return that is determined at the start of the holding period (the “Capped Return”);

•	If the S&P 500® Index decreases over the holding period by 10% or less (the “Buffer Amount”), the Fund seeks to provide shareholders with a total return of zero; and

•
If the S&P 500® Index decreases over the holding period by more than 10%, the Fund seeks to provide shareholders with a total return loss that is 10% less than the percentage loss on the S&P 500® Index a with a maximum loss of approximately 90%.

The Fund will construct a non-diversified portfolio that may include exchange-traded FLEX Options that reference the S&P 500® Index and / or exchange-traded funds that seeks to track the S&P 500® Index (the “Reference ETF”). Specifically, the Fund may consist of purchased call FLEX Options (i.e., options that gives the Fund the right to buy the Reference ETF or the value of the S&P 500® Index), written put FLEX Options (i.e., options that obligate the Fund the buy the Reference ETF or the value of the S&P 500® Index), purchased put FLEX Options (i.e., options that give the Fund the right to sell the Reference ETF or the value of the S&P 500® Index), and written call FLEX Options (i.e., options that obligate the Fund to sell the Reference ETF or the value of the S&P 500® Index) and fixed income securities issued by the US Treasury of duration of approximately one year or less. The Fund is designed to provide partial protection from market downturns at the expense of limiting gains when the market is strongly positive. The Fund’s portfolio will be designed to provide investment returns that are correlated with, but less volatile than, those of the S&P 500® Index and by tracking the SPRO08 Index to mitigate losses when the S&P 500® Index declines in exchange for accepting a limit on gains when the S&P 500® Index increases. By seeking to track the SPRO08 Index, the Fund seeks to provide an investment vehicle with a risk/reward profile in which the risks in comparison to a hypothetical investment in the S&P 500® Index are somewhat limited, as are the potential rewards.

Option contracts on an index give one party the right to receive or deliver cash value of the particular index, and another party the obligation to receive or deliver the cash value of that index. Option contracts on an individual security such as an ETF give one party the right to buy or sell the particular security, and another party the obligation to sell or buy that same security. Many options are exchange-traded and are available to investors with set or defined contract terms. The Fund will use FLEX Options, which are customized equity or index option contracts that trade on an exchange, but that provide investors with the ability to customize key contract terms like exercise prices, styles (i.e., American-style exercisable any time prior to the expiration date or European-style exercisable only on the option expiration date) and expiration dates. Like standardized exchange-traded options, FLEX Options are guaranteed for settlement by The Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. FLEX Options provide investors with the ability to customize key terms, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of Over-the-Counter (“OTC”) options positions.

The SPRO08 Index measures the performance of a portfolio of purchased and written put and call FLEX options. The Fund will utilize purchased and written put and call FLEX Options similar to those that are part of the SPRO08 Index to seek to track, before fees and expenses, the performance of the SPRO08 Index. Put options give the holder (i.e., the buyer) the right to sell an asset (or deliver cash value of the index, in case of index put option) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the index, in case of index put option) at a certain defined price. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the index, in case of index call option) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the index, in case of index call option) at a certain defined price.

The FLEX Options the Fund uses are designed to protect an investment that is designed to track the S&P 500® Index against a decline of up to 10% of the S&P 500® Index on an annualized basis. The FLEX Options do not protect against declines of over 10% and investors will bear a loss that is 10% less than the percentage loss on the S&P 500® Index. Further, while the Fund seeks to limit losses from declines up to 10% of the S&P 500® Index on an annualized basis, there is no guarantee that it will do so. The FLEX Options also are intended to allow the Fund to participate on gains in the S&P 500® Index up to a maximum cap. Thus, even if S&P 500® Index gains exceed that maximum cap, the Fund’s gains will be capped.

As the options mature approximately every year, they are replaced. By replacing options annually, the Fund seeks to ensure that investments made in August are continuously protecting against downturns and sacrificing upswings realized in August in the following year. As explained in the Principal Risks disclosure, a key underlying component of the successful implementation of the Fund’s investment strategy is that an investor should stay invested in the Fund for at least one year.

Any FLEX Options that are written by the Fund that create an obligation to sell or buy an asset will be offset with a position in FLEX Options purchased by the Fund that to create the right to buy or sell the same asset such that the Fund will always be in a net long position. That is, any obligations of the Fund created by its writing of FLEX Options will be covered by offsetting positions in other purchased FLEX Options.

From time to time, the Fund may hold a portion of its assets in cash or invest them in liquid, short-term investments, including U.S. government obligations, certificates of deposit, commercial paper, other investment companies, money market instruments or other securities.

Because of certain potential limitations of the Investment Company Act of 1940 associated with trading options on the Cboe and any other exchanges owned or controlled by Cboe Holdings, Inc. (“Cboe Exchanges”), the Fund will direct all broker-dealers to not effect transactions in options on any Cboe Exchanges until such time that appropriate exemptive and/or no-action relief is obtained from the Securities and Exchange Commission (“SEC”) and/or its staff by the Adviser, the Cboe and/or any mutual funds advised by the Adviser. This restriction shall not prevent the Adviser or the Fund from engaging in other transactions or receiving other services from the Cboe or for which the Cboe may receive a benefit, such as pricing services, provided such transactions and/or the receipt of such services is consistent with applicable statutes, rules, regulations and interpretive positions of the SEC and its staff.

Principal Risks

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s net asset value and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Derivative Securities Risk. The Fund may invest in derivative securities. These are financial instruments that derive their performance from the performance of an underlying asset or index. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Fund. The Fund could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

FLEX Options Risk. The Fund expects to utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. FLEX Options are also subject to the Derivative Securities Risk described above.

Index Limitations. The SPRO08 Index is designed to represent a proposed option strategy. The Index Calculation Agent utilizes an option valuation model to calculate the value of portfolio of FLEX Options that are constituents of the SPRO08 Index. Failure by the Index Calculation Agent to fully comprehend and accurately model the constituent FLEX Options may cause the performance of the Index to vary from the performance of an actual portfolio of the constituent FLEX Options or the performance of the Fund. Like many passive indexes, the SPRO08 Index does not take into account significant factors such as transaction costs and taxes and, because of factors such as these, the Fund’s portfolio should be expected to underperform passive indexes.

Index Sampling Risk. Index sampling risk is the chance that the investments selected for the Fund, in the aggregate, will not provide investment performance matching that of the SPRO08 Index. The Adviser expects the index sampling risk to be low.

Newly Created Index Risk. The SPRO08 Index is newly created and has a limited history of performance. As such, it is uncertain how closely the SPRO08 Index may be able to track the performance of an actual portfolio of the constituent FLEX Options that comprise the SPRO08 Index.

The Fund’s investment strategy is designed to achieve the targeted returns linked to the S&P 500® Index over the holding period of approximately one year. The Fund’s investment strategy has been designed to deliver on targeted returns linked to the S&P 500® Index if the shares are bought on the third Wednesday of August and held until the third Wednesday of the following August. For purchase or sale of the shares outside this holding period, the value of the securities in the Fund could vary because of related factors other than the level of the S&P 500® Index.

Equity Risk. The SPRO08 Index provides an investor exposure to the equity securities markets. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates.

Exchange-Traded Funds Risk. The Fund may invest in FLEX Options that reference an exchange-traded fund (“ETF”) that tracks the S&P 500® Index. The risks of investment in such options typically reflect the risks of types of instruments in which the exchange-traded funds (“ETF”) invest. The value of an ETF is subject to change as the values of the component securities of the index that the ETF seeks to track fluctuate. An ETF that seeks to track the S&P 500® Index may not exactly match the performance of the S&P 500® Index due to cash drag, differences between the portfolio of the ETF and the components of the S&P 500® Index, expenses and other factors. Certain options on an ETF may not qualify as “section 1256 contracts” under section 1256 of the Internal Revenue Code of 1986, as amended, and disposition of such options will likely result in short-term or long-term capital gains or losses depending on the holding period.

Fixed-Income Securities Risk. The Fund may invest in fixed-income (debt) securities, which are generally subject to the following risks:

•
Credit Risk. The financial condition of an issuer of a fixed-income security may cause the issuer to default. A decline in an issuer’s credit rating may cause a decrease in the value of the security and an increase in investment risk and price volatility.

•
Interest Rate Risk. An increase in interest rates typically causes a decrease in the value of fixed income securities in which the Fund may invest. Given the historically low interest rate environment, risks associated with rising rates are heightened. Fixed-income securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than fixed-income securities with shorter durations.

Indexed Securities and Derivatives Risk. If a security or derivative is linked to the performance of an index, it may be subject to the risks associated with changes in that index.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government and/or Federal Reserve, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

Non-Diversification Risk. The Fund is non-diversified. The performance of a non-diversified fund may be more volatile than the performance of a diversified fund. As a non-diversified fund, the Fund may hold fewer investments than a fund that is a diversified fund.

Options Risk. The price of an option, which is a function of interest rates, volatility, dividends, the exercise price, S&P 500® Index changes, and other market factors, may change rapidly over time. Options may expire unexercised, causing the Fund to lose the premium paid for the options. The Fund could experience a loss if securities underlying the options do not perform as anticipated. There may be an imperfect correlation between the prices of options and movements in the price of the securities, stock indexes or ETFs on which the options are based.

Market Risk. The value of your investment may fall over time because the Fund is subject to market risk. Because stock prices and the prices of the FLEX Options tend to fluctuate, the value of your investment in the Fund may increase or decrease. The shares of the Fund at any point in time may be worth less than the original investment.

Leveraging Risk. The use of leverage, such as that embedded in options, could magnify the Fund’s gains or losses.

The positive or negative Fund return is subject to a capped upside and partial downside protection. The target return or loss for an investment in the Fund is based on an assumption of holding the investment from the third Wednesday of the month to the third Wednesday of the same month the following year, the price performance of the S&P 500® Index or the Reference ETF, and the maximum Capped Return. Because the Fund’s return will be capped, the return of the Fund may be less than the performance of the S&P 500® Index or the Reference ETF. The Fund’s ability to provide enhanced return, capped upside and partial downside protection is dependent on shareholders purchasing shares on the third Wednesday of the month and holding till the third Wednesday of the same month the following year. You may realize a return or loss that is higher or lower than the intended returns or losses as a result of purchasing shares or redeeming shares outside the investment time period, where the FLEX Options are otherwise liquidated by the Fund prior to expiration, if a corporate action occurs with respect to the S&P 500® Index or the Reference ETF, or increases in potential tax-related expenses and other expenses of the Fund above estimated levels.

The Fund is subject to performance and equity risk related to the Reference ETF, the S&P 500® Index and securities comprising the S&P 500® Index. The formulas to calculate the options’ payments at expiration is based on the price performance of the S&P 500® Index or the Reference ETF. The FLEX Options represent indirect positions in the S&P 500® Index or the Reference ETF and are subject to changes in value as the price of the S&P 500® Index or the Reference ETF rises or falls. The value of the FLEX Options may be adversely affected by various factors affecting the Reference ETF, the S&P 500® Index and the value of the securities comprising the S&P 500® Index. The settlement value of the FLEX Options is based on the S&P 500® Index or the Reference ETF Closing Value on the option expiration date only, and will be substantially determined by market conditions as of such time. The Reference ETF seeks to replicate the performance of the S&P 500® Index. The value of the Reference ETF will fluctuate over time based on fluctuations in the value of the stocks held by the Reference ETF which may be impacted by changes in general economic conditions, expectations for future economic growth and corporate profits, interest rates and the supply and demand for stocks that are components of the S&P 500® Index. Although common stocks have historically generated higher average returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatile returns. Common stocks are structurally subordinated to preferred stocks, bonds and other debt instruments in a company’s capital structure, and represent a residual claim on the issuer’s assets that have no value unless such assets are sufficient to cover all other claims.

Risk of Loss. The Fund does not provide principal protection and you may not receive a return of the capital you invest.

The value of the Written Options has a negative impact on the value of your investment. The Written Options create an obligation to make a payment in contrast to the Purchased Options which create the potential for receipt of a payment. As the value of the Written Options increases, it has a negative impact on the value of your shares in the Fund.

The value of the FLEX Options may change with the implied volatility of the Reference ETF, the S&P 500® Index and the securities comprising the S&P 500® Index. No one can predict whether implied volatility will rise or fall in the future.

The value of the Fund does not appreciate due to dividend payments paid by the Reference ETF. The Fund seeks to provide target returns on the price performance of the Reference ETF, which does not include returns from dividends paid by the Reference ETF.

The value of the Fund does not appreciate due to dividend payments paid by the companies in the S&P 500® Index .. The Fund seeks to provide target returns on the price performance of the S&P 500® Index, which does not include returns from dividends paid by the companies in the S&P 500® Index.

The values of the FLEX Options do not increase or decrease at the same rate as the Reference ETF or the S&P 500® Index. The FLEX Options are all European style options, which means that they will be exercisable at the strike price only on the option expiration date. The value of the FLEX Options prior to the option expiration date may vary because of related factors other than the price of shares of the Reference ETF. The value of the Reference ETF will not increase or decrease at the same rate as the S&P 500® Index due to “tracking error” described below.

Certain features of the Reference ETF, which is an exchange-traded fund, will impact the value of the Fund’s Shares. The value of the Reference ETF is subject to the following factors:

•
Passive Investment Risk. The Reference ETF is not actively managed and attempts to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Reference ETF will hold constituent securities of the S&P 500® Index regardless of the current or projected performance on a specific security or particular industry or market sector, which could impact the unit price of the Reference ETF, the FLEX Options and the Fund.

•
Tracking Error. Exchange-traded funds face index correlation risk which is the risk that the performance of an exchange-traded fund will vary from the actual performance of the target index, known as “tracking error”. It is possible that the Reference ETF may not fully replicate or may, in certain circumstances, diverge significantly from the performance of the S&P 500® Index due to the Reference ETF not investing in all stocks comprising the S&P 500® Index, temporary unavailability of certain securities in the secondary market, differences in trading hours between the Reference ETF and securities comprising the S&P 500® Index, the occurrence of corporate actions (mergers and spinoffs) or due to other circumstances.

•
Securities Lending Risk. The Reference ETF may engage in securities lending. Securities lending involves the risk that the Reference ETF may lose money because the borrower of the Reference ETF’s loaned securities fails to return the securities in a timely manner or at all.

•	Fees and Expenses. Unlike the S&P 500® Index, the Reference ETF will reflect transaction costs and fees that will reduce its price performance relative to the S&P 500® Index.
•	Discount. Shares of exchange-traded funds tend to trade at a discount from their net asset value.

Credit Risk. Credit risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations.

Liquidity Risk. Liquidity risk is the risk that the Fund may be unable to sell a FLEX Option. No one can guarantee that a liquid secondary trading market will exist for the FLEX Options. Trading in the FLEX Options may be less deep and liquid than certain other securities. FLEX Options may be less liquid than certain non-customized options. The Fund expects that its portfolio will be comprised of 10% or less of its net asset value in illiquid securities. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and your investment.

Under certain circumstances, current market prices may not be available with respect to the FLEX Options. Under those circumstances, the value of the FLEX Options will require more reliance on the Adviser’s judgment than that required for securities for which there is an active trading market. This creates a risk of mispricing or improper valuation of the FLEX Options which could impact the value received or paid for shares.

Management Risk. The skill and judgment of the Adviser in selecting investments will play a significant role in the Fund’s ability to achieve its investment objective. The Adviser and the portfolio managers have never managed this strategy in a mutual fund and this lack of experience may detract from the ability of the Fund to achieve its objective.

New Fund Risk. The Fund is recently formed. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing their respective investment strategies, may not employ a successful investment strategy, or may fail to attract sufficient assets to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences.

Tracking Error Risk. The Fund’s return may not match or achieve a high degree of correlation with the return of the SPRO08 Index. A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the SPRO08 Index, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The factors that may adversely affect the Fund’s correlation with the SPRO08 Index include fees, expenses, transaction costs, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities in which the Fund invests. While the Fund attempts to track the performance of the SPRO08 Index by investing all, or substantially all, of its assets in the types of securities that make up the SPRO08 Index, at times, the Fund may not have investment exposure to all securities in the SPRO08 Index, or its weighting of investment exposure to securities may be different from that of the SPRO08 Index. In addition, the Fund may invest in securities not included in the SPRO08 Index. The Fund may take or refrain from taking positions in order to improve tax efficiency, or comply with regulatory restrictions, either of which may negatively affect the Fund’s correlation with the SPRO08 Index. The Fund may also be subject to movements of assets into and out of the Fund in sizes that may differ from the size of the FLEX option contracts that constitute SPRO08 Index, potentially resulting in the Fund being over- or underexposed to the SPRO08 Index and may be impacted by reconstitutions and rebalancing events. Any of these factors could decrease correlation between the performance of the Fund and the SPRO08 Index and may hinder the Fund’s ability to meet its investment objective.

Tax Risk. The Fund expects to comply with the requirements of the Internal Revenue Code and other laws so that it will be taxed as a “regulated Investment company”; however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle’ rules, and various loss limitation provisions of the Internal Revenue Code.

Performance History

The Fund recently commenced operations and, as a result, does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance is not necessarily an indication of how the Fund will perform in the future.

Updated performance information is available at www.cboevest.com/mutualfunds/ or by calling the Fund toll-free at 855-505-VEST (8378).

CBOE Vest S&P 500 Buffer Strategy (September) Fund
FUND SUMMARY – Cboe Vest S & P 500 ® Buffer Strategy (September) Fund
Investment Objective

The Cboe Vest S&P 500® Buffer Strategy (September) Fund (solely for this Fund Summary, the “Fund”) seeks to track, before fees and expenses, the performance of the Cboe® S&P 500® Buffer Protect Index September Series (the “SPRO09 Index”).

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section “Distribution Arrangements” and in the section “Distribution” in the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

General Overview of the Fund’s Portfolio Construction

As explained in greater detail below, the Fund attempts to meet its objective of tracking, before fees and expenses, the performance of the SPRO09 Index, by constructing a portfolio of specially designed options that are similar to options that comprise the SPRO09 Index. Before you read more about the specifics of the Adviser’s Investment Approach to managing the Fund, it is important to understand the SPRO09 Index. Immediately following this section is information about the SPRO09 Index and its constituent parts. Following this disclosure is information about the Adviser’s Investment Approach (i.e., how the Adviser manages the Fund to achieve its objective).

About the SPRO09 Index

The methodology of the SPRO09 Index was created by the Chicago Board Options Exchange (“Cboe®”), an affiliate of the Adviser. The value of the SPRO09 Index is calculated daily as of the close of trading hours on the New York Stock Exchange by Cboe® (the “Index Calculation Agent”) utilizing an option valuation model and data provided by Cboe®. The SPRO09 Index is designed to measure the returns of a hypothetical portfolio of exchange-traded FLexible EXchange® Options (“FLEX Options”) that reference the S&P 500® Index and are designed to track the returns of a “Buffer Protect” options strategy.

Buffer Protect options strategy: A Buffer Protect options strategy is a type of Target Outcome strategy. A Target Outcome strategy seeks to target returns from an investment that is bought at inception of the strategy and held for a specific period of time. A Buffer Protect options strategy is an investment in a portfolio of options linked to an underlying asset which when bought at inception of the strategy and held to the expiration of the options seeks to target returns that buffer protect against downside losses due to decline in the underlying asset, while providing participation up to a maximum capped gain in the underlying asset.

The SPRO09 Index measures the performance of portfolio of exchange trade FLEX Options that replicate the returns of a continuously rolling Buffer Protect options strategy that has its inception on the third Wednesday of September and if held to the third Wednesday of September the following year, seeks to buffer protect against the first 10% of losses due to a decline in the S&P 500® Index, while providing participation up to a maximum capped gain. The capped level of the Buffer Protect options strategy is determined by the Index Calculation Agent on the third Wednesday of September pursuant to a mathematical calculation such that the value of the portfolio of FLEX Options that comprises the SPRO09 is equivalent to the value of the S&P 500® Index.

Index composition: The SPRO09 Index measures the performance of a portfolio of six purchased and written exchange-traded FLEX Options referencing the S&P 500® Index, that are each entered into on the third Wednesday of September and expire on the third Wednesday of September the following year. The options are:

•
Purchased Index Call Options. The “Purchased Index Call Options” are call options purchased each with a strike price at 50% of the “Initial Level,” which is the price of the S&P 500® Index on the third Wednesday of September.

•	Written Type A Index Call Options. The “Written Type A Index Call Options” are call options written each with a strike price at the Initial Level.
•	Written Type B Index Call Options. The “Written Type B Index Call Options” are call options written each with a strike price that will be determined on the third Wednesday of September.
•	Written Type A Index Put Options. The “Written Type A Index Put Options” are put options written each with a strike price at 50% of the Initial Level.
•	Written Type B Index Put Options. The “Written Type B Index Put Options” are put options written each with a strike price at 90% of the Initial Level.
•	Purchased Index Put Options. The “Purchased Index Put Options” are put options purchased each with a strike price at the Initial Level.

Adviser’s Investment Approach

To meet its objective of tracking, before fees and expenses, the performance of the SPRO09 Index, the Fund will invest in FLEX Options that are similar to the FLEX Options that comprise the SPRO09.

The Fund seeks to returns or losses before all estimated fees and expenses that based on the price performance of the S&P 500® Index from the third Wednesday of September of a given year and held until the third Wednesday of the following September (the “holding period”) subject to the following conditions:

•
If the S&P 500® Index appreciates over the holding period, the Fund seeks to provide shareholders with a total return that increases by the percentage increase of the S&P 500® Index, up to a maximum return that is determined at the start of the holding period (the “Capped Return”);

•	If the S&P 500® Index decreases over the holding period by 10% or less (the “Buffer Amount”), the Fund seeks to provide shareholders with a total return of zero; and

•
If the S&P 500® Index decreases over the holding period by more than 10%, the Fund seeks to provide shareholders with a total return loss that is 10% less than the percentage loss on the S&P 500® Index a with a maximum loss of approximately 90%.

The Fund will construct a non-diversified portfolio that may include exchange-traded FLEX Options that reference the S&P 500® Index and / or exchange-traded funds that seeks to track the S&P 500® Index (the “Reference ETF”). Specifically, the Fund may consist of purchased call FLEX Options (i.e., options that gives the Fund the right to buy the Reference ETF or the value of the S&P 500® Index), written put FLEX Options (i.e., options that obligate the Fund the buy the Reference ETF or the value of the S&P 500® Index), purchased put FLEX Options (i.e., options that give the Fund the right to sell the Reference ETF or the value of the S&P 500® Index), and written call FLEX Options (i.e., options that obligate the Fund to sell the Reference ETF or the value of the S&P 500® Index) and fixed income securities issued by the US Treasury of duration of approximately one year or less. The Fund is designed to provide partial protection from market downturns at the expense of limiting gains when the market is strongly positive. The Fund’s portfolio will be designed to provide investment returns that are correlated with, but less volatile than, those of the S&P 500® Index and by tracking the SPRO09 Index to mitigate losses when the S&P 500® Index declines in exchange for accepting a limit on gains when the S&P 500® Index increases. By seeking to track the SPRO09 Index, the Fund seeks to provide an investment vehicle with a risk/reward profile in which the risks in comparison to a hypothetical investment in the S&P 500® Index are somewhat limited, as are the potential rewards.

Option contracts on an index give one party the right to receive or deliver cash value of the particular index, and another party the obligation to receive or deliver the cash value of that index. Option contracts on an individual security such as an ETF give one party the right to buy or sell the particular security, and another party the obligation to sell or buy that same security. Many options are exchange-traded and are available to investors with set or defined contract terms. The Fund will use FLEX Options, which are customized equity or index option contracts that trade on an exchange, but that provide investors with the ability to customize key contract terms like exercise prices, styles (i.e., American-style exercisable any time prior to the expiration date or European-style exercisable only on the option expiration date) and expiration dates. Like standardized exchange-traded options, FLEX Options are guaranteed for settlement by The Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. FLEX Options provide investors with the ability to customize key terms, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of Over-the-Counter (“OTC”) options positions.

The SPRO09 Index measures the performance of a portfolio of purchased and written put and call FLEX options. The Fund will utilize purchased and written put and call FLEX Options similar to those that are part of the SPRO09 Index to seek to track, before fees and expenses, the performance of the SPRO09 Index. Put options give the holder (i.e., the buyer) the right to sell an asset (or deliver cash value of the index, in case of index put option) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the index, in case of index put option) at a certain defined price. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the index, in case of index call option) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the index, in case of index call option) at a certain defined price.

The FLEX Options the Fund uses are designed to protect an investment that is designed to track the S&P 500® Index against a decline of up to 10% of the S&P 500® Index on an annualized basis. The FLEX Options do not protect against declines of over 10% and investors will bear a loss that is 10% less than the percentage loss on the S&P 500® Index. Further, while the Fund seeks to limit losses from declines up to 10% of the S&P 500® Index on an annualized basis, there is no guarantee that it will do so. The FLEX Options also are intended to allow the Fund to participate on gains in the S&P 500® Index up to a maximum cap. Thus, even if S&P 500® Index gains exceed that maximum cap, the Fund’s gains will be capped.

As the options mature approximately every year, they are replaced. By replacing options annually, the Fund seeks to ensure that investments made in September are continuously protecting against downturns and sacrificing upswings realized in September in the following year. As explained in the Principal Risks disclosure, a key underlying component of the successful implementation of the Fund’s investment strategy is that an investor should stay invested in the Fund for at least one year.

Any FLEX Options that are written by the Fund that create an obligation to sell or buy an asset will be offset with a position in FLEX Options purchased by the Fund that to create the right to buy or sell the same asset such that the Fund will always be in a net long position. That is, any obligations of the Fund created by its writing of FLEX Options will be covered by offsetting positions in other purchased FLEX Options.

From time to time, the Fund may hold a portion of its assets in cash or invest them in liquid, short-term investments, including U.S. government obligations, certificates of deposit, commercial paper, other investment companies, money market instruments or other securities.

Because of certain potential limitations of the Investment Company Act of 1940 associated with trading options on the Cboe and any other exchanges owned or controlled by Cboe Holdings, Inc. (“Cboe Exchanges”), the Fund will direct all broker-dealers to not effect transactions in options on any Cboe Exchanges until such time that appropriate exemptive and/or no-action relief is obtained from the Securities and Exchange Commission (“SEC”) and/or its staff by the Adviser, the Cboe and/or any mutual funds advised by the Adviser. This restriction shall not prevent the Adviser or the Fund from engaging in other transactions or receiving other services from the Cboe or for which the Cboe may receive a benefit, such as pricing services, provided such transactions and/or the receipt of such services is consistent with applicable statutes, rules, regulations and interpretive positions of the SEC and its staff.

Principal Risks

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s net asset value and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Derivative Securities Risk. The Fund may invest in derivative securities. These are financial instruments that derive their performance from the performance of an underlying asset or index. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Fund. The Fund could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

FLEX Options Risk. The Fund expects to utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. FLEX Options are also subject to the Derivative Securities Risk described above.

Index Limitations. The SPRO09 Index is designed to represent a proposed option strategy. The Index Calculation Agent utilizes an option valuation model to calculate the value of portfolio of FLEX Options that are constituents of the SPRO09 Index. Failure by the Index Calculation Agent to fully comprehend and accurately model the constituent FLEX Options may cause the performance of the Index to vary from the performance of an actual portfolio of the constituent FLEX Options or the performance of the Fund. Like many passive indexes, the SPRO09 Index does not take into account significant factors such as transaction costs and taxes and, because of factors such as these, the Fund’s portfolio should be expected to underperform passive indexes.

Index Sampling Risk. Index sampling risk is the chance that the investments selected for the Fund, in the aggregate, will not provide investment performance matching that of the SPRO09 Index. The Adviser expects the index sampling risk to be low.

Newly Created Index Risk. The SPRO09 Index is newly created and has a limited history of performance. As such, it is uncertain how closely the SPRO09 Index may be able to track the performance of an actual portfolio of the constituent FLEX Options that comprise the SPRO09 Index.

The Fund’s investment strategy is designed to achieve the targeted returns linked to the S&P 500® Index over the holding period of approximately one year. The Fund’s investment strategy has been designed to deliver on targeted returns linked to the S&P 500® Index if the shares are bought on the third Wednesday of September and held until the third Wednesday of the following September. For purchase or sale of the shares outside this holding period, the value of the securities in the Fund could vary because of related factors other than the level of the S&P 500® Index.

Equity Risk. The SPRO09 Index provides an investor exposure to the equity securities markets. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates.

Exchange-Traded Funds Risk. The Fund may invest in FLEX Options that reference an exchange-traded fund (“ETF”) that tracks the S&P 500® Index. The risks of investment in such options typically reflect the risks of types of instruments in which the exchange-traded funds (“ETF”) invest. The value of an ETF is subject to change as the values of the component securities of the index that the ETF seeks to track fluctuate. An ETF that seeks to track the S&P 500® Index may not exactly match the performance of the S&P 500® Index due to cash drag, differences between the portfolio of the ETF and the components of the S&P 500® Index, expenses and other factors. Certain options on an ETF may not qualify as “section 1256 contracts” under section 1256 of the Internal Revenue Code of 1986, as amended, and disposition of such options will likely result in short-term or long-term capital gains or losses depending on the holding period.

Fixed-Income Securities Risk. The Fund may invest in fixed-income (debt) securities, which are generally subject to the following risks:

•
Credit Risk. The financial condition of an issuer of a fixed-income security may cause the issuer to default. A decline in an issuer’s credit rating may cause a decrease in the value of the security and an increase in investment risk and price volatility.

•
Interest Rate Risk. An increase in interest rates typically causes a decrease in the value of fixed income securities in which the Fund may invest. Given the historically low interest rate environment, risks associated with rising rates are heightened. Fixed-income securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than fixed-income securities with shorter durations.

Indexed Securities and Derivatives Risk. If a security or derivative is linked to the performance of an index, it may be subject to the risks associated with changes in that index.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government and/or Federal Reserve, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

Non-Diversification Risk. The Fund is non-diversified. The performance of a non-diversified fund may be more volatile than the performance of a diversified fund. As a non-diversified fund, the Fund may hold fewer investments than a fund that is a diversified fund.

Options Risk. The price of an option, which is a function of interest rates, volatility, dividends, the exercise price, S&P 500® Index changes, and other market factors, may change rapidly over time. Options may expire unexercised, causing the Fund to lose the premium paid for the options. The Fund could experience a loss if securities underlying the options do not perform as anticipated. There may be an imperfect correlation between the prices of options and movements in the price of the securities, stock indexes or ETFs on which the options are based.

Market Risk. The value of your investment may fall over time because the Fund is subject to market risk. Because stock prices and the prices of the FLEX Options tend to fluctuate, the value of your investment in the Fund may increase or decrease. The shares of the Fund at any point in time may be worth less than the original investment.

Leveraging Risk. The use of leverage, such as that embedded in options, could magnify the Fund’s gains or losses.

The positive or negative Fund return is subject to a capped upside and partial downside protection. The target return or loss for an investment in the Fund is based on an assumption of holding the investment from the third Wednesday of the month to the third Wednesday of the same month the following year, the price performance of the S&P 500® Index or the Reference ETF, and the maximum Capped Return. Because the Fund’s return will be capped, the return of the Fund may be less than the performance of the S&P 500® Index or the Reference ETF. The Fund’s ability to provide enhanced return, capped upside and partial downside protection is dependent on shareholders purchasing shares on the third Wednesday of the month and holding till the third Wednesday of the same month the following year. You may realize a return or loss that is higher or lower than the intended returns or losses as a result of purchasing shares or redeeming shares outside the investment time period, where the FLEX Options are otherwise liquidated by the Fund prior to expiration, if a corporate action occurs with respect to the S&P 500® Index or the Reference ETF, or increases in potential tax-related expenses and other expenses of the Fund above estimated levels.

The Fund is subject to performance and equity risk related to the Reference ETF, the S&P 500® Index and securities comprising the S&P 500® Index. The formulas to calculate the options’ payments at expiration is based on the price performance of the S&P 500® Index or the Reference ETF. The FLEX Options represent indirect positions in the S&P 500® Index or the Reference ETF and are subject to changes in value as the price of the S&P 500® Index or the Reference ETF rises or falls. The value of the FLEX Options may be adversely affected by various factors affecting the Reference ETF, the S&P 500® Index and the value of the securities comprising the S&P 500® Index. The settlement value of the FLEX Options is based on the S&P 500® Index or the Reference ETF Closing Value on the option expiration date only, and will be substantially determined by market conditions as of such time. The Reference ETF seeks to replicate the performance of the S&P 500® Index. The value of the Reference ETF will fluctuate over time based on fluctuations in the value of the stocks held by the Reference ETF which may be impacted by changes in general economic conditions, expectations for future economic growth and corporate profits, interest rates and the supply and demand for stocks that are components of the S&P 500® Index. Although common stocks have historically generated higher average returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatile returns. Common stocks are structurally subordinated to preferred stocks, bonds and other debt instruments in a company’s capital structure, and represent a residual claim on the issuer’s assets that have no value unless such assets are sufficient to cover all other claims.

Risk of Loss. The Fund does not provide principal protection and you may not receive a return of the capital you invest.

The value of the Written Options has a negative impact on the value of your investment. The Written Options create an obligation to make a payment in contrast to the Purchased Options which create the potential for receipt of a payment. As the value of the Written Options increases, it has a negative impact on the value of your shares in the Fund.

The value of the FLEX Options may change with the implied volatility of the Reference ETF, the S&P 500® Index and the securities comprising the S&P 500® Index. No one can predict whether implied volatility will rise or fall in the future.

The value of the Fund does not appreciate due to dividend payments paid by the Reference ETF. The Fund seeks to provide target returns on the price performance of the Reference ETF, which does not include returns from dividends paid by the Reference ETF.

The value of the Fund does not appreciate due to dividend payments paid by the companies in the S&P 500® Index .. The Fund seeks to provide target returns on the price performance of the S&P 500® Index, which does not include returns from dividends paid by the companies in the S&P 500® Index.

The values of the FLEX Options do not increase or decrease at the same rate as the Reference ETF or the S&P 500® Index. The FLEX Options are all European style options, which means that they will be exercisable at the strike price only on the option expiration date. The value of the FLEX Options prior to the option expiration date may vary because of related factors other than the price of shares of the Reference ETF. The value of the Reference ETF will not increase or decrease at the same rate as the S&P 500® Index due to “tracking error” described below.

Certain features of the Reference ETF, which is an exchange-traded fund, will impact the value of the Fund’s Shares. The value of the Reference ETF is subject to the following factors:

•
Passive Investment Risk. The Reference ETF is not actively managed and attempts to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Reference ETF will hold constituent securities of the S&P 500® Index regardless of the current or projected performance on a specific security or particular industry or market sector, which could impact the unit price of the Reference ETF, the FLEX Options and the Fund.

•
Tracking Error. Exchange-traded funds face index correlation risk which is the risk that the performance of an exchange-traded fund will vary from the actual performance of the target index, known as “tracking error”. It is possible that the Reference ETF may not fully replicate or may, in certain circumstances, diverge significantly from the performance of the S&P 500® Index due to the Reference ETF not investing in all stocks comprising the S&P 500® Index, temporary unavailability of certain securities in the secondary market, differences in trading hours between the Reference ETF and securities comprising the S&P 500® Index, the occurrence of corporate actions (mergers and spinoffs) or due to other circumstances.

•
Securities Lending Risk. The Reference ETF may engage in securities lending. Securities lending involves the risk that the Reference ETF may lose money because the borrower of the Reference ETF’s loaned securities fails to return the securities in a timely manner or at all.

•	Fees and Expenses. Unlike the S&P 500® Index, the Reference ETF will reflect transaction costs and fees that will reduce its price performance relative to the S&P 500® Index.
•	Discount. Shares of exchange-traded funds tend to trade at a discount from their net asset value.

Credit Risk. Credit risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations.

Liquidity Risk. Liquidity risk is the risk that the Fund may be unable to sell a FLEX Option. No one can guarantee that a liquid secondary trading market will exist for the FLEX Options. Trading in the FLEX Options may be less deep and liquid than certain other securities. FLEX Options may be less liquid than certain non-customized options. The Fund expects that its portfolio will be comprised of 10% or less of its net asset value in illiquid securities. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and your investment.

Under certain circumstances, current market prices may not be available with respect to the FLEX Options. Under those circumstances, the value of the FLEX Options will require more reliance on the Adviser’s judgment than that required for securities for which there is an active trading market. This creates a risk of mispricing or improper valuation of the FLEX Options which could impact the value received or paid for shares.

Management Risk. The skill and judgment of the Adviser in selecting investments will play a significant role in the Fund’s ability to achieve its investment objective. The Adviser and the portfolio managers have never managed this strategy in a mutual fund and this lack of experience may detract from the ability of the Fund to achieve its objective.

New Fund Risk. The Fund is recently formed. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing their respective investment strategies, may not employ a successful investment strategy, or may fail to attract sufficient assets to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences.

Tracking Error Risk. The Fund’s return may not match or achieve a high degree of correlation with the return of the SPRO09 Index. A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the SPRO09 Index, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The factors that may adversely affect the Fund’s correlation with the SPRO09 Index include fees, expenses, transaction costs, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities in which the Fund invests. While the Fund attempts to track the performance of the SPRO09 Index by investing all, or substantially all, of its assets in the types of securities that make up the SPRO09 Index, at times, the Fund may not have investment exposure to all securities in the SPRO09 Index, or its weighting of investment exposure to securities may be different from that of the SPRO09 Index. In addition, the Fund may invest in securities not included in the SPRO09 Index. The Fund may take or refrain from taking positions in order to improve tax efficiency, or comply with regulatory restrictions, either of which may negatively affect the Fund’s correlation with the SPRO09 Index. The Fund may also be subject to movements of assets into and out of the Fund in sizes that may differ from the size of the FLEX option contracts that constitute SPRO09 Index, potentially resulting in the Fund being over- or underexposed to the SPRO09 Index and may be impacted by reconstitutions and rebalancing events. Any of these factors could decrease correlation between the performance of the Fund and the SPRO09 Index and may hinder the Fund’s ability to meet its investment objective.

Tax Risk. The Fund expects to comply with the requirements of the Internal Revenue Code and other laws so that it will be taxed as a “regulated Investment company”; however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle’ rules, and various loss limitation provisions of the Internal Revenue Code.

Performance History

The Fund recently commenced operations and, as a result, does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance is not necessarily an indication of how the Fund will perform in the future.

Updated performance information is available at www.cboevest.com/mutualfunds/ or by calling the Fund toll-free at 855-505-VEST (8378).

CBOE Vest S&P 500 Buffer Strategy (October) Fund
FUND SUMMARY – Cboe Vest S & P 500 ® Buffer Strategy (October) Fund
Investment Objective

The Cboe Vest S&P 500® Buffer Strategy (October) Fund (solely for this Fund Summary, the “Fund”) seeks to track, before fees and expenses, the performance of the Cboe® S&P 500® Buffer Protect Index October Series (the “SPRO10 Index”).

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section “Distribution Arrangements” and in the section “Distribution” in the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

General Overview of the Fund’s Portfolio Construction

As explained in greater detail below, the Fund attempts to meet its objective of tracking, before fees and expenses, the performance of the SPRO10 Index, by constructing a portfolio of specially designed options that are similar to options that comprise the SPRO10 Index. Before you read more about the specifics of the Adviser’s Investment Approach to managing the Fund, it is important to understand the SPRO10 Index. Immediately following this section is information about the SPRO10 Index and its constituent parts. Following this disclosure is information about the Adviser’s Investment Approach (i.e., how the Adviser manages the Fund to achieve its objective).

About the SPRO10 Index

The methodology of the SPRO10 Index was created by the Chicago Board Options Exchange (“Cboe®”), an affiliate of the Adviser. The value of the SPRO10 Index is calculated daily as of the close of trading hours on the New York Stock Exchange by Cboe® (the “Index Calculation Agent”) utilizing an option valuation model and data provided by Cboe®. The SPRO10 Index is designed to measure the returns of a hypothetical portfolio of exchange-traded FLexible EXchange® Options (“FLEX Options”) that reference the S&P 500® Index and are designed to track the returns of a “Buffer Protect” options strategy.

Buffer Protect options strategy: A Buffer Protect options strategy is a type of Target Outcome strategy. A Target Outcome strategy seeks to target returns from an investment that is bought at inception of the strategy and held for a specific period of time. A Buffer Protect options strategy is an investment in a portfolio of options linked to an underlying asset which when bought at inception of the strategy and held to the expiration of the options seeks to target returns that buffer protect against downside losses due to decline in the underlying asset, while providing participation up to a maximum capped gain in the underlying asset.

The SPRO10 Index measures the performance of portfolio of exchange trade FLEX Options that replicate the returns of a continuously rolling Buffer Protect options strategy that has its inception on the third Wednesday of October and if held to the third Wednesday of October the following year, seeks to buffer protect against the first 10% of losses due to a decline in the S&P 500® Index, while providing participation up to a maximum capped gain. The capped level of the Buffer Protect options strategy is determined by the Index Calculation Agent on the third Wednesday of October pursuant to a mathematical calculation such that the value of the portfolio of FLEX Options that comprises the SPRO10 is equivalent to the value of the S&P 500® Index.

Index composition: The SPRO10 Index measures the performance of a portfolio of six purchased and written exchange-traded FLEX Options referencing the S&P 500® Index, that are each entered into on the third Wednesday of October and expire on the third Wednesday of October the following year. The options are:

•
Purchased Index Call Options. The “Purchased Index Call Options” are call options purchased each with a strike price at 50% of the “Initial Level,” which is the price of the S&P 500® Index on the third Wednesday of October.

•	Written Type A Index Call Options. The “Written Type A Index Call Options” are call options written each with a strike price at the Initial Level.
•	Written Type B Index Call Options. The “Written Type B Index Call Options” are call options written each with a strike price that will be determined on the third Wednesday of October.
•	Written Type A Index Put Options. The “Written Type A Index Put Options” are put options written each with a strike price at 50% of the Initial Level.
•	Written Type B Index Put Options. The “Written Type B Index Put Options” are put options written each with a strike price at 90% of the Initial Level.
•	Purchased Index Put Options. The “Purchased Index Put Options” are put options purchased each with a strike price at the Initial Level.

Adviser’s Investment Approach

To meet its objective of tracking, before fees and expenses, the performance of the SPRO10 Index, the Fund will invest in FLEX Options that are similar to the FLEX Options that comprise the SPRO10.

The Fund seeks to returns or losses before all estimated fees and expenses that based on the price performance of the S&P 500® Index from the third Wednesday of October of a given year and held until the third Wednesday of the following October (the “holding period”) subject to the following conditions:

•
If the S&P 500® Index appreciates over the holding period, the Fund seeks to provide shareholders with a total return that increases by the percentage increase of the S&P 500® Index, up to a maximum return that is determined at the start of the holding period (the “Capped Return”);

•	If the S&P 500® Index decreases over the holding period by 10% or less (the “Buffer Amount”), the Fund seeks to provide shareholders with a total return of zero; and

•
If the S&P 500® Index decreases over the holding period by more than 10%, the Fund seeks to provide shareholders with a total return loss that is 10% less than the percentage loss on the S&P 500® Index a with a maximum loss of approximately 90%.

The Fund will construct a non-diversified portfolio that may include exchange-traded FLEX Options that reference the S&P 500® Index and / or exchange-traded funds that seeks to track the S&P 500® Index (the “Reference ETF”). Specifically, the Fund may consist of purchased call FLEX Options (i.e., options that gives the Fund the right to buy the Reference ETF or the value of the S&P 500® Index), written put FLEX Options (i.e., options that obligate the Fund the buy the Reference ETF or the value of the S&P 500® Index), purchased put FLEX Options (i.e., options that give the Fund the right to sell the Reference ETF or the value of the S&P 500® Index), and written call FLEX Options (i.e., options that obligate the Fund to sell the Reference ETF or the value of the S&P 500® Index) and fixed income securities issued by the US Treasury of duration of approximately one year or less. The Fund is designed to provide partial protection from market downturns at the expense of limiting gains when the market is strongly positive. The Fund’s portfolio will be designed to provide investment returns that are correlated with, but less volatile than, those of the S&P 500® Index and by tracking the SPRO10 Index to mitigate losses when the S&P 500® Index declines in exchange for accepting a limit on gains when the S&P 500® Index increases. By seeking to track the SPRO10 Index, the Fund seeks to provide an investment vehicle with a risk/reward profile in which the risks in comparison to a hypothetical investment in the S&P 500® Index are somewhat limited, as are the potential rewards.

Option contracts on an index give one party the right to receive or deliver cash value of the particular index, and another party the obligation to receive or deliver the cash value of that index. Option contracts on an individual security such as an ETF give one party the right to buy or sell the particular security, and another party the obligation to sell or buy that same security. Many options are exchange-traded and are available to investors with set or defined contract terms. The Fund will use FLEX Options, which are customized equity or index option contracts that trade on an exchange, but that provide investors with the ability to customize key contract terms like exercise prices, styles (i.e., American-style exercisable any time prior to the expiration date or European-style exercisable only on the option expiration date) and expiration dates. Like standardized exchange-traded options, FLEX Options are guaranteed for settlement by The Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. FLEX Options provide investors with the ability to customize key terms, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of Over-the-Counter (“OTC”) options positions.

The SPRO10 Index measures the performance of a portfolio of purchased and written put and call FLEX options. The Fund will utilize purchased and written put and call FLEX Options similar to those that are part of the SPRO10 Index to seek to track, before fees and expenses, the performance of the SPRO10 Index. Put options give the holder (i.e., the buyer) the right to sell an asset (or deliver cash value of the index, in case of index put option) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the index, in case of index put option) at a certain defined price. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the index, in case of index call option) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the index, in case of index call option) at a certain defined price.

The FLEX Options the Fund uses are designed to protect an investment that is designed to track the S&P 500® Index against a decline of up to 10% of the S&P 500® Index on an annualized basis. The FLEX Options do not protect against declines of over 10% and investors will bear a loss that is 10% less than the percentage loss on the S&P 500® Index. Further, while the Fund seeks to limit losses from declines up to 10% of the S&P 500® Index on an annualized basis, there is no guarantee that it will do so. The FLEX Options also are intended to allow the Fund to participate on gains in the S&P 500® Index up to a maximum cap. Thus, even if S&P 500® Index gains exceed that maximum cap, the Fund’s gains will be capped.

As the options mature approximately every year, they are replaced. By replacing options annually, the Fund seeks to ensure that investments made in October are continuously protecting against downturns and sacrificing upswings realized in October in the following year. As explained in the Principal Risks disclosure, a key underlying component of the successful implementation of the Fund’s investment strategy is that an investor should stay invested in the Fund for at least one year.

Any FLEX Options that are written by the Fund that create an obligation to sell or buy an asset will be offset with a position in FLEX Options purchased by the Fund that to create the right to buy or sell the same asset such that the Fund will always be in a net long position. That is, any obligations of the Fund created by its writing of FLEX Options will be covered by offsetting positions in other purchased FLEX Options.

From time to time, the Fund may hold a portion of its assets in cash or invest them in liquid, short-term investments, including U.S. government obligations, certificates of deposit, commercial paper, other investment companies, money market instruments or other securities.

Because of certain potential limitations of the Investment Company Act of 1940 associated with trading options on the Cboe and any other exchanges owned or controlled by Cboe Holdings, Inc. (“Cboe Exchanges”), the Fund will direct all broker-dealers to not effect transactions in options on any Cboe Exchanges until such time that appropriate exemptive and/or no-action relief is obtained from the Securities and Exchange Commission (“SEC”) and/or its staff by the Adviser, the Cboe and/or any mutual funds advised by the Adviser. This restriction shall not prevent the Adviser or the Fund from engaging in other transactions or receiving other services from the Cboe or for which the Cboe may receive a benefit, such as pricing services, provided such transactions and/or the receipt of such services is consistent with applicable statutes, rules, regulations and interpretive positions of the SEC and its staff.

Principal Risks

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s net asset value and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Derivative Securities Risk. The Fund may invest in derivative securities. These are financial instruments that derive their performance from the performance of an underlying asset or index. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Fund. The Fund could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

FLEX Options Risk. The Fund expects to utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. FLEX Options are also subject to the Derivative Securities Risk described above.

Index Limitations. The SPRO10 Index is designed to represent a proposed option strategy. The Index Calculation Agent utilizes an option valuation model to calculate the value of portfolio of FLEX Options that are constituents of the SPRO10 Index. Failure by the Index Calculation Agent to fully comprehend and accurately model the constituent FLEX Options may cause the performance of the Index to vary from the performance of an actual portfolio of the constituent FLEX Options or the performance of the Fund. Like many passive indexes, the SPRO10 Index does not take into account significant factors such as transaction costs and taxes and, because of factors such as these, the Fund’s portfolio should be expected to underperform passive indexes.

Index Sampling Risk. Index sampling risk is the chance that the investments selected for the Fund, in the aggregate, will not provide investment performance matching that of the SPRO10 Index. The Adviser expects the index sampling risk to be low.

Newly Created Index Risk. The SPRO10 Index is newly created and has a limited history of performance. As such, it is uncertain how closely the SPRO10 Index may be able to track the performance of an actual portfolio of the constituent FLEX Options that comprise the SPRO10 Index.

The Fund’s investment strategy is designed to achieve the targeted returns linked to the S&P 500® Index over the holding period of approximately one year. The Fund’s investment strategy has been designed to deliver on targeted returns linked to the S&P 500® Index if the shares are bought on the third Wednesday of October and held until the third Wednesday of the following October. For purchase or sale of the shares outside this holding period, the value of the securities in the Fund could vary because of related factors other than the level of the S&P 500® Index.

Equity Risk. The SPRO10 Index provides an investor exposure to the equity securities markets. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates.

Exchange-Traded Funds Risk. The Fund may invest in FLEX Options that reference an exchange-traded fund (“ETF”) that tracks the S&P 500® Index. The risks of investment in such options typically reflect the risks of types of instruments in which the exchange-traded funds (“ETF”) invest. The value of an ETF is subject to change as the values of the component securities of the index that the ETF seeks to track fluctuate. An ETF that seeks to track the S&P 500® Index may not exactly match the performance of the S&P 500® Index due to cash drag, differences between the portfolio of the ETF and the components of the S&P 500® Index, expenses and other factors. Certain options on an ETF may not qualify as “section 1256 contracts” under section 1256 of the Internal Revenue Code of 1986, as amended, and disposition of such options will likely result in short-term or long-term capital gains or losses depending on the holding period.

Fixed-Income Securities Risk. The Fund may invest in fixed-income (debt) securities, which are generally subject to the following risks:

•
Credit Risk. The financial condition of an issuer of a fixed-income security may cause the issuer to default. A decline in an issuer’s credit rating may cause a decrease in the value of the security and an increase in investment risk and price volatility.

•
Interest Rate Risk. An increase in interest rates typically causes a decrease in the value of fixed income securities in which the Fund may invest. Given the historically low interest rate environment, risks associated with rising rates are heightened. Fixed-income securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than fixed-income securities with shorter durations.

Indexed Securities and Derivatives Risk. If a security or derivative is linked to the performance of an index, it may be subject to the risks associated with changes in that index.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government and/or Federal Reserve, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

Non-Diversification Risk. The Fund is non-diversified. The performance of a non-diversified fund may be more volatile than the performance of a diversified fund. As a non-diversified fund, the Fund may hold fewer investments than a fund that is a diversified fund.

Options Risk. The price of an option, which is a function of interest rates, volatility, dividends, the exercise price, S&P 500® Index changes, and other market factors, may change rapidly over time. Options may expire unexercised, causing the Fund to lose the premium paid for the options. The Fund could experience a loss if securities underlying the options do not perform as anticipated. There may be an imperfect correlation between the prices of options and movements in the price of the securities, stock indexes or ETFs on which the options are based.

Market Risk. The value of your investment may fall over time because the Fund is subject to market risk. Because stock prices and the prices of the FLEX Options tend to fluctuate, the value of your investment in the Fund may increase or decrease. The shares of the Fund at any point in time may be worth less than the original investment.

Leveraging Risk. The use of leverage, such as that embedded in options, could magnify the Fund’s gains or losses.

The positive or negative Fund return is subject to a capped upside and partial downside protection. The target return or loss for an investment in the Fund is based on an assumption of holding the investment from the third Wednesday of the month to the third Wednesday of the same month the following year, the price performance of the S&P 500® Index or the Reference ETF, and the maximum Capped Return. Because the Fund’s return will be capped, the return of the Fund may be less than the performance of the S&P 500® Index or the Reference ETF. The Fund’s ability to provide enhanced return, capped upside and partial downside protection is dependent on shareholders purchasing shares on the third Wednesday of the month and holding till the third Wednesday of the same month the following year. You may realize a return or loss that is higher or lower than the intended returns or losses as a result of purchasing shares or redeeming shares outside the investment time period, where the FLEX Options are otherwise liquidated by the Fund prior to expiration, if a corporate action occurs with respect to the S&P 500® Index or the Reference ETF, or increases in potential tax-related expenses and other expenses of the Fund above estimated levels.

The Fund is subject to performance and equity risk related to the Reference ETF, the S&P 500® Index and securities comprising the S&P 500® Index. The formulas to calculate the options’ payments at expiration is based on the price performance of the S&P 500® Index or the Reference ETF. The FLEX Options represent indirect positions in the S&P 500® Index or the Reference ETF and are subject to changes in value as the price of the S&P 500® Index or the Reference ETF rises or falls. The value of the FLEX Options may be adversely affected by various factors affecting the Reference ETF, the S&P 500® Index and the value of the securities comprising the S&P 500® Index. The settlement value of the FLEX Options is based on the S&P 500® Index or the Reference ETF Closing Value on the option expiration date only, and will be substantially determined by market conditions as of such time. The Reference ETF seeks to replicate the performance of the S&P 500® Index. The value of the Reference ETF will fluctuate over time based on fluctuations in the value of the stocks held by the Reference ETF which may be impacted by changes in general economic conditions, expectations for future economic growth and corporate profits, interest rates and the supply and demand for stocks that are components of the S&P 500® Index. Although common stocks have historically generated higher average returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatile returns. Common stocks are structurally subordinated to preferred stocks, bonds and other debt instruments in a company’s capital structure, and represent a residual claim on the issuer’s assets that have no value unless such assets are sufficient to cover all other claims.

Risk of Loss. The Fund does not provide principal protection and you may not receive a return of the capital you invest.

The value of the Written Options has a negative impact on the value of your investment. The Written Options create an obligation to make a payment in contrast to the Purchased Options which create the potential for receipt of a payment. As the value of the Written Options increases, it has a negative impact on the value of your shares in the Fund.

The value of the FLEX Options may change with the implied volatility of the Reference ETF, the S&P 500® Index and the securities comprising the S&P 500® Index. No one can predict whether implied volatility will rise or fall in the future.

The value of the Fund does not appreciate due to dividend payments paid by the Reference ETF. The Fund seeks to provide target returns on the price performance of the Reference ETF, which does not include returns from dividends paid by the Reference ETF.

The value of the Fund does not appreciate due to dividend payments paid by the companies in the S&P 500® Index .. The Fund seeks to provide target returns on the price performance of the S&P 500® Index, which does not include returns from dividends paid by the companies in the S&P 500® Index.

The values of the FLEX Options do not increase or decrease at the same rate as the Reference ETF or the S&P 500® Index. The FLEX Options are all European style options, which means that they will be exercisable at the strike price only on the option expiration date. The value of the FLEX Options prior to the option expiration date may vary because of related factors other than the price of shares of the Reference ETF. The value of the Reference ETF will not increase or decrease at the same rate as the S&P 500® Index due to “tracking error” described below.

Certain features of the Reference ETF, which is an exchange-traded fund, will impact the value of the Fund’s Shares. The value of the Reference ETF is subject to the following factors:

•
Passive Investment Risk. The Reference ETF is not actively managed and attempts to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Reference ETF will hold constituent securities of the S&P 500® Index regardless of the current or projected performance on a specific security or particular industry or market sector, which could impact the unit price of the Reference ETF, the FLEX Options and the Fund.

•
Tracking Error. Exchange-traded funds face index correlation risk which is the risk that the performance of an exchange-traded fund will vary from the actual performance of the target index, known as “tracking error”. It is possible that the Reference ETF may not fully replicate or may, in certain circumstances, diverge significantly from the performance of the S&P 500® Index due to the Reference ETF not investing in all stocks comprising the S&P 500® Index, temporary unavailability of certain securities in the secondary market, differences in trading hours between the Reference ETF and securities comprising the S&P 500® Index, the occurrence of corporate actions (mergers and spinoffs) or due to other circumstances.

•
Securities Lending Risk. The Reference ETF may engage in securities lending. Securities lending involves the risk that the Reference ETF may lose money because the borrower of the Reference ETF’s loaned securities fails to return the securities in a timely manner or at all.

•	Fees and Expenses. Unlike the S&P 500® Index, the Reference ETF will reflect transaction costs and fees that will reduce its price performance relative to the S&P 500® Index.
•	Discount. Shares of exchange-traded funds tend to trade at a discount from their net asset value.

Credit Risk. Credit risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations.

Liquidity Risk. Liquidity risk is the risk that the Fund may be unable to sell a FLEX Option. No one can guarantee that a liquid secondary trading market will exist for the FLEX Options. Trading in the FLEX Options may be less deep and liquid than certain other securities. FLEX Options may be less liquid than certain non-customized options. The Fund expects that its portfolio will be comprised of 10% or less of its net asset value in illiquid securities. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and your investment.

Under certain circumstances, current market prices may not be available with respect to the FLEX Options. Under those circumstances, the value of the FLEX Options will require more reliance on the Adviser’s judgment than that required for securities for which there is an active trading market. This creates a risk of mispricing or improper valuation of the FLEX Options which could impact the value received or paid for shares.

Management Risk. The skill and judgment of the Adviser in selecting investments will play a significant role in the Fund’s ability to achieve its investment objective. The Adviser and the portfolio managers have never managed this strategy in a mutual fund and this lack of experience may detract from the ability of the Fund to achieve its objective.

New Fund Risk. The Fund is recently formed. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing their respective investment strategies, may not employ a successful investment strategy, or may fail to attract sufficient assets to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences.

Tracking Error Risk. The Fund’s return may not match or achieve a high degree of correlation with the return of the SPRO10 Index. A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the SPRO10 Index, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The factors that may adversely affect the Fund’s correlation with the SPRO10 Index include fees, expenses, transaction costs, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities in which the Fund invests. While the Fund attempts to track the performance of the SPRO10 Index by investing all, or substantially all, of its assets in the types of securities that make up the SPRO10 Index, at times, the Fund may not have investment exposure to all securities in the SPRO10 Index, or its weighting of investment exposure to securities may be different from that of the SPRO10 Index. In addition, the Fund may invest in securities not included in the SPRO10 Index. The Fund may take or refrain from taking positions in order to improve tax efficiency, or comply with regulatory restrictions, either of which may negatively affect the Fund’s correlation with the SPRO10 Index. The Fund may also be subject to movements of assets into and out of the Fund in sizes that may differ from the size of the FLEX option contracts that constitute SPRO10 Index, potentially resulting in the Fund being over- or underexposed to the SPRO10 Index and may be impacted by reconstitutions and rebalancing events. Any of these factors could decrease correlation between the performance of the Fund and the SPRO10 Index and may hinder the Fund’s ability to meet its investment objective.

Tax Risk. The Fund expects to comply with the requirements of the Internal Revenue Code and other laws so that it will be taxed as a “regulated Investment company”; however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle’ rules, and various loss limitation provisions of the Internal Revenue Code.

Performance History

The Fund recently commenced operations and, as a result, does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance is not necessarily an indication of how the Fund will perform in the future.

Updated performance information is available at www.cboevest.com/mutualfunds/ or by calling the Fund toll-free at 855-505-VEST (8378).

CBOE Vest S&P 500 Buffer Strategy (November) Fund
FUND SUMMARY – Cboe Vest S & P 500 ® Buffer Strategy (November) Fund
Investment Objective

The Cboe Vest S&P 500® Buffer Strategy (November) Fund (solely for this Fund Summary, the “Fund”) seeks to track, before fees and expenses, the performance of the Cboe® S&P 500® Buffer Protect Index November Series (the “SPRO11 Index”).

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section “Distribution Arrangements” and in the section “Distribution” in the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

General Overview of the Fund’s Portfolio Construction

As explained in greater detail below, the Fund attempts to meet its objective of tracking, before fees and expenses, the performance of the SPRO11 Index, by constructing a portfolio of specially designed options that are similar to options that comprise the SPRO11 Index. Before you read more about the specifics of the Adviser’s Investment Approach to managing the Fund, it is important to understand the SPRO11 Index. Immediately following this section is information about the SPRO11 Index and its constituent parts. Following this disclosure is information about the Adviser’s Investment Approach (i.e., how the Adviser manages the Fund to achieve its objective).

About the SPRO11 Index

The methodology of the SPRO11 Index was created by the Chicago Board Options Exchange (“Cboe®”), an affiliate of the Adviser. The value of the SPRO11 Index is calculated daily as of the close of trading hours on the New York Stock Exchange by Cboe® (the “Index Calculation Agent”) utilizing an option valuation model and data provided by Cboe®. The SPRO11 Index is designed to measure the returns of a hypothetical portfolio of exchange-traded FLexible EXchange® Options (“FLEX Options”) that reference the S&P 500® Index and are designed to track the returns of a “Buffer Protect” options strategy.

Buffer Protect options strategy: A Buffer Protect options strategy is a type of Target Outcome strategy. A Target Outcome strategy seeks to target returns from an investment that is bought at inception of the strategy and held for a specific period of time. A Buffer Protect options strategy is an investment in a portfolio of options linked to an underlying asset which when bought at inception of the strategy and held to the expiration of the options seeks to target returns that buffer protect against downside losses due to decline in the underlying asset, while providing participation up to a maximum capped gain in the underlying asset.

The SPRO11 Index measures the performance of portfolio of exchange trade FLEX Options that replicate the returns of a continuously rolling Buffer Protect options strategy that has its inception on the third Wednesday of November and if held to the third Wednesday of November the following year, seeks to buffer protect against the first 10% of losses due to a decline in the S&P 500® Index, while providing participation up to a maximum capped gain. The capped level of the Buffer Protect options strategy is determined by the Index Calculation Agent on the third Wednesday of November pursuant to a mathematical calculation such that the value of the portfolio of FLEX Options that comprises the SPRO11 is equivalent to the value of the S&P 500® Index.

Index composition: The SPRO11 Index measures the performance of a portfolio of six purchased and written exchange-traded FLEX Options referencing the S&P 500® Index, that are each entered into on the third Wednesday of November and expire on the third Wednesday of November the following year. The options are:

•
Purchased Index Call Options. The “Purchased Index Call Options” are call options purchased each with a strike price at 50% of the “Initial Level,” which is the price of the S&P 500® Index on the third Wednesday of November.

•	Written Type A Index Call Options. The “Written Type A Index Call Options” are call options written each with a strike price at the Initial Level.
•	Written Type B Index Call Options. The “Written Type B Index Call Options” are call options written each with a strike price that will be determined on the third Wednesday of November.
•	Written Type A Index Put Options. The “Written Type A Index Put Options” are put options written each with a strike price at 50% of the Initial Level.
•	Written Type B Index Put Options. The “Written Type B Index Put Options” are put options written each with a strike price at 90% of the Initial Level.
•	Purchased Index Put Options. The “Purchased Index Put Options” are put options purchased each with a strike price at the Initial Level.

Adviser’s Investment Approach

To meet its objective of tracking, before fees and expenses, the performance of the SPRO11 Index, the Fund will invest in FLEX Options that are similar to the FLEX Options that comprise the SPRO11. The Fund seeks to returns or losses before all estimated fees and expenses that based on the price performance of the S&P 500® Index from the third Wednesday of November of a given year and held until the third Wednesday of the following November (the “holding period”) subject to the following conditions:

•
If the S&P 500® Index appreciates over the holding period, the Fund seeks to provide shareholders with a total return that increases by the percentage increase of the S&P 500® Index, up to a maximum return that is determined at the start of the holding period (the “Capped Return”);

•	If the S&P 500® Index decreases over the holding period by 10% or less (the “Buffer Amount”), the Fund seeks to provide shareholders with a total return of zero; and

•
If the S&P 500® Index decreases over the holding period by more than 10%, the Fund seeks to provide shareholders with a total return loss that is 10% less than the percentage loss on the S&P 500® Index a with a maximum loss of approximately 90%.

The Fund will construct a non-diversified portfolio that may include exchange-traded FLEX Options that reference the S&P 500® Index and / or exchange-traded funds that seeks to track the S&P 500® Index (the “Reference ETF”). Specifically, the Fund may consist of purchased call FLEX Options (i.e., options that gives the Fund the right to buy the Reference ETF or the value of the S&P 500® Index), written put FLEX Options (i.e., options that obligate the Fund the buy the Reference ETF or the value of the S&P 500® Index), purchased put FLEX Options (i.e., options that give the Fund the right to sell the Reference ETF or the value of the S&P 500® Index), and written call FLEX Options (i.e., options that obligate the Fund to sell the Reference ETF or the value of the S&P 500® Index) and fixed income securities issued by the US Treasury of duration of approximately one year or less. The Fund is designed to provide partial protection from market downturns at the expense of limiting gains when the market is strongly positive. The Fund’s portfolio will be designed to provide investment returns that are correlated with, but less volatile than, those of the S&P 500® Index and by tracking the SPRO11 Index to mitigate losses when the S&P 500® Index declines in exchange for accepting a limit on gains when the S&P 500® Index increases. By seeking to track the SPRO11 Index, the Fund seeks to provide an investment vehicle with a risk/reward profile in which the risks in comparison to a hypothetical investment in the S&P 500® Index are somewhat limited, as are the potential rewards.

Option contracts on an index give one party the right to receive or deliver cash value of the particular index, and another party the obligation to receive or deliver the cash value of that index. Option contracts on an individual security such as an ETF give one party the right to buy or sell the particular security, and another party the obligation to sell or buy that same security. Many options are exchange-traded and are available to investors with set or defined contract terms. The Fund will use FLEX Options, which are customized equity or index option contracts that trade on an exchange, but that provide investors with the ability to customize key contract terms like exercise prices, styles (i.e., American-style exercisable any time prior to the expiration date or European-style exercisable only on the option expiration date) and expiration dates. Like standardized exchange-traded options, FLEX Options are guaranteed for settlement by The Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. FLEX Options provide investors with the ability to customize key terms, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of Over-the-Counter (“OTC”) options positions.

The SPRO11 Index measures the performance of a portfolio of purchased and written put and call FLEX options. The Fund will utilize purchased and written put and call FLEX Options similar to those that are part of the SPRO11 Index to seek to track, before fees and expenses, the performance of the SPRO11 Index. Put options give the holder (i.e., the buyer) the right to sell an asset (or deliver cash value of the index, in case of index put option) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the index, in case of index put option) at a certain defined price. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the index, in case of index call option) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the index, in case of index call option) at a certain defined price.

The FLEX Options the Fund uses are designed to protect an investment that is designed to track the S&P 500® Index against a decline of up to 10% of the S&P 500® Index on an annualized basis. The FLEX Options do not protect against declines of over 10% and investors will bear a loss that is 10% less than the percentage loss on the S&P 500® Index. Further, while the Fund seeks to limit losses from declines up to 10% of the S&P 500® Index on an annualized basis, there is no guarantee that it will do so. The FLEX Options also are intended to allow the Fund to participate on gains in the S&P 500® Index up to a maximum cap. Thus, even if S&P 500® Index gains exceed that maximum cap, the Fund’s gains will be capped.

As the options mature approximately every year, they are replaced. By replacing options annually, the Fund seeks to ensure that investments made in November are continuously protecting against downturns and sacrificing upswings realized in November in the following year. As explained in the Principal Risks disclosure, a key underlying component of the successful implementation of the Fund’s investment strategy is that an investor should stay invested in the Fund for at least one year.

Any FLEX Options that are written by the Fund that create an obligation to sell or buy an asset will be offset with a position in FLEX Options purchased by the Fund that to create the right to buy or sell the same asset such that the Fund will always be in a net long position. That is, any obligations of the Fund created by its writing of FLEX Options will be covered by offsetting positions in other purchased FLEX Options.

From time to time, the Fund may hold a portion of its assets in cash or invest them in liquid, short-term investments, including U.S. government obligations, certificates of deposit, commercial paper, other investment companies, money market instruments or other securities.

Because of certain potential limitations of the Investment Company Act of 1940 associated with trading options on the Cboe and any other exchanges owned or controlled by Cboe Holdings, Inc. (“Cboe Exchanges”), the Fund will direct all broker-dealers to not effect transactions in options on any Cboe Exchanges until such time that appropriate exemptive and/or no-action relief is obtained from the Securities and Exchange Commission (“SEC”) and/or its staff by the Adviser, the Cboe and/or any mutual funds advised by the Adviser. This restriction shall not prevent the Adviser or the Fund from engaging in other transactions or receiving other services from the Cboe or for which the Cboe may receive a benefit, such as pricing services, provided such transactions and/or the receipt of such services is consistent with applicable statutes, rules, regulations and interpretive positions of the SEC and its staff.

Principal Risks

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s net asset value and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Derivative Securities Risk. The Fund may invest in derivative securities. These are financial instruments that derive their performance from the performance of an underlying asset or index. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Fund. The Fund could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

FLEX Options Risk. The Fund expects to utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. FLEX Options are also subject to the Derivative Securities Risk described above.

Index Limitations. The SPRO11 Index is designed to represent a proposed option strategy. The Index Calculation Agent utilizes an option valuation model to calculate the value of portfolio of FLEX Options that are constituents of the SPRO11 Index. Failure by the Index Calculation Agent to fully comprehend and accurately model the constituent FLEX Options may cause the performance of the Index to vary from the performance of an actual portfolio of the constituent FLEX Options or the performance of the Fund. Like many passive indexes, the SPRO11 Index does not take into account significant factors such as transaction costs and taxes and, because of factors such as these, the Fund’s portfolio should be expected to underperform passive indexes.

Index Sampling Risk. Index sampling risk is the chance that the investments selected for the Fund, in the aggregate, will not provide investment performance matching that of the SPRO11 Index. The Adviser expects the index sampling risk to be low.

Newly Created Index Risk. The SPRO11 Index is newly created and has a limited history of performance. As such, it is uncertain how closely the SPRO11 Index may be able to track the performance of an actual portfolio of the constituent FLEX Options that comprise the SPRO11 Index.

The Fund’s investment strategy is designed to achieve the targeted returns linked to the S&P 500® Index over the holding period of approximately one year. The Fund’s investment strategy has been designed to deliver on targeted returns linked to the S&P 500® Index if the shares are bought on the third Wednesday of November and held until the third Wednesday of the following November. For purchase or sale of the shares outside this holding period, the value of the securities in the Fund could vary because of related factors other than the level of the S&P 500® Index.

Equity Risk. The SPRO11 Index provides an investor exposure to the equity securities markets. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates.

Exchange-Traded Funds Risk. The Fund may invest in FLEX Options that reference an exchange-traded fund (“ETF”) that tracks the S&P 500® Index. The risks of investment in such options typically reflect the risks of types of instruments in which the exchange-traded funds (“ETF”) invest. The value of an ETF is subject to change as the values of the component securities of the index that the ETF seeks to track fluctuate. An ETF that seeks to track the S&P 500® Index may not exactly match the performance of the S&P 500® Index due to cash drag, differences between the portfolio of the ETF and the components of the S&P 500® Index, expenses and other factors. Certain options on an ETF may not qualify as “section 1256 contracts” under section 1256 of the Internal Revenue Code of 1986, as amended, and disposition of such options will likely result in short-term or long-term capital gains or losses depending on the holding period.

Fixed-Income Securities Risk. The Fund may invest in fixed-income (debt) securities, which are generally subject to the following risks:

•
Credit Risk. The financial condition of an issuer of a fixed-income security may cause the issuer to default. A decline in an issuer’s credit rating may cause a decrease in the value of the security and an increase in investment risk and price volatility.

•
Interest Rate Risk. An increase in interest rates typically causes a decrease in the value of fixed income securities in which the Fund may invest. Given the historically low interest rate environment, risks associated with rising rates are heightened. Fixed-income securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than fixed-income securities with shorter durations.

Indexed Securities and Derivatives Risk. If a security or derivative is linked to the performance of an index, it may be subject to the risks associated with changes in that index.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government and/or Federal Reserve, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

Non-Diversification Risk. The Fund is non-diversified. The performance of a non-diversified fund may be more volatile than the performance of a diversified fund. As a non-diversified fund, the Fund may hold fewer investments than a fund that is a diversified fund.

Options Risk. The price of an option, which is a function of interest rates, volatility, dividends, the exercise price, S&P 500® Index changes, and other market factors, may change rapidly over time. Options may expire unexercised, causing the Fund to lose the premium paid for the options. The Fund could experience a loss if securities underlying the options do not perform as anticipated. There may be an imperfect correlation between the prices of options and movements in the price of the securities, stock indexes or ETFs on which the options are based.

Market Risk. The value of your investment may fall over time because the Fund is subject to market risk. Because stock prices and the prices of the FLEX Options tend to fluctuate, the value of your investment in the Fund may increase or decrease. The shares of the Fund at any point in time may be worth less than the original investment.

Leveraging Risk. The use of leverage, such as that embedded in options, could magnify the Fund’s gains or losses.

The positive or negative Fund return is subject to a capped upside and partial downside protection. The target return or loss for an investment in the Fund is based on an assumption of holding the investment from the third Wednesday of the month to the third Wednesday of the same month the following year, the price performance of the S&P 500® Index or the Reference ETF, and the maximum Capped Return. Because the Fund’s return will be capped, the return of the Fund may be less than the performance of the S&P 500® Index or the Reference ETF. The Fund’s ability to provide enhanced return, capped upside and partial downside protection is dependent on shareholders purchasing shares on the third Wednesday of the month and holding till the third Wednesday of the same month the following year. You may realize a return or loss that is higher or lower than the intended returns or losses as a result of purchasing shares or redeeming shares outside the investment time period, where the FLEX Options are otherwise liquidated by the Fund prior to expiration, if a corporate action occurs with respect to the S&P 500® Index or the Reference ETF, or increases in potential tax-related expenses and other expenses of the Fund above estimated levels.

The Fund is subject to performance and equity risk related to the Reference ETF, the S&P 500® Index and securities comprising the S&P 500® Index. The formulas to calculate the options’ payments at expiration is based on the price performance of the S&P 500® Index or the Reference ETF. The FLEX Options represent indirect positions in the S&P 500® Index or the Reference ETF and are subject to changes in value as the price of the S&P 500® Index or the Reference ETF rises or falls. The value of the FLEX Options may be adversely affected by various factors affecting the Reference ETF, the S&P 500® Index and the value of the securities comprising the S&P 500® Index. The settlement value of the FLEX Options is based on the S&P 500® Index or the Reference ETF Closing Value on the option expiration date only, and will be substantially determined by market conditions as of such time. The Reference ETF seeks to replicate the performance of the S&P 500® Index. The value of the Reference ETF will fluctuate over time based on fluctuations in the value of the stocks held by the Reference ETF which may be impacted by changes in general economic conditions, expectations for future economic growth and corporate profits, interest rates and the supply and demand for stocks that are components of the S&P 500® Index. Although common stocks have historically generated higher average returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatile returns. Common stocks are structurally subordinated to preferred stocks, bonds and other debt instruments in a company’s capital structure, and represent a residual claim on the issuer’s assets that have no value unless such assets are sufficient to cover all other claims.

Risk of Loss. The Fund does not provide principal protection and you may not receive a return of the capital you invest.

The value of the Written Options has a negative impact on the value of your investment. The Written Options create an obligation to make a payment in contrast to the Purchased Options which create the potential for receipt of a payment. As the value of the Written Options increases, it has a negative impact on the value of your shares in the Fund.

The value of the FLEX Options may change with the implied volatility of the Reference ETF, the S&P 500® Index and the securities comprising the S&P 500® Index. No one can predict whether implied volatility will rise or fall in the future.

The value of the Fund does not appreciate due to dividend payments paid by the Reference ETF. The Fund seeks to provide target returns on the price performance of the Reference ETF, which does not include returns from dividends paid by the Reference ETF.

The value of the Fund does not appreciate due to dividend payments paid by the companies in the S&P 500® Index .. The Fund seeks to provide target returns on the price performance of the S&P 500® Index, which does not include returns from dividends paid by the companies in the S&P 500® Index.

The values of the FLEX Options do not increase or decrease at the same rate as the Reference ETF or the S&P 500® Index. The FLEX Options are all European style options, which means that they will be exercisable at the strike price only on the option expiration date. The value of the FLEX Options prior to the option expiration date may vary because of related factors other than the price of shares of the Reference ETF. The value of the Reference ETF will not increase or decrease at the same rate as the S&P 500® Index due to “tracking error” described below.

Certain features of the Reference ETF, which is an exchange-traded fund, will impact the value of the Fund’s Shares. The value of the Reference ETF is subject to the following factors:

•
Passive Investment Risk. The Reference ETF is not actively managed and attempts to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Reference ETF will hold constituent securities of the S&P 500® Index regardless of the current or projected performance on a specific security or particular industry or market sector, which could impact the unit price of the Reference ETF, the FLEX Options and the Fund.

•
Tracking Error. Exchange-traded funds face index correlation risk which is the risk that the performance of an exchange-traded fund will vary from the actual performance of the target index, known as “tracking error”. It is possible that the Reference ETF may not fully replicate or may, in certain circumstances, diverge significantly from the performance of the S&P 500® Index due to the Reference ETF not investing in all stocks comprising the S&P 500® Index, temporary unavailability of certain securities in the secondary market, differences in trading hours between the Reference ETF and securities comprising the S&P 500® Index, the occurrence of corporate actions (mergers and spinoffs) or due to other circumstances.

•
Securities Lending Risk. The Reference ETF may engage in securities lending. Securities lending involves the risk that the Reference ETF may lose money because the borrower of the Reference ETF’s loaned securities fails to return the securities in a timely manner or at all.

•	Fees and Expenses. Unlike the S&P 500® Index, the Reference ETF will reflect transaction costs and fees that will reduce its price performance relative to the S&P 500® Index.
•	Discount. Shares of exchange-traded funds tend to trade at a discount from their net asset value.

Credit Risk. Credit risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations.

Liquidity Risk. Liquidity risk is the risk that the Fund may be unable to sell a FLEX Option. No one can guarantee that a liquid secondary trading market will exist for the FLEX Options. Trading in the FLEX Options may be less deep and liquid than certain other securities. FLEX Options may be less liquid than certain non-customized options. The Fund expects that its portfolio will be comprised of 10% or less of its net asset value in illiquid securities. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and your investment.

Under certain circumstances, current market prices may not be available with respect to the FLEX Options. Under those circumstances, the value of the FLEX Options will require more reliance on the Adviser’s judgment than that required for securities for which there is an active trading market. This creates a risk of mispricing or improper valuation of the FLEX Options which could impact the value received or paid for shares.

Management Risk. The skill and judgment of the Adviser in selecting investments will play a significant role in the Fund’s ability to achieve its investment objective. The Adviser and the portfolio managers have never managed this strategy in a mutual fund and this lack of experience may detract from the ability of the Fund to achieve its objective.

New Fund Risk. The Fund is recently formed. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing their respective investment strategies, may not employ a successful investment strategy, or may fail to attract sufficient assets to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences.

Tracking Error Risk. The Fund’s return may not match or achieve a high degree of correlation with the return of the SPRO11 Index. A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the SPRO11 Index, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The factors that may adversely affect the Fund’s correlation with the SPRO11 Index include fees, expenses, transaction costs, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities in which the Fund invests. While the Fund attempts to track the performance of the SPRO11 Index by investing all, or substantially all, of its assets in the types of securities that make up the SPRO11 Index, at times, the Fund may not have investment exposure to all securities in the SPRO11 Index, or its weighting of investment exposure to securities may be different from that of the SPRO11 Index. In addition, the Fund may invest in securities not included in the SPRO11 Index. The Fund may take or refrain from taking positions in order to improve tax efficiency, or comply with regulatory restrictions, either of which may negatively affect the Fund’s correlation with the SPRO11 Index. The Fund may also be subject to movements of assets into and out of the Fund in sizes that may differ from the size of the FLEX option contracts that constitute SPRO11 Index, potentially resulting in the Fund being over- or underexposed to the SPRO11 Index and may be impacted by reconstitutions and rebalancing events. Any of these factors could decrease correlation between the performance of the Fund and the SPRO11 Index and may hinder the Fund’s ability to meet its investment objective.

Tax Risk. The Fund expects to comply with the requirements of the Internal Revenue Code and other laws so that it will be taxed as a “regulated Investment company”; however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle’ rules, and various loss limitation provisions of the Internal Revenue Code.

Performance History

The Fund recently commenced operations and, as a result, does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance is not necessarily an indication of how the Fund will perform in the future.

Updated performance information is available at www.cboevest.com/mutualfunds/ or by calling the Fund toll-free at 855-505-VEST (8378).

CBOE Vest S&P 500 Buffer Strategy (December) Fund
FUND SUMMARY - Cboe Vest S?char_error? 500 Buffer Strategy (December) Fund
Investment Objective

The Cboe Vest S&P 500® Buffer Strategy (December) Fund (solely for this Fund Summary, the “Fund”) seeks to track, before fees and expenses, the performance of the Cboe® S&P 500® Buffer Protect Index December Series (the “SPRO12 Index”).

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section “Distribution Arrangements” and in the section “Distribution” in the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

General Overview of the Fund’s Portfolio Construction

As explained in greater detail below, the Fund attempts to meet its objective of tracking, before fees and expenses, the performance of the SPRO12 Index, by constructing a portfolio of specially designed options that are similar to options that comprise the SPRO12 Index. Before you read more about the specifics of the Adviser’s Investment Approach to managing the Fund, it is important to understand the SPRO12 Index. Immediately following this section is information about the SPRO12 Index and its constituent parts. Following this disclosure is information about the Adviser’s Investment Approach (i.e., how the Adviser manages the Fund to achieve its objective).

About the SPRO12 Index

The methodology of the SPRO12 Index was created by the Chicago Board Options Exchange (“Cboe®”), an affiliate of the Adviser. The value of the SPRO12 Index is calculated daily as of the close of trading hours on the New York Stock Exchange by Cboe® (the “Index Calculation Agent”) utilizing an option valuation model and data provided by Cboe®. The SPRO12 Index is designed to measure the returns of a hypothetical portfolio of exchange-traded FLexible EXchange® Options (“FLEX Options”) that reference the S&P 500® Index and are designed to track the returns of a “Buffer Protect” options strategy.

Buffer Protect options strategy: A Buffer Protect options strategy is a type of Target Outcome strategy. A Target Outcome strategy seeks to target returns from an investment that is bought at inception of the strategy and held for a specific period of time. A Buffer Protect options strategy is an investment in a portfolio of options linked to an underlying asset which when bought at inception of the strategy and held to the expiration of the options seeks to target returns that buffer protect against downside losses due to decline in the underlying asset, while providing participation up to a maximum capped gain in the underlying asset.

The SPRO12 Index measures the performance of portfolio of exchange trade FLEX Options that replicate the returns of a continuously rolling Buffer Protect options strategy that has its inception on the third Wednesday of December and if held to the third Wednesday of December the following year, seeks to buffer protect against the first 10% of losses due to a decline in the S&P 500® Index, while providing participation up to a maximum capped gain. The capped level of the Buffer Protect options strategy is determined by the Index Calculation Agent on the third Wednesday of December pursuant to a mathematical calculation such that the value of the portfolio of FLEX Options that comprises the SPRO12 is equivalent to the value of the S&P 500® Index.

Index composition: The SPRO12 Index measures the performance of a portfolio of six purchased and written exchange-traded FLEX Options referencing the S&P 500® Index, that are each entered into on the third Wednesday of December and expire on the third Wednesday of December the following year. The options are:

•
Purchased Index Call Options. The “Purchased Index Call Options” are call options purchased each with a strike price at 50% of the “Initial Level,” which is the price of the S&P 500® Index on the third Wednesday of December.

•	Written Type A Index Call Options. The “Written Type A Index Call Options” are call options written each with a strike price at the Initial Level.
•	Written Type B Index Call Options. The “Written Type B Index Call Options” are call options written each with a strike price that will be determined on the third Wednesday of December.
•	Written Type A Index Put Options. The “Written Type A Index Put Options” are put options written each with a strike price at 50% of the Initial Level.
•	Written Type B Index Put Options. The “Written Type B Index Put Options” are put options written each with a strike price at 90% of the Initial Level.
•	Purchased Index Put Options. The “Purchased Index Put Options” are put options purchased each with a strike price at the Initial Level.

Adviser’s Investment Approach

To meet its objective of tracking, before fees and expenses, the performance of the SPRO12 Index, the Fund will invest in FLEX Options that are similar to the FLEX Options that comprise the SPRO12.

The Fund seeks to returns or losses before all estimated fees and expenses that based on the price performance of the S&P 500® Index from the third Wednesday of December of a given year and held until the third Wednesday of the following December (the “holding period”) subject to the following conditions:

•
If the S&P 500® Index appreciates over the holding period, the Fund seeks to provide shareholders with a total return that increases by the percentage increase of the S&P 500® Index, up to a maximum return that is determined at the start of the holding period (the “Capped Return”);

•	If the S&P 500® Index decreases over the holding period by 10% or less (the “Buffer Amount”), the Fund seeks to provide shareholders with a total return of zero; and

•
If the S&P 500® Index decreases over the holding period by more than 10%, the Fund seeks to provide shareholders with a total return loss that is 10% less than the percentage loss on the S&P 500® Index a with a maximum loss of approximately 90%.

The Fund will construct a non-diversified portfolio that may include exchange-traded FLEX Options that reference the S&P 500® Index and / or exchange-traded funds that seeks to track the S&P 500® Index (the “Reference ETF”). Specifically, the Fund may consist of purchased call FLEX Options (i.e., options that gives the Fund the right to buy the Reference ETF or the value of the S&P 500® Index), written put FLEX Options (i.e., options that obligate the Fund the buy the Reference ETF or the value of the S&P 500® Index), purchased put FLEX Options (i.e., options that give the Fund the right to sell the Reference ETF or the value of the S&P 500® Index), and written call FLEX Options (i.e., options that obligate the Fund to sell the Reference ETF or the value of the S&P 500® Index) and fixed income securities issued by the US Treasury of duration of approximately one year or less. The Fund is designed to provide partial protection from market downturns at the expense of limiting gains when the market is strongly positive. The Fund’s portfolio will be designed to provide investment returns that are correlated with, but less volatile than, those of the S&P 500® Index and by tracking the SPRO12 Index to mitigate losses when the S&P 500® Index declines in exchange for accepting a limit on gains when the S&P 500® Index increases. By seeking to track the SPRO12 Index, the Fund seeks to provide an investment vehicle with a risk/reward profile in which the risks in comparison to a hypothetical investment in the S&P 500® Index are somewhat limited, as are the potential rewards.

Option contracts on an index give one party the right to receive or deliver cash value of the particular index, and another party the obligation to receive or deliver the cash value of that index. Option contracts on an individual security such as an ETF give one party the right to buy or sell the particular security, and another party the obligation to sell or buy that same security. Many options are exchange-traded and are available to investors with set or defined contract terms. The Fund will use FLEX Options, which are customized equity or index option contracts that trade on an exchange, but that provide investors with the ability to customize key contract terms like exercise prices, styles (i.e., American-style exercisable any time prior to the expiration date or European-style exercisable only on the option expiration date) and expiration dates. Like standardized exchange-traded options, FLEX Options are guaranteed for settlement by The Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. FLEX Options provide investors with the ability to customize key terms, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of Over-the-Counter (“OTC”) options positions.

The SPRO12 Index measures the performance of a portfolio of purchased and written put and call FLEX options. The Fund will utilize purchased and written put and call FLEX Options similar to those that are part of the SPRO12 Index to seek to track, before fees and expenses, the performance of the SPRO12 Index. Put options give the holder (i.e., the buyer) the right to sell an asset (or deliver cash value of the index, in case of index put option) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the index, in case of index put option) at a certain defined price. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the index, in case of index call option) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the index, in case of index call option) at a certain defined price.

The FLEX Options the Fund uses are designed to protect an investment that is designed to track the S&P 500® Index against a decline of up to 10% of the S&P 500® Index on an annualized basis. The FLEX Options do not protect against declines of over 10% and investors will bear a loss that is 10% less than the percentage loss on the S&P 500® Index. Further, while the Fund seeks to limit losses from declines up to 10% of the S&P 500® Index on an annualized basis, there is no guarantee that it will do so. The FLEX Options also are intended to allow the Fund to participate on gains in the S&P 500® Index up to a maximum cap. Thus, even if S&P 500® Index gains exceed that maximum cap, the Fund’s gains will be capped.

As the options mature approximately every year, they are replaced. By replacing options annually, the Fund seeks to ensure that investments made in December are continuously protecting against downturns and sacrificing upswings realized in December in the following year. As explained in the Principal Risks disclosure, a key underlying component of the successful implementation of the Fund’s investment strategy is that an investor should stay invested in the Fund for at least one year.

Any FLEX Options that are written by the Fund that create an obligation to sell or buy an asset will be offset with a position in FLEX Options purchased by the Fund that to create the right to buy or sell the same asset such that the Fund will always be in a net long position. That is, any obligations of the Fund created by its writing of FLEX Options will be covered by offsetting positions in other purchased FLEX Options.

From time to time, the Fund may hold a portion of its assets in cash or invest them in liquid, short-term investments, including U.S. government obligations, certificates of deposit, commercial paper, other investment companies, money market instruments or other securities.

Because of certain potential limitations of the Investment Company Act of 1940 associated with trading options on the Cboe and any other exchanges owned or controlled by Cboe Holdings, Inc. (“Cboe Exchanges”), the Fund will direct all broker-dealers to not effect transactions in options on any Cboe Exchanges until such time that appropriate exemptive and/or no-action relief is obtained from the Securities and Exchange Commission (“SEC”) and/or its staff by the Adviser, the Cboe and/or any mutual funds advised by the Adviser. This restriction shall not prevent the Adviser or the Fund from engaging in other transactions or receiving other services from the Cboe or for which the Cboe may receive a benefit, such as pricing services, provided such transactions and/or the receipt of such services is consistent with applicable statutes, rules, regulations and interpretive positions of the SEC and its staff.

Principal Risks

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s net asset value and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Derivative Securities Risk. The Fund may invest in derivative securities. These are financial instruments that derive their performance from the performance of an underlying asset or index. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Fund. The Fund could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

FLEX Options Risk. The Fund expects to utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. FLEX Options are also subject to the Derivative Securities Risk described above.

Index Limitations. The SPRO12 Index is designed to represent a proposed option strategy. The Index Calculation Agent utilizes an option valuation model to calculate the value of portfolio of FLEX Options that are constituents of the SPRO12 Index. Failure by the Index Calculation Agent to fully comprehend and accurately model the constituent FLEX Options may cause the performance of the Index to vary from the performance of an actual portfolio of the constituent FLEX Options or the performance of the Fund. Like many passive indexes, the SPRO12 Index does not take into account significant factors such as transaction costs and taxes and, because of factors such as these, the Fund’s portfolio should be expected to underperform passive indexes.

Index Sampling Risk. Index sampling risk is the chance that the investments selected for the Fund, in the aggregate, will not provide investment performance matching that of the SPRO12 Index. The Adviser expects the index sampling risk to be low.

Newly Created Index Risk. The SPRO12 Index is newly created and has a limited history of performance. As such, it is uncertain how closely the SPRO12 Index may be able to track the performance of an actual portfolio of the constituent FLEX Options that comprise the SPRO12 Index.

The Fund’s investment strategy is designed to achieve the targeted returns linked to the S&P 500® Index over the holding period of approximately one year. The Fund’s investment strategy has been designed to deliver on targeted returns linked to the S&P 500® Index if the shares are bought on the third Wednesday of December and held until the third Wednesday of the following December. For purchase or sale of the shares outside this holding period, the value of the securities in the Fund could vary because of related factors other than the level of the S&P 500® Index.

Equity Risk. The SPRO12 Index provides an investor exposure to the equity securities markets. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates.

Exchange-Traded Funds Risk. The Fund may invest in FLEX Options that reference an exchange-traded fund (“ETF”) that tracks the S&P 500® Index. The risks of investment in such options typically reflect the risks of types of instruments in which the exchange-traded funds (“ETF”) invest. The value of an ETF is subject to change as the values of the component securities of the index that the ETF seeks to track fluctuate. An ETF that seeks to track the S&P 500® Index may not exactly match the performance of the S&P 500® Index due to cash drag, differences between the portfolio of the ETF and the components of the S&P 500® Index, expenses and other factors. Certain options on an ETF may not qualify as “section 1256 contracts” under section 1256 of the Internal Revenue Code of 1986, as amended, and disposition of such options will likely result in short-term or long-term capital gains or losses depending on the holding period.

Fixed-Income Securities Risk. The Fund may invest in fixed-income (debt) securities, which are generally subject to the following risks:

•
Credit Risk. The financial condition of an issuer of a fixed-income security may cause the issuer to default. A decline in an issuer’s credit rating may cause a decrease in the value of the security and an increase in investment risk and price volatility.

•
Interest Rate Risk. An increase in interest rates typically causes a decrease in the value of fixed income securities in which the Fund may invest. Given the historically low interest rate environment, risks associated with rising rates are heightened. Fixed-income securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than fixed-income securities with shorter durations.

Indexed Securities and Derivatives Risk. If a security or derivative is linked to the performance of an index, it may be subject to the risks associated with changes in that index.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government and/or Federal Reserve, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

Non-Diversification Risk. The Fund is non-diversified. The performance of a non-diversified fund may be more volatile than the performance of a diversified fund. As a non-diversified fund, the Fund may hold fewer investments than a fund that is a diversified fund.

Options Risk. The price of an option, which is a function of interest rates, volatility, dividends, the exercise price, S&P 500® Index changes, and other market factors, may change rapidly over time. Options may expire unexercised, causing the Fund to lose the premium paid for the options. The Fund could experience a loss if securities underlying the options do not perform as anticipated. There may be an imperfect correlation between the prices of options and movements in the price of the securities, stock indexes or ETFs on which the options are based.

Market Risk. The value of your investment may fall over time because the Fund is subject to market risk. Because stock prices and the prices of the FLEX Options tend to fluctuate, the value of your investment in the Fund may increase or decrease. The shares of the Fund at any point in time may be worth less than the original investment.

Leveraging Risk. The use of leverage, such as that embedded in options, could magnify the Fund’s gains or losses.

The positive or negative Fund return is subject to a capped upside and partial downside protection. The target return or loss for an investment in the Fund is based on an assumption of holding the investment from the third Wednesday of the month to the third Wednesday of the same month the following year, the price performance of the S&P 500® Index or the Reference ETF, and the maximum Capped Return. Because the Fund’s return will be capped, the return of the Fund may be less than the performance of the S&P 500® Index or the Reference ETF. The Fund’s ability to provide enhanced return, capped upside and partial downside protection is dependent on shareholders purchasing shares on the third Wednesday of the month and holding till the third Wednesday of the same month the following year. You may realize a return or loss that is higher or lower than the intended returns or losses as a result of purchasing shares or redeeming shares outside the investment time period, where the FLEX Options are otherwise liquidated by the Fund prior to expiration, if a corporate action occurs with respect to the S&P 500® Index or the Reference ETF, or increases in potential tax-related expenses and other expenses of the Fund above estimated levels.

The Fund is subject to performance and equity risk related to the Reference ETF, the S&P 500® Index and securities comprising the S&P 500® Index. The formulas to calculate the options’ payments at expiration is based on the price performance of the S&P 500® Index or the Reference ETF. The FLEX Options represent indirect positions in the S&P 500® Index or the Reference ETF and are subject to changes in value as the price of the S&P 500® Index or the Reference ETF rises or falls. The value of the FLEX Options may be adversely affected by various factors affecting the Reference ETF, the S&P 500® Index and the value of the securities comprising the S&P 500® Index. The settlement value of the FLEX Options is based on the S&P 500® Index or the Reference ETF Closing Value on the option expiration date only, and will be substantially determined by market conditions as of such time. The Reference ETF seeks to replicate the performance of the S&P 500® Index. The value of the Reference ETF will fluctuate over time based on fluctuations in the value of the stocks held by the Reference ETF which may be impacted by changes in general economic conditions, expectations for future economic growth and corporate profits, interest rates and the supply and demand for stocks that are components of the S&P 500® Index. Although common stocks have historically generated higher average returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatile returns. Common stocks are structurally subordinated to preferred stocks, bonds and other debt instruments in a company’s capital structure, and represent a residual claim on the issuer’s assets that have no value unless such assets are sufficient to cover all other claims.

Risk of Loss. The Fund does not provide principal protection and you may not receive a return of the capital you invest.

The value of the Written Options has a negative impact on the value of your investment. The Written Options create an obligation to make a payment in contrast to the Purchased Options which create the potential for receipt of a payment. As the value of the Written Options increases, it has a negative impact on the value of your shares in the Fund.

The value of the FLEX Options may change with the implied volatility of the Reference ETF, the S&P 500® Index and the securities comprising the S&P 500® Index. No one can predict whether implied volatility will rise or fall in the future.

The value of the Fund does not appreciate due to dividend payments paid by the Reference ETF. The Fund seeks to provide target returns on the price performance of the Reference ETF, which does not include returns from dividends paid by the Reference ETF.

The value of the Fund does not appreciate due to dividend payments paid by the companies in the S&P 500® Index .. The Fund seeks to provide target returns on the price performance of the S&P 500® Index, which does not include returns from dividends paid by the companies in the S&P 500® Index.

The values of the FLEX Options do not increase or decrease at the same rate as the Reference ETF or the S&P 500® Index. The FLEX Options are all European style options, which means that they will be exercisable at the strike price only on the option expiration date. The value of the FLEX Options prior to the option expiration date may vary because of related factors other than the price of shares of the Reference ETF. The value of the Reference ETF will not increase or decrease at the same rate as the S&P 500® Index due to “tracking error” described below.

Certain features of the Reference ETF, which is an exchange-traded fund, will impact the value of the Fund’s Shares. The value of the Reference ETF is subject to the following factors:

•
Passive Investment Risk. The Reference ETF is not actively managed and attempts to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Reference ETF will hold constituent securities of the S&P 500® Index regardless of the current or projected performance on a specific security or particular industry or market sector, which could impact the unit price of the Reference ETF, the FLEX Options and the Fund.

•
Tracking Error. Exchange-traded funds face index correlation risk which is the risk that the performance of an exchange-traded fund will vary from the actual performance of the target index, known as “tracking error”. It is possible that the Reference ETF may not fully replicate or may, in certain circumstances, diverge significantly from the performance of the S&P 500® Index due to the Reference ETF not investing in all stocks comprising the S&P 500® Index, temporary unavailability of certain securities in the secondary market, differences in trading hours between the Reference ETF and securities comprising the S&P 500® Index, the occurrence of corporate actions (mergers and spinoffs) or due to other circumstances.

•
Securities Lending Risk. The Reference ETF may engage in securities lending. Securities lending involves the risk that the Reference ETF may lose money because the borrower of the Reference ETF’s loaned securities fails to return the securities in a timely manner or at all.

•	Fees and Expenses. Unlike the S&P 500® Index, the Reference ETF will reflect transaction costs and fees that will reduce its price performance relative to the S&P 500® Index.
•	Discount. Shares of exchange-traded funds tend to trade at a discount from their net asset value.

Credit Risk. Credit risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations.

Liquidity Risk. Liquidity risk is the risk that the Fund may be unable to sell a FLEX Option. No one can guarantee that a liquid secondary trading market will exist for the FLEX Options. Trading in the FLEX Options may be less deep and liquid than certain other securities. FLEX Options may be less liquid than certain non-customized options. The Fund expects that its portfolio will be comprised of 10% or less of its net asset value in illiquid securities. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and your investment.

Under certain circumstances, current market prices may not be available with respect to the FLEX Options. Under those circumstances, the value of the FLEX Options will require more reliance on the Adviser’s judgment than that required for securities for which there is an active trading market. This creates a risk of mispricing or improper valuation of the FLEX Options which could impact the value received or paid for shares.

Management Risk. The skill and judgment of the Adviser in selecting investments will play a significant role in the Fund’s ability to achieve its investment objective. The Adviser and the portfolio managers have never managed this strategy in a mutual fund and this lack of experience may detract from the ability of the Fund to achieve its objective.

New Fund Risk. The Fund is recently formed. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing their respective investment strategies, may not employ a successful investment strategy, or may fail to attract sufficient assets to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences.

Tracking Error Risk. The Fund’s return may not match or achieve a high degree of correlation with the return of the SPRO12 Index. A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the SPRO12 Index, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The factors that may adversely affect the Fund’s correlation with the SPRO12 Index include fees, expenses, transaction costs, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities in which the Fund invests. While the Fund attempts to track the performance of the SPRO12 Index by investing all, or substantially all, of its assets in the types of securities that make up the SPRO12 Index, at times, the Fund may not have investment exposure to all securities in the SPRO12 Index, or its weighting of investment exposure to securities may be different from that of the SPRO12 Index. In addition, the Fund may invest in securities not included in the SPRO12 Index. The Fund may take or refrain from taking positions in order to improve tax efficiency, or comply with regulatory restrictions, either of which may negatively affect the Fund’s correlation with the SPRO12 Index. The Fund may also be subject to movements of assets into and out of the Fund in sizes that may differ from the size of the FLEX option contracts that constitute SPRO12 Index, potentially resulting in the Fund being over- or underexposed to the SPRO12 Index and may be impacted by reconstitutions and rebalancing events. Any of these factors could decrease correlation between the performance of the Fund and the SPRO12 Index and may hinder the Fund’s ability to meet its investment objective.

Tax Risk. The Fund expects to comply with the requirements of the Internal Revenue Code and other laws so that it will be taxed as a “regulated Investment company”; however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle’ rules, and various loss limitation provisions of the Internal Revenue Code.

Performance History

The Fund recently commenced operations and, as a result, does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance is not necessarily an indication of how the Fund will perform in the future.

Updated performance information is available at www.cboevest.com/mutualfunds/ or by calling the Fund toll-free at 855-505-VEST (8378).

CBOE Vest S&P 500 Enhanced Growth Strategy (January) Fund
FUND SUMMARY – Cboe Vest S & P 500 ® Enhanced Growth Strategy (January) Fund
Investment Objective

The Cboe Vest S&P 500® Enhanced Growth Strategy (January) Fund (the “Enhanced Growth Fund” or, solely for this Fund Summary, the “Fund”) seeks to track, before fees and expenses, the performance of the Cboe® S&P 500® Enhanced Growth Index January Series (the “SPEN01 Index”).

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section “Distribution Arrangements” and in the section “Distribution” in the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

General Overview of the Fund’s Portfolio Construction

As explained in greater detail below, the Fund attempts to meet its objective of tracking, before fees and expenses, the performance of the SPEN01 Index, by constructing a portfolio of specially designed options that are similar to options that comprise the SPEN01 Index. Before you read more about the specifics of the Adviser’s Investment Approach to managing the Fund, it is important to understand the SPEN01 Index. Immediately following this section is information about the SPEN01 Index and its constituent parts. Following this disclosure is information about the Adviser’s Investment Approach (i.e., how the Adviser manages the Fund to achieve its objective).

About the SPEN01 Index

The methodology of the SPEN01 Index was created by the Chicago Board Options Exchange (“Cboe®”), an affiliate of the Adviser. The value of the SPEN01 Index is calculated daily as of the close of trading hours on the New York Stock Exchange by Cboe® (the “Index Calculation Agent”) utilizing an option valuation model and data provided by Cboe®. The SPEN01 Index is designed to measure the returns of a hypothetical portfolio of exchange-traded FLexible EXchange® Options (“FLEX Options”) that reference the S&P 500® Index and are designed to track the returns of an “Enhanced Growth” options strategy.

Enhanced Growth options strategy: An Enhanced Growth options strategy is a type of “target outcome” strategy. A target outcome strategy seeks to target returns from an investment that is bought at inception of the strategy and held for a specific period of time. An Enhanced Growth options strategy is an investment in a portfolio of options linked to an underlying asset that, when bought at inception of the strategy and held to the expiration of the options, seeks to target returns that, over a period of approximately a one year, provides two-to-one enhanced returns on the price appreciation of the underlying asset up to a capped level, while providing one-to-one exposure to any losses from price depreciation.

The SPEN01 Index measures the performance of portfolio of exchange trade FLEX Options that replicate the returns of a continuously rolling Enhanced Growth options strategy that has its inception on the third Wednesday of January and if held to the third Wednesday of January the following year, seeks to provide two-to-one enhanced returns on the appreciation of the S&P 500® Index up to a capped level, while providing one-to-one exposure to any losses. The capped level of the Enhanced Growth options strategy is determined by the Index Calculation Agent on the third Wednesday of January pursuant to a mathematical calculation such that the value of the portfolio of FLEX Options that comprises the SPEN01 is equivalent to the value of the S&P 500® Index.

Index composition: The SPEN01 Index measures the performance of a portfolio of four purchased and written exchange-traded FLEX Options referencing the S&P 500® Index, that are each entered into on the third Wednesday of January and expire on the third Wednesday of January the following year. The options are:

•
Purchased Call Options. The “Purchased Call Options” are call options purchased each with a strike price at 50% of the “Initial Level,” which is the price of the S&P 500® Index on the third Wednesday of the month.

•	Written Call Options. The “Written Call Options” are call options written each with a strike price that will be determined on the third Wednesday of the month.
•	Written Put Options. The “Written Put Options” are put options written each with a strike price at 50% of the Initial Level.
•	Purchased Put Options. The “Purchased Index Put Options” are put options purchased each with a strike price at the Initial Level.

Adviser’s Investment Approach

To meet its objective of tracking, before fees and expenses, the performance of the SPEN01 Index, the Fund will invest in FLEX Options that are similar to the FLEX Options that comprise the SPEN01. The Fund seeks to returns or losses before all estimated fees and expenses that are based on the price performance of the S&P 500® Index from the third Wednesday of January of a given year and held until the third Wednesday of the following January (the “holding period”) and that are designed to conform to the following performance targets:

•
If the S&P 500® Index appreciates over the holding period, the Fund seeks to provide shareholders with a total return that increases by twice the percentage increase of the S&P 500® Index, up to a maximum return that is determined at the start of the holding period (the “Capped Return”);

•	If the S&P 500® Index decreases over the holding period, the Fund seeks to provide shareholders with a total return loss that is equal to the percentage loss on the S&P 500® Index.

The Fund will construct a non-diversified portfolio that may include exchange-traded FLEX Options that reference the S&P 500® Index and / or FLEX Options that reference exchange-traded funds that seeks to track the S&P 500® Index (the “Reference ETF”). Specifically, the Fund may consist of purchased call FLEX Options (i.e., options that gives the Fund the right to buy the Reference ETF or the value of the S&P 500® Index) and written call FLEX Options (i.e., options that obligate the Fund to sell the Reference ETF or the value of the S&P 500® Index) and cash or fixed income securities issued by the US Treasury of duration of approximately one year or less. The Fund is designed to provide enhanced participation in positive returns up to a predetermined capped level and one-to-one returns on the downside. By seeking to track the SPEN01 Index, the Fund attempts to provide an investment vehicle that seeks to provide similar returns to the S&P 500® Index, with similar volatility and downside risk, but higher upside potential in market environments with modest gains.

Option contracts on an index give one party the right to receive or deliver cash value of the particular index, and another party the obligation to receive or deliver the cash value of that index. Option contracts on an individual security such as an ETF give one party the right to buy or sell the particular security, and another party the obligation to sell or buy that same security. Many options are exchange-traded and are available to investors with set or defined contract terms. The Fund will use FLEX Options, which are customized equity or index option contracts that trade on an exchange, but that provide investors with the ability to customize key contract terms like exercise prices, styles (i.e., American-style exercisable any time prior to the expiration date or European-style exercisable only on the option expiration date) and expiration dates. Like standardized exchange-traded options, FLEX Options are guaranteed for settlement by The Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. FLEX Options provide investors with the ability to customize key terms, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of Over-the-Counter (“OTC”) options positions.

The SPEN01 Index measures the performance of a portfolio of purchased and written put and call FLEX options. The Fund will utilize purchased and written FLEX Options similar to those that are part of the SPEN01 Index to seek to track, before fees and expenses, the performance of the SPEN01 Index. Put options give the holder (i.e., the buyer) the right to sell an asset (or deliver cash value of the index, in case of index put option) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the index, in case of index put option) at a certain defined price. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the index, in case of index call option) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the index, in case of index call option) at a certain defined price.

As the options mature approximately every year, they are replaced. By replacing options annually, the Fund seeks to ensure that investments made in January are enhancing participation in positive returns up to a predetermined level and providing one-to-one returns on the downside s realized in January in the following year. As explained in the Principal Risks disclosure, a key underlying component of the successful implementation of the Fund’s investment strategy is that an investor should stay invested in the Fund for at least one year.

Any FLEX Options that are written by the Fund that create an obligation to sell or buy an asset will be offset with a position in FLEX Options purchased by the Fund that to create the right to buy or sell the same asset such that the Fund will always be in a net long position. That is, any obligations of the Fund created by its writing of FLEX Options will be covered by offsetting positions in other purchased FLEX Options.

From time to time, the Fund may hold a portion of its assets in cash or invest them in liquid, short-term investments, including U.S. government obligations, certificates of deposit, commercial paper, other investment companies, money market instruments or other securities.

Because of certain potential limitations of the Investment Company Act of 1940 associated with trading options on the Chicago Board Options Exchange (“Cboe”) and any other exchanges owned or controlled by Cboe Holdings, Inc. (“Cboe Exchanges”), the Fund will direct all broker-dealers to not effect transactions in options on any Cboe Exchanges until such time that appropriate exemptive and/or no-action relief is obtained from the Securities and Exchange Commission (“SEC”) and/or its staff by the Adviser, the Cboe and/or any mutual funds advised by the Adviser. This restriction shall not prevent the Adviser or the Fund from engaging in other transactions or receiving other services from the Cboe or for which the Cboe may receive a benefit, such as pricing services, provided such transactions and/or the receipt of such services is consistent with applicable statutes, rules, regulations and interpretive positions of the SEC and its staff.

Principal Risks

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Derivative Securities Risk. The Fund may invest in derivative securities. These are financial instruments that derive their performance from the performance of an underlying asset or index. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Fund. The Fund could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

FLEX Options Risk. The Fund expects to utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. FLEX Options are also subject to the Derivative Securities Risk described above.

Index Limitations. The SPEN01 Index is designed to represent a proposed option strategy. The Index Calculation Agent utilizes an option valuation model to calculate the value of portfolio of FLEX Options that are constituents of the SPEN01 Index. Failure by the Index Calculation Agent to fully comprehend and accurately model the constituent FLEX Options may cause the performance of the Index to vary from the performance of an actual portfolio of the constituent FLEX Options or the performance of the Fund. Like many passive indexes, the SPEN01 Index does not take into account significant factors such as transaction costs and taxes and, because of factors such as these, the Fund’s portfolio should be expected to underperform passive indexes.

Index Sampling Risk. Index sampling risk is the chance that the investments selected for the Fund, in the aggregate, will not provide investment performance matching that of the SPEN01 Index. The Adviser expects the index sampling risk to be low.

Newly Created Index Risk. The SPEN01 Index is newly created and has a limited history of performance. As such, it is uncertain how closely the SPEN01 Index may be able to track the performance of an actual portfolio of the constituent FLEX Options that comprise the SPEN01 Index.

The Fund’s investment strategy is designed to achieve the targeted returns linked to the S&P 500® Index over the holding period of approximately one year. The Fund’s investment strategy has been designed to deliver on targeted returns linked to the S&P 500® Index if the shares are bought on the third Wednesday of January and held until the third Wednesday of the following January. For purchase or sale of the shares of the Fund outside this holding period, the value of the securities in the Fund could vary because of related factors other than the level of the S&P 500® Index.

Equity Risk. The SPEN01 Index provides an investor exposure to the equity securities markets. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates.

Exchange-Traded Funds Risk. The Fund may invest in FLEX Options that reference an exchange-traded fund (“ETF”) that tracks the S&P 500® Index. The risks of investment in such options typically reflect the risks of types of instruments in which the exchange-traded funds (“ETF”) invest. The value of an ETF is subject to change as the values of the component securities of the index that the ETF seeks to track fluctuate. An ETF that seeks to track the S&P 500® Index may not exactly match the performance of the S&P 500® Index due to cash drag, differences between the portfolio of the ETF and the components of the S&P 500® Index, expenses and other factors. Certain options on an ETF may not qualify as “section 1256 contracts” under section 1256 of the Internal Revenue Code of 1986, as amended, and disposition of such options will likely result in short-term or long-term capital gains or losses to the Fund depending on the holding period.

Fixed-Income Securities Risk. The Fund may invest in fixed-income (debt) securities, which are generally subject to the following risks:

•
Credit Risk. The financial condition of an issuer of a fixed-income security may cause the issuer to default. A decline in an issuer’s credit rating may cause a decrease in the value of the security and an increase in investment risk and price volatility.

•
Interest Rate Risk. An increase in interest rates typically causes a decrease in the value of fixed income securities in which the Fund may invest. Given the historically low interest rate environment, risks associated with rising rates are heightened. Fixed-income securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than fixed-income securities with shorter durations.

Indexed Securities and Derivatives Risk. If a security or derivative is linked to the performance of an index, it may be subject to the risks associated with changes in that index.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government and/or Federal Reserve, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

Non-Diversification Risk. The Fund is non-diversified. The performance of a non-diversified fund may be more volatile than the performance of a diversified fund. As a non-diversified fund, the Fund may hold fewer investments than a fund that is a diversified fund.

Options Risk. The price of an option, which is a function of interest rates, volatility, dividends, the exercise price, S&P 500® Index changes, and other market factors, may change rapidly over time. Options may expire unexercised, causing the Fund to lose the premium paid for the options. The Fund could experience a loss if securities underlying the options do not perform as anticipated. There may be an imperfect correlation between the prices of options and movements in the price of the securities, stock indexes or ETFs on which the options are based.

Market Risk. The value of your investment may fall over time because the Fund is subject to market risk. Because stock prices and the prices of the FLEX Options tend to fluctuate, the value of your investment in the Fund may increase or decrease. The shares of the Fund at any point in time may be worth less than the original investment.

Amplified Returns Risk. The Fund seeks to achieve its objective of enhanced participation in price appreciation up to a predetermined level of the S&P 500® Index and one-to-one participation in price depreciation of the S&P 500® Index by purchasing and selling call options to gain twice the exposure to the price of the S&P 500® Index in a predetermined price range. The Fund’s investment strategy has been designed to deliver the targeted enhanced upside participation in the predetermined price range if the shares of the Fund are bought on the third Wednesday of January and held until the third Wednesday of the following January. For purchase or sale of the shares of the Fund over time periods other than from the third Wednesday of January to the third Wednesday of January the following year investors could experience more than one-to-one losses in market declines.

The positive Fund return is subject to a capped upside. The target return for an investment in the Fund is based on an assumption of holding the investment from the third Wednesday of the month to the third Wednesday of the same month the following year, the price performance of the S&P 500® Index or the Reference ETF, and the maximum Capped Return. Because the Fund’s return will be capped, the return of the Fund may be less than the performance of the S&P 500® Index or the Reference ETF. The Fund’s ability to provide enhanced return and capped upside is dependent on shareholders purchasing shares on the third Wednesday of the month and holding till the third Wednesday of the same month the following year. You may realize a return or loss that is higher or lower than the intended returns or losses as a result of purchasing shares or redeeming shares outside the investment time period, where the FLEX Options are otherwise liquidated by the Fund prior to expiration, if a corporate action occurs with respect to the S&P 500® Index or the Reference ETF, or increases in potential tax-related expenses and other expenses of the Fund above estimated levels.

Leverage Risk. The Fund may seek to gain exposure to certain securities in excess of 100%. Such exposure will make the Fund more sensitive to movement in the value of those instruments. In particular, investments in options and derivative instruments may provide the economic effect of financial leverage by creating additional investment exposure such that increases or decreases in the value of the Fund’s portfolio will be magnified.

The Fund is subject to performance and equity risk related to the Reference ETF, the S&P 500® Index and securities comprising the S&P 500® Index. The formulas to calculate the options’ payments at expiration is based on the price performance of the S&P 500® Index or the Reference ETF. The FLEX Options represent indirect positions in the S&P 500® Index or the Reference ETF and are subject to changes in value as the price of the S&P 500® Index or the Reference ETF rises or falls. The value of the FLEX Options may be adversely affected by various factors affecting the Reference ETF, the S&P 500® Index and the value of the securities comprising the S&P 500® Index. The settlement value of the FLEX Options is based on the S&P 500® Index or the Reference ETF Closing Value on the option expiration date only, and will be substantially determined by market conditions as of such time. The Reference ETF seeks to replicate the performance of the S&P 500® Index. The value of the Reference ETF will fluctuate over time based on fluctuations in the value of the stocks held by the Reference ETF which may be impacted by changes in general economic conditions, expectations for future economic growth and corporate profits, interest rates and the supply and demand for stocks that are components of the S&P 500® Index. Although common stocks have historically generated higher average returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatile returns. Common stocks are structurally subordinated to preferred stocks, bonds and other debt instruments in a company’s capital structure, and represent a residual claim on the issuer’s assets that have no value unless such assets are sufficient to cover all other claims.

Risk of Loss. The Fund does not provide principal protection and you may not receive a return of the capital you invest.

The value of the Written Options has a negative impact on the value of your investment. The Written Options create an obligation to make a payment in contrast to the Purchased Options which create the potential for receipt of a payment. As the value of the Written Options increases, it has a negative impact on the value of your shares in the Fund.

The value of the FLEX Options may change with the implied volatility of the Reference ETF, the S&P 500® Index and the securities comprising the S&P 500® Index. No one can predict whether implied volatility will rise or fall in the future.

The value of the Fund does not appreciate due to dividend payments paid by the Reference ETF. The Fund seeks to provide target returns on the price performance of the Reference ETF, which does not include returns from dividends paid by the Reference ETF.

The value of the Fund does not appreciate due to dividend payments paid by the companies in the S&P 500® Index. The Fund seeks to provide target returns on the price performance of the S&P 500® Index, which does not include returns from dividends paid by the companies in the S&P 500® Index.

The values of the FLEX Options do not increase or decrease at the same rate as the Reference ETF or the S&P 500® Index. The FLEX Options are all European style options, which means that they will be exercisable at the strike price only on the option expiration date. The value of the FLEX Options prior to the option expiration date may vary because of related factors other than the price of shares of the Reference ETF. The value of the Reference ETF will not increase or decrease at the same rate as the S&P 500® Index due to “tracking error” described below.

Certain features of the Reference ETF, which is an exchange-traded fund, will impact the value of the Fund’s Shares. The value of the Reference ETF is subject to the following factors:

•
Passive Investment Risk. The Reference ETF is not actively managed and attempts to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Reference ETF will hold constituent securities of the S&P 500® Index regardless of the current or projected performance on a specific security or particular industry or market sector, which could impact the unit price of the Reference ETF, the FLEX Options and the Fund.

•
Tracking Error. Exchange-traded funds face index correlation risk which is the risk that the performance of an exchange-traded fund will vary from the actual performance of the target index, known as “tracking error”. It is possible that the Reference ETF may not fully replicate or may, in certain circumstances, diverge significantly from the performance of the S&P 500® Index due to the Reference ETF not investing in all stocks comprising the S&P 500® Index, temporary unavailability of certain securities in the secondary market, differences in trading hours between the Reference ETF and securities comprising the S&P 500® Index, the occurrence of corporate actions (mergers and spinoffs) or due to other circumstances.

•
Securities Lending Risk. The Reference ETF may engage in securities lending. Securities lending involves the risk that the Reference ETF may lose money because the borrower of the Reference ETF’s loaned securities fails to return the securities in a timely manner or at all.

•	Fees and Expenses. Unlike the S&P 500® Index, the Reference ETF will reflect transaction costs and fees that will reduce its price performance relative to the S&P 500® Index.
•	Discount. Shares of exchange-traded funds tend to trade at a discount from their net asset value.

Credit Risk. Credit risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations.

Liquidity Risk. Liquidity risk is the risk that the Fund may be unable to sell a FLEX Option.

No one can guarantee that a liquid secondary trading market will exist for the FLEX Options. Trading in the FLEX Options may be less deep and liquid than certain other securities. FLEX Options may be less liquid than certain non-customized options. The Fund expects that it will not invest more than 10% of its net asset value in illiquid securities. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and your investment.

Under certain circumstances, current market prices may not be available with respect to the FLEX Options. Under those circumstances, the value of the FLEX Options will require more reliance on the Adviser’s judgment than that required for securities for which there is an active trading market. This creates a risk of mispricing or improper valuation of the FLEX Options which could impact the value received or paid for shares.

Management Risk. The skill and judgment of the Adviser in selecting investments will play a significant role in the Fund’s ability to achieve its investment objective. The Adviser and the portfolio managers have never managed this strategy in a mutual fund and this lack of experience may detract from the ability of the Fund to achieve its objective.

New Fund Risk. The Fund is recently formed. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategies, may not employ a successful investment strategy, or may fail to attract sufficient assets to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences to shareholders.

Tracking Error Risk. The Fund’s return may not match or achieve a high degree of correlation with the return of the SPEN01 Index. A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the SPEN01 Index, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The factors that may adversely affect the Fund’s correlation with the SPEN01 Index include fees, expenses, transaction costs, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities in which the Fund invests. While the Fund attempts to track the performance of the SPEN01 Index by investing all, or substantially all, of its assets in the types of securities that make up the SPEN01 Index, at times, the Fund may not have investment exposure to all securities in the SPEN01 Index, or its weighting of investment exposure to securities may be different from that of the SPEN01 Index. In addition, the Fund may invest in securities not included in the SPEN01 Index. The Fund may take or refrain from taking positions in order to improve tax efficiency, or comply with regulatory restrictions, either of which may negatively affect the Fund’s correlation with the SPEN01 Index. The Fund may also be subject to movements of assets into and out of the Fund in sizes that may differ from the size of the FLEX option contracts that constitute SPEN01 Index, potentially resulting in the Fund being over- or underexposed to the SPEN01 Index and may be impacted by reconstitutions and rebalancing events. Any of these factors could decrease correlation between the performance of the Fund and the SPEN01 Index and may hinder the Fund’s ability to meet its investment objective.

Tax Risk. The Fund expects to comply with the requirements of the Internal Revenue Code and other laws so that it will be taxed as a “regulated Investment company”; however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle’ rules, and various loss limitation provisions of the Internal Revenue Code.

Performance History

The Fund recently commenced operations and, as a result, does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance is not necessarily an indication of how the Fund will perform in the future.

Updated performance information is available at www.cboevest.com/mutualfunds/ or by calling the Fund toll-free at 855-505-VEST (8378).

CBOE Vest S&P 500 Enhanced Growth Strategy (February) Fund
FUND SUMMARY – Cboe Vest S & P 500 ® Enhanced Growth Strategy (February) Fund
Investment Objective

The Cboe Vest S&P 500® Enhanced Growth Strategy (February) Fund (the “Enhanced Growth Fund” or, solely for this Fund Summary,the “Fund”) seeks to track, before fees and expenses, the performance of the Cboe® S&P 500® Enhanced Growth Index February Series (the “SPEN02 Index”).

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section “Distribution Arrangements” and in the section “Distribution” in the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

General Overview of the Fund’s Portfolio Construction

As explained in greater detail below, the Fund attempts to meet its objective of tracking, before fees and expenses, the performance of the SPEN02 Index, by constructing a portfolio of specially designed options that are similar to options that comprise the SPEN02 Index. Before you read more about the specifics of the Adviser’s Investment Approach to managing the Fund, it is important to understand the SPEN02 Index. Immediately following this section is information about the SPEN02 Index and its constituent parts. Following this disclosure is information about the Adviser’s Investment Approach (i.e., how the Adviser manages the Fund to achieve its objective).

About the SPEN02 Index

The methodology of the SPEN02 Index was created by the Chicago Board Options Exchange (“Cboe®”), an affiliate of the Adviser. The value of the SPEN02 Index is calculated daily as of the close of trading hours on the New York Stock Exchange by Cboe® (the “Index Calculation Agent”) utilizing an option valuation model and data provided by Cboe®. The SPEN02 Index is designed to measure the returns of a hypothetical portfolio of exchange-traded FLexible EXchange® Options (“FLEX Options”) that reference the S&P 500® Index and are designed to track the returns of an “Enhanced Growth” options strategy.

Enhanced Growth options strategy: An Enhanced Growth options strategy is a type of “target outcome” strategy. A target outcome strategy seeks to target returns from an investment that is bought at inception of the strategy and held for a specific period of time. An Enhanced Growth options strategy is an investment in a portfolio of options linked to an underlying asset that, when bought at inception of the strategy and held to the expiration of the options, seeks to target returns that, over a period of approximately a one year, provides two-to-one enhanced returns on the price appreciation of the underlying asset up to a capped level, while providing one-to-one exposure to any losses from price depreciation.

The SPEN02 Index measures the performance of portfolio of exchange trade FLEX Options that replicate the returns of a continuously rolling Enhanced Growth options strategy that has its inception on the third Wednesday of February and if held to the third Wednesday of February the following year, seeks to provide two-to-one enhanced returns on the appreciation of the S&P 500® Index up to a capped level, while providing one-to-one exposure to any losses. The capped level of the Enhanced Growth options strategy is determined by the Index Calculation Agent on the third Wednesday of February pursuant to a mathematical calculation such that the value of the portfolio of FLEX Options that comprises the SPEN01 is equivalent to the value of the S&P 500® Index.

Index composition: The SPEN02 Index measures the performance of a portfolio of four purchased and written exchange-traded FLEX Options referencing the S&P 500® Index, that are each entered into on the third Wednesday of February and expire on the third Wednesday of February the following year. The options are:

•
Purchased Call Options. The “Purchased Call Options” are call options purchased each with a strike price at 50% of the “Initial Level,” which is the price of the S&P 500® Index on the third Wednesday of the month.

•	Written Call Options. The “Written Call Options” are call options written each with a strike price that will be determined on the third Wednesday of the month.
•	Written Put Options. The “Written Put Options” are put options written each with a strike price at 50% of the Initial Level.
•	Purchased Put Options. The “Purchased Index Put Options” are put options purchased each with a strike price at the Initial Level.

Adviser’s Investment Approach

To meet its objective of tracking, before fees and expenses, the performance of the SPEN02 Index, the Fund will invest in FLEX Options that are similar to the FLEX Options that comprise the SPEN02 . The Fund seeks to achieve returns or losses before all estimated fees and expenses that are based on the price performance of the S&P 500® Index from the third Wednesday of February of a given year and held until the third Wednesday of the following February in the next year (the “holding period”) and that are designed to conform to the following performance targets:

•
If the S&P 500® Index appreciates over the holding period, the Fund seeks to provide shareholders with a total return that increases by twice the percentage increase of the S&P 500® Index, up to a maximum return that is determined at the start of the holding period (the “Capped Return”);

•	If the S&P 500® Index decreases over the holding period, the Fund seeks to provide shareholders with a total return loss that is equal to the percentage loss on the S&P 500® Index.

The Fund will construct a non-diversified portfolio that may include exchange-traded FLEX Options that reference the S&P 500® Index and / or FLEX Options that reference exchange-traded funds that seeks to track the S&P 500® Index (the “Reference ETF”). Specifically, the Fund may consist of purchased call FLEX Options (i.e., options that gives the Fund the right to buy the Reference ETF or the value of the S&P 500® Index) and written call FLEX Options (i.e., options that obligate the Fund to sell the Reference ETF or the value of the S&P 500® Index) and cash or fixed income securities issued by the US Treasury of duration of approximately one year or less. The Fund is designed to provide enhanced participation in positive returns up to a predetermined capped level and one-to-one returns on the downside. By seeking to track the SPEN02 Index, the Fund attempts to provide an investment vehicle that seeks to provide similar returns to the S&P 500® Index, with similar volatility and downside risk, but higher upside potential in market environments with modest gains.

Option contracts on an index give one party the right to receive or deliver cash value of the particular index, and another party the obligation to receive or deliver the cash value of that index. Option contracts on an individual security such as an ETF give one party the right to buy or sell the particular security, and another party the obligation to sell or buy that same security. Many options are exchange-traded and are available to investors with set or defined contract terms. The Fund will use FLEX Options, which are customized equity or index option contracts that trade on an exchange, but that provide investors with the ability to customize key contract terms like exercise prices, styles (i.e., American-style exercisable any time prior to the expiration date or European-style exercisable only on the option expiration date) and expiration dates. Like standardized exchange-traded options, FLEX Options are guaranteed for settlement by The Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. FLEX Options provide investors with the ability to customize key terms, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of Over-the-Counter (“OTC”) options positions.

The SPEN02 Index measures the performance of a portfolio of purchased and written put and call FLEX options. The Fund will utilize purchased and written FLEX Options similar to those that are part of the SPEN02 Index to seek to track, before fees and expenses, the performance of the SPEN02 Index. Put options give the holder (i.e., the buyer) the right to sell an asset (or deliver cash value of the index, in case of index put option) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the index, in case of index put option) at a certain defined price. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the index, in case of index call option) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the index, in case of index call option) at a certain defined price.

As the options mature approximately every year, they are replaced. By replacing options annually, the Fund seeks to ensure that investments made in February are enhancing participation in positive returns up to a predetermined level and providing one-to-one returns on the downside realized in February in the following year. As explained in the Principal Risks disclosure, a key underlying component of the successful implementation of the Fund’s investment strategy is that an investor should stay invested in the Fund for at least one year.

Any FLEX Options that are written by the Fund that create an obligation to sell or buy an asset will be offset with a position in FLEX Options purchased by the Fund that to create the right to buy or sell the same asset such that the Fund will always be in a net long position. That is, any obligations of the Fund created by its writing of FLEX Options will be covered by offsetting positions in other purchased FLEX Options.

From time to time, the Fund may hold a portion of its assets in cash or invest them in liquid, short-term investments, including U.S. government obligations, certificates of deposit, commercial paper, other investment companies, money market instruments or other securities.

Because of certain potential limitations of the Investment Company Act of 1940 associated with trading options on the Cboe and any other exchanges owned or controlled by Cboe Holdings, Inc. (“Cboe Exchanges”), the Fund will direct all broker-dealers to not effect transactions in options on any Cboe Exchanges until such time that appropriate exemptive and/or no-action relief is obtained from the Securities and Exchange Commission (“SEC”) and/or its staff by the Adviser, the Cboe and/or any mutual funds advised by the Adviser. This restriction shall not prevent the Adviser or the Fund from engaging in other transactions or receiving other services from the Cboe or for which the Cboe may receive a benefit, such as pricing services, provided such transactions and/or the receipt of such services is consistent with applicable statutes, rules, regulations and interpretive positions of the SEC and its staff.

Principal Risks

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s net asset value and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Derivative Securities Risk. The Fund may invest in derivative securities. These are financial instruments that derive their performance from the performance of an underlying asset or index. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Fund. The Fund could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

FLEX Options Risk. The Fund expects to utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. FLEX Options are also subject to the Derivative Securities Risk described above.

Index Limitations. The SPEN02 Index is designed to represent a proposed option strategy. The Index Calculation Agent utilizes an option valuation model to calculate the value of portfolio of FLEX Options that are constituents of the SPEN02 Index. Failure by the Index Calculation Agent to fully comprehend and accurately model the constituent FLEX Options may cause the performance of the Index to vary from the performance of an actual portfolio of the constituent FLEX Options or the performance of the Fund. Like many passive indexes, the SPEN02 Index does not take into account significant factors such as transaction costs and taxes and, because of factors such as these, the Fund’s portfolio should be expected to underperform passive indexes.

Index Sampling Risk. Index sampling risk is the chance that the investments selected for the Fund, in the aggregate, will not provide investment performance matching that of the SPEN02 Index. The Adviser expects the index sampling risk to be low.

Newly Created Index Risk. The SPEN02 Index is newly created and has a limited history of performance. As such, it is uncertain how closely the SPEN02 Index may be able to track the performance of an actual portfolio of the constituent FLEX Options that comprise the SPEN02 Index.

The Fund’s investment strategy is designed to achieve the targeted returns linked to the S&P 500® Index over the holding period of approximately one year. The Fund’s investment strategy has been designed to deliver on targeted returns linked to the S&P 500® Index if the shares are bought on the third Wednesday of February and held until the third Wednesday of the following February. For purchase or sale of the shares of the Fund outside this holding period, the value of the securities in the Fund could vary because of related factors other than the level of the S&P 500® Index.

Equity Risk. The SPEN02 Index provides an investor exposure to the equity securities markets. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates.

Exchange-Traded Funds Risk. The Fund may invest in FLEX Options that reference an exchange-traded fund (“ETF”) that tracks the S&P 500® Index. The risks of investment in such options typically reflect the risks of types of instruments in which the exchange-traded funds (“ETF”) invest. The value of an ETF is subject to change as the values of the component securities of the index that the ETF seeks to track fluctuate. An ETF that seeks to track the S&P 500® Index may not exactly match the performance of the S&P 500® Index due to cash drag, differences between the portfolio of the ETF and the components of the S&P 500® Index, expenses and other factors. Certain options on an ETF may not qualify as “section 1256 contracts” under section 1256 of the Internal Revenue Code of 1986, as amended, and disposition of such options will likely result in short-term or long-term capital gains or losses to the Fund depending on the holding period.

Fixed-Income Securities Risk. The Fund may invest in fixed-income (debt) securities, which are generally subject to the following risks:

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Credit Risk. The financial condition of an issuer of a fixed-income security may cause the issuer to default. A decline in an issuer’s credit rating may cause a decrease in the value of the security and an increase in investment risk and price volatility.

•
Interest Rate Risk. An increase in interest rates typically causes a decrease in the value of fixed income securities in which the Fund may invest. Given the historically low interest rate environment, risks associated with rising rates are heightened. Fixed-income securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than fixed-income securities with shorter durations.

Indexed Securities and Derivatives Risk. If a security or derivative is linked to the performance of an index, it may be subject to the risks associated with changes in that index.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government and/or Federal Reserve, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

Non-Diversification Risk. The Fund is non-diversified. The performance of a non-diversified fund may be more volatile than the performance of a diversified fund. As a non-diversified fund, the Fund may hold fewer investments than a fund that is a diversified fund.

Options Risk. The price of an option, which is a function of interest rates, volatility, dividends, the exercise price, S&P 500® Index changes, and other market factors, may change rapidly over time. Options may expire unexercised, causing the Fund to lose the premium paid for the options. The Fund could experience a loss if securities underlying the options do not perform as anticipated. There may be an imperfect correlation between the prices of options and movements in the price of the securities, stock indexes or ETFs on which the options are based.

Market Risk. The value of your investment may fall over time because the Fund is subject to market risk. Because stock prices and the prices of the FLEX Options tend to fluctuate, the value of your investment in the Fund may increase or decrease. The shares of the Fund at any point in time may be worth less than the original investment.

Amplified Returns Risk. The Fund seeks to achieve its objective of enhanced participation in price appreciation up to a predetermined level of the S&P 500® Index and one-to-one participation in price depreciation of the S&P 500® Index by purchasing and selling call options to gain twice the exposure to the price of the S&P 500® Index in a predetermined price range. The Fund’s investment strategy has been designed to deliver the targeted enhanced upside participation in the predetermined price range if the shares are bought on the third Wednesday of February and held until the third Wednesday of the following February. For purchase or sale of the shares of the Fund over time periods other than from the third Wednesday of February to the third Wednesday of February the following year investors could experience more than one-to-one losses in market declines.

The positive Fund return is subject to a capped upside. The target return for an investment in the Fund is based on an assumption of holding the investment from the third Wednesday of the month to the third Wednesday of the same month the following year, the price performance of the S&P 500® Index or the Reference ETF, and the maximum Capped Return. Because the Fund’s return will be capped, the return of the Fund may be less than the performance of the S&P 500® Index or the Reference ETF. The Fund’s ability to provide enhanced return and capped upside is dependent on shareholders purchasing shares on the third Wednesday of the month and holding till the third Wednesday of the same month the following year. You may realize a return or loss that is higher or lower than the intended returns or losses as a result of purchasing shares or redeeming shares outside the investment time period, where the FLEX Options are otherwise liquidated by the Fund prior to expiration, if a corporate action occurs with respect to the S&P 500® Index or the Reference ETF, or increases in potential tax-related expenses and other expenses of the Fund above estimated levels.

Leverage Risk. The Fund may seek to gain exposure to certain securities in excess of 100%. Such exposure will make the Fund more sensitive to movement in the value of those instruments. In particular, investments in options and derivative instruments may provide the economic effect of financial leverage by creating additional investment exposure such that increases or decreases in the value of the Fund’s portfolio will be magnified.

The Fund is subject to performance and equity risk related to the Reference ETF, the S&P 500® Index and securities comprising the S&P 500® Index. The formulas to calculate the options’ payments at expiration is based on the price performance of the S&P 500® Index or the Reference ETF. The FLEX Options represent indirect positions in the S&P 500® Index or the Reference ETF and are subject to changes in value as the price of the S&P 500® Index or the Reference ETF rises or falls. The value of the FLEX Options may be adversely affected by various factors affecting the Reference ETF, the S&P 500® Index and the value of the securities comprising the S&P 500® Index. The settlement value of the FLEX Options is based on the S&P 500® Index or the Reference ETF Closing Value on the option expiration date only, and will be substantially determined by market conditions as of such time. The Reference ETF seeks to replicate the performance of the S&P 500® Index. The value of the Reference ETF will fluctuate over time based on fluctuations in the value of the stocks held by the Reference ETF which may be impacted by changes in general economic conditions, expectations for future economic growth and corporate profits, interest rates and the supply and demand for stocks that are components of the S&P 500® Index. Although common stocks have historically generated higher average returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatile returns. Common stocks are structurally subordinated to preferred stocks, bonds and other debt instruments in a company’s capital structure, and represent a residual claim on the issuer’s assets that have no value unless such assets are sufficient to cover all other claims.

Risk of Loss. The Fund does not provide principal protection and you may not receive a return of the capital you invest.

The value of the Written Options has a negative impact on the value of your investment. The Written Options create an obligation to make a payment in contrast to the Purchased Options which create the potential for receipt of a payment. As the value of the Written Options increases, it has a negative impact on the value of your shares in the Fund.

The value of the FLEX Options may change with the implied volatility of the Reference ETF, the S&P 500® Index and the securities comprising the S&P 500® Index. No one can predict whether implied volatility will rise or fall in the future.

The value of the Fund does not appreciate due to dividend payments paid by the Reference ETF. The Fund seeks to provide target returns on the price performance of the Reference ETF, which does not include returns from dividends paid by the Reference ETF.

The value of the Fund does not appreciate due to dividend payments paid by the companies in the S&P 500® Index .. The Fund seeks to provide target returns on the price performance of the S&P 500® Index, which does not include returns from dividends paid by the companies in the S&P 500® Index.

The values of the FLEX Options do not increase or decrease at the same rate as the Reference ETF or the S&P 500® Index. The FLEX Options are all European style options, which means that they will be exercisable at the strike price only on the option expiration date. The value of the FLEX Options prior to the option expiration date may vary because of related factors other than the price of shares of the Reference ETF. The value of the Reference ETF will not increase or decrease at the same rate as the S&P 500® Index due to “tracking error” described below.

Certain features of the Reference ETF, which is an exchange-traded fund, will impact the value of the Fund’s Shares. The value of the Reference ETF is subject to the following factors:

•
Passive Investment Risk. The Reference ETF is not actively managed and attempts to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Reference ETF will hold constituent securities of the S&P 500® Index regardless of the current or projected performance on a specific security or particular industry or market sector, which could impact the unit price of the Reference ETF, the FLEX Options and the Fund.

•
Tracking Error. Exchange-traded funds face index correlation risk which is the risk that the performance of an exchange-traded fund will vary from the actual performance of the target index, known as “tracking error”. It is possible that the Reference ETF may not fully replicate or may, in certain circumstances, diverge significantly from the performance of the S&P 500® Index due to the Reference ETF not investing in all stocks comprising the S&P 500® Index, temporary unavailability of certain securities in the secondary market, differences in trading hours between the Reference ETF and securities comprising the S&P 500® Index, the occurrence of corporate actions (mergers and spinoffs) or due to other circumstances.

•
Securities Lending Risk. The Reference ETF may engage in securities lending. Securities lending involves the risk that the Reference ETF may lose money because the borrower of the Reference ETF’s loaned securities fails to return the securities in a timely manner or at all.

•	Fees and Expenses. Unlike the S&P 500® Index, the Reference ETF will reflect transaction costs and fees that will reduce its price performance relative to the S&P 500® Index.
•	Discount. Shares of exchange-traded funds tend to trade at a discount from their net asset value.

Credit Risk. Credit risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations.

Liquidity Risk. Liquidity risk is the risk that the Fund may be unable to sell a FLEX Option.

No one can guarantee that a liquid secondary trading market will exist for the FLEX Options. Trading in the FLEX Options may be less deep and liquid than certain other securities. FLEX Options may be less liquid than certain non-customized options. The Fund expects that its will not invest more than f 10% of its net asset value in illiquid securities. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and your investment.

Under certain circumstances, current market prices may not be available with respect to the FLEX Options. Under those circumstances, the value of the FLEX Options will require more reliance on the Adviser’s judgment than that required for securities for which there is an active trading market. This creates a risk of mispricing or improper valuation of the FLEX Options which could impact the value received or paid for shares.

Management Risk. The skill and judgment of the Adviser in selecting investments will play a significant role in the Fund’s ability to achieve its investment objective. The Adviser and the portfolio managers have never managed this strategy in a mutual fund and this lack of experience may detract from the ability of the Fund to achieve its objective.

New Fund Risk. The Fund is recently formed. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its respective investment strategies, may not employ a successful investment strategy, or may fail to attract sufficient assets to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences to shareholders.

Tracking Error Risk. The Fund’s return may not match or achieve a high degree of correlation with the return of the SPEN02 Index. A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the SPEN02 Index, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The factors that may adversely affect the Fund’s correlation with the SPEN02 Index include fees, expenses, transaction costs, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities in which the Fund invests. While the Fund attempts to track the performance of the SPEN02 Index by investing all, or substantially all, of its assets in the types of securities that make up the SPEN02 Index, at times, the Fund may not have investment exposure to all securities in the SPEN02 Index, or its weighting of investment exposure to securities may be different from that of the SPEN02 Index. In addition, the Fund may invest in securities not included in the SPEN02 Index. The Fund may take or refrain from taking positions in order to improve tax efficiency, or comply with regulatory restrictions, either of which may negatively affect the Fund’s correlation with the SPEN02 Index. The Fund may also be subject to movements of assets into and out of the Fund in sizes that may differ from the size of the FLEX option contracts that constitute SPEN02 Index, potentially resulting in the Fund being over- or underexposed to the SPEN02 Index and may be impacted by reconstitutions and rebalancing events. Any of these factors could decrease correlation between the performance of the Fund and the SPEN02 Index and may hinder the Fund’s ability to meet its investment objective.

Tax Risk. The Fund expects to comply with the requirements of the Internal Revenue Code and other laws so that it will be taxed as a “regulated Investment company”; however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle’ rules, and various loss limitation provisions of the Internal Revenue Code.

Performance History

The Fund recently commenced operations and, as a result, does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance is not necessarily an indication of how the Fund will perform in the future.

Updated performance information is available at www.cboevest.com/mutualfunds/ or by calling the Fund toll-free at 855-505-VEST (8378).

CBOE Vest S&P 500 Enhanced Growth Strategy (March) Fund
FUND SUMMARY – Cboe Vest S & P 500 ® Enhanced Growth Strategy (March) Fund
Investment Objective

The Cboe Vest S&P 500® Enhanced Growth Strategy (March) Fund (the “Enhanced Growth Fund” or, solely for this Fund Summary, the “Fund”) seeks to track, before fees and expenses, the performance of the Cboe® S&P 500® Enhanced Growth Index March Series (the “SPEN03 Index”).

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section “Distribution Arrangements” and in the section “Distribution” in the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

General Overview of the Fund’s Portfolio Construction

As explained in greater detail below, the Fund attempts to meet its objective of tracking, before fees and expenses, the performance of the SPEN03 Index, by constructing a portfolio of specially designed options that are similar to options that comprise the SPEN03 Index. Before you read more about the specifics of the Adviser’s Investment Approach to managing the Fund, it is important to understand the SPEN03 Index. Immediately following this section is information about the SPEN03 Index and its constituent parts. Following this disclosure is information about the Adviser’s Investment Approach (i.e., how the Adviser manages the Fund to achieve its objective).

About the SPEN03 Index

The methodology of the SPEN03 Index was created by the Chicago Board Options Exchange (“Cboe®”), an affiliate of the Adviser. The value of the SPEN03 Index is calculated daily as of the close of trading hours on the New York Stock Exchange by Cboe® (the “Index Calculation Agent”) utilizing an option valuation model and data provided by Cboe®. The SPEN03 Index is designed to measure the returns of a hypothetical portfolio of exchange-traded FLexible EXchange® Options (“FLEX Options”) that reference the S&P 500® Index and are designed to track the returns of an “Enhanced Growth” options strategy.

Enhanced Growth options strategy: An Enhanced Growth options strategy is a type of “target outcome” strategy. A target outcome strategy seeks to target returns from an investment that is bought at inception of the strategy and held for a specific period of time. An Enhanced Growth options strategy is an investment in a portfolio of options linked to an underlying asset that, when bought at inception of the strategy and held to the expiration of the options, seeks to target returns that, over a period of approximately a one year, provides two-to-one enhanced returns on the price appreciation of the underlying asset up to a capped level, while providing one-to-one exposure to any losses from price depreciation.

The SPEN03 Index measures the performance of portfolio of exchange trade FLEX Options that replicate the returns of a continuously rolling Enhanced Growth options strategy that has its inception on the third Wednesday of March and if held to the third Wednesday of March the following year, seeks to provide two-to-one enhanced returns on the appreciation of the S&P 500® Index up to a capped level, while providing one-to-one exposure to any losses. The capped level of the Enhanced Growth options strategy is determined by the Index Calculation Agent on the third Wednesday of March pursuant to a mathematical calculation such that the value of the portfolio of FLEX Options that comprises the SPEN01 is equivalent to the value of the S&P 500® Index.

Index composition: The SPEN03 Index measures the performance of a portfolio of four purchased and written exchange-traded FLEX Options referencing the S&P 500® Index, that are each entered into on the third Wednesday of March and expire on the third Wednesday of March the following year. The options are:

•	Purchased Call Options. The “Purchased Call Options” are call options purchased each with a strike price at 50% of the “Initial Level,” which is the price of the S&P 500® Index on the third Wednesday of the month.
•	Written Call Options. The “Written Call Options” are call options written each with a strike price that will be determined on the third Wednesday of the month.
•	Written Put Options. The “Written Put Options” are put options written each with a strike price at 50% of the Initial Level.
•	Purchased Put Options. The “Purchased Index Put Options” are put options purchased each with a strike price at the Initial Level.

Adviser’s Investment Approach

To meet its objective of tracking, before fees and expenses, the performance of the SPEN03 Index, the Fund will invest in FLEX Options that are similar to the FLEX Options that comprise the SPEN03. The Fund seeks to achieve returns or losses before all estimated fees and expenses that based on the price performance of the S&P 500® Index from the third Wednesday of March of a given year and held until the third Wednesday of the following March in the next year (the “holding period”) and that are designed to conform to the following performance targets:

•
If the S&P 500® Index appreciates over the holding period, the Fund seeks to provide shareholders with a total return that increases by twice the percentage increase of the S&P 500® Index, up to a maximum return that is determined at the start of the holding period (the “Capped Return”);

•	If the S&P 500® Index decreases over the holding period, the Fund seeks to provide shareholders with a total return loss that is equal to the percentage loss on the S&P 500® Index.

The Fund will construct a non-diversified portfolio that may include exchange-traded FLEX Options that reference the S&P 500® Index and / or FLEX Options that reference exchange-traded funds that seeks to track the S&P 500® Index (the “Reference ETF”). Specifically, the Fund may consist of purchased call FLEX Options (i.e., options that gives the Fund the right to buy the Reference ETF or the value of the S&P 500® Index) and written call FLEX Options (i.e., options that obligate the Fund to sell the Reference ETF or the value of the S&P 500® Index) and cash or fixed income securities issued by the US Treasury of duration of approximately one year or less. The Fund is designed to provide enhanced participation in positive returns up to a predetermined capped level and one-to-one returns on the downside. By seeking to track the SPEN03 Index, the Fund attempts to provide an investment vehicle that seeks to provide similar returns to the S&P 500® Index, with similar volatility and downside risk, but higher upside potential in market environments with modest gains.

Option contracts on an index give one party the right to receive or deliver cash value of the particular index, and another party the obligation to receive or deliver the cash value of that index. Option contracts on an individual security such as an ETF give one party the right to buy or sell the particular security, and another party the obligation to sell or buy that same security. Many options are exchange-traded and are available to investors with set or defined contract terms. The Fund will use FLEX Options, which are customized equity or index option contracts that trade on an exchange, but that provide investors with the ability to customize key contract terms like exercise prices, styles (i.e., American-style exercisable any time prior to the expiration date or European-style exercisable only on the option expiration date) and expiration dates. Like standardized exchange-traded options, FLEX Options are guaranteed for settlement by The Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. FLEX Options provide investors with the ability to customize key terms, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of Over-the-Counter (“OTC”) options positions.

The SPEN03 Index measures the performance of a portfolio of purchased and written put and call FLEX options. The Fund will utilize purchased and written FLEX Options similar to those that are part of the SPEN03 Index to seek to track, before fees and expenses, the performance of the SPEN03 Index. Put options give the holder (i.e., the buyer) the right to sell an asset (or deliver cash value of the index, in case of index put option) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the index, in case of index put option) at a certain defined price. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the index, in case of index call option) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the index, in case of index call option) at a certain defined price.

As the options mature approximately every year, they are replaced. By replacing options annually, the Fund seeks to ensure that investments made in March are enhancing participation in positive returns up to a predetermined level and providing one-to-one returns on the downside s realized in March in the following year. As explained in the Principal Risks disclosure, a key underlying component of the successful implementation of the Fund’s investment strategy is that an investor should stay invested in the Fund for at least one year.

Any FLEX Options that are written by the Fund that create an obligation to sell or buy an asset will be offset with a position in FLEX Options purchased by the Fund that to create the right to buy or sell the same asset such that the Fund will always be in a net long position. That is, any obligations of the Fund created by its writing of FLEX Options will be covered by offsetting positions in other purchased FLEX Options.

From time to time, the Fund may hold a portion of its assets in cash or invest them in liquid, short-term investments, including U.S. government obligations, certificates of deposit, commercial paper, other investment companies, money market instruments or other securities.

Because of certain potential limitations of the Investment Company Act of 1940 associated with trading options on the Cboe and any other exchanges owned or controlled by Cboe Holdings, Inc. (“Cboe Exchanges”), the Fund will direct all broker-dealers to not effect transactions in options on any Cboe Exchanges until such time that appropriate exemptive and/or no-action relief is obtained from the Securities and Exchange Commission (“SEC”) and/or its staff by the Adviser, the Cboe and/or any mutual funds advised by the Adviser. This restriction shall not prevent the Adviser or the Fund from engaging in other transactions or receiving other services from the Cboe or for which the Cboe may receive a benefit, such as pricing services, provided such transactions and/or the receipt of such services is consistent with applicable statutes, rules, regulations and interpretive positions of the SEC and its staff.

Principal Risks

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s net asset value and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Derivative Securities Risk. The Fund may invest in derivative securities. These are financial instruments that derive their performance from the performance of an underlying asset or index. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Fund. The Fund could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

FLEX Options Risk. The Fund expects to utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. FLEX Options are also subject to the Derivative Securities Risk described above.

Index Limitations. The SPEN03 Index is designed to represent a proposed option strategy. The Index Calculation Agent utilizes an option valuation model to calculate the value of portfolio of FLEX Options that are constituents of the SPEN03 Index. Failure by the Index Calculation Agent to fully comprehend and accurately model the constituent FLEX Options may cause the performance of the Index to vary from the performance of an actual portfolio of the constituent FLEX Options or the performance of the Fund. Like many passive indexes, the SPEN03 Index does not take into account significant factors such as transaction costs and taxes and, because of factors such as these, the Fund’s portfolio should be expected to underperform passive indexes.

Index Sampling Risk. Index sampling risk is the chance that the investments selected for the Fund, in the aggregate, will not provide investment performance matching that of the SPEN03 Index. The Adviser expects the index sampling risk to be low.

Newly Created Index Risk. The SPEN03 Index is newly created and has a limited history of performance. As such, it is uncertain how closely the SPEN03 Index may be able to track the performance of an actual portfolio of the constituent FLEX Options that comprise the SPEN03 Index.

The Fund’s investment strategy is designed to achieve the targeted returns linked to the S&P 500® Index over the holding period of approximately one year. The Fund’s investment strategy has been designed to deliver on targeted returns linked to the S&P 500® Index if the shares are bought on the third Wednesday of March and held until the third Wednesday of the following March. For purchase or sale of the shares of the Fund outside this holding period, the value of the securities in the Fund could vary because of related factors other than the level of the S&P 500® Index.

Equity Risk. The SPEN03 Index provides an investor exposure to the equity securities markets. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates.

Exchange-Traded Funds Risk. The Fund may invest in FLEX Options that reference an exchange-traded fund (“ETF”) that tracks the S&P 500® Index. The risks of investment in such options typically reflect the risks of types of instruments in which the exchange-traded funds (“ETF”) invest. The value of an ETF is subject to change as the values of the component securities of the index that the ETF seeks to track fluctuate. An ETF that seeks to track the S&P 500® Index may not exactly match the performance of the S&P 500® Index due to cash drag, differences between the portfolio of the ETF and the components of the S&P 500® Index, expenses and other factors. Certain options on an ETF may not qualify as “section 1256 contracts” under section 1256 of the Internal Revenue Code of 1986, as amended, and disposition of such options will likely result in short-term or long-term capital gains or losses to the Fund depending on the holding period.

Fixed-Income Securities Risk. The Fund may invest in fixed-income (debt) securities, which are generally subject to the following risks:

•
Credit Risk. The financial condition of an issuer of a fixed-income security may cause the issuer to default. A decline in an issuer’s credit rating may cause a decrease in the value of the security and an increase in investment risk and price volatility.

•
Interest Rate Risk. An increase in interest rates typically causes a decrease in the value of fixed income securities in which the Fund may invest. Given the historically low interest rate environment, risks associated with rising rates are heightened. Fixed-income securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than fixed-income securities with shorter durations.

Indexed Securities and Derivatives Risk. If a security or derivative is linked to the performance of an index, it may be subject to the risks associated with changes in that index.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government and/or Federal Reserve, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

Non-Diversification Risk. The Fund is non-diversified. The performance of a non-diversified fund may be more volatile than the performance of a diversified fund. As a non-diversified fund, the Fund may hold fewer investments than a fund that is a diversified fund.

Options Risk. The price of an option, which is a function of interest rates, volatility, dividends, the exercise price, S&P 500® Index changes, and other market factors, may change rapidly over time. Options may expire unexercised, causing the Fund to lose the premium paid for the options. The Fund could experience a loss if securities underlying the options do not perform as anticipated. There may be an imperfect correlation between the prices of options and movements in the price of the securities, stock indexes or ETFs on which the options are based.

Market Risk. The value of your investment may fall over time because the Fund is subject to market risk. Because stock prices and the prices of the FLEX Options tend to fluctuate, the value of your investment in the Fund may increase or decrease. The shares of the Fund at any point in time may be worth less than the original investment.

Amplified Returns Risk. The Fund seeks to achieve its objective of enhanced participation in price appreciation up to a predetermined level of the S&P 500® Index and one-to-one participation in price depreciation of the S&P 500® Index by purchasing and selling call options to gain twice the exposure to the price of the S&P 500® Index in a predetermined price range. The Fund’s investment strategy has been designed to deliver the targeted enhanced upside participation in the predetermined price range if the shares are bought on the third Wednesday of March and held until the third Wednesday of the following March. For purchase or sale of the shares of the Fund over time periods other than from the third Wednesday of March to the third Wednesday of March the following year investors could experience more than one-to-one losses in market declines.

The positive Fund return is subject to a capped upside. The target return for an investment in the Fund is based on an assumption of holding the investment from the third Wednesday of the month to the third Wednesday of the same month the following year, the price performance of the S&P 500® Index or the Reference ETF, and the maximum Capped Return. Because the Fund’s return will be capped, the return of the Fund may be less than the performance of the S&P 500® Index or the Reference ETF. The Fund’s ability to provide enhanced return and capped upside is dependent on shareholders purchasing shares on the third Wednesday of the month and holding till the third Wednesday of the same month the following year. You may realize a return or loss that is higher or lower than the intended returns or losses as a result of purchasing shares or redeeming shares outside the investment time period, where the FLEX Options are otherwise liquidated by the Fund prior to expiration, if a corporate action occurs with respect to the S&P 500® Index or the Reference ETF, or increases in potential tax-related expenses and other expenses of the Fund above estimated levels.

Leverage Risk. The Fund may seek to gain exposure to certain securities in excess of 100%. Such exposure will make the Fund more sensitive to movement in the value of those instruments. In particular, investments in options and derivative instruments may provide the economic effect of financial leverage by creating additional investment exposure such that increases or decreases in the value of the Fund’s portfolio will be magnified.

The Fund is subject to performance and equity risk related to the Reference ETF, the S&P 500® Index and securities comprising the S&P 500® Index. The formulas to calculate the options’ payments at expiration is based on the price performance of the S&P 500® Index or the Reference ETF. The FLEX Options represent indirect positions in the S&P 500® Index or the Reference ETF and are subject to changes in value as the price of the S&P 500® Index or the Reference ETF rises or falls. The value of the FLEX Options may be adversely affected by various factors affecting the Reference ETF, the S&P 500® Index and the value of the securities comprising the S&P 500® Index. The settlement value of the FLEX Options is based on the S&P 500® Index or the Reference ETF Closing Value on the option expiration date only, and will be substantially determined by market conditions as of such time. The Reference ETF seeks to replicate the performance of the S&P 500® Index. The value of the Reference ETF will fluctuate over time based on fluctuations in the value of the stocks held by the Reference ETF which may be impacted by changes in general economic conditions, expectations for future economic growth and corporate profits, interest rates and the supply and demand for stocks that are components of the S&P 500® Index. Although common stocks have historically generated higher average returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatile returns. Common stocks are structurally subordinated to preferred stocks, bonds and other debt instruments in a company’s capital structure, and represent a residual claim on the issuer’s assets that have no value unless such assets are sufficient to cover all other claims.

Risk of Loss. The Fund does not provide principal protection and you may not receive a return of the capital you invest.

The value of the Written Options has a negative impact on the value of your investment. The Written Options create an obligation to make a payment in contrast to the Purchased Options which create the potential for receipt of a payment. As the value of the Written Options increases, it has a negative impact on the value of your shares in the Fund.

The value of the FLEX Options may change with the implied volatility of the Reference ETF, the S&P 500® Index and the securities comprising the S&P 500® Index. No one can predict whether implied volatility will rise or fall in the future.

The value of the Fund does not appreciate due to dividend payments paid by the Reference ETF. The Fund seeks to provide target returns on the price performance of the Reference ETF, which does not include returns from dividends paid by the Reference ETF.

The value of the Fund does not appreciate due to dividend payments paid by the companies in the S&P 500® Index. The Fund seeks to provide target returns on the price performance of the S&P 500® Index, which does not include returns from dividends paid by the companies in the S&P 500® Index.

The values of the FLEX Options do not increase or decrease at the same rate as the Reference ETF or the S&P 500® Index. The FLEX Options are all European style options, which means that they will be exercisable at the strike price only on the option expiration date. The value of the FLEX Options prior to the option expiration date may vary because of related factors other than the price of shares of the Reference ETF. The value of the Reference ETF will not increase or decrease at the same rate as the S&P 500® Index due to “tracking error” described below.

Certain features of the Reference ETF, which is an exchange-traded fund, will impact the value of the Fund’s Shares. The value of the Reference ETF is subject to the following factors:

•
Passive Investment Risk. The Reference ETF is not actively managed and attempts to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Reference ETF will hold constituent securities of the S&P 500® Index regardless of the current or projected performance on a specific security or particular industry or market sector, which could impact the unit price of the Reference ETF, the FLEX Options and the Fund.

•
Tracking Error. Exchange-traded funds face index correlation risk which is the risk that the performance of an exchange-traded fund will vary from the actual performance of the target index, known as “tracking error”. It is possible that the Reference ETF may not fully replicate or may, in certain circumstances, diverge significantly from the performance of the S&P 500® Index due to the Reference ETF not investing in all stocks comprising the S&P 500® Index, temporary unavailability of certain securities in the secondary market, differences in trading hours between the Reference ETF and securities comprising the S&P 500® Index, the occurrence of corporate actions (mergers and spinoffs) or due to other circumstances.

•
Securities Lending Risk. The Reference ETF may engage in securities lending. Securities lending involves the risk that the Reference ETF may lose money because the borrower of the Reference ETF’s loaned securities fails to return the securities in a timely manner or at all.

•	Fees and Expenses. Unlike the S&P 500® Index, the Reference ETF will reflect transaction costs and fees that will reduce its price performance relative to the S&P 500® Index.
•	Discount. Shares of exchange-traded funds tend to trade at a discount from their net asset value.

Credit Risk. Credit risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations.

Liquidity Risk. Liquidity risk is the risk that the Fund may be unable to sell a FLEX Option.

No one can guarantee that a liquid secondary trading market will exist for the FLEX Options. Trading in the FLEX Options may be less deep and liquid than certain other securities. FLEX Options may be less liquid than certain non-customized options. The Fund expects that it will not invest more than 10% of its net asset value in illiquid securities. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and your investment.

Under certain circumstances, current market prices may not be available with respect to the FLEX Options. Under those circumstances, the value of the FLEX Options will require more reliance on the Adviser’s judgment than that required for securities for which there is an active trading market. This creates a risk of mispricing or improper valuation of the FLEX Options which could impact the value received or paid for shares.

Management Risk. The skill and judgment of the Adviser in selecting investments will play a significant role in the Fund’s ability to achieve its investment objective. The Adviser and the portfolio managers have never managed this strategy in a mutual fund and this lack of experience may detract from the ability of the Fund to achieve its objective.

New Fund Risk. The Fund is recently formed. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategies, may not employ a successful investment strategy, or may fail to attract sufficient assets to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences to shareholders.

Tracking Error Risk. The Fund’s return may not match or achieve a high degree of correlation with the return of the SPEN03 Index. A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the SPEN03 Index, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The factors that may adversely affect the Fund’s correlation with the SPEN03 Index include fees, expenses, transaction costs, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities in which the Fund invests. While the Fund attempts to track the performance of the SPEN03 Index by investing all, or substantially all, of its assets in the types of securities that make up the SPEN03 Index, at times, the Fund may not have investment exposure to all securities in the SPEN03 Index, or its weighting of investment exposure to securities may be different from that of the SPEN03 Index. In addition, the Fund may invest in securities not included in the SPEN03 Index. The Fund may take or refrain from taking positions in order to improve tax efficiency, or comply with regulatory restrictions, either of which may negatively affect the Fund’s correlation with the SPEN03 Index. The Fund may also be subject to movements of assets into and out of the Fund in sizes that may differ from the size of the FLEX option contracts that constitute SPEN03 Index, potentially resulting in the Fund being over- or underexposed to the SPEN03 Index and may be impacted by reconstitutions and rebalancing events. Any of these factors could decrease correlation between the performance of the Fund and the SPEN03 Index and may hinder the Fund’s ability to meet its investment objective.

Tax Risk. The Fund expects to comply with the requirements of the Internal Revenue Code and other laws so that it will be taxed as a “regulated Investment company”; however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle’ rules, and various loss limitation provisions of the Internal Revenue Code.

Performance History

The Fund recently commenced operations and, as a result, does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance is not necessarily an indication of how the Fund will perform in the future.

Updated performance information is available at www.cboevest.com/mutualfunds/ or by calling the Fund toll-free at 855-505-VEST (8378).

CBOE Vest S&P 500 Enhanced Growth Strategy (April) Fund
FUND SUMMARY – Cboe Vest S & P 500 ® Enhanced Growth Strategy (April) Fund
Investment Objective

The Cboe Vest S&P 500® Enhanced Growth Strategy (April) Fund (the “Fund”) seeks to track, before fees and expenses, the performance of the Cboe® S&P 500® Enhanced Growth Index April Series (the “SPEN04 Index”).

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section “Distribution Arrangements” and in the section “Distribution” in the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

General Overview of the Fund’s Portfolio Construction

As explained in greater detail below, the Fund attempts to meet its objective of tracking, before fees and expenses, the performance of the SPEN04 Index, by constructing a portfolio of specially designed options that are similar to options that comprise the SPEN04 Index. Before you read more about the specifics of the Adviser’s Investment Approach to managing the Fund, it is important to understand the SPEN04 Index. Immediately following this section is information about the SPEN04 Index and its constituent parts. Following this disclosure is information about the Adviser’s Investment Approach (i.e., how the Adviser manages the Fund to achieve its objective).

About the SPEN04 Index

The methodology of the SPEN04 Index was created by the Chicago Board Options Exchange (“Cboe®”), an affiliate of the Adviser. The value of the SPEN04 Index is calculated daily as of the close of trading hours on the New York Stock Exchange by Cboe® (the “Index Calculation Agent”) utilizing an option valuation model and data provided by Cboe®. The SPEN04 Index is designed to measure the returns of a hypothetical portfolio of exchange-traded FLexible EXchange® Options (“FLEX Options ”) that reference the S&P 500® Index and are designed to track the returns of an “Enhanced Growth” options strategy.

Enhanced Growth options strategy: An Enhanced Growth options strategy is a type of “target outcome” strategy. A target outcome strategy seeks to target returns from an investment that is bought at inception of the strategy and held for a specific period of time. An Enhanced Growth options strategy is an investment in a portfolio of options linked to an underlying asset that, when bought at inception of the strategy and held to the expiration of the options, seeks to target returns that, over a period of approximately a one year, provides two-to-one enhanced returns on the price appreciation of the underlying asset up to a capped level, while providing one-to-one exposure to any losses from price depreciation.

The SPEN04 Index measures the performance of portfolio of exchange trade FLEX Options that replicate the returns of a continuously rolling Enhanced Growth options strategy that has its inception on the third Wednesday of April and if held to the third Wednesday of April the following year, seeks to provide two-to-one enhanced returns on the appreciation of the S&P 500® Index up to a capped level, while providing one-to-one exposure to any losses. The capped level of the Enhanced Growth options strategy is determined by the Index Calculation Agent on the third Wednesday of April pursuant to a mathematical calculation such that the value of the portfolio of FLEX Options that comprises the SPEN01 is equivalent to the value of the S&P 500® Index.

Index composition: The SPEN04 Index measures the performance of a portfolio of four purchased and written exchange-traded FLEX Options referencing the S&P 500® Index, that are each entered into on the third Wednesday of April and expire on the third Wednesday of April the following year. The options are:

•
Purchased Call Options. The “Purchased Call Options” are call options purchased each with a strike price at 50% of the “Initial Level,” which is the price of the S&P 500® Index on the third Wednesday of the month.

•	Written Call Options. The “Written Call Options” are call options written each with a strike price that will be determined on the third Wednesday of the month.
•	Written Put Options. The “Written Put Options” are put options written each with a strike price at 50% of the Initial Level.
•	Purchased Put Options. The “Purchased Index Put Options” are put options purchased each with a strike price at the Initial Level.

Adviser’s Investment Approach

To meet its objective of tracking, before fees and expenses, the performance of the SPEN04 Index, the Fund will invest in FLEX Options that are similar to the FLEX Options that comprise the SPEN04. The Fund seeks to achieve returns or losses before all estimated fees and expenses that based on the price performance of the S&P 500® Index from the third Wednesday of April of a given year and held until the third Wednesday of the following April in the next year (the “holding period”) and that are designed to conform to the following performance targets:

•
If the S&P 500® Index appreciates over the holding period, the Fund seeks to provide shareholders with a total return that increases by twice the percentage increase of the S&P 500® Index, up to a maximum return that is determined at the start of the holding period (the “Capped Return”);

•	If the S&P 500® Index decreases over the holding period, the Fund seeks to provide shareholders with a total return loss that is equal to the percentage loss on the S&P 500® Index.

The Fund will construct a non-diversified portfolio that may include exchange-traded FLEX Options that reference the S&P 500® Index and / or FLEX Options that reference exchange-traded funds that seeks to track the S&P 500® Index (the “Reference ETF”). Specifically, the Fund may consist of purchased call FLEX Options (i.e., options that gives the Fund the right to buy the Reference ETF or the value of the S&P 500® Index) and written call FLEX Options (i.e., options that obligate the Fund to sell the Reference ETF or the value of the S&P 500® Index) and cash or fixed income securities issued by the US Treasury of duration of approximately one year or less. The Fund is designed to provide enhanced participation in positive returns up to a predetermined capped level and one-to-one returns on the downside. By seeking to track the SPEN04 Index, the Fund attempts to provide an investment vehicle that seeks to provide similar returns to the S&P 500® Index, with similar volatility and downside risk, but higher upside potential in market environments with modest gains.

Option contracts on an index give one party the right to receive or deliver cash value of the particular index, and another party the obligation to receive or deliver the cash value of that index. Option contracts on an individual security such as an ETF give one party the right to buy or sell the particular security, and another party the obligation to sell or buy that same security. Many options are exchange-traded and are available to investors with set or defined contract terms. The Fund will use FLEX Options, which are customized equity or index option contracts that trade on an exchange, but that provide investors with the ability to customize key contract terms like exercise prices, styles (i.e., American-style exercisable any time prior to the expiration date or European-style exercisable only on the option expiration date) and expiration dates. Like standardized exchange-traded options, FLEX Options are guaranteed for settlement by The Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. FLEX Options provide investors with the ability to customize key terms, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of Over-the-Counter (“OTC”) options positions.

The SPEN04 Index measures the performance of a portfolio of purchased and written put and call FLEX options. The Fund will utilize purchased and written FLEX Options similar to those that are part of the SPEN04 Index to seek to track, before fees and expenses, the performance of the SPEN04 Index. Put options give the holder (i.e., the buyer) the right to sell an asset (or deliver cash value of the index, in case of index put option) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the index, in case of index put option) at a certain defined price. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the index, in case of index call option) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the index, in case of index call option) at a certain defined price.

As the options mature approximately every year, they are replaced. By replacing options annually, the Fund seeks to ensure that investments made in April are enhancing participation in positive returns up to a predetermined level and providing one-to-one returns on the downside s realized in April in the following year. As explained in the Principal Risks disclosure, a key underlying component of the successful implementation of the Fund’s investment strategy is that an investor should stay invested in the Fund for at least one year.

Any FLEX Options that are written by the Fund that create an obligation to sell or buy an asset will be offset with a position in FLEX Options purchased by the Fund that to create the right to buy or sell the same asset such that the Fund will always be in a net long position. That is, any obligations of the Fund created by its writing of FLEX Options will be covered by offsetting positions in other purchased FLEX Options.

From time to time, the Fund may hold a portion of its assets in cash or invest them in liquid, short-term investments, including U.S. government obligations, certificates of deposit, commercial paper, other investment companies, money market instruments or other securities.

Because of certain potential limitations of the Investment Company Act of 1940 associated with trading options on the Chicago Board Options Exchange (“Cboe”) and any other exchanges owned or controlled by Cboe Holdings, Inc. (“Cboe Exchanges”), the Fund will direct all broker-dealers to not effect transactions in options on any Cboe Exchanges until such time that appropriate exemptive and/or no-action relief is obtained from the Securities and Exchange Commission (“SEC”) and/or its staff by the Adviser, the Cboe and/or any mutual funds advised by the Adviser. This restriction shall not prevent the Adviser or the Fund from engaging in other transactions or receiving other services from the Cboe or for which the Cboe may receive a benefit, such as pricing services, provided such transactions and/or the receipt of such services is consistent with applicable statutes, rules, regulations and interpretive positions of the SEC and its staff.

Principal Risks

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Derivative Securities Risk. The Fund may invest in derivative securities. These are financial instruments that derive their performance from the performance of an underlying asset or index. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Fund. The Fund could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

FLEX Options Risk. The Fund expects to utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. FLEX Options are also subject to the Derivative Securities Risk described above.

Index Limitations. The SPEN04 Index is designed to represent a proposed option strategy. The Index Calculation Agent utilizes an option valuation model to calculate the value of portfolio of FLEX Options that are constituents of the SPEN04 Index. Failure by the Index Calculation Agent to fully comprehend and accurately model the constituent FLEX Options may cause the performance of the Index to vary from the performance of an actual portfolio of the constituent FLEX Options or the performance of the Fund. Like many passive indexes, the SPEN04 Index does not take into account significant factors such as transaction costs and taxes and, because of factors such as these, the Fund’s portfolio should be expected to underperform passive indexes.

Index Sampling Risk. Index sampling risk is the chance that the investments selected for the Fund, in the aggregate, will not provide investment performance matching that of the SPEN04 Index. The Adviser expects the index sampling risk to be low.

Newly Created Index Risk. The SPEN04 Index is newly created and has a limited history of performance. As such, it is uncertain how closely the SPEN04 Index may be able to track the performance of an actual portfolio of the constituent FLEX Options that comprise the SPEN04 Index.

The Fund’s investment strategy is designed to achieve the targeted returns linked to the S&P 500® Index over the holding period of approximately one year. The Fund’s investment strategy has been designed to deliver on targeted returns linked to the S&P 500® Index if the shares are bought on the third Wednesday of April and held until the third Wednesday of the following April. For purchase or sale of the shares of the Fund outside this holding period, the value of the securities in the Fund could vary because of related factors other than the level of the S&P 500® Index.

Equity Risk. The SPEN04 Index provides an investor exposure to the equity securities markets. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates.

Exchange-Traded Funds Risk. The Fund may invest in FLEX Options that reference an exchange-traded fund (“ETF”) that tracks the S&P 500® Index. The risks of investment in such options typically reflect the risks of types of instruments in which the exchange-traded funds (“ETF”) invest. The value of an ETF is subject to change as the values of the component securities of the index that the ETF seeks to track fluctuate. An ETF that seeks to track the S&P 500® Index may not exactly match the performance of the S&P 500® Index due to cash drag, differences between the portfolio of the ETF and the components of the S&P 500® Index, expenses and other factors. Certain options on an ETF may not qualify as “section 1256 contracts” under section 1256 of the Internal Revenue Code of 1986, as amended, and disposition of such options will likely result in short-term or long-term capital gains or losses to the Fund depending on the holding period.

Fixed-Income Securities Risk. The Fund may invest in fixed-income (debt) securities, which are generally subject to the following risks:

•
Credit Risk. The financial condition of an issuer of a fixed-income security may cause the issuer to default. A decline in an issuer’s credit rating may cause a decrease in the value of the security and an increase in investment risk and price volatility.

•
Interest Rate Risk. An increase in interest rates typically causes a decrease in the value of fixed income securities in which the Fund may invest. Given the historically low interest rate environment, risks associated with rising rates are heightened. Fixed-income securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than fixed-income securities with shorter durations.

Indexed Securities and Derivatives Risk. If a security or derivative is linked to the performance of an index, it may be subject to the risks associated with changes in that index.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government and/or Federal Reserve, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

Non-Diversification Risk. The Fund is non-diversified. The performance of a non-diversified fund may be more volatile than the performance of a diversified fund. As a non-diversified fund, the Fund may hold fewer investments than a fund that is a diversified fund.

Options Risk. The price of an option, which is a function of interest rates, volatility, dividends, the exercise price, S&P 500® Index changes, and other market factors, may change rapidly over time. Options may expire unexercised, causing the Fund to lose the premium paid for the options. The Fund could experience a loss if securities underlying the options do not perform as anticipated. There may be an imperfect correlation between the prices of options and movements in the price of the securities, stock indexes or ETFs on which the options are based.

Market Risk. The value of your investment may fall over time because the Fund is subject to market risk. Because stock prices and the prices of the FLEX Options tend to fluctuate, the value of your investment in the Fund may increase or decrease. The shares of the Fund at any point in time may be worth less than the original investment.

Amplified Returns Risk. The Fund seeks to achieve its objective of enhanced participation in price appreciation up to a predetermined level of the S&P 500® Index and one-to-one participation in price depreciation of the S&P 500® Index by purchasing and selling call options to gain twice the exposure to the price of the S&P 500® Index in a predetermined price range. The Fund’s investment strategy has been designed to deliver the targeted enhanced upside participation in the predetermined price range if the shares are bought on the third Wednesday of April and held until the third Wednesday of the following April. For purchase or sale of the shares of the Fund over time periods other than from the third Wednesday of April to the third Wednesday of April the following year investors could experience more than one-to-one losses in market declines.

The positive Fund return is subject to a capped upside. The target return for an investment in the Fund is based on an assumption of holding the investment from the third Wednesday of the month to the third Wednesday of the same month the following year, the price performance of the S&P 500® Index or the Reference ETF, and the maximum Capped Return. Because the Fund’s return will be capped, the return of the Fund may be less than the performance of the S&P 500® Index or the Reference ETF. The Fund’s ability to provide enhanced return and capped upside is dependent on shareholders purchasing shares on the third Wednesday of the month and holding till the third Wednesday of the same month the following year. You may realize a return or loss that is higher or lower than the intended returns or losses as a result of purchasing shares or redeeming shares outside the investment time period, where the FLEX Options are otherwise liquidated by the Fund prior to expiration, if a corporate action occurs with respect to the S&P 500® Index or the Reference ETF, or increases in potential tax-related expenses and other expenses of the Fund above estimated levels.

Leverage Risk. The Fund may seek to gain exposure to certain securities in excess of 100%. Such exposure will make the Fund more sensitive to movement in the value of those instruments. In particular, investments in options and derivative instruments may provide the economic effect of financial leverage by creating additional investment exposure such that increases or decreases in the value of the Fund’s portfolio will be magnified.

The Fund is subject to performance and equity risk related to the Reference ETF, the S&P 500® Index and securities comprising the S&P 500® Index. The formulas to calculate the options’ payments at expiration is based on the price performance of the S&P 500® Index or the Reference ETF. The FLEX Options represent indirect positions in the S&P 500® Index or the Reference ETF and are subject to changes in value as the price of the S&P 500® Index or the Reference ETF rises or falls. The value of the FLEX Options may be adversely affected by various factors affecting the Reference ETF, the S&P 500® Index and the value of the securities comprising the S&P 500® Index. The settlement value of the FLEX Options is based on the S&P 500® Index or the Reference ETF Closing Value on the option expiration date only, and will be substantially determined by market conditions as of such time. The Reference ETF seeks to replicate the performance of the S&P 500® Index. The value of the Reference ETF will fluctuate over time based on fluctuations in the value of the stocks held by the Reference ETF which may be impacted by changes in general economic conditions, expectations for future economic growth and corporate profits, interest rates and the supply and demand for stocks that are components of the S&P 500® Index. Although common stocks have historically generated higher average returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatile returns. Common stocks are structurally subordinated to preferred stocks, bonds and other debt instruments in a company’s capital structure, and represent a residual claim on the issuer’s assets that have no value unless such assets are sufficient to cover all other claims.

Risk of Loss. The Fund does not provide principal protection and you may not receive a return of the capital you invest.

The value of the Written Options has a negative impact on the value of your investment. The Written Options create an obligation to make a payment in contrast to the Purchased Options which create the potential for receipt of a payment. As the value of the Written Options increases, it has a negative impact on the value of your shares in the Fund.

The value of the FLEX Options may change with the implied volatility of the Reference ETF, the S&P 500® Index and the securities comprising the S&P 500® Index. No one can predict whether implied volatility will rise or fall in the future.

The value of the Fund does not appreciate due to dividend payments paid by the Reference ETF. The Fund seeks to provide target returns on the price performance of the Reference ETF, which does not include returns from dividends paid by the Reference ETF.

The value of the Fund does not appreciate due to dividend payments paid by the companies in the S&P 500® Index. The Fund seeks to provide target returns on the price performance of the S&P 500® Index, which does not include returns from dividends paid by the companies in the S&P 500® Index.

The values of the FLEX Options do not increase or decrease at the same rate as the Reference ETF or the S&P 500® Index. The FLEX Options are all European style options, which means that they will be exercisable at the strike price only on the option expiration date. The value of the FLEX Options prior to the option expiration date may vary because of related factors other than the price of shares of the Reference ETF. The value of the Reference ETF will not increase or decrease at the same rate as the S&P 500® Index due to “tracking error” described below.

Certain features of the Reference ETF, which is an exchange-traded fund, will impact the value of the Fund’s Shares. The value of the Reference ETF is subject to the following factors:

•
Passive Investment Risk. The Reference ETF is not actively managed and attempts to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Reference ETF will hold constituent securities of the S&P 500® Index regardless of the current or projected performance on a specific security or particular industry or market sector, which could impact the unit price of the Reference ETF, the FLEX Options and the Fund.

•
Tracking Error. Exchange-traded funds face index correlation risk which is the risk that the performance of an exchange-traded fund will vary from the actual performance of the target index, known as “tracking error”. It is possible that the Reference ETF may not fully replicate or may, in certain circumstances, diverge significantly from the performance of the S&P 500® Index due to the Reference ETF not investing in all stocks comprising the S&P 500® Index, temporary unavailability of certain securities in the secondary market, differences in trading hours between the Reference ETF and securities comprising the S&P 500® Index, the occurrence of corporate actions (mergers and spinoffs) or due to other circumstances.

•
Securities Lending Risk. The Reference ETF may engage in securities lending. Securities lending involves the risk that the Reference ETF may lose money because the borrower of the Reference ETF’s loaned securities fails to return the securities in a timely manner or at all.

•	Fees and Expenses. Unlike the S&P 500® Index, the Reference ETF will reflect transaction costs and fees that will reduce its price performance relative to the S&P 500® Index.
•	Discount. Shares of exchange-traded funds tend to trade at a discount from their net asset value.

Credit Risk. Credit risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations.

Liquidity Risk. Liquidity risk is the risk that the Fund may be unable to sell a FLEX Option.

No one can guarantee that a liquid secondary trading market will exist for the FLEX Options. Trading in the FLEX Options may be less deep and liquid than certain other securities. FLEX Options may be less liquid than certain non-customized options. The Fund expects that it will not invest more than 10% of its net asset value in illiquid securities. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and your investment.

Under certain circumstances, current market prices may not be available with respect to the FLEX Options. Under those circumstances, the value of the FLEX Options will require more reliance on the Adviser’s judgment than that required for securities for which there is an active trading market. This creates a risk of mispricing or improper valuation of the FLEX Options which could impact the value received or paid for shares.

Management Risk. The skill and judgment of the Adviser in selecting investments will play a significant role in the Fund’s ability to achieve its investment objective. The Adviser and the portfolio managers have never managed this strategy in a mutual fund and this lack of experience may detract from the ability of the Fund to achieve its objective.

New Fund Risk. The Fund is recently formed. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategies, may not employ a successful investment strategy, or may fail to attract sufficient assets to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences to shareholders.

Tracking Error Risk. The Fund’s return may not match or achieve a high degree of correlation with the return of the SPEN04 Index. A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the SPEN04 Index, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The factors that may adversely affect the Fund’s correlation with the SPEN04 Index include fees, expenses, transaction costs, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities in which the Fund invests. While the Fund attempts to track the performance of the SPEN04 Index by investing all, or substantially all, of its assets in the types of securities that make up the SPEN04 Index, at times, the Fund may not have investment exposure to all securities in the SPEN04 Index, or its weighting of investment exposure to securities may be different from that of the SPEN04 Index. In addition, the Fund may invest in securities not included in the SPEN04 Index. The Fund may take or refrain from taking positions in order to improve tax efficiency, or comply with regulatory restrictions, either of which may negatively affect the Fund’s correlation with the SPEN04 Index. The Fund may also be subject to movements of assets into and out of the Fund in sizes that may differ from the size of the FLEX option contracts that constitute SPEN04 Index, potentially resulting in the Fund being over- or underexposed to the SPEN04 Index and may be impacted by reconstitutions and rebalancing events. Any of these factors could decrease correlation between the performance of the Fund and the SPEN04 Index and may hinder the Fund’s ability to meet its investment objective.

Tax Risk. The Fund expects to comply with the requirements of the Internal Revenue Code and other laws so that it will be taxed as a “regulated Investment company”; however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle’ rules, and various loss limitation provisions of the Internal Revenue Code.

Performance History

The Fund recently commenced operations and, as a result, does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance is not necessarily an indication of how the Fund will perform in the future.

Updated performance information is available at www.cboevest.com/mutualfunds/ or by calling the Fund toll-free at 855-505-VEST (8378).

CBOE Vest S&P 500 Enhanced Growth Strategy (May) Fund
FUND SUMMARY – Cboe Vest S & P 500 ® Enhanced Growth Strategy (May) Fund
Investment Objective

The Cboe Vest S&P 500® Enhanced Growth Strategy (May) Fund (the “Fund”) seeks to track, before fees and expenses, the performance of the Cboe® S&P 500® Enhanced Growth Index May Series (the “SPEN05 Index”).

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section “Distribution Arrangements” and in the section “Distribution” in the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

General Overview of the Fund’s Portfolio Construction

As explained in greater detail below, the Fund attempts to meet its objective of tracking, before fees and expenses, the performance of the SPEN05 Index, by constructing a portfolio of specially designed options that are similar to options that comprise the SPEN05 Index. Before you read more about the specifics of the Adviser’s Investment Approach to managing the Fund, it is important to understand the SPEN05 Index. Immediately following this section is information about the SPEN05 Index and its constituent parts. Following this disclosure is information about the Adviser’s Investment Approach (i.e., how the Adviser manages the Fund to achieve its objective).

About the SPEN05 Index

The methodology of the SPEN05 Index was created by the Chicago Board Options Exchange (“Cboe®”), an affiliate of the Adviser. The value of the SPEN05 Index is calculated daily as of the close of trading hours on the New York Stock Exchange by Cboe® (the “Index Calculation Agent”) utilizing an option valuation model and data provided by Cboe®. The SPEN05 Index is designed to measure the returns of a hypothetical portfolio of exchange-traded FLexible EXchange® Options (“FLEX Options ”) that reference the S&P 500® Index and are designed to track the returns of an “Enhanced Growth” options strategy.

Enhanced Growth options strategy: An Enhanced Growth options strategy is a type of “target outcome” strategy. A target outcome strategy seeks to target returns from an investment that is bought at inception of the strategy and held for a specific period of time. An Enhanced Growth options strategy is an investment in a portfolio of options linked to an underlying asset that, when bought at inception of the strategy and held to the expiration of the options, seeks to target returns that, over a period of approximately a one year, provides two-to-one enhanced returns on the price appreciation of the underlying asset up to a capped level, while providing one-to-one exposure to any losses from price depreciation.

The SPEN05 Index measures the performance of portfolio of exchange trade FLEX Options that replicate the returns of a continuously rolling Enhanced Growth options strategy that has its inception on the third Wednesday of May and if held to the third Wednesday of May the following year, seeks to provide two-to-one enhanced returns on the appreciation of the S&P 500® Index up to a capped level, while providing one-to-one exposure to any losses. The capped level of the Enhanced Growth options strategy is determined by the Index Calculation Agent on the third Wednesday of May pursuant to a mathematical calculation such that the value of the portfolio of FLEX Options that comprises the SPEN01 is equivalent to the value of the S&P 500® Index.

Index composition: The SPEN05 Index measures the performance of a portfolio of four purchased and written exchange-traded FLEX Options referencing the S&P 500® Index, that are each entered into on the third Wednesday of May and expire on the third Wednesday of May the following year. The options are:

•
Purchased Call Options. The “Purchased Call Options” are call options purchased each with a strike price at 50% of the “Initial Level,” which is the price of the S&P 500® Index on the third Wednesday of the month.

•	Written Call Options. The “Written Call Options” are call options written each with a strike price that will be determined on the third Wednesday of the month.
•	Written Put Options. The “Written Put Options” are put options written each with a strike price at 50% of the Initial Level.
•	Purchased Put Options. The “Purchased Index Put Options” are put options purchased each with a strike price at the Initial Level.

Adviser’s Investment Approach

To meet its objective of tracking, before fees and expenses, the performance of the SPEN05 Index, the Fund will invest in FLEX Options that are similar to the FLEX Options that comprise the SPEN05. The Fund seeks to achieve returns or losses before all estimated fees and expenses that based on the price performance of the S&P 500® Index from the third Wednesday of May of a given year and held until the third Wednesday of the following May in the next year (the “holding period”) and that are designed to conform to the following performance targets:

•
If the S&P 500® Index appreciates over the holding period, the Fund seeks to provide shareholders with a total return that increases by twice the percentage increase of the S&P 500® Index, up to a maximum return that is determined at the start of the holding period (the “Capped Return”);

•	If the S&P 500® Index decreases over the holding period, the Fund seeks to provide shareholders with a total return loss that is equal to the percentage loss on the S&P 500® Index.

The Fund will construct a non-diversified portfolio that may include exchange-traded FLEX Options that reference the S&P 500® Index and / or FLEX Options that reference exchange-traded funds that seeks to track the S&P 500® Index (the “Reference ETF”). Specifically, the Fund may consist of purchased call FLEX Options (i.e., options that gives the Fund the right to buy the Reference ETF or the value of the S&P 500® Index) and written call FLEX Options (i.e., options that obligate the Fund to sell the Reference ETF or the value of the S&P 500® Index) and cash or fixed income securities issued by the US Treasury of duration of approximately one year or less. The Fund is designed to provide enhanced participation in positive returns up to a predetermined capped level and one-to-one returns on the downside. By seeking to track the SPEN05 Index, the Fund attempts to provide an investment vehicle that seeks to provide similar returns to the S&P 500® Index, with similar volatility and downside risk, but higher upside potential in market environments with modest gains.

Option contracts on an index give one party the right to receive or deliver cash value of the particular index, and another party the obligation to receive or deliver the cash value of that index. Option contracts on an individual security such as an ETF give one party the right to buy or sell the particular security, and another party the obligation to sell or buy that same security. Many options are exchange-traded and are available to investors with set or defined contract terms. The Fund will use FLEX Options, which are customized equity or index option contracts that trade on an exchange, but that provide investors with the ability to customize key contract terms like exercise prices, styles (i.e., American-style exercisable any time prior to the expiration date or European-style exercisable only on the option expiration date) and expiration dates. Like standardized exchange-traded options, FLEX Options are guaranteed for settlement by The Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. FLEX Options provide investors with the ability to customize key terms, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of Over-the-Counter (“OTC”) options positions.

The SPEN05 Index measures the performance of a portfolio of purchased and written put and call FLEX options. The Fund will utilize purchased and written FLEX Options similar to those that are part of the SPEN05 Index to seek to track, before fees and expenses, the performance of the SPEN05 Index. Put options give the holder (i.e., the buyer) the right to sell an asset (or deliver cash value of the index, in case of index put option) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the index, in case of index put option) at a certain defined price. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the index, in case of index call option) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the index, in case of index call option) at a certain defined price.

As the options mature approximately every year, they are replaced. By replacing options annually, the Fund seeks to ensure that investments made in May are enhancing participation in positive returns up to a predetermined level and providing one-to-one returns on the downside s realized in May in the following year. As explained in the Principal Risks disclosure, a key underlying component of the successful implementation of the Fund’s investment strategy is that an investor should stay invested in the Fund for at least one year.

Any FLEX Options that are written by the Fund that create an obligation to sell or buy an asset will be offset with a position in FLEX Options purchased by the Fund that to create the right to buy or sell the same asset such that the Fund will always be in a net long position. That is, any obligations of the Fund created by its writing of FLEX Options will be covered by offsetting positions in other purchased FLEX Options.

From time to time, the Fund may hold a portion of its assets in cash or invest them in liquid, short-term investments, including U.S. government obligations, certificates of deposit, commercial paper, other investment companies, money market instruments or other securities.

Because of certain potential limitations of the Investment Company Act of 1940 associated with trading options on the Chicago Board Options Exchange (“Cboe”) and any other exchanges owned or controlled by Cboe Holdings, Inc. (“Cboe Exchanges”), the Fund will direct all broker-dealers to not effect transactions in options on any Cboe Exchanges until such time that appropriate exemptive and/or no-action relief is obtained from the Securities and Exchange Commission (“SEC”) and/or its staff by the Adviser, the Cboe and/or any mutual funds advised by the Adviser. This restriction shall not prevent the Adviser or the Fund from engaging in other transactions or receiving other services from the Cboe or for which the Cboe may receive a benefit, such as pricing services, provided such transactions and/or the receipt of such services is consistent with applicable statutes, rules, regulations and interpretive positions of the SEC and its staff.

Principal Risks

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Derivative Securities Risk. The Fund may invest in derivative securities. These are financial instruments that derive their performance from the performance of an underlying asset or index. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Fund. The Fund could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

FLEX Options Risk. The Fund expects to utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. FLEX Options are also subject to the Derivative Securities Risk described above.

Index Limitations. The SPEN05 Index is designed to represent a proposed option strategy. The Index Calculation Agent utilizes an option valuation model to calculate the value of portfolio of FLEX Options that are constituents of the SPEN05 Index. Failure by the Index Calculation Agent to fully comprehend and accurately model the constituent FLEX Options may cause the performance of the Index to vary from the performance of an actual portfolio of the constituent FLEX Options or the performance of the Fund. Like many passive indexes, the SPEN05 Index does not take into account significant factors such as transaction costs and taxes and, because of factors such as these, the Fund’s portfolio should be expected to underperform passive indexes.

Index Sampling Risk. Index sampling risk is the chance that the investments selected for the Fund, in the aggregate, will not provide investment performance matching that of the SPEN05 Index. The Adviser expects the index sampling risk to be low.

Newly Created Index Risk. The SPEN05 Index is newly created and has a limited history of performance. As such, it is uncertain how closely the SPEN05 Index may be able to track the performance of an actual portfolio of the constituent FLEX Options that comprise the SPEN05 Index.

The Fund’s investment strategy is designed to achieve the targeted returns linked to the S&P 500® Index over the holding period of approximately one year. The Fund’s investment strategy has been designed to deliver on targeted returns linked to the S&P 500® Index if the shares are bought on the third Wednesday of May and held until the third Wednesday of the following May. For purchase or sale of the shares of the Fund outside this holding period, the value of the securities in the Fund could vary because of related factors other than the level of the S&P 500® Index.

Equity Risk. The SPEN05 Index provides an investor exposure to the equity securities markets. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates.

Exchange-Traded Funds Risk. The Fund may invest in FLEX Options that reference an exchange-traded fund (“ETF”) that tracks the S&P 500® Index. The risks of investment in such options typically reflect the risks of types of instruments in which the exchange-traded funds (“ETF”) invest. The value of an ETF is subject to change as the values of the component securities of the index that the ETF seeks to track fluctuate. An ETF that seeks to track the S&P 500® Index may not exactly match the performance of the S&P 500® Index due to cash drag, differences between the portfolio of the ETF and the components of the S&P 500® Index, expenses and other factors. Certain options on an ETF may not qualify as “section 1256 contracts” under section 1256 of the Internal Revenue Code of 1986, as amended, and disposition of such options will likely result in short-term or long-term capital gains or losses to the Fund depending on the holding period.

Fixed-Income Securities Risk. The Fund may invest in fixed-income (debt) securities, which are generally subject to the following risks:

•
Credit Risk. The financial condition of an issuer of a fixed-income security may cause the issuer to default. A decline in an issuer’s credit rating may cause a decrease in the value of the security and an increase in investment risk and price volatility.

•
Interest Rate Risk. An increase in interest rates typically causes a decrease in the value of fixed income securities in which the Fund may invest. Given the historically low interest rate environment, risks associated with rising rates are heightened. Fixed-income securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than fixed-income securities with shorter durations.

Indexed Securities and Derivatives Risk. If a security or derivative is linked to the performance of an index, it may be subject to the risks associated with changes in that index.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government and/or Federal Reserve, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

Non-Diversification Risk. The Fund is non-diversified. The performance of a non-diversified fund may be more volatile than the performance of a diversified fund. As a non-diversified fund, the Fund may hold fewer investments than a fund that is a diversified fund.

Options Risk. The price of an option, which is a function of interest rates, volatility, dividends, the exercise price, S&P 500® Index changes, and other market factors, may change rapidly over time. Options may expire unexercised, causing the Fund to lose the premium paid for the options. The Fund could experience a loss if securities underlying the options do not perform as anticipated. There may be an imperfect correlation between the prices of options and movements in the price of the securities, stock indexes or ETFs on which the options are based.

Market Risk. The value of your investment may fall over time because the Fund is subject to market risk. Because stock prices and the prices of the FLEX Options tend to fluctuate, the value of your investment in the Fund may increase or decrease. The shares of the Fund at any point in time may be worth less than the original investment.

Amplified Returns Risk. The Fund seeks to achieve its objective of enhanced participation in price appreciation up to a predetermined level of the S&P 500® Index and one-to-one participation in price depreciation of the S&P 500® Index by purchasing and selling call options to gain twice the exposure to the price of the S&P 500® Index in a predetermined price range. The Fund’s investment strategy has been designed to deliver the targeted enhanced upside participation in the predetermined price range if the shares are bought on the third Wednesday of May and held until the third Wednesday of the following May. For purchase or sale of the shares of the Fund over time periods other than from the third Wednesday of May to the third Wednesday of May the following year investors could experience more than one-to-one losses in market declines.

The positive Fund return is subject to a capped upside. The target return for an investment in the Fund is based on an assumption of holding the investment from the third Wednesday of the month to the third Wednesday of the same month the following year, the price performance of the S&P 500® Index or the Reference ETF, and the maximum Capped Return. Because the Fund’s return will be capped, the return of the Fund may be less than the performance of the S&P 500® Index or the Reference ETF. The Fund’s ability to provide enhanced return and capped upside is dependent on shareholders purchasing shares on the third Wednesday of the month and holding till the third Wednesday of the same month the following year. You may realize a return or loss that is higher or lower than the intended returns or losses as a result of purchasing shares or redeeming shares outside the investment time period, where the FLEX Options are otherwise liquidated by the Fund prior to expiration, if a corporate action occurs with respect to the S&P 500® Index or the Reference ETF, or increases in potential tax-related expenses and other expenses of the Fund above estimated levels.

Leverage Risk. The Fund may seek to gain exposure to certain securities in excess of 100%. Such exposure will make the Fund more sensitive to movement in the value of those instruments. In particular, investments in options and derivative instruments may provide the economic effect of financial leverage by creating additional investment exposure such that increases or decreases in the value of the Fund’s portfolio will be magnified.

The Fund is subject to performance and equity risk related to the Reference ETF, the S&P 500® Index and securities comprising the S&P 500® Index. The formulas to calculate the options’ payments at expiration is based on the price performance of the S&P 500® Index or the Reference ETF. The FLEX Options represent indirect positions in the S&P 500® Index or the Reference ETF and are subject to changes in value as the price of the S&P 500® Index or the Reference ETF rises or falls. The value of the FLEX Options may be adversely affected by various factors affecting the Reference ETF, the S&P 500® Index and the value of the securities comprising the S&P 500® Index. The settlement value of the FLEX Options is based on the S&P 500® Index or the Reference ETF Closing Value on the option expiration date only, and will be substantially determined by market conditions as of such time. The Reference ETF seeks to replicate the performance of the S&P 500® Index. The value of the Reference ETF will fluctuate over time based on fluctuations in the value of the stocks held by the Reference ETF which may be impacted by changes in general economic conditions, expectations for future economic growth and corporate profits, interest rates and the supply and demand for stocks that are components of the S&P 500® Index. Although common stocks have historically generated higher average returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatile returns. Common stocks are structurally subordinated to preferred stocks, bonds and other debt instruments in a company’s capital structure, and represent a residual claim on the issuer’s assets that have no value unless such assets are sufficient to cover all other claims.

Risk of Loss. The Fund does not provide principal protection and you may not receive a return of the capital you invest.

The value of the Written Options has a negative impact on the value of your investment. The Written Options create an obligation to make a payment in contrast to the Purchased Options which create the potential for receipt of a payment. As the value of the Written Options increases, it has a negative impact on the value of your shares in the Fund.

The value of the FLEX Options may change with the implied volatility of the Reference ETF, the S&P 500® Index and the securities comprising the S&P 500® Index. No one can predict whether implied volatility will rise or fall in the future.

The value of the Fund does not appreciate due to dividend payments paid by the Reference ETF. The Fund seeks to provide target returns on the price performance of the Reference ETF, which does not include returns from dividends paid by the Reference ETF.

The value of the Fund does not appreciate due to dividend payments paid by the companies in the S&P 500® Index. The Fund seeks to provide target returns on the price performance of the S&P 500® Index, which does not include returns from dividends paid by the companies in the S&P 500® Index.

The values of the FLEX Options do not increase or decrease at the same rate as the Reference ETF or the S&P 500® Index. The FLEX Options are all European style options, which means that they will be exercisable at the strike price only on the option expiration date. The value of the FLEX Options prior to the option expiration date may vary because of related factors other than the price of shares of the Reference ETF. The value of the Reference ETF will not increase or decrease at the same rate as the S&P 500® Index due to “tracking error” described below.

Certain features of the Reference ETF, which is an exchange-traded fund, will impact the value of the Fund’s Shares. The value of the Reference ETF is subject to the following factors:

•
Passive Investment Risk. The Reference ETF is not actively managed and attempts to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Reference ETF will hold constituent securities of the S&P 500® Index regardless of the current or projected performance on a specific security or particular industry or market sector, which could impact the unit price of the Reference ETF, the FLEX Options and the Fund.

•
Tracking Error. Exchange-traded funds face index correlation risk which is the risk that the performance of an exchange-traded fund will vary from the actual performance of the target index, known as “tracking error”. It is possible that the Reference ETF may not fully replicate or may, in certain circumstances, diverge significantly from the performance of the S&P 500® Index due to the Reference ETF not investing in all stocks comprising the S&P 500® Index, temporary unavailability of certain securities in the secondary market, differences in trading hours between the Reference ETF and securities comprising the S&P 500® Index, the occurrence of corporate actions (mergers and spinoffs) or due to other circumstances.

•
Securities Lending Risk. The Reference ETF may engage in securities lending. Securities lending involves the risk that the Reference ETF may lose money because the borrower of the Reference ETF’s loaned securities fails to return the securities in a timely manner or at all.

•	Fees and Expenses. Unlike the S&P 500® Index, the Reference ETF will reflect transaction costs and fees that will reduce its price performance relative to the S&P 500® Index.
•	Discount. Shares of exchange-traded funds tend to trade at a discount from their net asset value.

Credit Risk. Credit risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations.

Liquidity Risk. Liquidity risk is the risk that the Fund may be unable to sell a FLEX Option.

No one can guarantee that a liquid secondary trading market will exist for the FLEX Options. Trading in the FLEX Options may be less deep and liquid than certain other securities. FLEX Options may be less liquid than certain non-customized options. The Fund expects that it will not invest more than 10% of its net asset value in illiquid securities. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and your investment.

Under certain circumstances, current market prices may not be available with respect to the FLEX Options. Under those circumstances, the value of the FLEX Options will require more reliance on the Adviser’s judgment than that required for securities for which there is an active trading market. This creates a risk of mispricing or improper valuation of the FLEX Options which could impact the value received or paid for shares.

Management Risk. The skill and judgment of the Adviser in selecting investments will play a significant role in the Fund’s ability to achieve its investment objective. The Adviser and the portfolio managers have never managed this strategy in a mutual fund and this lack of experience may detract from the ability of the Fund to achieve its objective.

New Fund Risk. The Fund is recently formed. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategies, may not employ a successful investment strategy, or may fail to attract sufficient assets to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences to shareholders.

Tracking Error Risk. The Fund’s return may not match or achieve a high degree of correlation with the return of the SPEN05 Index. A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the SPEN05 Index, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The factors that may adversely affect the Fund’s correlation with the SPEN05 Index include fees, expenses, transaction costs, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities in which the Fund invests. While the Fund attempts to track the performance of the SPEN05 Index by investing all, or substantially all, of its assets in the types of securities that make up the SPEN05 Index, at times, the Fund may not have investment exposure to all securities in the SPEN05 Index, or its weighting of investment exposure to securities may be different from that of the SPEN05 Index. In addition, the Fund may invest in securities not included in the SPEN05 Index. The Fund may take or refrain from taking positions in order to improve tax efficiency, or comply with regulatory restrictions, either of which may negatively affect the Fund’s correlation with the SPEN05 Index. The Fund may also be subject to movements of assets into and out of the Fund in sizes that may differ from the size of the FLEX option contracts that constitute SPEN05 Index, potentially resulting in the Fund being over- or underexposed to the SPEN05 Index and may be impacted by reconstitutions and rebalancing events. Any of these factors could decrease correlation between the performance of the Fund and the SPEN05 Index and may hinder the Fund’s ability to meet its investment objective.

Tax Risk. The Fund expects to comply with the requirements of the Internal Revenue Code and other laws so that it will be taxed as a “regulated Investment company”; however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle’ rules, and various loss limitation provisions of the Internal Revenue Code.

Performance History

The Fund recently commenced operations and, as a result, does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance is not necessarily an indication of how the Fund will perform in the future.

Updated performance information is available at www.cboevest.com/mutualfunds/ or by calling the Fund toll-free at 855-505-VEST (8378).

CBOE Vest S&P 500 Enhanced Growth Strategy (June) Fund
FUND SUMMARY – Cboe Vest S & P 500 ® Enhanced Growth Strategy (June) Fund
Investment Objective

The Cboe Vest S&P 500® Enhanced Growth Strategy (June) Fund (the “Fund”) seeks to track, before fees and expenses, the performance of the Cboe® S&P 500® Enhanced Growth Index June Series (the “SPEN06 Index”).

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section “Distribution Arrangements” and in the section “Distribution” in the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

General Overview of the Fund’s Portfolio Construction

As explained in greater detail below, the Fund attempts to meet its objective of tracking, before fees and expenses, the performance of the SPEN06 Index, by constructing a portfolio of specially designed options that are similar to options that comprise the SPEN06 Index. Before you read more about the specifics of the Adviser’s Investment Approach to managing the Fund, it is important to understand the SPEN06 Index. Immediately following this section is information about the SPEN06 Index and its constituent parts. Following this disclosure is information about the Adviser’s Investment Approach (i.e., how the Adviser manages the Fund to achieve its objective).

About the SPEN06 Index

The methodology of the SPEN06 Index was created by the Chicago Board Options Exchange (“Cboe®”), an affiliate of the Adviser. The value of the SPEN06 Index is calculated daily as of the close of trading hours on the New York Stock Exchange by Cboe® (the “Index Calculation Agent”) utilizing an option valuation model and data provided by Cboe®. The SPEN06 Index is designed to measure the returns of a hypothetical portfolio of exchange-traded FLexible EXchange® Options (“FLEX Options ”) that reference the S&P 500® Index and are designed to track the returns of an “Enhanced Growth” options strategy.

Enhanced Growth options strategy: An Enhanced Growth options strategy is a type of “target outcome” strategy. A target outcome strategy seeks to target returns from an investment that is bought at inception of the strategy and held for a specific period of time. An Enhanced Growth options strategy is an investment in a portfolio of options linked to an underlying asset that, when bought at inception of the strategy and held to the expiration of the options, seeks to target returns that, over a period of approximately a one year, provides two-to-one enhanced returns on the price appreciation of the underlying asset up to a capped level, while providing one-to-one exposure to any losses from price depreciation.

The SPEN06 Index measures the performance of portfolio of exchange trade FLEX Options that replicate the returns of a continuously rolling Enhanced Growth options strategy that has its inception on the third Wednesday of June and if held to the third Wednesday of June the following year, seeks to provide two-to-one enhanced returns on the appreciation of the S&P 500® Index up to a capped level, while providing one-to-one exposure to any losses. The capped level of the Enhanced Growth options strategy is determined by the Index Calculation Agent on the third Wednesday of June pursuant to a mathematical calculation such that the value of the portfolio of FLEX Options that comprises the SPEN01 is equivalent to the value of the S&P 500® Index.

Index composition: The SPEN06 Index measures the performance of a portfolio of four purchased and written exchange-traded FLEX Options referencing the S&P 500® Index, that are each entered into on the third Wednesday of June and expire on the third Wednesday of June the following year. The options are:

•
Purchased Call Options. The “Purchased Call Options” are call options purchased each with a strike price at 50% of the “Initial Level,” which is the price of the S&P 500® Index on the third Wednesday of the month.

•	Written Call Options. The “Written Call Options” are call options written each with a strike price that will be determined on the third Wednesday of the month.
•	Written Put Options. The “Written Put Options” are put options written each with a strike price at 50% of the Initial Level.
•	Purchased Put Options. The “Purchased Index Put Options” are put options purchased each with a strike price at the Initial Level.

Adviser’s Investment Approach

To meet its objective of tracking, before fees and expenses, the performance of the SPEN06 Index, the Fund will invest in FLEX Options that are similar to the FLEX Options that comprise the SPEN06. The Fund seeks to achieve returns or losses before all estimated fees and expenses that based on the price performance of the S&P 500® Index from the third Wednesday of June of a given year and held until the third Wednesday of the following June in the next year (the “holding period”) and that are designed to conform to the following performance targets:

•
If the S&P 500® Index appreciates over the holding period, the Fund seeks to provide shareholders with a total return that increases by twice the percentage increase of the S&P 500® Index, up to a maximum return that is determined at the start of the holding period (the “Capped Return”);

•	If the S&P 500® Index decreases over the holding period, the Fund seeks to provide shareholders with a total return loss that is equal to the percentage loss on the S&P 500® Index.

The Fund will construct a non-diversified portfolio that may include exchange-traded FLEX Options that reference the S&P 500® Index and / or FLEX Options that reference exchange-traded funds that seeks to track the S&P 500® Index (the “Reference ETF”). Specifically, the Fund may consist of purchased call FLEX Options (i.e., options that gives the Fund the right to buy the Reference ETF or the value of the S&P 500® Index) and written call FLEX Options (i.e., options that obligate the Fund to sell the Reference ETF or the value of the S&P 500® Index) and cash or fixed income securities issued by the US Treasury of duration of approximately one year or less. The Fund is designed to provide enhanced participation in positive returns up to a predetermined capped level and one-to-one returns on the downside. By seeking to track the SPEN06 Index, the Fund attempts to provide an investment vehicle that seeks to provide similar returns to the S&P 500® Index, with similar volatility and downside risk, but higher upside potential in market environments with modest gains.

Option contracts on an index give one party the right to receive or deliver cash value of the particular index, and another party the obligation to receive or deliver the cash value of that index. Option contracts on an individual security such as an ETF give one party the right to buy or sell the particular security, and another party the obligation to sell or buy that same security. Many options are exchange-traded and are available to investors with set or defined contract terms. The Fund will use FLEX Options, which are customized equity or index option contracts that trade on an exchange, but that provide investors with the ability to customize key contract terms like exercise prices, styles (i.e., American-style exercisable any time prior to the expiration date or European-style exercisable only on the option expiration date) and expiration dates. Like standardized exchange-traded options, FLEX Options are guaranteed for settlement by The Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. FLEX Options provide investors with the ability to customize key terms, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of Over-the-Counter (“OTC”) options positions.

The SPEN06 Index measures the performance of a portfolio of purchased and written put and call FLEX options. The Fund will utilize purchased and written FLEX Options similar to those that are part of the SPEN06 Index to seek to track, before fees and expenses, the performance of the SPEN06 Index. Put options give the holder (i.e., the buyer) the right to sell an asset (or deliver cash value of the index, in case of index put option) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the index, in case of index put option) at a certain defined price. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the index, in case of index call option) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the index, in case of index call option) at a certain defined price.

As the options mature approximately every year, they are replaced. By replacing options annually, the Fund seeks to ensure that investments made in June are enhancing participation in positive returns up to a predetermined level and providing one-to-one returns on the downside s realized in June in the following year. As explained in the Principal Risks disclosure, a key underlying component of the successful implementation of the Fund’s investment strategy is that an investor should stay invested in the Fund for at least one year.

Any FLEX Options that are written by the Fund that create an obligation to sell or buy an asset will be offset with a position in FLEX Options purchased by the Fund that to create the right to buy or sell the same asset such that the Fund will always be in a net long position. That is, any obligations of the Fund created by its writing of FLEX Options will be covered by offsetting positions in other purchased FLEX Options.

From time to time, the Fund may hold a portion of its assets in cash or invest them in liquid, short-term investments, including U.S. government obligations, certificates of deposit, commercial paper, other investment companies, money market instruments or other securities.

Because of certain potential limitations of the Investment Company Act of 1940 associated with trading options on the Chicago Board Options Exchange (“Cboe”) and any other exchanges owned or controlled by Cboe Holdings, Inc. (“Cboe Exchanges”), the Fund will direct all broker-dealers to not effect transactions in options on any Cboe Exchanges until such time that appropriate exemptive and/or no-action relief is obtained from the Securities and Exchange Commission (“SEC”) and/or its staff by the Adviser, the Cboe and/or any mutual funds advised by the Adviser. This restriction shall not prevent the Adviser or the Fund from engaging in other transactions or receiving other services from the Cboe or for which the Cboe may receive a benefit, such as pricing services, provided such transactions and/or the receipt of such services is consistent with applicable statutes, rules, regulations and interpretive positions of the SEC and its staff.

Principal Risks

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Derivative Securities Risk. The Fund may invest in derivative securities. These are financial instruments that derive their performance from the performance of an underlying asset or index. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Fund. The Fund could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

FLEX Options Risk. The Fund expects to utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. FLEX Options are also subject to the Derivative Securities Risk described above.

Index Limitations. The SPEN06 Index is designed to represent a proposed option strategy. The Index Calculation Agent utilizes an option valuation model to calculate the value of portfolio of FLEX Options that are constituents of the SPEN06 Index. Failure by the Index Calculation Agent to fully comprehend and accurately model the constituent FLEX Options may cause the performance of the Index to vary from the performance of an actual portfolio of the constituent FLEX Options or the performance of the Fund. Like many passive indexes, the SPEN06 Index does not take into account significant factors such as transaction costs and taxes and, because of factors such as these, the Fund’s portfolio should be expected to underperform passive indexes.

Index Sampling Risk. Index sampling risk is the chance that the investments selected for the Fund, in the aggregate, will not provide investment performance matching that of the SPEN06 Index. The Adviser expects the index sampling risk to be low.

Newly Created Index Risk. The SPEN06 Index is newly created and has a limited history of performance. As such, it is uncertain how closely the SPEN06 Index may be able to track the performance of an actual portfolio of the constituent FLEX Options that comprise the SPEN06 Index.

The Fund’s investment strategy is designed to achieve the targeted returns linked to the S&P 500® Index over the holding period of approximately one year. The Fund’s investment strategy has been designed to deliver on targeted returns linked to the S&P 500® Index if the shares are bought on the third Wednesday of June and held until the third Wednesday of the following June. For purchase or sale of the shares of the Fund outside this holding period, the value of the securities in the Fund could vary because of related factors other than the level of the S&P 500® Index.

Equity Risk. The SPEN06 Index provides an investor exposure to the equity securities markets. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates.

Exchange-Traded Funds Risk. The Fund may invest in FLEX Options that reference an exchange-traded fund (“ETF”) that tracks the S&P 500® Index. The risks of investment in such options typically reflect the risks of types of instruments in which the exchange-traded funds (“ETF”) invest. The value of an ETF is subject to change as the values of the component securities of the index that the ETF seeks to track fluctuate. An ETF that seeks to track the S&P 500® Index may not exactly match the performance of the S&P 500® Index due to cash drag, differences between the portfolio of the ETF and the components of the S&P 500® Index, expenses and other factors. Certain options on an ETF may not qualify as “section 1256 contracts” under section 1256 of the Internal Revenue Code of 1986, as amended, and disposition of such options will likely result in short-term or long-term capital gains or losses to the Fund depending on the holding period.

Fixed-Income Securities Risk. The Fund may invest in fixed-income (debt) securities, which are generally subject to the following risks:

•
Credit Risk. The financial condition of an issuer of a fixed-income security may cause the issuer to default. A decline in an issuer’s credit rating may cause a decrease in the value of the security and an increase in investment risk and price volatility.

•
Interest Rate Risk. An increase in interest rates typically causes a decrease in the value of fixed income securities in which the Fund may invest. Given the historically low interest rate environment, risks associated with rising rates are heightened. Fixed-income securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than fixed-income securities with shorter durations.

Indexed Securities and Derivatives Risk. If a security or derivative is linked to the performance of an index, it may be subject to the risks associated with changes in that index.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government and/or Federal Reserve, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

Non-Diversification Risk. The Fund is non-diversified. The performance of a non-diversified fund may be more volatile than the performance of a diversified fund. As a non-diversified fund, the Fund may hold fewer investments than a fund that is a diversified fund.

Options Risk. The price of an option, which is a function of interest rates, volatility, dividends, the exercise price, S&P 500® Index changes, and other market factors, may change rapidly over time. Options may expire unexercised, causing the Fund to lose the premium paid for the options. The Fund could experience a loss if securities underlying the options do not perform as anticipated. There may be an imperfect correlation between the prices of options and movements in the price of the securities, stock indexes or ETFs on which the options are based.

Market Risk. The value of your investment may fall over time because the Fund is subject to market risk. Because stock prices and the prices of the FLEX Options tend to fluctuate, the value of your investment in the Fund may increase or decrease. The shares of the Fund at any point in time may be worth less than the original investment.

Amplified Returns Risk. The Fund seeks to achieve its objective of enhanced participation in price appreciation up to a predetermined level of the S&P 500® Index and one-to-one participation in price depreciation of the S&P 500® Index by purchasing and selling call options to gain twice the exposure to the price of the S&P 500® Index in a predetermined price range. The Fund’s investment strategy has been designed to deliver the targeted enhanced upside participation in the predetermined price range if the shares are bought on the third Wednesday of June and held until the third Wednesday of the following June. For purchase or sale of the shares of the Fund over time periods other than from the third Wednesday of June to the third Wednesday of June the following year investors could experience more than one-to-one losses in market declines.

The positive Fund return is subject to a capped upside. The target return for an investment in the Fund is based on an assumption of holding the investment from the third Wednesday of the month to the third Wednesday of the same month the following year, the price performance of the S&P 500® Index or the Reference ETF, and the maximum Capped Return. Because the Fund’s return will be capped, the return of the Fund may be less than the performance of the S&P 500® Index or the Reference ETF. The Fund’s ability to provide enhanced return and capped upside is dependent on shareholders purchasing shares on the third Wednesday of the month and holding till the third Wednesday of the same month the following year. You may realize a return or loss that is higher or lower than the intended returns or losses as a result of purchasing shares or redeeming shares outside the investment time period, where the FLEX Options are otherwise liquidated by the Fund prior to expiration, if a corporate action occurs with respect to the S&P 500® Index or the Reference ETF, or increases in potential tax-related expenses and other expenses of the Fund above estimated levels.

Leverage Risk. The Fund may seek to gain exposure to certain securities in excess of 100%. Such exposure will make the Fund more sensitive to movement in the value of those instruments. In particular, investments in options and derivative instruments may provide the economic effect of financial leverage by creating additional investment exposure such that increases or decreases in the value of the Fund’s portfolio will be magnified.

The Fund is subject to performance and equity risk related to the Reference ETF, the S&P 500® Index and securities comprising the S&P 500® Index. The formulas to calculate the options’ payments at expiration is based on the price performance of the S&P 500® Index or the Reference ETF. The FLEX Options represent indirect positions in the S&P 500® Index or the Reference ETF and are subject to changes in value as the price of the S&P 500® Index or the Reference ETF rises or falls. The value of the FLEX Options may be adversely affected by various factors affecting the Reference ETF, the S&P 500® Index and the value of the securities comprising the S&P 500® Index. The settlement value of the FLEX Options is based on the S&P 500® Index or the Reference ETF Closing Value on the option expiration date only, and will be substantially determined by market conditions as of such time. The Reference ETF seeks to replicate the performance of the S&P 500® Index. The value of the Reference ETF will fluctuate over time based on fluctuations in the value of the stocks held by the Reference ETF which may be impacted by changes in general economic conditions, expectations for future economic growth and corporate profits, interest rates and the supply and demand for stocks that are components of the S&P 500® Index. Although common stocks have historically generated higher average returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatile returns. Common stocks are structurally subordinated to preferred stocks, bonds and other debt instruments in a company’s capital structure, and represent a residual claim on the issuer’s assets that have no value unless such assets are sufficient to cover all other claims.

Risk of Loss. The Fund does not provide principal protection and you may not receive a return of the capital you invest.

The value of the Written Options has a negative impact on the value of your investment. The Written Options create an obligation to make a payment in contrast to the Purchased Options which create the potential for receipt of a payment. As the value of the Written Options increases, it has a negative impact on the value of your shares in the Fund.

The value of the FLEX Options may change with the implied volatility of the Reference ETF, the S&P 500® Index and the securities comprising the S&P 500® Index. No one can predict whether implied volatility will rise or fall in the future.

The value of the Fund does not appreciate due to dividend payments paid by the Reference ETF. The Fund seeks to provide target returns on the price performance of the Reference ETF, which does not include returns from dividends paid by the Reference ETF.

The value of the Fund does not appreciate due to dividend payments paid by the companies in the S&P 500® Index. The Fund seeks to provide target returns on the price performance of the S&P 500® Index, which does not include returns from dividends paid by the companies in the S&P 500® Index.

The values of the FLEX Options do not increase or decrease at the same rate as the Reference ETF or the S&P 500® Index. The FLEX Options are all European style options, which means that they will be exercisable at the strike price only on the option expiration date. The value of the FLEX Options prior to the option expiration date may vary because of related factors other than the price of shares of the Reference ETF. The value of the Reference ETF will not increase or decrease at the same rate as the S&P 500® Index due to “tracking error” described below.

Certain features of the Reference ETF, which is an exchange-traded fund, will impact the value of the Fund’s Shares. The value of the Reference ETF is subject to the following factors:

•
Passive Investment Risk. The Reference ETF is not actively managed and attempts to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Reference ETF will hold constituent securities of the S&P 500® Index regardless of the current or projected performance on a specific security or particular industry or market sector, which could impact the unit price of the Reference ETF, the FLEX Options and the Fund.

•
Tracking Error. Exchange-traded funds face index correlation risk which is the risk that the performance of an exchange-traded fund will vary from the actual performance of the target index, known as “tracking error”. It is possible that the Reference ETF may not fully replicate or may, in certain circumstances, diverge significantly from the performance of the S&P 500® Index due to the Reference ETF not investing in all stocks comprising the S&P 500® Index, temporary unavailability of certain securities in the secondary market, differences in trading hours between the Reference ETF and securities comprising the S&P 500® Index, the occurrence of corporate actions (mergers and spinoffs) or due to other circumstances.

•
Securities Lending Risk. The Reference ETF may engage in securities lending. Securities lending involves the risk that the Reference ETF may lose money because the borrower of the Reference ETF’s loaned securities fails to return the securities in a timely manner or at all.

•	Fees and Expenses. Unlike the S&P 500® Index, the Reference ETF will reflect transaction costs and fees that will reduce its price performance relative to the S&P 500® Index.
•	Discount. Shares of exchange-traded funds tend to trade at a discount from their net asset value.

Credit Risk. Credit risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations.

Liquidity Risk. Liquidity risk is the risk that the Fund may be unable to sell a FLEX Option.

No one can guarantee that a liquid secondary trading market will exist for the FLEX Options. Trading in the FLEX Options may be less deep and liquid than certain other securities. FLEX Options may be less liquid than certain non-customized options. The Fund expects that it will not invest more than 10% of its net asset value in illiquid securities. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and your investment.

Under certain circumstances, current market prices may not be available with respect to the FLEX Options. Under those circumstances, the value of the FLEX Options will require more reliance on the Adviser’s judgment than that required for securities for which there is an active trading market. This creates a risk of mispricing or improper valuation of the FLEX Options which could impact the value received or paid for shares.

Management Risk. The skill and judgment of the Adviser in selecting investments will play a significant role in the Fund’s ability to achieve its investment objective. The Adviser and the portfolio managers have never managed this strategy in a mutual fund and this lack of experience may detract from the ability of the Fund to achieve its objective.

New Fund Risk. The Fund is recently formed. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategies, may not employ a successful investment strategy, or may fail to attract sufficient assets to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences to shareholders.

Tracking Error Risk. The Fund’s return may not match or achieve a high degree of correlation with the return of the SPEN06 Index. A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the SPEN06 Index, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The factors that may adversely affect the Fund’s correlation with the SPEN06 Index include fees, expenses, transaction costs, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities in which the Fund invests. While the Fund attempts to track the performance of the SPEN06 Index by investing all, or substantially all, of its assets in the types of securities that make up the SPEN06 Index, at times, the Fund may not have investment exposure to all securities in the SPEN06 Index, or its weighting of investment exposure to securities may be different from that of the SPEN06 Index. In addition, the Fund may invest in securities not included in the SPEN06 Index. The Fund may take or refrain from taking positions in order to improve tax efficiency, or comply with regulatory restrictions, either of which may negatively affect the Fund’s correlation with the SPEN06 Index. The Fund may also be subject to movements of assets into and out of the Fund in sizes that may differ from the size of the FLEX option contracts that constitute SPEN06 Index, potentially resulting in the Fund being over- or underexposed to the SPEN06 Index and may be impacted by reconstitutions and rebalancing events. Any of these factors could decrease correlation between the performance of the Fund and the SPEN06 Index and may hinder the Fund’s ability to meet its investment objective.

Tax Risk. The Fund expects to comply with the requirements of the Internal Revenue Code and other laws so that it will be taxed as a “regulated Investment company”; however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle’ rules, and various loss limitation provisions of the Internal Revenue Code.

Performance History

The Fund recently commenced operations and, as a result, does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance is not necessarily an indication of how the Fund will perform in the future.

Updated performance information is available at www.cboevest.com/mutualfunds/ or by calling the Fund toll-free at 855-505-VEST (8378).

CBOE Vest S&P 500 Enhanced Growth Strategy (July) Fund
FUND SUMMARY – Cboe Vest S & P 500 ® Enhanced Growth Strategy (July) Fund
Investment Objective

The Cboe Vest S&P 500® Enhanced Growth Strategy (July) Fund (the “Fund”) seeks to track, before fees and expenses, the performance of the Cboe® S&P 500® Enhanced Growth Index July Series (the “SPEN07 Index”).

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section “Distribution Arrangements” and in the section “Distribution” in the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

General Overview of the Fund’s Portfolio Construction

As explained in greater detail below, the Fund attempts to meet its objective of tracking, before fees and expenses, the performance of the SPEN07 Index, by constructing a portfolio of specially designed options that are similar to options that comprise the SPEN07 Index. Before you read more about the specifics of the Adviser’s Investment Approach to managing the Fund, it is important to understand the SPEN07 Index. Immediately following this section is information about the SPEN07 Index and its constituent parts. Following this disclosure is information about the Adviser’s Investment Approach (i.e., how the Adviser manages the Fund to achieve its objective).

About the SPEN07 Index

The methodology of the SPEN07 Index was created by the Chicago Board Options Exchange (“Cboe®”), an affiliate of the Adviser. The value of the SPEN07 Index is calculated daily as of the close of trading hours on the New York Stock Exchange by Cboe® (the “Index Calculation Agent”) utilizing an option valuation model and data provided by Cboe®. The SPEN07 Index is designed to measure the returns of a hypothetical portfolio of exchange-traded FLexible EXchange® Options (“FLEX Options ”) that reference the S&P 500® Index and are designed to track the returns of an “Enhanced Growth” options strategy.

Enhanced Growth options strategy: An Enhanced Growth options strategy is a type of “target outcome” strategy. A target outcome strategy seeks to target returns from an investment that is bought at inception of the strategy and held for a specific period of time. An Enhanced Growth options strategy is an investment in a portfolio of options linked to an underlying asset that, when bought at inception of the strategy and held to the expiration of the options, seeks to target returns that, over a period of approximately a one year, provides two-to-one enhanced returns on the price appreciation of the underlying asset up to a capped level, while providing one-to-one exposure to any losses from price depreciation.

The SPEN07 Index measures the performance of portfolio of exchange trade FLEX Options that replicate the returns of a continuously rolling Enhanced Growth options strategy that has its inception on the third Wednesday of July and if held to the third Wednesday of July the following year, seeks to provide two-to-one enhanced returns on the appreciation of the S&P 500® Index up to a capped level, while providing one-to-one exposure to any losses. The capped level of the Enhanced Growth options strategy is determined by the Index Calculation Agent on the third Wednesday of July pursuant to a mathematical calculation such that the value of the portfolio of FLEX Options that comprises the SPEN01 is equivalent to the value of the S&P 500® Index.

Index composition: The SPEN07 Index measures the performance of a portfolio of four purchased and written exchange-traded FLEX Options referencing the S&P 500® Index, that are each entered into on the third Wednesday of July and expire on the third Wednesday of July the following year. The options are:

•
Purchased Call Options. The “Purchased Call Options” are call options purchased each with a strike price at 50% of the “Initial Level,” which is the price of the S&P 500® Index on the third Wednesday of the month.

•	Written Call Options. The “Written Call Options” are call options written each with a strike price that will be determined on the third Wednesday of the month.
•	Written Put Options. The “Written Put Options” are put options written each with a strike price at 50% of the Initial Level.
•	Purchased Put Options. The “Purchased Index Put Options” are put options purchased each with a strike price at the Initial Level.

Adviser’s Investment Approach

To meet its objective of tracking, before fees and expenses, the performance of the SPEN07 Index, the Fund will invest in FLEX Options that are similar to the FLEX Options that comprise the SPEN07. The Fund seeks to achieve returns or losses before all estimated fees and expenses that based on the price performance of the S&P 500® Index from the third Wednesday of July of a given year and held until the third Wednesday of the following July in the next year (the “holding period”) and that are designed to conform to the following performance targets:

•
If the S&P 500® Index appreciates over the holding period, the Fund seeks to provide shareholders with a total return that increases by twice the percentage increase of the S&P 500® Index, up to a maximum return that is determined at the start of the holding period (the “Capped Return”);

•	If the S&P 500® Index decreases over the holding period, the Fund seeks to provide shareholders with a total return loss that is equal to the percentage loss on the S&P 500® Index.

The Fund will construct a non-diversified portfolio that may include exchange-traded FLEX Options that reference the S&P 500® Index and / or FLEX Options that reference exchange-traded funds that seeks to track the S&P 500® Index (the “Reference ETF”). Specifically, the Fund may consist of purchased call FLEX Options (i.e., options that gives the Fund the right to buy the Reference ETF or the value of the S&P 500® Index) and written call FLEX Options (i.e., options that obligate the Fund to sell the Reference ETF or the value of the S&P 500® Index) and cash or fixed income securities issued by the US Treasury of duration of approximately one year or less. The Fund is designed to provide enhanced participation in positive returns up to a predetermined capped level and one-to-one returns on the downside. By seeking to track the SPEN07 Index, the Fund attempts to provide an investment vehicle that seeks to provide similar returns to the S&P 500® Index, with similar volatility and downside risk, but higher upside potential in market environments with modest gains.

Option contracts on an index give one party the right to receive or deliver cash value of the particular index, and another party the obligation to receive or deliver the cash value of that index. Option contracts on an individual security such as an ETF give one party the right to buy or sell the particular security, and another party the obligation to sell or buy that same security. Many options are exchange-traded and are available to investors with set or defined contract terms. The Fund will use FLEX Options, which are customized equity or index option contracts that trade on an exchange, but that provide investors with the ability to customize key contract terms like exercise prices, styles (i.e., American-style exercisable any time prior to the expiration date or European-style exercisable only on the option expiration date) and expiration dates. Like standardized exchange-traded options, FLEX Options are guaranteed for settlement by The Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. FLEX Options provide investors with the ability to customize key terms, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of Over-the-Counter (“OTC”) options positions.

The SPEN07 Index measures the performance of a portfolio of purchased and written put and call FLEX options. The Fund will utilize purchased and written FLEX Options similar to those that are part of the SPEN07 Index to seek to track, before fees and expenses, the performance of the SPEN07 Index. Put options give the holder (i.e., the buyer) the right to sell an asset (or deliver cash value of the index, in case of index put option) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the index, in case of index put option) at a certain defined price. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the index, in case of index call option) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the index, in case of index call option) at a certain defined price.

As the options mature approximately every year, they are replaced. By replacing options annually, the Fund seeks to ensure that investments made in July are enhancing participation in positive returns up to a predetermined level and providing one-to-one returns on the downside s realized in July in the following year. As explained in the Principal Risks disclosure, a key underlying component of the successful implementation of the Fund’s investment strategy is that an investor should stay invested in the Fund for at least one year.

Any FLEX Options that are written by the Fund that create an obligation to sell or buy an asset will be offset with a position in FLEX Options purchased by the Fund that to create the right to buy or sell the same asset such that the Fund will always be in a net long position. That is, any obligations of the Fund created by its writing of FLEX Options will be covered by offsetting positions in other purchased FLEX Options.

From time to time, the Fund may hold a portion of its assets in cash or invest them in liquid, short-term investments, including U.S. government obligations, certificates of deposit, commercial paper, other investment companies, money market instruments or other securities.

Because of certain potential limitations of the Investment Company Act of 1940 associated with trading options on the Chicago Board Options Exchange (“Cboe”) and any other exchanges owned or controlled by Cboe Holdings, Inc. (“Cboe Exchanges”), the Fund will direct all broker-dealers to not effect transactions in options on any Cboe Exchanges until such time that appropriate exemptive and/or no-action relief is obtained from the Securities and Exchange Commission (“SEC”) and/or its staff by the Adviser, the Cboe and/or any mutual funds advised by the Adviser. This restriction shall not prevent the Adviser or the Fund from engaging in other transactions or receiving other services from the Cboe or for which the Cboe may receive a benefit, such as pricing services, provided such transactions and/or the receipt of such services is consistent with applicable statutes, rules, regulations and interpretive positions of the SEC and its staff.

Principal Risks

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Derivative Securities Risk. The Fund may invest in derivative securities. These are financial instruments that derive their performance from the performance of an underlying asset or index. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Fund. The Fund could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

FLEX Options Risk. The Fund expects to utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. FLEX Options are also subject to the Derivative Securities Risk described above.

Index Limitations. The SPEN07 Index is designed to represent a proposed option strategy. The Index Calculation Agent utilizes an option valuation model to calculate the value of portfolio of FLEX Options that are constituents of the SPEN07 Index. Failure by the Index Calculation Agent to fully comprehend and accurately model the constituent FLEX Options may cause the performance of the Index to vary from the performance of an actual portfolio of the constituent FLEX Options or the performance of the Fund. Like many passive indexes, the SPEN07 Index does not take into account significant factors such as transaction costs and taxes and, because of factors such as these, the Fund’s portfolio should be expected to underperform passive indexes.

Index Sampling Risk. Index sampling risk is the chance that the investments selected for the Fund, in the aggregate, will not provide investment performance matching that of the SPEN07 Index. The Adviser expects the index sampling risk to be low.

Newly Created Index Risk. The SPEN07 Index is newly created and has a limited history of performance. As such, it is uncertain how closely the SPEN07 Index may be able to track the performance of an actual portfolio of the constituent FLEX Options that comprise the SPEN07 Index.

The Fund’s investment strategy is designed to achieve the targeted returns linked to the S&P 500® Index over the holding period of approximately one year. The Fund’s investment strategy has been designed to deliver on targeted returns linked to the S&P 500® Index if the shares are bought on the third Wednesday of July and held until the third Wednesday of the following July. For purchase or sale of the shares of the Fund outside this holding period, the value of the securities in the Fund could vary because of related factors other than the level of the S&P 500® Index.

Equity Risk. The SPEN07 Index provides an investor exposure to the equity securities markets. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates.

Exchange-Traded Funds Risk. The Fund may invest in FLEX Options that reference an exchange-traded fund (“ETF”) that tracks the S&P 500® Index. The risks of investment in such options typically reflect the risks of types of instruments in which the exchange-traded funds (“ETF”) invest. The value of an ETF is subject to change as the values of the component securities of the index that the ETF seeks to track fluctuate. An ETF that seeks to track the S&P 500® Index may not exactly match the performance of the S&P 500® Index due to cash drag, differences between the portfolio of the ETF and the components of the S&P 500® Index, expenses and other factors. Certain options on an ETF may not qualify as “section 1256 contracts” under section 1256 of the Internal Revenue Code of 1986, as amended, and disposition of such options will likely result in short-term or long-term capital gains or losses to the Fund depending on the holding period.

Fixed-Income Securities Risk. The Fund may invest in fixed-income (debt) securities, which are generally subject to the following risks:

•
Credit Risk. The financial condition of an issuer of a fixed-income security may cause the issuer to default. A decline in an issuer’s credit rating may cause a decrease in the value of the security and an increase in investment risk and price volatility.

•
Interest Rate Risk. An increase in interest rates typically causes a decrease in the value of fixed income securities in which the Fund may invest. Given the historically low interest rate environment, risks associated with rising rates are heightened. Fixed-income securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than fixed-income securities with shorter durations.

Indexed Securities and Derivatives Risk. If a security or derivative is linked to the performance of an index, it may be subject to the risks associated with changes in that index.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government and/or Federal Reserve, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

Non-Diversification Risk. The Fund is non-diversified. The performance of a non-diversified fund may be more volatile than the performance of a diversified fund. As a non-diversified fund, the Fund may hold fewer investments than a fund that is a diversified fund.

Options Risk. The price of an option, which is a function of interest rates, volatility, dividends, the exercise price, S&P 500® Index changes, and other market factors, may change rapidly over time. Options may expire unexercised, causing the Fund to lose the premium paid for the options. The Fund could experience a loss if securities underlying the options do not perform as anticipated. There may be an imperfect correlation between the prices of options and movements in the price of the securities, stock indexes or ETFs on which the options are based.

Market Risk. The value of your investment may fall over time because the Fund is subject to market risk. Because stock prices and the prices of the FLEX Options tend to fluctuate, the value of your investment in the Fund may increase or decrease. The shares of the Fund at any point in time may be worth less than the original investment.

Amplified Returns Risk. The Fund seeks to achieve its objective of enhanced participation in price appreciation up to a predetermined level of the S&P 500® Index and one-to-one participation in price depreciation of the S&P 500® Index by purchasing and selling call options to gain twice the exposure to the price of the S&P 500® Index in a predetermined price range. The Fund’s investment strategy has been designed to deliver the targeted enhanced upside participation in the predetermined price range if the shares are bought on the third Wednesday of July and held until the third Wednesday of the following July. For purchase or sale of the shares of the Fund over time periods other than from the third Wednesday of July to the third Wednesday of July the following year investors could experience more than one-to-one losses in market declines.

The positive Fund return is subject to a capped upside. The target return for an investment in the Fund is based on an assumption of holding the investment from the third Wednesday of the month to the third Wednesday of the same month the following year, the price performance of the S&P 500® Index or the Reference ETF, and the maximum Capped Return. Because the Fund’s return will be capped, the return of the Fund may be less than the performance of the S&P 500® Index or the Reference ETF. The Fund’s ability to provide enhanced return and capped upside is dependent on shareholders purchasing shares on the third Wednesday of the month and holding till the third Wednesday of the same month the following year. You may realize a return or loss that is higher or lower than the intended returns or losses as a result of purchasing shares or redeeming shares outside the investment time period, where the FLEX Options are otherwise liquidated by the Fund prior to expiration, if a corporate action occurs with respect to the S&P 500® Index or the Reference ETF, or increases in potential tax-related expenses and other expenses of the Fund above estimated levels.

Leverage Risk. The Fund may seek to gain exposure to certain securities in excess of 100%. Such exposure will make the Fund more sensitive to movement in the value of those instruments. In particular, investments in options and derivative instruments may provide the economic effect of financial leverage by creating additional investment exposure such that increases or decreases in the value of the Fund’s portfolio will be magnified.

The Fund is subject to performance and equity risk related to the Reference ETF, the S&P 500® Index and securities comprising the S&P 500® Index. The formulas to calculate the options’ payments at expiration is based on the price performance of the S&P 500® Index or the Reference ETF. The FLEX Options represent indirect positions in the S&P 500® Index or the Reference ETF and are subject to changes in value as the price of the S&P 500® Index or the Reference ETF rises or falls. The value of the FLEX Options may be adversely affected by various factors affecting the Reference ETF, the S&P 500® Index and the value of the securities comprising the S&P 500® Index. The settlement value of the FLEX Options is based on the S&P 500® Index or the Reference ETF Closing Value on the option expiration date only, and will be substantially determined by market conditions as of such time. The Reference ETF seeks to replicate the performance of the S&P 500® Index. The value of the Reference ETF will fluctuate over time based on fluctuations in the value of the stocks held by the Reference ETF which may be impacted by changes in general economic conditions, expectations for future economic growth and corporate profits, interest rates and the supply and demand for stocks that are components of the S&P 500® Index. Although common stocks have historically generated higher average returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatile returns. Common stocks are structurally subordinated to preferred stocks, bonds and other debt instruments in a company’s capital structure, and represent a residual claim on the issuer’s assets that have no value unless such assets are sufficient to cover all other claims.

Risk of Loss. The Fund does not provide principal protection and you may not receive a return of the capital you invest.

The value of the Written Options has a negative impact on the value of your investment. The Written Options create an obligation to make a payment in contrast to the Purchased Options which create the potential for receipt of a payment. As the value of the Written Options increases, it has a negative impact on the value of your shares in the Fund.

The value of the FLEX Options may change with the implied volatility of the Reference ETF, the S&P 500® Index and the securities comprising the S&P 500® Index. No one can predict whether implied volatility will rise or fall in the future.

The value of the Fund does not appreciate due to dividend payments paid by the Reference ETF. The Fund seeks to provide target returns on the price performance of the Reference ETF, which does not include returns from dividends paid by the Reference ETF.

The value of the Fund does not appreciate due to dividend payments paid by the companies in the S&P 500® Index. The Fund seeks to provide target returns on the price performance of the S&P 500® Index, which does not include returns from dividends paid by the companies in the S&P 500® Index.

The values of the FLEX Options do not increase or decrease at the same rate as the Reference ETF or the S&P 500® Index. The FLEX Options are all European style options, which means that they will be exercisable at the strike price only on the option expiration date. The value of the FLEX Options prior to the option expiration date may vary because of related factors other than the price of shares of the Reference ETF. The value of the Reference ETF will not increase or decrease at the same rate as the S&P 500® Index due to “tracking error” described below.

Certain features of the Reference ETF, which is an exchange-traded fund, will impact the value of the Fund’s Shares. The value of the Reference ETF is subject to the following factors:

•
Passive Investment Risk. The Reference ETF is not actively managed and attempts to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Reference ETF will hold constituent securities of the S&P 500® Index regardless of the current or projected performance on a specific security or particular industry or market sector, which could impact the unit price of the Reference ETF, the FLEX Options and the Fund.

•
Tracking Error. Exchange-traded funds face index correlation risk which is the risk that the performance of an exchange-traded fund will vary from the actual performance of the target index, known as “tracking error”. It is possible that the Reference ETF may not fully replicate or may, in certain circumstances, diverge significantly from the performance of the S&P 500® Index due to the Reference ETF not investing in all stocks comprising the S&P 500® Index, temporary unavailability of certain securities in the secondary market, differences in trading hours between the Reference ETF and securities comprising the S&P 500® Index, the occurrence of corporate actions (mergers and spinoffs) or due to other circumstances.

•
Securities Lending Risk. The Reference ETF may engage in securities lending. Securities lending involves the risk that the Reference ETF may lose money because the borrower of the Reference ETF’s loaned securities fails to return the securities in a timely manner or at all.

•	Fees and Expenses. Unlike the S&P 500® Index, the Reference ETF will reflect transaction costs and fees that will reduce its price performance relative to the S&P 500® Index.
•	Discount. Shares of exchange-traded funds tend to trade at a discount from their net asset value.

Credit Risk. Credit risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations.

Liquidity Risk. Liquidity risk is the risk that the Fund may be unable to sell a FLEX Option.

No one can guarantee that a liquid secondary trading market will exist for the FLEX Options. Trading in the FLEX Options may be less deep and liquid than certain other securities. FLEX Options may be less liquid than certain non-customized options. The Fund expects that it will not invest more than 10% of its net asset value in illiquid securities. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and your investment.

Under certain circumstances, current market prices may not be available with respect to the FLEX Options. Under those circumstances, the value of the FLEX Options will require more reliance on the Adviser’s judgment than that required for securities for which there is an active trading market. This creates a risk of mispricing or improper valuation of the FLEX Options which could impact the value received or paid for shares.

Management Risk. The skill and judgment of the Adviser in selecting investments will play a significant role in the Fund’s ability to achieve its investment objective. The Adviser and the portfolio managers have never managed this strategy in a mutual fund and this lack of experience may detract from the ability of the Fund to achieve its objective.

New Fund Risk. The Fund is recently formed. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategies, may not employ a successful investment strategy, or may fail to attract sufficient assets to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences to shareholders.

Tracking Error Risk. The Fund’s return may not match or achieve a high degree of correlation with the return of the SPEN07 Index. A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the SPEN07 Index, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The factors that may adversely affect the Fund’s correlation with the SPEN07 Index include fees, expenses, transaction costs, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities in which the Fund invests. While the Fund attempts to track the performance of the SPEN07 Index by investing all, or substantially all, of its assets in the types of securities that make up the SPEN07 Index, at times, the Fund may not have investment exposure to all securities in the SPEN07 Index, or its weighting of investment exposure to securities may be different from that of the SPEN07 Index. In addition, the Fund may invest in securities not included in the SPEN07 Index. The Fund may take or refrain from taking positions in order to improve tax efficiency, or comply with regulatory restrictions, either of which may negatively affect the Fund’s correlation with the SPEN07 Index. The Fund may also be subject to movements of assets into and out of the Fund in sizes that may differ from the size of the FLEX option contracts that constitute SPEN07 Index, potentially resulting in the Fund being over- or underexposed to the SPEN07 Index and may be impacted by reconstitutions and rebalancing events. Any of these factors could decrease correlation between the performance of the Fund and the SPEN07 Index and may hinder the Fund’s ability to meet its investment objective.

Tax Risk. The Fund expects to comply with the requirements of the Internal Revenue Code and other laws so that it will be taxed as a “regulated Investment company”; however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle’ rules, and various loss limitation provisions of the Internal Revenue Code.

Performance History

The Fund recently commenced operations and, as a result, does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance is not necessarily an indication of how the Fund will perform in the future.

Updated performance information is available at www.cboevest.com/mutualfunds/ or by calling the Fund toll-free at 855-505-VEST (8378).

CBOE Vest S&P 500 Enhanced Growth Strategy (August) Fund
FUND SUMMARY – Cboe Vest S & P 500 ® Enhanced Growth Strategy (August) Fund
Investment Objective

The Cboe Vest S&P 500® Enhanced Growth Strategy (August) Fund (the “Fund”) seeks to track, before fees and expenses, the performance of the Cboe® S&P 500® Enhanced Growth Index August Series (the “SPEN08 Index”).

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

General Overview of the Fund’s Portfolio Construction

As explained in greater detail below, the Fund attempts to meet its objective of tracking, before fees and expenses, the performance of the SPEN08 Index, by constructing a portfolio of specially designed options that are similar to options that comprise the SPEN08 Index. Before you read more about the specifics of the Adviser’s Investment Approach to managing the Fund, it is important to understand the SPEN08 Index. Immediately following this section is information about the SPEN08 Index and its constituent parts. Following this disclosure is information about the Adviser’s Investment Approach (i.e., how the Adviser manages the Fund to achieve its objective).

About the SPEN08 Index

The methodology of the SPEN08 Index was created by the Chicago Board Options Exchange (“Cboe®”), an affiliate of the Adviser. The value of the SPEN08 Index is calculated daily as of the close of trading hours on the New York Stock Exchange by Cboe® (the “Index Calculation Agent”) utilizing an option valuation model and data provided by Cboe®. The SPEN08 Index is designed to measure the returns of a hypothetical portfolio of exchange-traded FLexible EXchange® Options (“FLEX Options ”) that reference the S&P 500® Index and are designed to track the returns of an “Enhanced Growth” options strategy.

Enhanced Growth options strategy: An Enhanced Growth options strategy is a type of “target outcome” strategy. A target outcome strategy seeks to target returns from an investment that is bought at inception of the strategy and held for a specific period of time. An Enhanced Growth options strategy is an investment in a portfolio of options linked to an underlying asset that, when bought at inception of the strategy and held to the expiration of the options, seeks to target returns that, over a period of approximately a one year, provides two-to-one enhanced returns on the price appreciation of the underlying asset up to a capped level, while providing one-to-one exposure to any losses from price depreciation.

The SPEN08 Index measures the performance of portfolio of exchange trade FLEX Options that replicate the returns of a continuously rolling Enhanced Growth options strategy that has its inception on the third Wednesday of August and if held to the third Wednesday of August the following year, seeks to provide two-to-one enhanced returns on the appreciation of the S&P 500® Index up to a capped level, while providing one-to-one exposure to any losses. The capped level of the Enhanced Growth options strategy is determined by the Index Calculation Agent on the third Wednesday of August pursuant to a mathematical calculation such that the value of the portfolio of FLEX Options that comprises the SPEN01 is equivalent to the value of the S&P 500® Index.

Index composition: The SPEN08 Index measures the performance of a portfolio of four purchased and written exchange-traded FLEX Options referencing the S&P 500® Index, that are each entered into on the third Wednesday of August and expire on the third Wednesday of August the following year. The options are:

•
Purchased Call Options. The “Purchased Call Options” are call options purchased each with a strike price at 50% of the “Initial Level”, which is the price of the S&P 500® Index on the third Wednesday of the month.

•	Written Call Options. The “Written Call Options” are call options written each with a strike price that will be determined on the third Wednesday of the month.
•	Written Put Options. The “Written Put Options” are put options written each with a strike price at 50% of the Initial Level.
•	Purchased Put Options. The “Purchased Index Put Options” are put options purchased each with a strike price at the Initial Level.

Adviser’s Investment Approach

To meet its objective of tracking, before fees and expenses, the performance of the SPEN08 Index, the Fund will invest in FLEX Options that are similar to the FLEX Options that comprise the SPEN08. The Fund seeks to achieve returns or losses before all estimated fees and expenses that based on the price performance of the S&P 500® Index from the third Wednesday of August of a given year and held until the third Wednesday of the following August in the next year (the “holding period”) and that are designed to conform to the following performance targets:

•
If the S&P 500® Index appreciates over the holding period, the Fund seeks to provide shareholders with a total return that increases by twice the percentage increase of the S&P 500® Index, up to a maximum return that is determined at the start of the holding period (the “Capped Return”);

•	If the S&P 500® Index decreases over the holding period, the Fund seeks to provide shareholders with a total return loss that is equal to the percentage loss on the S&P 500® Index.

The Fund will construct a non-diversified portfolio that may include exchange-traded FLEX Options that reference the S&P 500® Index and / or FLEX Options that reference exchange-traded funds that seeks to track the S&P 500® Index (the “Reference ETF”). Specifically, the Fund may consist of purchased call FLEX Options (i.e., options that gives the Fund the right to buy the Reference ETF or the value of the S&P 500® Index) and written call FLEX Options (i.e., options that obligate the Fund to sell the Reference ETF or the value of the S&P 500® Index) and cash or fixed income securities issued by the US Treasury of duration of approximately one year or less. The Fund is designed to provide enhanced participation in positive returns up to a predetermined capped level and one-to-one returns on the downside. By seeking to track the SPEN08 Index, the Fund attempts to provide an investment vehicle that seeks to provide similar returns to the S&P 500® Index, with similar volatility and downside risk, but higher upside potential in market environments with modest gains.

Option contracts on an index give one party the right to receive or deliver cash value of the particular index, and another party the obligation to receive or deliver the cash value of that index. Option contracts on an individual security such as an ETF give one party the right to buy or sell the particular security, and another party the obligation to sell or buy that same security. Many options are exchange-traded and are available to investors with set or defined contract terms. The Fund will use FLEX Options, which are customized equity or index option contracts that trade on an exchange, but that provide investors with the ability to customize key contract terms like exercise prices, styles (i.e., American-style exercisable any time prior to the expiration date or European-style exercisable only on the option expiration date) and expiration dates. Like standardized exchange-traded options, FLEX Options are guaranteed for settlement by The Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. FLEX Options provide investors with the ability to customize key terms, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of Over-the-Counter (“OTC”) options positions.

The SPEN08 Index measures the performance of a portfolio of purchased and written put and call FLEX options. The Fund will utilize purchased and written FLEX Options similar to those that are part of the SPEN08 Index to seek to track, before fees and expenses, the performance of the SPEN08 Index. Put options give the holder (i.e., the buyer) the right to sell an asset (or deliver cash value of the index, in case of index put option) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the index, in case of index put option) at a certain defined price. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the index, in case of index call option) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the index, in case of index call option) at a certain defined price.

As the options mature approximately every year, they are replaced. By replacing options annually, the Fund seeks to ensure that investments made in August are enhancing participation in positive returns up to a predetermined level and providing one-to-one returns on the downside s realized in August in the following year. As explained in the Principal Risks disclosure, a key underlying component of the successful implementation of the Fund’s investment strategy is that an investor should stay invested in the Fund for at least one year.

Any FLEX Options that are written by the Fund that create an obligation to sell or buy an asset will be offset with a position in FLEX Options purchased by the Fund that to create the right to buy or sell the same asset such that the Fund will always be in a net long position. That is, any obligations of the Fund created by its writing of FLEX Options will be covered by offsetting positions in other purchased FLEX Options.

From time to time, the Fund may hold a portion of its assets in cash or invest them in liquid, short-term investments, including U.S. government obligations, certificates of deposit, commercial paper, other investment companies, money market instruments or other securities.

Because of certain potential limitations of the Investment Company Act of 1940 associated with trading options on the Chicago Board Options Exchange (“Cboe”) and any other exchanges owned or controlled by Cboe Holdings, Inc. (“Cboe Exchanges”), the Fund will direct all broker-dealers to not effect transactions in options on any Cboe Exchanges until such time that appropriate exemptive and/or no-action relief is obtained from the Securities and Exchange Commission (“SEC”) and/or its staff by the Adviser, the Cboe and/or any mutual funds advised by the Adviser. This restriction shall not prevent the Adviser or the Fund from engaging in other transactions or receiving other services from the Cboe or for which the Cboe may receive a benefit, such as pricing services, provided such transactions and/or the receipt of such services is consistent with applicable statutes, rules, regulations and interpretive positions of the SEC and its staff.

Principal Risks

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Derivative Securities Risk. The Fund may invest in derivative securities. These are financial instruments that derive their performance from the performance of an underlying asset or index. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Fund. The Fund could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

FLEX Options Risk. The Fund expects to utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. FLEX Options are also subject to the Derivative Securities Risk described above.

Index Limitations. The SPEN08 Index is designed to represent a proposed option strategy. The Index Calculation Agent utilizes an option valuation model to calculate the value of portfolio of FLEX Options that are constituents of the SPEN08 Index. Failure by the Index Calculation Agent to fully comprehend and accurately model the constituent FLEX Options may cause the performance of the Index to vary from the performance of an actual portfolio of the constituent FLEX Options or the performance of the Fund. Like many passive indexes, the SPEN08 Index does not take into account significant factors such as transaction costs and taxes and, because of factors such as these, the Fund’s portfolio should be expected to underperform passive indexes.

Index Sampling Risk. Index sampling risk is the chance that the investments selected for the Fund, in the aggregate, will not provide investment performance matching that of the SPEN08 Index. The Adviser expects the index sampling risk to be low.

Newly Created Index Risk. The SPEN08 Index is newly created and has a limited history of performance. As such, it is uncertain how closely the SPEN08 Index may be able to track the performance of an actual portfolio of the constituent FLEX Options that comprise the SPEN08 Index.

The Fund’s investment strategy is designed to achieve the targeted returns linked to the S&P 500® Index over the holding period of approximately one year. The Fund’s investment strategy has been designed to deliver on targeted returns linked to the S&P 500® Index if the shares are bought on the third Wednesday of August and held until the third Wednesday of the following August. For purchase or sale of the shares of the Fund outside this holding period, the value of the securities in the Fund could vary because of related factors other than the level of the S&P 500® Index.

Equity Risk. The SPEN08 Index provides an investor exposure to the equity securities markets. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates.

Exchange-Traded Funds Risk. The Fund may invest in FLEX Options that reference an exchange-traded fund (“ETF”) that tracks the S&P 500® Index. The risks of investment in such options typically reflect the risks of types of instruments in which the exchange-traded funds (“ETF”) invest. The value of an ETF is subject to change as the values of the component securities of the index that the ETF seeks to track fluctuate. An ETF that seeks to track the S&P 500® Index may not exactly match the performance of the S&P 500® Index due to cash drag, differences between the portfolio of the ETF and the components of the S&P 500® Index, expenses and other factors. Certain options on an ETF may not qualify as “section 1256 contracts” under section 1256 of the Internal Revenue Code of 1986, as amended, and disposition of such options will likely result in short-term or long-term capital gains or losses to the Fund depending on the holding period.

Fixed-Income Securities Risk. The Fund may invest in fixed-income (debt) securities, which are generally subject to the following risks:

•
Credit Risk. The financial condition of an issuer of a fixed-income security may cause the issuer to default. A decline in an issuer’s credit rating may cause a decrease in the value of the security and an increase in investment risk and price volatility.

•
Interest Rate Risk. An increase in interest rates typically causes a decrease in the value of fixed income securities in which the Fund may invest. Given the historically low interest rate environment, risks associated with rising rates are heightened. Fixed-income securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than fixed-income securities with shorter durations.

Indexed Securities and Derivatives Risk. If a security or derivative is linked to the performance of an index, it may be subject to the risks associated with changes in that index.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government and/or Federal Reserve, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

Non-Diversification Risk. The Fund is non-diversified. The performance of a non-diversified fund may be more volatile than the performance of a diversified fund. As a non-diversified fund, the Fund may hold fewer investments than a fund that is a diversified fund.

Options Risk. The price of an option, which is a function of interest rates, volatility, dividends, the exercise price, S&P 500® Index changes, and other market factors, may change rapidly over time. Options may expire unexercised, causing the Fund to lose the premium paid for the options. The Fund could experience a loss if securities underlying the options do not perform as anticipated. There may be an imperfect correlation between the prices of options and movements in the price of the securities, stock indexes or ETFs on which the options are based.

Market Risk. The value of your investment may fall over time because the Fund is subject to market risk. Because stock prices and the prices of the FLEX Options tend to fluctuate, the value of your investment in the Fund may increase or decrease. The shares of the Fund at any point in time may be worth less than the original investment.

Amplified Returns Risk. The Fund seeks to achieve its objective of enhanced participation in price appreciation up to a predetermined level of the S&P 500® Index and one-to-one participation in price depreciation of the S&P 500® Index by purchasing and selling call options to gain twice the exposure to the price of the S&P 500® Index in a predetermined price range. The Fund’s investment strategy has been designed to deliver the targeted enhanced upside participation in the predetermined price range if the shares are bought on the third Wednesday of August and held until the third Wednesday of the following August. For purchase or sale of the shares of the Fund over time periods other than from the third Wednesday of August to the third Wednesday of August the following year investors could experience more than one-to-one losses in market declines.

The positive Fund return is subject to a capped upside. The target return for an investment in the Fund is based on an assumption of holding the investment from the third Wednesday of the month to the third Wednesday of the same month the following year, the price performance of the S&P 500® Index or the Reference ETF, and the maximum Capped Return. Because the Fund’s return will be capped, the return of the Fund may be less than the performance of the S&P 500® Index or the Reference ETF. The Fund’s ability to provide enhanced return and capped upside is dependent on shareholders purchasing shares on the third Wednesday of the month and holding till the third Wednesday of the same month the following year. You may realize a return or loss that is higher or lower than the intended returns or losses as a result of purchasing shares or redeeming shares outside the investment time period, where the FLEX Options are otherwise liquidated by the Fund prior to expiration, if a corporate action occurs with respect to the S&P 500® Index or the Reference ETF, or increases in potential tax-related expenses and other expenses of the Fund above estimated levels.

Leverage Risk. The Fund may seek to gain exposure to certain securities in excess of 100%. Such exposure will make the Fund more sensitive to movement in the value of those instruments. In particular, investments in options and derivative instruments may provide the economic effect of financial leverage by creating additional investment exposure such that increases or decreases in the value of the Fund’s portfolio will be magnified.

The Fund is subject to performance and equity risk related to the Reference ETF, the S&P 500® Index and securities comprising the S&P 500® Index. The formulas to calculate the options’ payments at expiration is based on the price performance of the S&P 500® Index or the Reference ETF. The FLEX Options represent indirect positions in the S&P 500® Index or the Reference ETF and are subject to changes in value as the price of the S&P 500® Index or the Reference ETF rises or falls. The value of the FLEX Options may be adversely affected by various factors affecting the Reference ETF, the S&P 500® Index and the value of the securities comprising the S&P 500® Index. The settlement value of the FLEX Options is based on the S&P 500® Index or the Reference ETF Closing Value on the option expiration date only, and will be substantially determined by market conditions as of such time. The Reference ETF seeks to replicate the performance of the S&P 500® Index. The value of the Reference ETF will fluctuate over time based on fluctuations in the value of the stocks held by the Reference ETF which may be impacted by changes in general economic conditions, expectations for future economic growth and corporate profits, interest rates and the supply and demand for stocks that are components of the S&P 500® Index. Although common stocks have historically generated higher average returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatile returns. Common stocks are structurally subordinated to preferred stocks, bonds and other debt instruments in a company’s capital structure, and represent a residual claim on the issuer’s assets that have no value unless such assets are sufficient to cover all other claims.

Risk of Loss. The Fund does not provide principal protection and you may not receive a return of the capital you invest.

The value of the Written Options has a negative impact on the value of your investment. The Written Options create an obligation to make a payment in contrast to the Purchased Options which create the potential for receipt of a payment. As the value of the Written Options increases, it has a negative impact on the value of your shares in the Fund.

The value of the FLEX Options may change with the implied volatility of the Reference ETF, the S&P 500® Index and the securities comprising the S&P 500® Index. No one can predict whether implied volatility will rise or fall in the future.

The value of the Fund does not appreciate due to dividend payments paid by the Reference ETF. The Fund seeks to provide target returns on the price performance of the Reference ETF, which does not include returns from dividends paid by the Reference ETF.

The value of the Fund does not appreciate due to dividend payments paid by the companies in the S&P 500® Index. The Fund seeks to provide target returns on the price performance of the S&P 500® Index, which does not include returns from dividends paid by the companies in the S&P 500® Index.

The values of the FLEX Options do not increase or decrease at the same rate as the Reference ETF or the S&P 500® Index. The FLEX Options are all European style options, which means that they will be exercisable at the strike price only on the option expiration date. The value of the FLEX Options prior to the option expiration date may vary because of related factors other than the price of shares of the Reference ETF. The value of the Reference ETF will not increase or decrease at the same rate as the S&P 500® Index due to “tracking error” described below.

Certain features of the Reference ETF, which is an exchange-traded fund, will impact the value of the Fund’s Shares. The value of the Reference ETF is subject to the following factors:

•
Passive Investment Risk. The Reference ETF is not actively managed and attempts to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Reference ETF will hold constituent securities of the S&P 500® Index regardless of the current or projected performance on a specific security or particular industry or market sector, which could impact the unit price of the Reference ETF, the FLEX Options and the Fund.

•
Tracking Error. Exchange-traded funds face index correlation risk which is the risk that the performance of an exchange-traded fund will vary from the actual performance of the target index, known as “tracking error”. It is possible that the Reference ETF may not fully replicate or may, in certain circumstances, diverge significantly from the performance of the S&P 500® Index due to the Reference ETF not investing in all stocks comprising the S&P 500® Index, temporary unavailability of certain securities in the secondary market, differences in trading hours between the Reference ETF and securities comprising the S&P 500® Index, the occurrence of corporate actions (mergers and spinoffs) or due to other circumstances.

•
Securities Lending Risk. The Reference ETF may engage in securities lending. Securities lending involves the risk that the Reference ETF may lose money because the borrower of the Reference ETF’s loaned securities fails to return the securities in a timely manner or at all.

•	Fees and Expenses. Unlike the S&P 500® Index, the Reference ETF will reflect transaction costs and fees that will reduce its price performance relative to the S&P 500® Index.
•	Discount. Shares of exchange-traded funds tend to trade at a discount from their net asset value.

Credit Risk. Credit risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations.

Liquidity Risk. Liquidity risk is the risk that the Fund may be unable to sell a FLEX Option.

No one can guarantee that a liquid secondary trading market will exist for the FLEX Options. Trading in the FLEX Options may be less deep and liquid than certain other securities. FLEX Options may be less liquid than certain non-customized options. The Fund expects that it will not invest more than 10% of its net asset value in illiquid securities. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and your investment.

Under certain circumstances, current market prices may not be available with respect to the FLEX Options. Under those circumstances, the value of the FLEX Options will require more reliance on the Adviser’s judgment than that required for securities for which there is an active trading market. This creates a risk of mispricing or improper valuation of the FLEX Options which could impact the value received or paid for shares.

Management Risk. The skill and judgment of the Adviser in selecting investments will play a significant role in the Fund’s ability to achieve its investment objective. The Adviser and the portfolio managers have never managed this strategy in a mutual fund and this lack of experience may detract from the ability of the Fund to achieve its objective.

New Fund Risk. The Fund is recently formed. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategies, may not employ a successful investment strategy, or may fail to attract sufficient assets to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences to shareholders.

Tracking Error Risk. The Fund’s return may not match or achieve a high degree of correlation with the return of the SPEN08 Index. A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the SPEN08 Index, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The factors that may adversely affect the Fund’s correlation with the SPEN08 Index include fees, expenses, transaction costs, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities in which the Fund invests. While the Fund attempts to track the performance of the SPEN08 Index by investing all, or substantially all, of its assets in the types of securities that make up the SPEN08 Index, at times, the Fund may not have investment exposure to all securities in the SPEN08 Index, or its weighting of investment exposure to securities may be different from that of the SPEN08 Index. In addition, the Fund may invest in securities not included in the SPEN08 Index. The Fund may take or refrain from taking positions in order to improve tax efficiency, or comply with regulatory restrictions, either of which may negatively affect the Fund’s correlation with the SPEN08 Index. The Fund may also be subject to movements of assets into and out of the Fund in sizes that may differ from the size of the FLEX option contracts that constitute SPEN08 Index, potentially resulting in the Fund being over- or underexposed to the SPEN08 Index and may be impacted by reconstitutions and rebalancing events. Any of these factors could decrease correlation between the performance of the Fund and the SPEN08 Index and may hinder the Fund’s ability to meet its investment objective.

Tax Risk. The Fund expects to comply with the requirements of the Internal Revenue Code and other laws so that it will be taxed as a “regulated Investment company”; however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle’ rules, and various loss limitation provisions of the Internal Revenue Code.

Performance History

The Fund recently commenced operations and, as a result, does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance is not necessarily an indication of how the Fund will perform in the future.

Updated performance information is available at www.cboevest.com/mutualfunds/ or by calling the Fund toll-free at 855-505-VEST (8378).

CBOE Vest S&P 500 Enhanced Growth Strategy (September) Fund
FUND SUMMARY – Cboe Vest S & P 500 ® Enhanced Growth Strategy (September) Fund
Investment Objective

The Cboe Vest S&P 500® Enhanced Growth Strategy (September) Fund (the “Fund”) seeks to track, before fees and expenses, the performance of the Cboe® S&P 500® Enhanced Growth Index September Series (the “SPEN09 Index”).

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section “Distribution Arrangements” and in the section “Distribution” in the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

General Overview of the Fund’s Portfolio Construction

As explained in greater detail below, the Fund attempts to meet its objective of tracking, before fees and expenses, the performance of the SPEN09 Index, by constructing a portfolio of specially designed options that are similar to options that comprise the SPEN09 Index. Before you read more about the specifics of the Adviser’s Investment Approach to managing the Fund, it is important to understand the SPEN09 Index. Immediately following this section is information about the SPEN09 Index and its constituent parts. Following this disclosure is information about the Adviser’s Investment Approach (i.e., how the Adviser manages the Fund to achieve its objective).

About the SPEN09 Index

The methodology of the SPEN09 Index was created by the Chicago Board Options Exchange (“Cboe®”), an affiliate of the Adviser. The value of the SPEN09 Index is calculated daily as of the close of trading hours on the New York Stock Exchange by Cboe® (the “Index Calculation Agent”) utilizing an option valuation model and data provided by Cboe®. The SPEN09 Index is designed to measure the returns of a hypothetical portfolio of exchange-traded FLexible EXchange® Options (“FLEX Options ”) that reference the S&P 500® Index and are designed to track the returns of an “Enhanced Growth” options strategy.

Enhanced Growth options strategy: An Enhanced Growth options strategy is a type of “target outcome” strategy. A target outcome strategy seeks to target returns from an investment that is bought at inception of the strategy and held for a specific period of time. An Enhanced Growth options strategy is an investment in a portfolio of options linked to an underlying asset that, when bought at inception of the strategy and held to the expiration of the options, seeks to target returns that, over a period of approximately a one year, provides two-to-one enhanced returns on the price appreciation of the underlying asset up to a capped level, while providing one-to-one exposure to any losses from price depreciation.

The SPEN09 Index measures the performance of portfolio of exchange trade FLEX Options that replicate the returns of a continuously rolling Enhanced Growth options strategy that has its inception on the third Wednesday of September and if held to the third Wednesday of September the following year, seeks to provide two-to-one enhanced returns on the appreciation of the S&P 500® Index up to a capped level, while providing one-to-one exposure to any losses. The capped level of the Enhanced Growth options strategy is determined by the Index Calculation Agent on the third Wednesday of September pursuant to a mathematical calculation such that the value of the portfolio of FLEX Options that comprises the SPEN01 is equivalent to the value of the S&P 500® Index.

Index composition: The SPEN09 Index measures the performance of a portfolio of four purchased and written exchange-traded FLEX Options referencing the S&P 500® Index, that are each entered into on the third Wednesday of September and expire on the third Wednesday of September the following year. The options are:

•
Purchased Call Options. The “Purchased Call Options” are call options purchased each with a strike price at 50% of the “Initial Level,” which is the price of the S&P 500® Index on the third Wednesday of the month.

•	Written Call Options. The “Written Call Options” are call options written each with a strike price that will be determined on the third Wednesday of the month.
•	Written Put Options. The “Written Put Options” are put options written each with a strike price at 50% of the Initial Level.
•	Purchased Put Options. The “Purchased Index Put Options” are put options purchased each with a strike price at the Initial Level.

Adviser’s Investment Approach

To meet its objective of tracking, before fees and expenses, the performance of the SPEN09 Index, the Fund will invest in FLEX Options that are similar to the FLEX Options that comprise the SPEN09. The Fund seeks to achieve returns or losses before all estimated fees and expenses that based on the price performance of the S&P 500® Index from the third Wednesday of September of a given year and held until the third Wednesday of the following September in the next year (the “holding period”) and that are designed to conform to the following performance targets:

•
If the S&P 500® Index appreciates over the holding period, the Fund seeks to provide shareholders with a total return that increases by twice the percentage increase of the S&P 500® Index, up to a maximum return that is determined at the start of the holding period (the “Capped Return”);

•	If the S&P 500® Index decreases over the holding period, the Fund seeks to provide shareholders with a total return loss that is equal to the percentage loss on the S&P 500® Index.

The Fund will construct a non-diversified portfolio that may include exchange-traded FLEX Options that reference the S&P 500® Index and / or FLEX Options that reference exchange-traded funds that seeks to track the S&P 500® Index (the “Reference ETF”). Specifically, the Fund may consist of purchased call FLEX Options (i.e., options that gives the Fund the right to buy the Reference ETF or the value of the S&P 500® Index) and written call FLEX Options (i.e., options that obligate the Fund to sell the Reference ETF or the value of the S&P 500® Index) and cash or fixed income securities issued by the US Treasury of duration of approximately one year or less. The Fund is designed to provide enhanced participation in positive returns up to a predetermined capped level and one-to-one returns on the downside. By seeking to track the SPEN09 Index, the Fund attempts to provide an investment vehicle that seeks to provide similar returns to the S&P 500® Index, with similar volatility and downside risk, but higher upside potential in market environments with modest gains.

Option contracts on an index give one party the right to receive or deliver cash value of the particular index, and another party the obligation to receive or deliver the cash value of that index. Option contracts on an individual security such as an ETF give one party the right to buy or sell the particular security, and another party the obligation to sell or buy that same security. Many options are exchange-traded and are available to investors with set or defined contract terms. The Fund will use FLEX Options, which are customized equity or index option contracts that trade on an exchange, but that provide investors with the ability to customize key contract terms like exercise prices, styles (i.e., American-style exercisable any time prior to the expiration date or European-style exercisable only on the option expiration date) and expiration dates. Like standardized exchange-traded options, FLEX Options are guaranteed for settlement by The Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. FLEX Options provide investors with the ability to customize key terms, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of Over-the-Counter (“OTC”) options positions.

The SPEN09 Index measures the performance of a portfolio of purchased and written put and call FLEX options. The Fund will utilize purchased and written FLEX Options similar to those that are part of the SPEN09 Index to seek to track, before fees and expenses, the performance of the SPEN09 Index. Put options give the holder (i.e., the buyer) the right to sell an asset (or deliver cash value of the index, in case of index put option) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the index, in case of index put option) at a certain defined price. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the index, in case of index call option) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the index, in case of index call option) at a certain defined price.

As the options mature approximately every year, they are replaced. By replacing options annually, the Fund seeks to ensure that investments made in September are enhancing participation in positive returns up to a predetermined level and providing one-to-one returns on the downside s realized in September in the following year. As explained in the Principal Risks disclosure, a key underlying component of the successful implementation of the Fund’s investment strategy is that an investor should stay invested in the Fund for at least one year.

Any FLEX Options that are written by the Fund that create an obligation to sell or buy an asset will be offset with a position in FLEX Options purchased by the Fund that to create the right to buy or sell the same asset such that the Fund will always be in a net long position. That is, any obligations of the Fund created by its writing of FLEX Options will be covered by offsetting positions in other purchased FLEX Options.

From time to time, the Fund may hold a portion of its assets in cash or invest them in liquid, short-term investments, including U.S. government obligations, certificates of deposit, commercial paper, other investment companies, money market instruments or other securities.

Because of certain potential limitations of the Investment Company Act of 1940 associated with trading options on the Chicago Board Options Exchange (“Cboe”) and any other exchanges owned or controlled by Cboe Holdings, Inc. (“Cboe Exchanges”), the Fund will direct all broker-dealers to not effect transactions in options on any Cboe Exchanges until such time that appropriate exemptive and/or no-action relief is obtained from the Securities and Exchange Commission (“SEC”) and/or its staff by the Adviser, the Cboe and/or any mutual funds advised by the Adviser. This restriction shall not prevent the Adviser or the Fund from engaging in other transactions or receiving other services from the Cboe or for which the Cboe may receive a benefit, such as pricing services, provided such transactions and/or the receipt of such services is consistent with applicable statutes, rules, regulations and interpretive positions of the SEC and its staff.

Principal Risks

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Derivative Securities Risk. The Fund may invest in derivative securities. These are financial instruments that derive their performance from the performance of an underlying asset or index. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Fund. The Fund could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

FLEX Options Risk. The Fund expects to utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. FLEX Options are also subject to the Derivative Securities Risk described above.

Index Limitations. The SPEN09 Index is designed to represent a proposed option strategy. The Index Calculation Agent utilizes an option valuation model to calculate the value of portfolio of FLEX Options that are constituents of the SPEN09 Index. Failure by the Index Calculation Agent to fully comprehend and accurately model the constituent FLEX Options may cause the performance of the Index to vary from the performance of an actual portfolio of the constituent FLEX Options or the performance of the Fund. Like many passive indexes, the SPEN09 Index does not take into account significant factors such as transaction costs and taxes and, because of factors such as these, the Fund’s portfolio should be expected to underperform passive indexes.

Index Sampling Risk. Index sampling risk is the chance that the investments selected for the Fund, in the aggregate, will not provide investment performance matching that of the SPEN09 Index. The Adviser expects the index sampling risk to be low.

Newly Created Index Risk. The SPEN09 Index is newly created and has a limited history of performance. As such, it is uncertain how closely the SPEN09 Index may be able to track the performance of an actual portfolio of the constituent FLEX Options that comprise the SPEN09 Index.

The Fund’s investment strategy is designed to achieve the targeted returns linked to the S&P 500® Index over the holding period of approximately one year. The Fund’s investment strategy has been designed to deliver on targeted returns linked to the S&P 500® Index if the shares are bought on the third Wednesday of September and held until the third Wednesday of the following September. For purchase or sale of the shares of the Fund outside this holding period, the value of the securities in the Fund could vary because of related factors other than the level of the S&P 500® Index.

Equity Risk. The SPEN09 Index provides an investor exposure to the equity securities markets. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates.

Exchange-Traded Funds Risk. The Fund may invest in FLEX Options that reference an exchange-traded fund (“ETF”) that tracks the S&P 500® Index. The risks of investment in such options typically reflect the risks of types of instruments in which the exchange-traded funds (“ETF”) invest. The value of an ETF is subject to change as the values of the component securities of the index that the ETF seeks to track fluctuate. An ETF that seeks to track the S&P 500® Index may not exactly match the performance of the S&P 500® Index due to cash drag, differences between the portfolio of the ETF and the components of the S&P 500® Index, expenses and other factors. Certain options on an ETF may not qualify as “section 1256 contracts” under section 1256 of the Internal Revenue Code of 1986, as amended, and disposition of such options will likely result in short-term or long-term capital gains or losses to the Fund depending on the holding period.

Fixed-Income Securities Risk. The Fund may invest in fixed-income (debt) securities, which are generally subject to the following risks:

•
Credit Risk. The financial condition of an issuer of a fixed-income security may cause the issuer to default. A decline in an issuer’s credit rating may cause a decrease in the value of the security and an increase in investment risk and price volatility.

•
Interest Rate Risk. An increase in interest rates typically causes a decrease in the value of fixed income securities in which the Fund may invest. Given the historically low interest rate environment, risks associated with rising rates are heightened. Fixed-income securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than fixed-income securities with shorter durations.

Indexed Securities and Derivatives Risk. If a security or derivative is linked to the performance of an index, it may be subject to the risks associated with changes in that index.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government and/or Federal Reserve, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

Non-Diversification Risk. The Fund is non-diversified. The performance of a non-diversified fund may be more volatile than the performance of a diversified fund. As a non-diversified fund, the Fund may hold fewer investments than a fund that is a diversified fund.

Options Risk. The price of an option, which is a function of interest rates, volatility, dividends, the exercise price, S&P 500® Index changes, and other market factors, may change rapidly over time. Options may expire unexercised, causing the Fund to lose the premium paid for the options. The Fund could experience a loss if securities underlying the options do not perform as anticipated. There may be an imperfect correlation between the prices of options and movements in the price of the securities, stock indexes or ETFs on which the options are based.

Market Risk. The value of your investment may fall over time because the Fund is subject to market risk. Because stock prices and the prices of the FLEX Options tend to fluctuate, the value of your investment in the Fund may increase or decrease. The shares of the Fund at any point in time may be worth less than the original investment.

Amplified Returns Risk. The Fund seeks to achieve its objective of enhanced participation in price appreciation up to a predetermined level of the S&P 500® Index and one-to-one participation in price depreciation of the S&P 500® Index by purchasing and selling call options to gain twice the exposure to the price of the S&P 500® Index in a predetermined price range. The Fund’s investment strategy has been designed to deliver the targeted enhanced upside participation in the predetermined price range if the shares are bought on the third Wednesday of September and held until the third Wednesday of the following September. For purchase or sale of the shares of the Fund over time periods other than from the third Wednesday of September to the third Wednesday of September the following year investors could experience more than one-to-one losses in market declines.

The positive Fund return is subject to a capped upside. The target return for an investment in the Fund is based on an assumption of holding the investment from the third Wednesday of the month to the third Wednesday of the same month the following year, the price performance of the S&P 500® Index or the Reference ETF, and the maximum Capped Return. Because the Fund’s return will be capped, the return of the Fund may be less than the performance of the S&P 500® Index or the Reference ETF. The Fund’s ability to provide enhanced return and capped upside is dependent on shareholders purchasing shares on the third Wednesday of the month and holding till the third Wednesday of the same month the following year. You may realize a return or loss that is higher or lower than the intended returns or losses as a result of purchasing shares or redeeming shares outside the investment time period, where the FLEX Options are otherwise liquidated by the Fund prior to expiration, if a corporate action occurs with respect to the S&P 500® Index or the Reference ETF, or increases in potential tax-related expenses and other expenses of the Fund above estimated levels.

Leverage Risk. The Fund may seek to gain exposure to certain securities in excess of 100%. Such exposure will make the Fund more sensitive to movement in the value of those instruments. In particular, investments in options and derivative instruments may provide the economic effect of financial leverage by creating additional investment exposure such that increases or decreases in the value of the Fund’s portfolio will be magnified.

The Fund is subject to performance and equity risk related to the Reference ETF, the S&P 500® Index and securities comprising the S&P 500® Index. The formulas to calculate the options’ payments at expiration is based on the price performance of the S&P 500® Index or the Reference ETF. The FLEX Options represent indirect positions in the S&P 500® Index or the Reference ETF and are subject to changes in value as the price of the S&P 500® Index or the Reference ETF rises or falls. The value of the FLEX Options may be adversely affected by various factors affecting the Reference ETF, the S&P 500® Index and the value of the securities comprising the S&P 500® Index. The settlement value of the FLEX Options is based on the S&P 500® Index or the Reference ETF Closing Value on the option expiration date only, and will be substantially determined by market conditions as of such time. The Reference ETF seeks to replicate the performance of the S&P 500® Index. The value of the Reference ETF will fluctuate over time based on fluctuations in the value of the stocks held by the Reference ETF which may be impacted by changes in general economic conditions, expectations for future economic growth and corporate profits, interest rates and the supply and demand for stocks that are components of the S&P 500® Index. Although common stocks have historically generated higher average returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatile returns. Common stocks are structurally subordinated to preferred stocks, bonds and other debt instruments in a company’s capital structure, and represent a residual claim on the issuer’s assets that have no value unless such assets are sufficient to cover all other claims.

Risk of Loss. The Fund does not provide principal protection and you may not receive a return of the capital you invest.

The value of the Written Options has a negative impact on the value of your investment. The Written Options create an obligation to make a payment in contrast to the Purchased Options which create the potential for receipt of a payment. As the value of the Written Options increases, it has a negative impact on the value of your shares in the Fund.

The value of the FLEX Options may change with the implied volatility of the Reference ETF, the S&P 500® Index and the securities comprising the S&P 500® Index. No one can predict whether implied volatility will rise or fall in the future.

The value of the Fund does not appreciate due to dividend payments paid by the Reference ETF. The Fund seeks to provide target returns on the price performance of the Reference ETF, which does not include returns from dividends paid by the Reference ETF.

The value of the Fund does not appreciate due to dividend payments paid by the companies in the S&P 500® Index. The Fund seeks to provide target returns on the price performance of the S&P 500® Index, which does not include returns from dividends paid by the companies in the S&P 500® Index.

The values of the FLEX Options do not increase or decrease at the same rate as the Reference ETF or the S&P 500® Index. The FLEX Options are all European style options, which means that they will be exercisable at the strike price only on the option expiration date. The value of the FLEX Options prior to the option expiration date may vary because of related factors other than the price of shares of the Reference ETF. The value of the Reference ETF will not increase or decrease at the same rate as the S&P 500® Index due to “tracking error” described below.

Certain features of the Reference ETF, which is an exchange-traded fund, will impact the value of the Fund’s Shares. The value of the Reference ETF is subject to the following factors:

•
Passive Investment Risk. The Reference ETF is not actively managed and attempts to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Reference ETF will hold constituent securities of the S&P 500® Index regardless of the current or projected performance on a specific security or particular industry or market sector, which could impact the unit price of the Reference ETF, the FLEX Options and the Fund.

•
Tracking Error. Exchange-traded funds face index correlation risk which is the risk that the performance of an exchange-traded fund will vary from the actual performance of the target index, known as “tracking error”. It is possible that the Reference ETF may not fully replicate or may, in certain circumstances, diverge significantly from the performance of the S&P 500® Index due to the Reference ETF not investing in all stocks comprising the S&P 500® Index, temporary unavailability of certain securities in the secondary market, differences in trading hours between the Reference ETF and securities comprising the S&P 500® Index, the occurrence of corporate actions (mergers and spinoffs) or due to other circumstances.

•
Securities Lending Risk. The Reference ETF may engage in securities lending. Securities lending involves the risk that the Reference ETF may lose money because the borrower of the Reference ETF’s loaned securities fails to return the securities in a timely manner or at all.

•	Fees and Expenses. Unlike the S&P 500® Index, the Reference ETF will reflect transaction costs and fees that will reduce its price performance relative to the S&P 500® Index.
•	Discount. Shares of exchange-traded funds tend to trade at a discount from their net asset value.

Credit Risk. Credit risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations.

Liquidity Risk. Liquidity risk is the risk that the Fund may be unable to sell a FLEX Option.

No one can guarantee that a liquid secondary trading market will exist for the FLEX Options. Trading in the FLEX Options may be less deep and liquid than certain other securities. FLEX Options may be less liquid than certain non-customized options. The Fund expects that it will not invest more than 10% of its net asset value in illiquid securities. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and your investment.

Under certain circumstances, current market prices may not be available with respect to the FLEX Options. Under those circumstances, the value of the FLEX Options will require more reliance on the Adviser’s judgment than that required for securities for which there is an active trading market. This creates a risk of mispricing or improper valuation of the FLEX Options which could impact the value received or paid for shares.

Management Risk. The skill and judgment of the Adviser in selecting investments will play a significant role in the Fund’s ability to achieve its investment objective. The Adviser and the portfolio managers have never managed this strategy in a mutual fund and this lack of experience may detract from the ability of the Fund to achieve its objective.

New Fund Risk. The Fund is recently formed. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategies, may not employ a successful investment strategy, or may fail to attract sufficient assets to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences to shareholders.

Tracking Error Risk. The Fund’s return may not match or achieve a high degree of correlation with the return of the SPEN09 Index. A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the SPEN09 Index, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The factors that may adversely affect the Fund’s correlation with the SPEN09 Index include fees, expenses, transaction costs, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities in which the Fund invests. While the Fund attempts to track the performance of the SPEN09 Index by investing all, or substantially all, of its assets in the types of securities that make up the SPEN09 Index, at times, the Fund may not have investment exposure to all securities in the SPEN09 Index, or its weighting of investment exposure to securities may be different from that of the SPEN09 Index. In addition, the Fund may invest in securities not included in the SPEN09 Index. The Fund may take or refrain from taking positions in order to improve tax efficiency, or comply with regulatory restrictions, either of which may negatively affect the Fund’s correlation with the SPEN09 Index. The Fund may also be subject to movements of assets into and out of the Fund in sizes that may differ from the size of the FLEX option contracts that constitute SPEN09 Index, potentially resulting in the Fund being over- or underexposed to the SPEN09 Index and may be impacted by reconstitutions and rebalancing events. Any of these factors could decrease correlation between the performance of the Fund and the SPEN09 Index and may hinder the Fund’s ability to meet its investment objective.

Tax Risk. The Fund expects to comply with the requirements of the Internal Revenue Code and other laws so that it will be taxed as a “regulated Investment company”; however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle’ rules, and various loss limitation provisions of the Internal Revenue Code.

Performance History

The Fund recently commenced operations and, as a result, does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance is not necessarily an indication of how the Fund will perform in the future.

Updated performance information is available at www.cboevest.com/mutualfunds/ or by calling the Fund toll-free at 855-505-VEST (8378).

CBOE Vest S&P 500 Enhanced Growth Strategy (October) Fund
FUND SUMMARY – Cboe Vest S & P 500 ® Enhanced Growth Strategy (October) Fund
Investment Objective

The Cboe Vest S&P 500® Enhanced Growth Strategy (October) Fund (the “Fund”) seeks to track, before fees and expenses, the performance of the Cboe® S&P 500® Enhanced Growth Index October Series (the “SPEN10 Index”).

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section “Distribution Arrangements” and in the section “Distribution” in the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

General Overview of the Fund’s Portfolio Construction

As explained in greater detail below, the Fund attempts to meet its objective of tracking, before fees and expenses, the performance of the SPEN10 Index, by constructing a portfolio of specially designed options that are similar to options that comprise the SPEN10 Index. Before you read more about the specifics of the Adviser’s Investment Approach to managing the Fund, it is important to understand the SPEN10 Index. Immediately following this section is information about the SPEN10 Index and its constituent parts. Following this disclosure is information about the Adviser’s Investment Approach (i.e., how the Adviser manages the Fund to achieve its objective).

About the SPEN10 Index

The methodology of the SPEN10 Index was created by the Chicago Board Options Exchange (“Cboe®”), an affiliate of the Adviser. The value of the SPEN10 Index is calculated daily as of the close of trading hours on the New York Stock Exchange by Cboe® (the “Index Calculation Agent”) utilizing an option valuation model and data provided by Cboe®. The SPEN10 Index is designed to measure the returns of a hypothetical portfolio of exchange-traded FLexible EXchange® Options (“FLEX Options ”) that reference the S&P 500® Index and are designed to track the returns of an “Enhanced Growth” options strategy.

Enhanced Growth options strategy: An Enhanced Growth options strategy is a type of “target outcome” strategy. A target outcome strategy seeks to target returns from an investment that is bought at inception of the strategy and held for a specific period of time. An Enhanced Growth options strategy is an investment in a portfolio of options linked to an underlying asset that, when bought at inception of the strategy and held to the expiration of the options, seeks to target returns that, over a period of approximately a one year, provides two-to-one enhanced returns on the price appreciation of the underlying asset up to a capped level, while providing one-to-one exposure to any losses from price depreciation.

The SPEN10 Index measures the performance of portfolio of exchange trade FLEX Options that replicate the returns of a continuously rolling Enhanced Growth options strategy that has its inception on the third Wednesday of October and if held to the third Wednesday of October the following year, seeks to provide two-to-one enhanced returns on the appreciation of the S&P 500® Index up to a capped level, while providing one-to-one exposure to any losses. The capped level of the Enhanced Growth options strategy is determined by the Index Calculation Agent on the third Wednesday of October pursuant to a mathematical calculation such that the value of the portfolio of FLEX Options that comprises the SPEN01 is equivalent to the value of the S&P 500® Index.

Index composition: The SPEN10 Index measures the performance of a portfolio of four purchased and written exchange-traded FLEX Options referencing the S&P 500® Index, that are each entered into on the third Wednesday of October and expire on the third Wednesday of October the following year. The options are:

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Purchased Call Options. The “Purchased Call Options” are call options purchased each with a strike price at 50% of the “Initial Level,” which is the price of the S&P 500® Index on the third Wednesday of the month.

•	Written Call Options. The “Written Call Options” are call options written each with a strike price that will be determined on the third Wednesday of the month.
•	Written Put Options. The “Written Put Options” are put options written each with a strike price at 50% of the Initial Level.
•	Purchased Put Options. The “Purchased Index Put Options” are put options purchased each with a strike price at the Initial Level.

Adviser’s Investment Approach

To meet its objective of tracking, before fees and expenses, the performance of the SPEN10 Index, the Fund will invest in FLEX Options that are similar to the FLEX Options that comprise the SPEN10. The Fund seeks to achieve returns or losses before all estimated fees and expenses that based on the price performance of the S&P 500® Index from the third Wednesday of October of a given year and held until the third Wednesday of the following October in the next year (the “holding period”) and that are designed to conform to the following performance targets:

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If the S&P 500® Index appreciates over the holding period, the Fund seeks to provide shareholders with a total return that increases by twice the percentage increase of the S&P 500® Index, up to a maximum return that is determined at the start of the holding period (the “Capped Return”);

•	If the S&P 500® Index decreases over the holding period, the Fund seeks to provide shareholders with a total return loss that is equal to the percentage loss on the S&P 500® Index.

The Fund will construct a non-diversified portfolio that may include exchange-traded FLEX Options that reference the S&P 500® Index and / or FLEX Options that reference exchange-traded funds that seeks to track the S&P 500® Index (the “Reference ETF”). Specifically, the Fund may consist of purchased call FLEX Options (i.e., options that gives the Fund the right to buy the Reference ETF or the value of the S&P 500® Index) and written call FLEX Options (i.e., options that obligate the Fund to sell the Reference ETF or the value of the S&P 500® Index) and cash or fixed income securities issued by the US Treasury of duration of approximately one year or less. The Fund is designed to provide enhanced participation in positive returns up to a predetermined capped level and one-to-one returns on the downside. By seeking to track the SPEN10 Index, the Fund attempts to provide an investment vehicle that seeks to provide similar returns to the S&P 500® Index, with similar volatility and downside risk, but higher upside potential in market environments with modest gains.

Option contracts on an index give one party the right to receive or deliver cash value of the particular index, and another party the obligation to receive or deliver the cash value of that index. Option contracts on an individual security such as an ETF give one party the right to buy or sell the particular security, and another party the obligation to sell or buy that same security. Many options are exchange-traded and are available to investors with set or defined contract terms. The Fund will use FLEX Options, which are customized equity or index option contracts that trade on an exchange, but that provide investors with the ability to customize key contract terms like exercise prices, styles (i.e., American-style exercisable any time prior to the expiration date or European-style exercisable only on the option expiration date) and expiration dates. Like standardized exchange-traded options, FLEX Options are guaranteed for settlement by The Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. FLEX Options provide investors with the ability to customize key terms, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of Over-the-Counter (“OTC”) options positions.

The SPEN10 Index measures the performance of a portfolio of purchased and written put and call FLEX options. The Fund will utilize purchased and written FLEX Options similar to those that are part of the SPEN10 Index to seek to track, before fees and expenses, the performance of the SPEN10 Index. Put options give the holder (i.e., the buyer) the right to sell an asset (or deliver cash value of the index, in case of index put option) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the index, in case of index put option) at a certain defined price. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the index, in case of index call option) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the index, in case of index call option) at a certain defined price.

As the options mature approximately every year, they are replaced. By replacing options annually, the Fund seeks to ensure that investments made in October are enhancing participation in positive returns up to a predetermined level and providing one-to-one returns on the downside s realized in October in the following year. As explained in the Principal Risks disclosure, a key underlying component of the successful implementation of the Fund’s investment strategy is that an investor should stay invested in the Fund for at least one year.

Any FLEX Options that are written by the Fund that create an obligation to sell or buy an asset will be offset with a position in FLEX Options purchased by the Fund that to create the right to buy or sell the same asset such that the Fund will always be in a net long position. That is, any obligations of the Fund created by its writing of FLEX Options will be covered by offsetting positions in other purchased FLEX Options.

From time to time, the Fund may hold a portion of its assets in cash or invest them in liquid, short-term investments, including U.S. government obligations, certificates of deposit, commercial paper, other investment companies, money market instruments or other securities.

Because of certain potential limitations of the Investment Company Act of 1940 associated with trading options on the Chicago Board Options Exchange (“Cboe”) and any other exchanges owned or controlled by Cboe Holdings, Inc. (“Cboe Exchanges”), the Fund will direct all broker-dealers to not effect transactions in options on any Cboe Exchanges until such time that appropriate exemptive and/or no-action relief is obtained from the Securities and Exchange Commission (“SEC”) and/or its staff by the Adviser, the Cboe and/or any mutual funds advised by the Adviser. This restriction shall not prevent the Adviser or the Fund from engaging in other transactions or receiving other services from the Cboe or for which the Cboe may receive a benefit, such as pricing services, provided such transactions and/or the receipt of such services is consistent with applicable statutes, rules, regulations and interpretive positions of the SEC and its staff.

Principal Risks

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Derivative Securities Risk. The Fund may invest in derivative securities. These are financial instruments that derive their performance from the performance of an underlying asset or index. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Fund. The Fund could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

FLEX Options Risk. The Fund expects to utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. FLEX Options are also subject to the Derivative Securities Risk described above.

Index Limitations. The SPEN10 Index is designed to represent a proposed option strategy. The Index Calculation Agent utilizes an option valuation model to calculate the value of portfolio of FLEX Options that are constituents of the SPEN10 Index. Failure by the Index Calculation Agent to fully comprehend and accurately model the constituent FLEX Options may cause the performance of the Index to vary from the performance of an actual portfolio of the constituent FLEX Options or the performance of the Fund. Like many passive indexes, the SPEN10 Index does not take into account significant factors such as transaction costs and taxes and, because of factors such as these, the Fund’s portfolio should be expected to underperform passive indexes.

Index Sampling Risk. Index sampling risk is the chance that the investments selected for the Fund, in the aggregate, will not provide investment performance matching that of the SPEN10 Index. The Adviser expects the index sampling risk to be low.

Newly Created Index Risk. The SPEN10 Index is newly created and has a limited history of performance. As such, it is uncertain how closely the SPEN10 Index may be able to track the performance of an actual portfolio of the constituent FLEX Options that comprise the SPEN10 Index.

The Fund’s investment strategy is designed to achieve the targeted returns linked to the S&P 500® Index over the holding period of approximately one year. The Fund’s investment strategy has been designed to deliver on targeted returns linked to the S&P 500® Index if the shares are bought on the third Wednesday of October and held until the third Wednesday of the following October. For purchase or sale of the shares of the Fund outside this holding period, the value of the securities in the Fund could vary because of related factors other than the level of the S&P 500® Index.

Equity Risk. The SPEN10 Index provides an investor exposure to the equity securities markets. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates.

Exchange-Traded Funds Risk. The Fund may invest in FLEX Options that reference an exchange-traded fund (“ETF”) that tracks the S&P 500® Index. The risks of investment in such options typically reflect the risks of types of instruments in which the exchange-traded funds (“ETF”) invest. The value of an ETF is subject to change as the values of the component securities of the index that the ETF seeks to track fluctuate. An ETF that seeks to track the S&P 500® Index may not exactly match the performance of the S&P 500® Index due to cash drag, differences between the portfolio of the ETF and the components of the S&P 500® Index, expenses and other factors. Certain options on an ETF may not qualify as “section 1256 contracts” under section 1256 of the Internal Revenue Code of 1986, as amended, and disposition of such options will likely result in short-term or long-term capital gains or losses to the Fund depending on the holding period.

Fixed-Income Securities Risk. The Fund may invest in fixed-income (debt) securities, which are generally subject to the following risks:

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Credit Risk. The financial condition of an issuer of a fixed-income security may cause the issuer to default. A decline in an issuer’s credit rating may cause a decrease in the value of the security and an increase in investment risk and price volatility.

•
Interest Rate Risk. An increase in interest rates typically causes a decrease in the value of fixed income securities in which the Fund may invest. Given the historically low interest rate environment, risks associated with rising rates are heightened. Fixed-income securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than fixed-income securities with shorter durations.

Indexed Securities and Derivatives Risk. If a security or derivative is linked to the performance of an index, it may be subject to the risks associated with changes in that index.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government and/or Federal Reserve, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

Non-Diversification Risk. The Fund is non-diversified. The performance of a non-diversified fund may be more volatile than the performance of a diversified fund. As a non-diversified fund, the Fund may hold fewer investments than a fund that is a diversified fund.

Options Risk. The price of an option, which is a function of interest rates, volatility, dividends, the exercise price, S&P 500® Index changes, and other market factors, may change rapidly over time. Options may expire unexercised, causing the Fund to lose the premium paid for the options. The Fund could experience a loss if securities underlying the options do not perform as anticipated. There may be an imperfect correlation between the prices of options and movements in the price of the securities, stock indexes or ETFs on which the options are based.

Market Risk. The value of your investment may fall over time because the Fund is subject to market risk. Because stock prices and the prices of the FLEX Options tend to fluctuate, the value of your investment in the Fund may increase or decrease. The shares of the Fund at any point in time may be worth less than the original investment.

Amplified Returns Risk. The Fund seeks to achieve its objective of enhanced participation in price appreciation up to a predetermined level of the S&P 500® Index and one-to-one participation in price depreciation of the S&P 500® Index by purchasing and selling call options to gain twice the exposure to the price of the S&P 500® Index in a predetermined price range. The Fund’s investment strategy has been designed to deliver the targeted enhanced upside participation in the predetermined price range if the shares are bought on the third Wednesday of October and held until the third Wednesday of the following October. For purchase or sale of the shares of the Fund over time periods other than from the third Wednesday of October to the third Wednesday of October the following year investors could experience more than one-to-one losses in market declines.

The positive Fund return is subject to a capped upside. The target return for an investment in the Fund is based on an assumption of holding the investment from the third Wednesday of the month to the third Wednesday of the same month the following year, the price performance of the S&P 500® Index or the Reference ETF, and the maximum Capped Return. Because the Fund’s return will be capped, the return of the Fund may be less than the performance of the S&P 500® Index or the Reference ETF. The Fund’s ability to provide enhanced return and capped upside is dependent on shareholders purchasing shares on the third Wednesday of the month and holding till the third Wednesday of the same month the following year. You may realize a return or loss that is higher or lower than the intended returns or losses as a result of purchasing shares or redeeming shares outside the investment time period, where the FLEX Options are otherwise liquidated by the Fund prior to expiration, if a corporate action occurs with respect to the S&P 500® Index or the Reference ETF, or increases in potential tax-related expenses and other expenses of the Fund above estimated levels.

Leverage Risk. The Fund may seek to gain exposure to certain securities in excess of 100%. Such exposure will make the Fund more sensitive to movement in the value of those instruments. In particular, investments in options and derivative instruments may provide the economic effect of financial leverage by creating additional investment exposure such that increases or decreases in the value of the Fund’s portfolio will be magnified.

The Fund is subject to performance and equity risk related to the Reference ETF, the S&P 500® Index and securities comprising the S&P 500® Index. The formulas to calculate the options’ payments at expiration is based on the price performance of the S&P 500® Index or the Reference ETF. The FLEX Options represent indirect positions in the S&P 500® Index or the Reference ETF and are subject to changes in value as the price of the S&P 500® Index or the Reference ETF rises or falls. The value of the FLEX Options may be adversely affected by various factors affecting the Reference ETF, the S&P 500® Index and the value of the securities comprising the S&P 500® Index. The settlement value of the FLEX Options is based on the S&P 500® Index or the Reference ETF Closing Value on the option expiration date only, and will be substantially determined by market conditions as of such time. The Reference ETF seeks to replicate the performance of the S&P 500® Index. The value of the Reference ETF will fluctuate over time based on fluctuations in the value of the stocks held by the Reference ETF which may be impacted by changes in general economic conditions, expectations for future economic growth and corporate profits, interest rates and the supply and demand for stocks that are components of the S&P 500® Index. Although common stocks have historically generated higher average returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatile returns. Common stocks are structurally subordinated to preferred stocks, bonds and other debt instruments in a company’s capital structure, and represent a residual claim on the issuer’s assets that have no value unless such assets are sufficient to cover all other claims.

Risk of Loss. The Fund does not provide principal protection and you may not receive a return of the capital you invest.

The value of the Written Options has a negative impact on the value of your investment. The Written Options create an obligation to make a payment in contrast to the Purchased Options which create the potential for receipt of a payment. As the value of the Written Options increases, it has a negative impact on the value of your shares in the Fund.

The value of the FLEX Options may change with the implied volatility of the Reference ETF, the S&P 500® Index and the securities comprising the S&P 500® Index. No one can predict whether implied volatility will rise or fall in the future.

The value of the Fund does not appreciate due to dividend payments paid by the Reference ETF. The Fund seeks to provide target returns on the price performance of the Reference ETF, which does not include returns from dividends paid by the Reference ETF.

The value of the Fund does not appreciate due to dividend payments paid by the companies in the S&P 500® Index. The Fund seeks to provide target returns on the price performance of the S&P 500® Index, which does not include returns from dividends paid by the companies in the S&P 500® Index.

The values of the FLEX Options do not increase or decrease at the same rate as the Reference ETF or the S&P 500® Index. The FLEX Options are all European style options, which means that they will be exercisable at the strike price only on the option expiration date. The value of the FLEX Options prior to the option expiration date may vary because of related factors other than the price of shares of the Reference ETF. The value of the Reference ETF will not increase or decrease at the same rate as the S&P 500® Index due to “tracking error” described below.

Certain features of the Reference ETF, which is an exchange-traded fund, will impact the value of the Fund’s Shares. The value of the Reference ETF is subject to the following factors:

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Passive Investment Risk. The Reference ETF is not actively managed and attempts to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Reference ETF will hold constituent securities of the S&P 500® Index regardless of the current or projected performance on a specific security or particular industry or market sector, which could impact the unit price of the Reference ETF, the FLEX Options and the Fund.

•
Tracking Error. Exchange-traded funds face index correlation risk which is the risk that the performance of an exchange-traded fund will vary from the actual performance of the target index, known as “tracking error”. It is possible that the Reference ETF may not fully replicate or may, in certain circumstances, diverge significantly from the performance of the S&P 500® Index due to the Reference ETF not investing in all stocks comprising the S&P 500® Index, temporary unavailability of certain securities in the secondary market, differences in trading hours between the Reference ETF and securities comprising the S&P 500® Index, the occurrence of corporate actions (mergers and spinoffs) or due to other circumstances.

•
Securities Lending Risk. The Reference ETF may engage in securities lending. Securities lending involves the risk that the Reference ETF may lose money because the borrower of the Reference ETF’s loaned securities fails to return the securities in a timely manner or at all.

•	Fees and Expenses. Unlike the S&P 500® Index, the Reference ETF will reflect transaction costs and fees that will reduce its price performance relative to the S&P 500® Index.
•	Discount. Shares of exchange-traded funds tend to trade at a discount from their net asset value.

Credit Risk. Credit risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations.

Liquidity Risk. Liquidity risk is the risk that the Fund may be unable to sell a FLEX Option.

No one can guarantee that a liquid secondary trading market will exist for the FLEX Options. Trading in the FLEX Options may be less deep and liquid than certain other securities. FLEX Options may be less liquid than certain non-customized options. The Fund expects that it will not invest more than 10% of its net asset value in illiquid securities. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and your investment.

Under certain circumstances, current market prices may not be available with respect to the FLEX Options. Under those circumstances, the value of the FLEX Options will require more reliance on the Adviser’s judgment than that required for securities for which there is an active trading market. This creates a risk of mispricing or improper valuation of the FLEX Options which could impact the value received or paid for shares.

Management Risk. The skill and judgment of the Adviser in selecting investments will play a significant role in the Fund’s ability to achieve its investment objective. The Adviser and the portfolio managers have never managed this strategy in a mutual fund and this lack of experience may detract from the ability of the Fund to achieve its objective.

New Fund Risk. The Fund is recently formed. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategies, may not employ a successful investment strategy, or may fail to attract sufficient assets to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences to shareholders.

Tracking Error Risk. The Fund’s return may not match or achieve a high degree of correlation with the return of the SPEN10 Index. A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the SPEN10 Index, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The factors that may adversely affect the Fund’s correlation with the SPEN10 Index include fees, expenses, transaction costs, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities in which the Fund invests. While the Fund attempts to track the performance of the SPEN10 Index by investing all, or substantially all, of its assets in the types of securities that make up the SPEN10 Index, at times, the Fund may not have investment exposure to all securities in the SPEN10 Index, or its weighting of investment exposure to securities may be different from that of the SPEN10 Index. In addition, the Fund may invest in securities not included in the SPEN10 Index. The Fund may take or refrain from taking positions in order to improve tax efficiency, or comply with regulatory restrictions, either of which may negatively affect the Fund’s correlation with the SPEN10 Index. The Fund may also be subject to movements of assets into and out of the Fund in sizes that may differ from the size of the FLEX option contracts that constitute SPEN10 Index, potentially resulting in the Fund being over- or underexposed to the SPEN10 Index and may be impacted by reconstitutions and rebalancing events. Any of these factors could decrease correlation between the performance of the Fund and the SPEN10 Index and may hinder the Fund’s ability to meet its investment objective.

Tax Risk. The Fund expects to comply with the requirements of the Internal Revenue Code and other laws so that it will be taxed as a “regulated Investment company”; however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle’ rules, and various loss limitation provisions of the Internal Revenue Code.

Performance History

The Fund recently commenced operations and, as a result, does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance is not necessarily an indication of how the Fund will perform in the future.

Updated performance information is available at www.cboevest.com/mutualfunds/ or by calling the Fund toll-free at 855-505-VEST (8378).

CBOE Vest S&P 500 Enhanced Growth Strategy (November) Fund
FUND SUMMARY – Cboe Vest S & P 500 ® Enhanced Growth Strategy (November) Fund
Investment Objective

The Cboe Vest S&P 500® Enhanced Growth Strategy (November) Fund (the “Fund”) seeks to track, before fees and expenses, the performance of the Cboe® S&P 500® Enhanced Growth Index November Series (the “SPEN11 Index”).

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section “Distribution Arrangements” and in the section “Distribution” in the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

General Overview of the Fund’s Portfolio Construction

As explained in greater detail below, the Fund attempts to meet its objective of tracking, before fees and expenses, the performance of the SPEN11 Index, by constructing a portfolio of specially designed options that are similar to options that comprise the SPEN11 Index. Before you read more about the specifics of the Adviser’s Investment Approach to managing the Fund, it is important to understand the SPEN11 Index. Immediately following this section is information about the SPEN11 Index and its constituent parts. Following this disclosure is information about the Adviser’s Investment Approach (i.e., how the Adviser manages the Fund to achieve its objective).

About the SPEN11 Index

The methodology of the SPEN11 Index was created by the Chicago Board Options Exchange (“Cboe®”), an affiliate of the Adviser. The value of the SPEN11 Index is calculated daily as of the close of trading hours on the New York Stock Exchange by Cboe® (the “Index Calculation Agent”) utilizing an option valuation model and data provided by Cboe®. The SPEN11 Index is designed to measure the returns of a hypothetical portfolio of exchange-traded FLexible EXchange® Options (“FLEX Options ”) that reference the S&P 500® Index and are designed to track the returns of an “Enhanced Growth” options strategy.

Enhanced Growth options strategy: An Enhanced Growth options strategy is a type of “target outcome” strategy. A target outcome strategy seeks to target returns from an investment that is bought at inception of the strategy and held for a specific period of time. An Enhanced Growth options strategy is an investment in a portfolio of options linked to an underlying asset that, when bought at inception of the strategy and held to the expiration of the options, seeks to target returns that, over a period of approximately a one year, provides two-to-one enhanced returns on the price appreciation of the underlying asset up to a capped level, while providing one-to-one exposure to any losses from price depreciation.

The SPEN11 Index measures the performance of portfolio of exchange trade FLEX Options that replicate the returns of a continuously rolling Enhanced Growth options strategy that has its inception on the third Wednesday of November and if held to the third Wednesday of November the following year, seeks to provide two-to-one enhanced returns on the appreciation of the S&P 500® Index up to a capped level, while providing one-to-one exposure to any losses. The capped level of the Enhanced Growth options strategy is determined by the Index Calculation Agent on the third Wednesday of November pursuant to a mathematical calculation such that the value of the portfolio of FLEX Options that comprises the SPEN01 is equivalent to the value of the S&P 500® Index.

Index composition: The SPEN11 Index measures the performance of a portfolio of four purchased and written exchange-traded FLEX Options referencing the S&P 500® Index, that are each entered into on the third Wednesday of November and expire on the third Wednesday of November the following year. The options are:

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Purchased Call Options. The “Purchased Call Options” are call options purchased each with a strike price at 50% of the “Initial Level,” which is the price of the S&P 500® Index on the third Wednesday of the month.

•	Written Call Options. The “Written Call Options” are call options written each with a strike price that will be determined on the third Wednesday of the month.
•	Written Put Options. The “Written Put Options” are put options written each with a strike price at 50% of the Initial Level.
•	Purchased Put Options. The “Purchased Index Put Options” are put options purchased each with a strike price at the Initial Level.

Adviser’s Investment Approach

To meet its objective of tracking, before fees and expenses, the performance of the SPEN11 Index, the Fund will invest in FLEX Options that are similar to the FLEX Options that comprise the SPEN11. The Fund seeks to achieve returns or losses before all estimated fees and expenses that based on the price performance of the S&P 500® Index from the third Wednesday of November of a given year and held until the third Wednesday of the following November in the next year (the “holding period”) and that are designed to conform to the following performance targets:

•
If the S&P 500® Index appreciates over the holding period, the Fund seeks to provide shareholders with a total return that increases by twice the percentage increase of the S&P 500® Index, up to a maximum return that is determined at the start of the holding period (the “Capped Return”);

•	If the S&P 500® Index decreases over the holding period, the Fund seeks to provide shareholders with a total return loss that is equal to the percentage loss on the S&P 500® Index.

The Fund will construct a non-diversified portfolio that may include exchange-traded FLEX Options that reference the S&P 500® Index and / or FLEX Options that reference exchange-traded funds that seeks to track the S&P 500® Index (the “Reference ETF”). Specifically, the Fund may consist of purchased call FLEX Options (i.e., options that gives the Fund the right to buy the Reference ETF or the value of the S&P 500® Index) and written call FLEX Options (i.e., options that obligate the Fund to sell the Reference ETF or the value of the S&P 500® Index) and cash or fixed income securities issued by the US Treasury of duration of approximately one year or less. The Fund is designed to provide enhanced participation in positive returns up to a predetermined capped level and one-to-one returns on the downside. By seeking to track the SPEN11 Index, the Fund attempts to provide an investment vehicle that seeks to provide similar returns to the S&P 500® Index, with similar volatility and downside risk, but higher upside potential in market environments with modest gains.

Option contracts on an index give one party the right to receive or deliver cash value of the particular index, and another party the obligation to receive or deliver the cash value of that index. Option contracts on an individual security such as an ETF give one party the right to buy or sell the particular security, and another party the obligation to sell or buy that same security. Many options are exchange-traded and are available to investors with set or defined contract terms. The Fund will use FLEX Options, which are customized equity or index option contracts that trade on an exchange, but that provide investors with the ability to customize key contract terms like exercise prices, styles (i.e., American-style exercisable any time prior to the expiration date or European-style exercisable only on the option expiration date) and expiration dates. Like standardized exchange-traded options, FLEX Options are guaranteed for settlement by The Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. FLEX Options provide investors with the ability to customize key terms, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of Over-the-Counter (“OTC”) options positions.

The SPEN11 Index measures the performance of a portfolio of purchased and written put and call FLEX options. The Fund will utilize purchased and written FLEX Options similar to those that are part of the SPEN11 Index to seek to track, before fees and expenses, the performance of the SPEN11 Index. Put options give the holder (i.e., the buyer) the right to sell an asset (or deliver cash value of the index, in case of index put option) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the index, in case of index put option) at a certain defined price. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the index, in case of index call option) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the index, in case of index call option) at a certain defined price.

As the options mature approximately every year, they are replaced. By replacing options annually, the Fund seeks to ensure that investments made in November are enhancing participation in positive returns up to a predetermined level and providing one-to-one returns on the downside s realized in November in the following year. As explained in the Principal Risks disclosure, a key underlying component of the successful implementation of the Fund’s investment strategy is that an investor should stay invested in the Fund for at least one year.

Any FLEX Options that are written by the Fund that create an obligation to sell or buy an asset will be offset with a position in FLEX Options purchased by the Fund that to create the right to buy or sell the same asset such that the Fund will always be in a net long position. That is, any obligations of the Fund created by its writing of FLEX Options will be covered by offsetting positions in other purchased FLEX Options.

From time to time, the Fund may hold a portion of its assets in cash or invest them in liquid, short-term investments, including U.S. government obligations, certificates of deposit, commercial paper, other investment companies, money market instruments or other securities.

Because of certain potential limitations of the Investment Company Act of 1940 associated with trading options on the Chicago Board Options Exchange (“Cboe”) and any other exchanges owned or controlled by Cboe Holdings, Inc. (“Cboe Exchanges”), the Fund will direct all broker-dealers to not effect transactions in options on any Cboe Exchanges until such time that appropriate exemptive and/or no-action relief is obtained from the Securities and Exchange Commission (“SEC”) and/or its staff by the Adviser, the Cboe and/or any mutual funds advised by the Adviser. This restriction shall not prevent the Adviser or the Fund from engaging in other transactions or receiving other services from the Cboe or for which the Cboe may receive a benefit, such as pricing services, provided such transactions and/or the receipt of such services is consistent with applicable statutes, rules, regulations and interpretive positions of the SEC and its staff.

Principal Risks

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Derivative Securities Risk. The Fund may invest in derivative securities. These are financial instruments that derive their performance from the performance of an underlying asset or index. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Fund. The Fund could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

FLEX Options Risk. The Fund expects to utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. FLEX Options are also subject to the Derivative Securities Risk described above.

Index Limitations. The SPEN11 Index is designed to represent a proposed option strategy. The Index Calculation Agent utilizes an option valuation model to calculate the value of portfolio of FLEX Options that are constituents of the SPEN11 Index. Failure by the Index Calculation Agent to fully comprehend and accurately model the constituent FLEX Options may cause the performance of the Index to vary from the performance of an actual portfolio of the constituent FLEX Options or the performance of the Fund. Like many passive indexes, the SPEN11 Index does not take into account significant factors such as transaction costs and taxes and, because of factors such as these, the Fund’s portfolio should be expected to underperform passive indexes.

Index Sampling Risk. Index sampling risk is the chance that the investments selected for the Fund, in the aggregate, will not provide investment performance matching that of the SPEN11 Index. The Adviser expects the index sampling risk to be low.

Newly Created Index Risk. The SPEN11 Index is newly created and has a limited history of performance. As such, it is uncertain how closely the SPEN11 Index may be able to track the performance of an actual portfolio of the constituent FLEX Options that comprise the SPEN11 Index.

The Fund’s investment strategy is designed to achieve the targeted returns linked to the S&P 500® Index over the holding period of approximately one year. The Fund’s investment strategy has been designed to deliver on targeted returns linked to the S&P 500® Index if the shares are bought on the third Wednesday of November and held until the third Wednesday of the following November. For purchase or sale of the shares of the Fund outside this holding period, the value of the securities in the Fund could vary because of related factors other than the level of the S&P 500® Index.

Equity Risk. The SPEN11 Index provides an investor exposure to the equity securities markets. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates.

Exchange-Traded Funds Risk. The Fund may invest in FLEX Options that reference an exchange-traded fund (“ETF”) that tracks the S&P 500® Index. The risks of investment in such options typically reflect the risks of types of instruments in which the exchange-traded funds (“ETF”) invest. The value of an ETF is subject to change as the values of the component securities of the index that the ETF seeks to track fluctuate. An ETF that seeks to track the S&P 500® Index may not exactly match the performance of the S&P 500® Index due to cash drag, differences between the portfolio of the ETF and the components of the S&P 500® Index, expenses and other factors. Certain options on an ETF may not qualify as “section 1256 contracts” under section 1256 of the Internal Revenue Code of 1986, as amended, and disposition of such options will likely result in short-term or long-term capital gains or losses to the Fund depending on the holding period.

Fixed-Income Securities Risk. The Fund may invest in fixed-income (debt) securities, which are generally subject to the following risks:

•
Credit Risk. The financial condition of an issuer of a fixed-income security may cause the issuer to default. A decline in an issuer’s credit rating may cause a decrease in the value of the security and an increase in investment risk and price volatility.

•
Interest Rate Risk. An increase in interest rates typically causes a decrease in the value of fixed income securities in which the Fund may invest. Given the historically low interest rate environment, risks associated with rising rates are heightened. Fixed-income securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than fixed-income securities with shorter durations.

Indexed Securities and Derivatives Risk. If a security or derivative is linked to the performance of an index, it may be subject to the risks associated with changes in that index.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government and/or Federal Reserve, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

Non-Diversification Risk. The Fund is non-diversified. The performance of a non-diversified fund may be more volatile than the performance of a diversified fund. As a non-diversified fund, the Fund may hold fewer investments than a fund that is a diversified fund.

Options Risk. The price of an option, which is a function of interest rates, volatility, dividends, the exercise price, S&P 500® Index changes, and other market factors, may change rapidly over time. Options may expire unexercised, causing the Fund to lose the premium paid for the options. The Fund could experience a loss if securities underlying the options do not perform as anticipated. There may be an imperfect correlation between the prices of options and movements in the price of the securities, stock indexes or ETFs on which the options are based.

Market Risk. The value of your investment may fall over time because the Fund is subject to market risk. Because stock prices and the prices of the FLEX Options tend to fluctuate, the value of your investment in the Fund may increase or decrease. The shares of the Fund at any point in time may be worth less than the original investment.

Amplified Returns Risk. The Fund seeks to achieve its objective of enhanced participation in price appreciation up to a predetermined level of the S&P 500® Index and one-to-one participation in price depreciation of the S&P 500® Index by purchasing and selling call options to gain twice the exposure to the price of the S&P 500® Index in a predetermined price range. The Fund’s investment strategy has been designed to deliver the targeted enhanced upside participation in the predetermined price range if the shares are bought on the third Wednesday of November and held until the third Wednesday of the following November. For purchase or sale of the shares of the Fund over time periods other than from the third Wednesday of November to the third Wednesday of November the following year investors could experience more than one-to-one losses in market declines.

The positive Fund return is subject to a capped upside. The target return for an investment in the Fund is based on an assumption of holding the investment from the third Wednesday of the month to the third Wednesday of the same month the following year, the price performance of the S&P 500® Index or the Reference ETF, and the maximum Capped Return. Because the Fund’s return will be capped, the return of the Fund may be less than the performance of the S&P 500® Index or the Reference ETF. The Fund’s ability to provide enhanced return and capped upside is dependent on shareholders purchasing shares on the third Wednesday of the month and holding till the third Wednesday of the same month the following year. You may realize a return or loss that is higher or lower than the intended returns or losses as a result of purchasing shares or redeeming shares outside the investment time period, where the FLEX Options are otherwise liquidated by the Fund prior to expiration, if a corporate action occurs with respect to the S&P 500® Index or the Reference ETF, or increases in potential tax-related expenses and other expenses of the Fund above estimated levels.

Leverage Risk. The Fund may seek to gain exposure to certain securities in excess of 100%. Such exposure will make the Fund more sensitive to movement in the value of those instruments. In particular, investments in options and derivative instruments may provide the economic effect of financial leverage by creating additional investment exposure such that increases or decreases in the value of the Fund’s portfolio will be magnified.

The Fund is subject to performance and equity risk related to the Reference ETF, the S&P 500® Index and securities comprising the S&P 500® Index. The formulas to calculate the options’ payments at expiration is based on the price performance of the S&P 500® Index or the Reference ETF. The FLEX Options represent indirect positions in the S&P 500® Index or the Reference ETF and are subject to changes in value as the price of the S&P 500® Index or the Reference ETF rises or falls. The value of the FLEX Options may be adversely affected by various factors affecting the Reference ETF, the S&P 500® Index and the value of the securities comprising the S&P 500® Index. The settlement value of the FLEX Options is based on the S&P 500® Index or the Reference ETF Closing Value on the option expiration date only, and will be substantially determined by market conditions as of such time. The Reference ETF seeks to replicate the performance of the S&P 500® Index. The value of the Reference ETF will fluctuate over time based on fluctuations in the value of the stocks held by the Reference ETF which may be impacted by changes in general economic conditions, expectations for future economic growth and corporate profits, interest rates and the supply and demand for stocks that are components of the S&P 500® Index. Although common stocks have historically generated higher average returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatile returns. Common stocks are structurally subordinated to preferred stocks, bonds and other debt instruments in a company’s capital structure, and represent a residual claim on the issuer’s assets that have no value unless such assets are sufficient to cover all other claims.

Risk of Loss. The Fund does not provide principal protection and you may not receive a return of the capital you invest.

The value of the Written Options has a negative impact on the value of your investment. The Written Options create an obligation to make a payment in contrast to the Purchased Options which create the potential for receipt of a payment. As the value of the Written Options increases, it has a negative impact on the value of your shares in the Fund.

The value of the FLEX Options may change with the implied volatility of the Reference ETF, the S&P 500® Index and the securities comprising the S&P 500® Index. No one can predict whether implied volatility will rise or fall in the future.

The value of the Fund does not appreciate due to dividend payments paid by the Reference ETF. The Fund seeks to provide target returns on the price performance of the Reference ETF, which does not include returns from dividends paid by the Reference ETF.

The value of the Fund does not appreciate due to dividend payments paid by the companies in the S&P 500® Index. The Fund seeks to provide target returns on the price performance of the S&P 500® Index, which does not include returns from dividends paid by the companies in the S&P 500® Index.

The values of the FLEX Options do not increase or decrease at the same rate as the Reference ETF or the S&P 500® Index. The FLEX Options are all European style options, which means that they will be exercisable at the strike price only on the option expiration date. The value of the FLEX Options prior to the option expiration date may vary because of related factors other than the price of shares of the Reference ETF. The value of the Reference ETF will not increase or decrease at the same rate as the S&P 500® Index due to “tracking error” described below.

Certain features of the Reference ETF, which is an exchange-traded fund, will impact the value of the Fund’s Shares. The value of the Reference ETF is subject to the following factors:

•
Passive Investment Risk. The Reference ETF is not actively managed and attempts to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Reference ETF will hold constituent securities of the S&P 500® Index regardless of the current or projected performance on a specific security or particular industry or market sector, which could impact the unit price of the Reference ETF, the FLEX Options and the Fund.

•
Tracking Error. Exchange-traded funds face index correlation risk which is the risk that the performance of an exchange-traded fund will vary from the actual performance of the target index, known as “tracking error”. It is possible that the Reference ETF may not fully replicate or may, in certain circumstances, diverge significantly from the performance of the S&P 500® Index due to the Reference ETF not investing in all stocks comprising the S&P 500® Index, temporary unavailability of certain securities in the secondary market, differences in trading hours between the Reference ETF and securities comprising the S&P 500® Index, the occurrence of corporate actions (mergers and spinoffs) or due to other circumstances.

•
Securities Lending Risk. The Reference ETF may engage in securities lending. Securities lending involves the risk that the Reference ETF may lose money because the borrower of the Reference ETF’s loaned securities fails to return the securities in a timely manner or at all.

•	Fees and Expenses. Unlike the S&P 500® Index, the Reference ETF will reflect transaction costs and fees that will reduce its price performance relative to the S&P 500® Index.
•	Discount. Shares of exchange-traded funds tend to trade at a discount from their net asset value.

Credit Risk. Credit risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations.

Liquidity Risk. Liquidity risk is the risk that the Fund may be unable to sell a FLEX Option.

No one can guarantee that a liquid secondary trading market will exist for the FLEX Options. Trading in the FLEX Options may be less deep and liquid than certain other securities. FLEX Options may be less liquid than certain non-customized options. The Fund expects that it will not invest more than 10% of its net asset value in illiquid securities. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and your investment.

Under certain circumstances, current market prices may not be available with respect to the FLEX Options. Under those circumstances, the value of the FLEX Options will require more reliance on the Adviser’s judgment than that required for securities for which there is an active trading market. This creates a risk of mispricing or improper valuation of the FLEX Options which could impact the value received or paid for shares.

Management Risk. The skill and judgment of the Adviser in selecting investments will play a significant role in the Fund’s ability to achieve its investment objective. The Adviser and the portfolio managers have never managed this strategy in a mutual fund and this lack of experience may detract from the ability of the Fund to achieve its objective.

New Fund Risk. The Fund is recently formed. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategies, may not employ a successful investment strategy, or may fail to attract sufficient assets to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences to shareholders.

Tracking Error Risk. The Fund’s return may not match or achieve a high degree of correlation with the return of the SPEN11 Index. A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the SPEN11 Index, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The factors that may adversely affect the Fund’s correlation with the SPEN11 Index include fees, expenses, transaction costs, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities in which the Fund invests. While the Fund attempts to track the performance of the SPEN11 Index by investing all, or substantially all, of its assets in the types of securities that make up the SPEN11 Index, at times, the Fund may not have investment exposure to all securities in the SPEN11 Index, or its weighting of investment exposure to securities may be different from that of the SPEN11 Index. In addition, the Fund may invest in securities not included in the SPEN11 Index. The Fund may take or refrain from taking positions in order to improve tax efficiency, or comply with regulatory restrictions, either of which may negatively affect the Fund’s correlation with the SPEN11 Index. The Fund may also be subject to movements of assets into and out of the Fund in sizes that may differ from the size of the FLEX option contracts that constitute SPEN11 Index, potentially resulting in the Fund being over- or underexposed to the SPEN11 Index and may be impacted by reconstitutions and rebalancing events. Any of these factors could decrease correlation between the performance of the Fund and the SPEN11 Index and may hinder the Fund’s ability to meet its investment objective.

Tax Risk. The Fund expects to comply with the requirements of the Internal Revenue Code and other laws so that it will be taxed as a “regulated Investment company”; however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle’ rules, and various loss limitation provisions of the Internal Revenue Code.

Performance History

The Fund recently commenced operations and, as a result, does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance is not necessarily an indication of how the Fund will perform in the future.

Updated performance information is available at www.cboevest.com/mutualfunds/ or by calling the Fund toll-free at 855-505-VEST (8378).

CBOE Vest S&P 500 Enhanced Growth Strategy (December) Fund
FUND SUMMARY – Cboe Vest S & P 500 ® Enhanced Growth Strategy (December) Fund
Investment Objective

The Cboe Vest S&P 500® Enhanced Growth Strategy (December) Fund (the “Fund”) seeks to track, before fees and expenses, the performance of the Cboe® S&P 500® Enhanced Growth Index December Series (the “SPEN12 Index”).

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section “Distribution Arrangements” and in the section “Distribution” in the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

General Overview of the Fund’s Portfolio Construction

As explained in greater detail below, the Fund attempts to meet its objective of tracking, before fees and expenses, the performance of the SPEN12 Index, by constructing a portfolio of specially designed options that are similar to options that comprise the SPEN12 Index. Before you read more about the specifics of the Adviser’s Investment Approach to managing the Fund, it is important to understand the SPEN12 Index. Immediately following this section is information about the SPEN12 Index and its constituent parts. Following this disclosure is information about the Adviser’s Investment Approach (i.e., how the Adviser manages the Fund to achieve its objective).

About the SPEN12 Index

The methodology of the SPEN12 Index was created by the Chicago Board Options Exchange (“Cboe®”), an affiliate of the Adviser. The value of the SPEN12 Index is calculated daily as of the close of trading hours on the New York Stock Exchange by Cboe® (the “Index Calculation Agent”) utilizing an option valuation model and data provided by Cboe®. The SPEN12 Index is designed to measure the returns of a hypothetical portfolio of exchange-traded FLexible EXchange® Options (“FLEX Options”) that reference the S&P 500® Index and are designed to track the returns of an “Enhanced Growth” options strategy.

Enhanced Growth options strategy: An Enhanced Growth options strategy is a type of “target outcome” strategy. A target outcome strategy seeks to target returns from an investment that is bought at inception of the strategy and held for a specific period of time. An Enhanced Growth options strategy is an investment in a portfolio of options linked to an underlying asset that, when bought at inception of the strategy and held to the expiration of the options, seeks to target returns that, over a period of approximately a one year, provides two-to-one enhanced returns on the price appreciation of the underlying asset up to a capped level, while providing one-to-one exposure to any losses from price depreciation.

The SPEN12 Index measures the performance of portfolio of exchange trade FLEX Options that replicate the returns of a continuously rolling Enhanced Growth options strategy that has its inception on the third Wednesday of December and if held to the third Wednesday of December the following year, seeks to provide two-to-one enhanced returns on the appreciation of the S&P 500® Index up to a capped level, while providing one-to-one exposure to any losses. The capped level of the Enhanced Growth options strategy is determined by the Index Calculation Agent on the third Wednesday of December pursuant to a mathematical calculation such that the value of the portfolio of FLEX Options that comprises the SPEN01 is equivalent to the value of the S&P 500® Index.

Index composition: The SPEN12 Index measures the performance of a portfolio of four purchased and written exchange-traded FLEX Options referencing the S&P 500® Index, that are each entered into on the third Wednesday of December and expire on the third Wednesday of December the following year. The options are:

•
Purchased Call Options. The “Purchased Call Options” are call options purchased each with a strike price at 50% of the “Initial Level,” which is the price of the S&P 500® Index on the third Wednesday of the month.

•	Written Call Options. The “Written Call Options” are call options written each with a strike price that will be determined on the third Wednesday of the month.
•	Written Put Options. The “Written Put Options” are put options written each with a strike price at 50% of the Initial Level.
•	Purchased Put Options. The “Purchased Index Put Options” are put options purchased each with a strike price at the Initial Level.

Adviser’s Investment Approach

To meet its objective of tracking, before fees and expenses, the performance of the SPEN12 Index, the Fund will invest in FLEX Options that are similar to the FLEX Options that comprise the SPEN12. The Fund seeks to achieve returns or losses before all estimated fees and expenses that based on the price performance of the S&P 500® Index from the third Wednesday of December of a given year and held until the third Wednesday of the following December in the next year (the “holding period”) and that are designed to conform to the following performance targets:

•
If the S&P 500® Index appreciates over the holding period, the Fund seeks to provide shareholders with a total return that increases by twice the percentage increase of the S&P 500® Index, up to a maximum return that is determined at the start of the holding period (the “Capped Return”);

•	If the S&P 500® Index decreases over the holding period, the Fund seeks to provide shareholders with a total return loss that is equal to the percentage loss on the S&P 500® Index.

The Fund will construct a non-diversified portfolio that may include exchange-traded FLEX Options that reference the S&P 500® Index and / or FLEX Options that reference exchange-traded funds that seeks to track the S&P 500® Index (the “Reference ETF”). Specifically, the Fund may consist of purchased call FLEX Options (i.e., options that gives the Fund the right to buy the Reference ETF or the value of the S&P 500® Index) and written call FLEX Options (i.e., options that obligate the Fund to sell the Reference ETF or the value of the S&P 500® Index) and cash or fixed income securities issued by the US Treasury of duration of approximately one year or less. The Fund is designed to provide enhanced participation in positive returns up to a predetermined capped level and one-to-one returns on the downside. By seeking to track the SPEN12 Index, the Fund attempts to provide an investment vehicle that seeks to provide similar returns to the S&P 500® Index, with similar volatility and downside risk, but higher upside potential in market environments with modest gains.

Option contracts on an index give one party the right to receive or deliver cash value of the particular index, and another party the obligation to receive or deliver the cash value of that index. Option contracts on an individual security such as an ETF give one party the right to buy or sell the particular security, and another party the obligation to sell or buy that same security. Many options are exchange-traded and are available to investors with set or defined contract terms. The Fund will use FLEX Options, which are customized equity or index option contracts that trade on an exchange, but that provide investors with the ability to customize key contract terms like exercise prices, styles (i.e., American-style exercisable any time prior to the expiration date or European-style exercisable only on the option expiration date) and expiration dates. Like standardized exchange-traded options, FLEX Options are guaranteed for settlement by The Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. FLEX Options provide investors with the ability to customize key terms, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of Over-the-Counter (“OTC”) options positions.

The SPEN12 Index measures the performance of a portfolio of purchased and written put and call FLEX options. The Fund will utilize purchased and written FLEX Options similar to those that are part of the SPEN12 Index to seek to track, before fees and expenses, the performance of the SPEN12 Index. Put options give the holder (i.e., the buyer) the right to sell an asset (or deliver cash value of the index, in case of index put option) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the index, in case of index put option) at a certain defined price. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the index, in case of index call option) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the index, in case of index call option) at a certain defined price.

As the options mature approximately every year, they are replaced. By replacing options annually, the Fund seeks to ensure that investments made in December are enhancing participation in positive returns up to a predetermined level and providing one-to-one returns on the downside s realized in December in the following year. As explained in the Principal Risks disclosure, a key underlying component of the successful implementation of the Fund’s investment strategy is that an investor should stay invested in the Fund for at least one year.

Any FLEX Options that are written by the Fund that create an obligation to sell or buy an asset will be offset with a position in FLEX Options purchased by the Fund that to create the right to buy or sell the same asset such that the Fund will always be in a net long position. That is, any obligations of the Fund created by its writing of FLEX Options will be covered by offsetting positions in other purchased FLEX Options.

From time to time, the Fund may hold a portion of its assets in cash or invest them in liquid, short-term investments, including U.S. government obligations, certificates of deposit, commercial paper, other investment companies, money market instruments or other securities.

Because of certain potential limitations of the Investment Company Act of 1940 associated with trading options on the Chicago Board Options Exchange (“Cboe”) and any other exchanges owned or controlled by Cboe Holdings, Inc. (“Cboe Exchanges”), the Fund will direct all broker-dealers to not effect transactions in options on any Cboe Exchanges until such time that appropriate exemptive and/or no-action relief is obtained from the Securities and Exchange Commission (“SEC”) and/or its staff by the Adviser, the Cboe and/or any mutual funds advised by the Adviser. This restriction shall not prevent the Adviser or the Fund from engaging in other transactions or receiving other services from the Cboe or for which the Cboe may receive a benefit, such as pricing services, provided such transactions and/or the receipt of such services is consistent with applicable statutes, rules, regulations and interpretive positions of the SEC and its staff.

Principal Risks

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Derivative Securities Risk. The Fund may invest in derivative securities. These are financial instruments that derive their performance from the performance of an underlying asset or index. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Fund. The Fund could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

FLEX Options Risk. The Fund expects to utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. FLEX Options are also subject to the Derivative Securities Risk described above.

Index Limitations. The SPEN12 Index is designed to represent a proposed option strategy. The Index Calculation Agent utilizes an option valuation model to calculate the value of portfolio of FLEX Options that are constituents of the SPEN12 Index. Failure by the Index Calculation Agent to fully comprehend and accurately model the constituent FLEX Options may cause the performance of the Index to vary from the performance of an actual portfolio of the constituent FLEX Options or the performance of the Fund. Like many passive indexes, the SPEN12 Index does not take into account significant factors such as transaction costs and taxes and, because of factors such as these, the Fund’s portfolio should be expected to underperform passive indexes.

Index Sampling Risk. Index sampling risk is the chance that the investments selected for the Fund, in the aggregate, will not provide investment performance matching that of the SPEN12 Index. The Adviser expects the index sampling risk to be low.

Newly Created Index Risk. The SPEN12 Index is newly created and has a limited history of performance. As such, it is uncertain how closely the SPEN12 Index may be able to track the performance of an actual portfolio of the constituent FLEX Options that comprise the SPEN12 Index.

The Fund’s investment strategy is designed to achieve the targeted returns linked to the S&P 500® Index over the holding period of approximately one year. The Fund’s investment strategy has been designed to deliver on targeted returns linked to the S&P 500® Index if the shares are bought on the third Wednesday of December and held until the third Wednesday of the following December. For purchase or sale of the shares of the Fund outside this holding period, the value of the securities in the Fund could vary because of related factors other than the level of the S&P 500® Index.

Equity Risk. The SPEN12 Index provides an investor exposure to the equity securities markets. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates.

Exchange-Traded Funds Risk. The Fund may invest in FLEX Options that reference an exchange-traded fund (“ETF”) that tracks the S&P 500® Index. The risks of investment in such options typically reflect the risks of types of instruments in which the exchange-traded funds (“ETF”) invest. The value of an ETF is subject to change as the values of the component securities of the index that the ETF seeks to track fluctuate. An ETF that seeks to track the S&P 500® Index may not exactly match the performance of the S&P 500® Index due to cash drag, differences between the portfolio of the ETF and the components of the S&P 500® Index, expenses and other factors. Certain options on an ETF may not qualify as “section 1256 contracts” under section 1256 of the Internal Revenue Code of 1986, as amended, and disposition of such options will likely result in short-term or long-term capital gains or losses to the Fund depending on the holding period.

Fixed-Income Securities Risk. The Fund may invest in fixed-income (debt) securities, which are generally subject to the following risks:

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Credit Risk. The financial condition of an issuer of a fixed-income security may cause the issuer to default. A decline in an issuer’s credit rating may cause a decrease in the value of the security and an increase in investment risk and price volatility.

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Interest Rate Risk. An increase in interest rates typically causes a decrease in the value of fixed income securities in which the Fund may invest. Given the historically low interest rate environment, risks associated with rising rates are heightened. Fixed-income securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than fixed-income securities with shorter durations.

Indexed Securities and Derivatives Risk. If a security or derivative is linked to the performance of an index, it may be subject to the risks associated with changes in that index.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government and/or Federal Reserve, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

Non-Diversification Risk. The Fund is non-diversified. The performance of a non-diversified fund may be more volatile than the performance of a diversified fund. As a non-diversified fund, the Fund may hold fewer investments than a fund that is a diversified fund.

Options Risk. The price of an option, which is a function of interest rates, volatility, dividends, the exercise price, S&P 500® Index changes, and other market factors, may change rapidly over time. Options may expire unexercised, causing the Fund to lose the premium paid for the options. The Fund could experience a loss if securities underlying the options do not perform as anticipated. There may be an imperfect correlation between the prices of options and movements in the price of the securities, stock indexes or ETFs on which the options are based.

Market Risk. The value of your investment may fall over time because the Fund is subject to market risk. Because stock prices and the prices of the FLEX Options tend to fluctuate, the value of your investment in the Fund may increase or decrease. The shares of the Fund at any point in time may be worth less than the original investment.

Amplified Returns Risk. The Fund seeks to achieve its objective of enhanced participation in price appreciation up to a predetermined level of the S&P 500® Index and one-to-one participation in price depreciation of the S&P 500® Index by purchasing and selling call options to gain twice the exposure to the price of the S&P 500® Index in a predetermined price range. The Fund’s investment strategy has been designed to deliver the targeted enhanced upside participation in the predetermined price range if the shares are bought on the third Wednesday of December and held until the third Wednesday of the following December. For purchase or sale of the shares of the Fund over time periods other than from the third Wednesday of December to the third Wednesday of December the following year investors could experience more than one-to-one losses in market declines.

The positive Fund return is subject to a capped upside. The target return for an investment in the Fund is based on an assumption of holding the investment from the third Wednesday of the month to the third Wednesday of the same month the following year, the price performance of the S&P 500® Index or the Reference ETF, and the maximum Capped Return. Because the Fund’s return will be capped, the return of the Fund may be less than the performance of the S&P 500® Index or the Reference ETF. The Fund’s ability to provide enhanced return and capped upside is dependent on shareholders purchasing shares on the third Wednesday of the month and holding till the third Wednesday of the same month the following year. You may realize a return or loss that is higher or lower than the intended returns or losses as a result of purchasing shares or redeeming shares outside the investment time period, where the FLEX Options are otherwise liquidated by the Fund prior to expiration, if a corporate action occurs with respect to the S&P 500® Index or the Reference ETF, or increases in potential tax-related expenses and other expenses of the Fund above estimated levels.

Leverage Risk. The Fund may seek to gain exposure to certain securities in excess of 100%. Such exposure will make the Fund more sensitive to movement in the value of those instruments. In particular, investments in options and derivative instruments may provide the economic effect of financial leverage by creating additional investment exposure such that increases or decreases in the value of the Fund’s portfolio will be magnified.

The Fund is subject to performance and equity risk related to the Reference ETF, the S&P 500® Index and securities comprising the S&P 500® Index. The formulas to calculate the options’ payments at expiration is based on the price performance of the S&P 500® Index or the Reference ETF. The FLEX Options represent indirect positions in the S&P 500® Index or the Reference ETF and are subject to changes in value as the price of the S&P 500® Index or the Reference ETF rises or falls. The value of the FLEX Options may be adversely affected by various factors affecting the Reference ETF, the S&P 500® Index and the value of the securities comprising the S&P 500® Index. The settlement value of the FLEX Options is based on the S&P 500® Index or the Reference ETF Closing Value on the option expiration date only, and will be substantially determined by market conditions as of such time. The Reference ETF seeks to replicate the performance of the S&P 500® Index. The value of the Reference ETF will fluctuate over time based on fluctuations in the value of the stocks held by the Reference ETF which may be impacted by changes in general economic conditions, expectations for future economic growth and corporate profits, interest rates and the supply and demand for stocks that are components of the S&P 500® Index. Although common stocks have historically generated higher average returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatile returns. Common stocks are structurally subordinated to preferred stocks, bonds and other debt instruments in a company’s capital structure, and represent a residual claim on the issuer’s assets that have no value unless such assets are sufficient to cover all other claims.

Risk of Loss. The Fund does not provide principal protection and you may not receive a return of the capital you invest.

The value of the Written Options has a negative impact on the value of your investment. The Written Options create an obligation to make a payment in contrast to the Purchased Options which create the potential for receipt of a payment. As the value of the Written Options increases, it has a negative impact on the value of your shares in the Fund.

The value of the FLEX Options may change with the implied volatility of the Reference ETF, the S&P 500® Index and the securities comprising the S&P 500® Index. No one can predict whether implied volatility will rise or fall in the future.

The value of the Fund does not appreciate due to dividend payments paid by the Reference ETF. The Fund seeks to provide target returns on the price performance of the Reference ETF, which does not include returns from dividends paid by the Reference ETF.

The value of the Fund does not appreciate due to dividend payments paid by the companies in the S&P 500® Index. The Fund seeks to provide target returns on the price performance of the S&P 500® Index, which does not include returns from dividends paid by the companies in the S&P 500® Index.

The values of the FLEX Options do not increase or decrease at the same rate as the Reference ETF or the S&P 500® Index. The FLEX Options are all European style options, which means that they will be exercisable at the strike price only on the option expiration date. The value of the FLEX Options prior to the option expiration date may vary because of related factors other than the price of shares of the Reference ETF. The value of the Reference ETF will not increase or decrease at the same rate as the S&P 500® Index due to “tracking error” described below.

Certain features of the Reference ETF, which is an exchange-traded fund, will impact the value of the Fund’s Shares. The value of the Reference ETF is subject to the following factors:

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Passive Investment Risk. The Reference ETF is not actively managed and attempts to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Reference ETF will hold constituent securities of the S&P 500® Index regardless of the current or projected performance on a specific security or particular industry or market sector, which could impact the unit price of the Reference ETF, the FLEX Options and the Fund.

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Tracking Error. Exchange-traded funds face index correlation risk which is the risk that the performance of an exchange-traded fund will vary from the actual performance of the target index, known as “tracking error”. It is possible that the Reference ETF may not fully replicate or may, in certain circumstances, diverge significantly from the performance of the S&P 500® Index due to the Reference ETF not investing in all stocks comprising the S&P 500® Index, temporary unavailability of certain securities in the secondary market, differences in trading hours between the Reference ETF and securities comprising the S&P 500® Index, the occurrence of corporate actions (mergers and spinoffs) or due to other circumstances.

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Securities Lending Risk. The Reference ETF may engage in securities lending. Securities lending involves the risk that the Reference ETF may lose money because the borrower of the Reference ETF’s loaned securities fails to return the securities in a timely manner or at all.

•	Fees and Expenses. Unlike the S&P 500® Index, the Reference ETF will reflect transaction costs and fees that will reduce its price performance relative to the S&P 500® Index.
•	Discount. Shares of exchange-traded funds tend to trade at a discount from their net asset value.

Credit Risk. Credit risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations.

Liquidity Risk. Liquidity risk is the risk that the Fund may be unable to sell a FLEX Option.

No one can guarantee that a liquid secondary trading market will exist for the FLEX Options. Trading in the FLEX Options may be less deep and liquid than certain other securities. FLEX Options may be less liquid than certain non-customized options. The Fund expects that it will not invest more than 10% of its net asset value in illiquid securities. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and your investment.

Under certain circumstances, current market prices may not be available with respect to the FLEX Options. Under those circumstances, the value of the FLEX Options will require more reliance on the Adviser’s judgment than that required for securities for which there is an active trading market. This creates a risk of mispricing or improper valuation of the FLEX Options which could impact the value received or paid for shares.

Management Risk. The skill and judgment of the Adviser in selecting investments will play a significant role in the Fund’s ability to achieve its investment objective. The Adviser and the portfolio managers have never managed this strategy in a mutual fund and this lack of experience may detract from the ability of the Fund to achieve its objective.

New Fund Risk. The Fund is recently formed. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategies, may not employ a successful investment strategy, or may fail to attract sufficient assets to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences to shareholders.

Tracking Error Risk. The Fund’s return may not match or achieve a high degree of correlation with the return of the SPEN12 Index. A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the SPEN12 Index, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The factors that may adversely affect the Fund’s correlation with the SPEN12 Index include fees, expenses, transaction costs, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities in which the Fund invests. While the Fund attempts to track the performance of the SPEN12 Index by investing all, or substantially all, of its assets in the types of securities that make up the SPEN12 Index, at times, the Fund may not have investment exposure to all securities in the SPEN12 Index, or its weighting of investment exposure to securities may be different from that of the SPEN12 Index. In addition, the Fund may invest in securities not included in the SPEN12 Index. The Fund may take or refrain from taking positions in order to improve tax efficiency, or comply with regulatory restrictions, either of which may negatively affect the Fund’s correlation with the SPEN12 Index. The Fund may also be subject to movements of assets into and out of the Fund in sizes that may differ from the size of the FLEX option contracts that constitute SPEN12 Index, potentially resulting in the Fund being over- or underexposed to the SPEN12 Index and may be impacted by reconstitutions and rebalancing events. Any of these factors could decrease correlation between the performance of the Fund and the SPEN12 Index and may hinder the Fund’s ability to meet its investment objective.

Tax Risk. The Fund expects to comply with the requirements of the Internal Revenue Code and other laws so that it will be taxed as a “regulated Investment company”; however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle’ rules, and various loss limitation provisions of the Internal Revenue Code.

Performance History

The Fund recently commenced operations and, as a result, does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance is not necessarily an indication of how the Fund will perform in the future.

Updated performance information is available at www.cboevest.com/mutualfunds/ or by calling the Fund toll-free at 855-505-VEST (8378).